UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Banking Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$195	1.75%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 30.56% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Wells Fargo & Co., JP Morgan Chase & Co., and Citigroup, Inc. Those that detracted the most were Flagstar Financial, Inc., Toronto-Dominion Bank and Valley National Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Banking Fund	23.11%	5.15%	6.15%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$3,427,691
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	177%
Total Advisory Fees Paid	$21,243

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Banking Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Capital One Financial Corp.	3.0%
Truist Financial Corp.	2.8%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	33.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010427-123124

Guggenheim Investments	2

Basic Materials

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Basic Materials for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -2.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned -0.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were paper & plastic packaging products, gold, and construction materials. Those that detracted the most were steel, diversified metals & mining, and specialty chemicals. The holdings that contributed the most to performance were CRH plc, Agnico Eagle Mines Limited, and Kinross Gold Corporation. Those that detracted the most were Vale S.A. ADR, Celanese Corporation, and Sigma Lithium Corporation.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Basic Materials Fund	-2.47%	7.17%	6.42%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Materials Index	-0.04%	8.69%	7.87%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$6,037,863
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$55,683

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Basic Materials | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Linde plc	9.0%
Sherwin-Williams Co.	2.6%
Air Products and Chemicals, Inc.	2.3%
CRH plc	2.3%
Ecolab, Inc.	2.2%
Freeport-McMoRan, Inc.	2.1%
Barrick Gold Corp.	1.9%
Newmont Corp.	1.8%
Corteva, Inc.	1.8%
Vale S.A. ADR	1.8%
Top 10 Total	27.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010428-123124

Guggenheim Investments	2

Biotechnology Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -1.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 2.58% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, fertilizers & agricultural chemicals, and health care services. Those that detracted the most were life sciences tools & services and biotechnology. The holdings that contributed the most to performance were Natera, Inc., Insmed Inc., and AbbVie, Inc. Those that detracted the most were Biogen, Inc., Moderna, Inc. and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Biotechnology Fund	-1.40%	2.11%	3.52%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Health Care Index	2.58%	7.99%	9.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$9,967,371
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	893%
Total Advisory Fees Paid	$93,783

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Biotechnology Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
AbbVie, Inc.	8.2%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.9%
Corteva, Inc.	2.8%
Alnylam Pharmaceuticals, Inc.	2.4%
AstraZeneca plc ADR	2.3%
Biogen, Inc.	2.1%
Illumina, Inc.	2.0%
Top 10 Total	38.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010380-123124

Guggenheim Investments	2

Consumer Products Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$177	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 14.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, household products, and food retail. Those that detracted the most were agricultural products & services, distillers & vintners, and personal care products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Procter & Gamble Co., and Altria Group, Inc. Those that detracted the most were Estée Lauder Companies, Inc. – Class A, Brown-Forman Corp. – Class B, and Archer-Daniels-Midland Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Consumer Products Fund	4.42%	3.55%	4.80%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Staples Index	14.87%	8.56%	8.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$5,984,763
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	558%
Total Advisory Fees Paid	$61,905

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Consumer Products Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.8%
Coca-Cola Co.	5.0%
PepsiCo, Inc.	4.9%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	3.2%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.3%
Kenvue, Inc.	2.2%
Kroger Co.	2.1%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010381-123124

Guggenheim Investments	2

Electronics Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.13%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was semiconductors, while the industry that detracted the most from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Marvell Technology, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Wolfspeed, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Electronics Fund	16.13%	21.13%	19.69%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$28,906,722
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$281,602

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Electronics Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NVIDIA Corp.	16.4%
Broadcom, Inc.	11.1%
Advanced Micro Devices, Inc.	4.0%
Texas Instruments, Inc.	3.9%
QUALCOMM, Inc.	3.9%
Applied Materials, Inc.	3.4%
Analog Devices, Inc.	3.0%
Marvell Technology, Inc.	3.0%
Lam Research Corp.	2.8%
KLA Corp.	2.7%
Top 10 Total	54.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010382-123124

Guggenheim Investments	2

Energy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Energy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 5.72% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, oil & gas exploration and production, and coal & consumable fuels. Those that detracted the most were semiconductor materials & equipment, oil & gas refining and marketing, and oil & gas drilling. The holdings that contributed the most to performance were Targa Resources Corp., Williams Companies, Inc., and Kinder Morgan, Inc. Those that detracted the most were SolarEdge Technologies, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Energy Fund	0.07%	8.35%	0.21%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Energy Index	5.72%	12.14%	4.91%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$9,826,760
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	1,179%
Total Advisory Fees Paid	$122,744

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Energy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Exxon Mobil Corp.	6.6%
Chevron Corp.	4.7%
ConocoPhillips	3.5%
Equities Corp.	3.4%
EOG Resources, Inc.	2.5%
Williams Companies, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010383-123124

Guggenheim Investments	2

Energy Services Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$166	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -7.90%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 5.72% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc., and TechnipFMC plc. Those that detracted the most were SLB (formerly Schlumberger), Halliburton Co., and Transocean Ltd.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Energy Services Fund	-7.90%	0.19%	-9.33%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Energy Index	5.72%	12.14%	4.91%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,171,059
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	252%
Total Advisory Fees Paid	$42,208

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Energy Services Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Schlumberger N.V.	12.1%
Baker Hughes Co.	10.7%
Halliburton Co.	7.8%
NOV, Inc.	4.0%
TechnipFMC plc	3.9%
ChampionX Corp.	3.8%
Weatherford International plc	3.7%
Cactus, Inc. — Class A	3.6%
Archrock, Inc.	3.5%
Noble Corporation plc	3.5%
Top 10 Total	56.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010384-123124

Guggenheim Investments	2

Financial Services Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$193	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 22.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 30.56% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, asset management & custody bank, and investment banking & brokerage. Those that detracted the most were telecom tower REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc. – Class B, and Wells Fargo & Co. Those that detracted the most were StoneCo Ltd. – Class A, XP, Inc. — Class A, and Flagstar Financial, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Financial Services Fund	22.26%	9.03%	8.33%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$11,555,884
Total Number of Portfolio Holdings	158
Portfolio Turnover Rate	201%
Total Advisory Fees Paid	$97,235

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Financial Services Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.6%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.4%
S&P Global, Inc.	1.3%
Morgan Stanley	1.3%
Top 10 Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010385-123124

Guggenheim Investments	2

Health Care Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 2.58% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care equipment, and health care distributors. Those that detracted the most were managed health care, life sciences tools & services, and health care services. The holdings that contributed the most to performance were Eli Lilly and Co., Intuitive Surgical, Inc., and Boston Scientific Corp. Those that detracted the most were CVS Health Corp., Humana, Inc., and Moderna, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Health Care Fund	0.14%	5.47%	6.51%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Health Care Index	2.58%	7.99%	9.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$11,270,620
Total Number of Portfolio Holdings	126
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$107,542

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Health Care Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.3%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.8%
Merck & Company, Inc.	2.4%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.2%
Intuitive Surgical, Inc.	2.1%
Pfizer, Inc.	2.0%
Danaher Corp.	1.9%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010386-123124

Guggenheim Investments	2

Internet Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Internet Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were interactive media & services, communications equipment, and broadline retail. Those that detracted the most were home furnishing retail, health care technology, and real estate services. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Amazon.com, Inc., and Netflix, Inc. Those that detracted the most were Adobe, Inc., Snowflake, Inc. – Class A, and MongoDB, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Internet Fund	23.39%	8.91%	10.93%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$5,351,812
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$49,942

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Internet Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.2%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc. — Class A	5.6%
Netflix, Inc.	4.1%
Salesforce, Inc.	3.7%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.3%
Arista Networks, Inc.	2.3%
Booking Holdings, Inc.	2.1%
Top 10 Total	40.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010387-123124

Guggenheim Investments	2

Leisure Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 30.14% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels/resorts & cruise lines, and restaurants. Those that detracted the most were cable & satellite, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Netflix, Inc., Sea Ltd. ADR – Class A, and Spotify Technology S.A. Those that detracted the most were Brown-Forman Corp. – Class B, Comcast Corp. – Class A, and SiriusXM Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Leisure Fund	16.50%	4.77%	6.43%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Discretionary Index	30.14%	14.12%	13.62%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,859,226
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$39,264

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Leisure Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Netflix, Inc.	4.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.5%
Philip Morris International, Inc.	3.3%
Comcast Corp. — Class A	2.9%
Booking Holdings, Inc.	2.9%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010388-123124

Guggenheim Investments	2

Precious Metals Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.12%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -0.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold and silver. The industries that detracted were precious metals & minerals, and copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Kinross Gold Corp., and Anglogold Ashanti plc. Those that detracted the most were SSR Mining, Inc., Sibanye Stillwater Ltd. ADR, and Barrick Gold Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Precious Metals Fund	8.12%	4.01%	6.67%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Materials Index	-0.04%	8.69%	7.87%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$16,178,410
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	2,009%
Total Advisory Fees Paid	$149,931

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Precious Metals Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	9.1%
Newmont Corp.	7.9%
Agnico Eagle Mines Ltd.	7.7%
Barrick Gold Corp.	6.4%
Wheaton Precious Metals Corp.	6.3%
Franco-Nevada Corp.	4.5%
Kinross Gold Corp.	4.2%
Anglogold Ashanti plc	4.1%
Gold Fields Ltd. ADR	4.1%
Royal Gold, Inc.	3.6%
Top 10 Total	57.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010412-123124

Guggenheim Investments	2

Real Estate Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$178	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 5.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 8.75% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were industrial REITs, telecom tower REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Iron Mountain, Inc., and Digital Realty Trust, Inc. Those that detracted the most were Prologis, Inc., CoStar Group, Inc., and Crown Castle, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Real Estate Fund	5.03%	1.22%	3.44%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI U.S. REIT Index	8.75%	4.31%	5.66%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$3,959,642
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	343%
Total Advisory Fees Paid	$38,058

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Real Estate Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Prologis, Inc.	3.3%
Equinix, Inc.	3.2%
American Tower Corp. — Class A	3.0%
Welltower, Inc.	3.0%
Digital Realty Trust, Inc.	2.6%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.0%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010395-123124

Guggenheim Investments	2

Retailing Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 30.14% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and apparel retail. Those that detracted the most were drug retail, distributors, and other specialty retail. The holdings that contributed the most to performance were Amazon.com, Inc., Walmart, Inc., and Carvana Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Dollar Tree, Inc., and Dollar General Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Retailing Fund	16.59%	9.90%	7.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Discretionary Index	30.14%	14.12%	13.62%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$2,459,302
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	273%
Total Advisory Fees Paid	$23,641

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Retailing Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Amazon.com, Inc.	9.8%
Walmart, Inc.	5.0%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.2%
Costco Wholesale Corp.	4.2%
TJX Companies, Inc.	4.2%
Carvana Co.	3.3%
O'Reilly Automotive, Inc.	2.9%
Target Corp.	2.9%
PDD Holdings, Inc. ADR	2.8%
Top 10 Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010389-123124

Guggenheim Investments	2

Technology Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Technology Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.97%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, application software, and systems software. Those that detracted the most were semiconductor materials & equipment, technology distributors, and internet services & infrastructure. The holdings that contributed the most to performance were NVIDIA Corp., Meta Platforms, Inc. - Class A, and Broadcom, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Technology Fund	23.97%	16.19%	15.82%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$22,947,292
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$180,679

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Technology Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.3%
Microsoft Corp.	5.2%
Alphabet, Inc. — Class A	4.6%
Broadcom, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.6%
Salesforce, Inc.	1.6%
Oracle Corp.	1.6%
Cisco Systems, Inc.	1.4%
Adobe, Inc.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010391-123124

Guggenheim Investments	2

Telecommunications Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.77%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 15.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 29.57% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. Those that detracted the most were cable & satellite and movies & entertainment. The holdings that contributed the most to performance were Arista Networks, Inc., AT&T, Inc., and T-Mobile US, Inc. Those that detracted the most were Comcast Corp. – Class A, ViaSat, Inc., and AST SpaceMobile, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Telecommunications Fund	15.73%	1.71%	3.07%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Telecommunication Services Index	29.57%	1.30%	4.75%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,207,302
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	381%
Total Advisory Fees Paid	$24,525

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Telecommunications Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
AT&T, Inc.	7.1%
Verizon Communications, Inc.	6.9%
Comcast Corp. — Class A	6.5%
Arista Networks, Inc.	6.0%
T-Mobile US, Inc.	5.6%
Motorola Solutions, Inc.	4.2%
Charter Communications, Inc. — Class A	4.0%
F5, Inc.	2.8%
Juniper Networks, Inc.	2.6%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010392-123124

Guggenheim Investments	2

Transportation Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 1.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 17.47% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines and passenger ground transportation. Those that detracted the most were automotive parts & equipment, air freight & logistics, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and General Motors Co. Those that detracted the most were NIO, Inc. ADR, Rivian Automotive, Inc. – Class A, and United Parcel Service, Inc. – Class B.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Transportation Fund	1.56%	7.13%	5.26%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Industrials Index	17.47%	12.03%	10.75%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$3,998,898
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$28,051

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Transportation Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Tesla, Inc.	11.9%
Union Pacific Corp.	4.2%
Uber Technologies, Inc.	3.9%
United Parcel Service, Inc. — Class B	3.8%
FedEx Corp.	2.9%
General Motors Co.	2.8%
CSX Corp.	2.8%
Norfolk Southern Corp.	2.6%
Delta Air Lines, Inc.	2.2%
Ford Motor Co.	2.2%
Top 10 Total	39.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010393-123124

Guggenheim Investments	2

Utilities Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 19.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and independent power producers & energy traders. Those that detracted the most were renewable electricity, water utilities, and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Constellation Energy Corp., and NextEra Energy, Inc. Those that detracted the most were AES Corp., Sunnova Energy International, Inc., and NextEra Energy Partners, LP.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Utilities Fund	19.86%	4.09%	6.09%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$10,751,781
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	425%
Total Advisory Fees Paid	$90,301

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Utilities Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.4%
Southern Co.	4.2%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.5%
Sempra	3.3%
PG&E Corp.	3.3%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	3.0%
Vistra Corp.	3.0%
Public Service Enterprise Group, Inc.	2.9%
Top 10 Total	35.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010394-123124

Guggenheim Investments	2

Dow 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$197	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 20.63%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.99% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and consumer staples. Those that detracted the most were materials and health care. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., American Express Co., and Caterpillar, Inc. Those that detracted the most were Boeing Co., Sherwin-Williams Company, and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	20.63%	11.13%	15.58%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average	14.99%	10.55%	11.57%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$10,466,890
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	853%
Total Advisory Fees Paid	$81,005

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Dow 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.0%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.1%
Caterpillar, Inc.	3.8%
Sherwin-Williams Co.	3.6%
Salesforce, Inc.	3.5%
Visa, Inc. — Class A	3.3%
American Express Co.	3.1%
McDonald's Corp.	3.0%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.79% for the year ended December 31, 2024, a decrease of 0.11% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010422-123124

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$164	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -15.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.99% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and consumer staples. Those that detracted the most were materials and health care. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., American Express Co., and Caterpillar, Inc. Those that detracted the most were Boeing Co., Sherwin-Williams Company, and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-15.94%	-24.02%	-23.94%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average	14.99%	10.55%	11.57%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$1,437,772
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,303

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010424-123124

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 15.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 13.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. The sector that detracted the most was materials. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Texas Pacific Land Corp. Those that detracted the most were Five Below, Inc., Flagstar Financial, Inc., and Cleveland-Cliffs, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	15.26%	9.51%	9.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$3,943,835
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$33,675

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.1%
Guggenheim Strategy Fund II	2.1%
Williams-Sonoma, Inc.	0.7%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Expand Energy Corp.	0.6%
Interactive Brokers Group, Inc. — Class A	0.6%
Pure Storage, Inc. — Class A	0.6%
DocuSign, Inc.	0.5%
Burlington Stores, Inc.	0.5%
Top 10 Total	10.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010396-123124

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$163	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -6.36%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 13.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. The sector that detracted the most was materials. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Texas Pacific Land Corp. Those that detracted the most were Five Below, Inc., Flagstar Financial, Inc., and Cleveland-Cliffs, Inc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-6.36%	-11.74%	-10.57%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$116,034
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,020

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Guggenheim Strategy Fund II	17.6%
Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010414-123124

Guggenheim Investments	2

NASDAQ-100® Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.67%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.91%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
NASDAQ-100® Fund	23.91%	17.87%	16.48%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$124,851,111
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$893,101

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

NASDAQ-100® Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
NVIDIA Corp.	7.0%
Guggenheim Strategy Fund II	6.9%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	52.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010425-123124

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$226	1.87%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 41.90%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	41.90%	27.93%	28.15%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$136,726,503
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	623%
Total Advisory Fees Paid	$952,704

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	7.9%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Costco Wholesale Corp.	2.1%
Top 10 Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.14% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010421-123124

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$158	1.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -15.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-15.79%	-18.59%	-17.35%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$1,049,675
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$8,088

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.9%
Guggenheim Strategy Fund II	17.5%
Total	35.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010426-123124

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$184	1.74%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	10.95%	4.79%	6.95%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$3,169,365
Total Number of Portfolio Holdings	1,967
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$26,196

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	13.2%
iShares Russell 2000 Index ETF	13.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.0%
Guggenheim Strategy Fund II	7.7%
FTAI Aviation Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
Vaxcyte, Inc.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Credo Technology Group Holding Ltd.	0.1%
Top 10 Total	47.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010397-123124

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$196	1.87%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 9.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	9.55%	2.34%	6.32%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$12,417,137
Total Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$82,210

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	1.7%
iShares Russell 2000 Index ETF	1.7%
Total	3.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.17% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000032290-123124

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -5.64%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	-5.64%	-11.13%	-10.29%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$730,849
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,586

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	9.3%
Guggenheim Strategy Fund II	8.7%
Total	18.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010415-123124

Guggenheim Investments	2

Nova Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Nova Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$193	1.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 32.75%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Intel Corp., Adobe, Inc., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Nova Fund	32.75%	16.37%	15.44%
S&P 500 Index	25.02%	14.53%	13.10%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$40,731,305
Total Number of Portfolio Holdings	515
Portfolio Turnover Rate	177%
Total Advisory Fees Paid	$262,603

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Nova Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24

Apple, Inc.	5.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.0%
Guggenheim Strategy Fund II	4.8%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	1.8%
Tesla, Inc.	1.6%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.6%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010401-123124

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$225	1.86%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 42.25%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	42.25%	18.36%	18.43%
S&P 500 Index	25.02%	14.53%	13.10%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$36,124,947
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	214%
Total Advisory Fees Paid	$262,176

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. — Class A	2.2%
Tesla, Inc.	1.9%
Alphabet, Inc. — Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010420-123124

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$158	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -13.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Intel Corp., Adobe, Inc., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-13.11%	-13.36%	-12.21%
S&P 500 Index	25.02%	14.53%	13.10%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$1,011,291
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,415

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Guggenheim Strategy Fund II	11.4%
Total	22.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010423-123124

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$186	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 26.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 28.76% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and communication services. The sectors that detracted were materials and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were NVIDIA Corp., Arista Networks, Inc., and Palantir Technologies, Inc. – Class A. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and APA Corp. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	26.67%	9.44%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Pure Growth Index	28.76%	11.29%	11.10%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$28,333,833
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	284%
Total Advisory Fees Paid	$191,327

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Norwegian Cruise Line Holdings Ltd.	2.6%
United Airlines Holdings, Inc.	2.4%
Carnival Corp.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Vistra Corp.	2.1%
NVIDIA Corp.	2.1%
Arista Networks, Inc.	2.1%
Delta Air Lines, Inc.	1.9%
Apollo Global Management, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Top 10 Total	21.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010408-123124

Guggenheim Investments	2

S&P 500® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 12.71% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and consumer discretionary. Those that detracted the most were consumer staples, health care, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., General Motors Company, and Berkshire Hathaway, Inc. – Class B. Those that detracted the most were Walgreens Boots Alliance, Inc., CVS Health Corporation and Paramount Global – Class B. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	10.84%	6.32%	5.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Pure Value Index	12.71%	8.28%	7.83%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$18,341,505
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	216%
Total Advisory Fees Paid	$137,021

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
General Motors Co.	2.7%
Centene Corp.	2.6%
Ford Motor Co.	2.4%
Archer-Daniels-Midland Co.	2.2%
CVS Health Corp.	2.2%
Bunge Global S.A.	2.1%
Mosaic Co.	1.8%
Valero Energy Corp.	1.7%
Paramount Global — Class B	1.7%
Tyson Foods, Inc. — Class A	1.7%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010407-123124

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$177	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.15%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 18.12% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and industrials. Those that detracted the most from the return of the underlying index were consumer staples, communication services, and health care. The holdings that contributed the most to the return of the underly index for the reporting period were Super Micro Computer, Inc., CNX Resources Corp., and Duolingo, Inc. – Class A. Those that detracted the most were Celsius Holdings, Avis Budget Group, Inc., and Weatherford International. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	16.15%	8.58%	6.25%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Pure Growth Index	18.12%	10.41%	8.04%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$12,101,192
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	322%
Total Advisory Fees Paid	$91,777

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Roivant Sciences Ltd.	2.3%
Valaris Ltd.	2.1%
Globus Medical, Inc. — Class A	2.0%
Comfort Systems USA, Inc.	2.0%
AAON, Inc.	1.9%
Shift4 Payments, Inc. — Class A	1.9%
TKO Group Holdings, Inc.	1.9%
Carpenter Technology Corp.	1.9%
Sarepta Therapeutics, Inc.	1.8%
Abercrombie & Fitch Co. — Class A	1.7%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010413-123124

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 6.18% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, consumer staples, and information technology. Those that detracted the most were materials, consumer discretionary, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were, MasTec, Inc., Jefferies Financial Group, Inc., and Tenet Healthcare Corp. Those that detracted the most were Hertz Global Holdings, Inc., PBF Energy, Inc. – Class A, and Cleveland-Cliffs Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	4.42%	12.27%	8.56%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Pure Value Index	6.18%	14.36%	10.49%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$7,560,588
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$56,501

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Concentrix Corp.	3.3%
HF Sinclair Corp.	2.8%
Goodyear Tire & Rubber Co.	2.8%
Avnet, Inc.	2.8%
Macy's, Inc.	2.7%
PBF Energy, Inc. — Class A	2.7%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
TD SYNNEX Corp.	2.4%
Cleveland-Cliffs, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010411-123124

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.19%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 10.21% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and financials. The sectors that detracted were energy, real estate, and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Cinemark Holdings, Inc., Carpenter Technology Corporation, and Boot Barn Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., OraSure Technologies, Inc., and TransMedics Group, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	8.19%	4.21%	5.62%
S&P 500 Index	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Growth Index	10.21%	6.11%	7.51%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$7,608,954
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	317%
Total Advisory Fees Paid	$54,973

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cinemark Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
DXP Enterprises, Inc.	1.5%
Protagonist Therapeutics, Inc.	1.5%
TG Therapeutics, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
Palomar Holdings, Inc.	1.3%
ADMA Biologics, Inc.	1.3%
Greenbrier Companies, Inc.	1.2%
Chefs' Warehouse, Inc.	1.2%
Top 10 Total	13.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010410-123124

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 3.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 5.55% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and energy. Those that detracted the most were consumer discretionary, real estate, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Lumen Technologies, Inc., Bread Financial Holdings, Inc., and GEO Group, Inc. Those that detracted the most were AMC Networks, Inc. – Class A, Xerox Holdings Corp., and Anywhere Real Estate, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	3.74%	9.22%	5.40%
S&P 500 Index	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Value Index	5.55%	11.33%	7.32%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$9,657,475
Total Number of Portfolio Holdings	148
Portfolio Turnover Rate	295%
Total Advisory Fees Paid	$61,178

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Kohl's Corp.	1.6%
Par Pacific Holdings, Inc.	1.6%
World Kinect Corp.	1.5%
Green Dot Corp. — Class A	1.5%
MarineMax, Inc.	1.4%
SpartanNash Co.	1.4%
Topgolf Callaway Brands Corp.	1.4%
B&G Foods, Inc.	1.4%
Advance Auto Parts, Inc.	1.4%
Adient plc	1.4%
Top 10 Total	14.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010409-123124

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$129	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -12.46%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned -8.09% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.78%. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated. In September the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum. This was followed by two additional 25 basis point cuts through year end. These actions caused long-term treasury yields to briefly drop below 4% in late September before rising steadily through year end.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	-12.46%	-10.37%	-4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury 30 Year Bellwether Index	-8.09%	-6.68%	-1.56%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,077,013
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	3,622%
Total Advisory Fees Paid	$31,704

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury 30 Year Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
U.S. Treasury Bonds	46.9%
Guggenheim Strategy Fund II	6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.1%
Total	59.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010390-123124

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$542	5.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.91%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned -8.09% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.78%.  The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions.  Yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar.  At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated.  In September the Fed decreased its key Fed Funds rate by 50 basis points citing restrictive monetary policy and the need to support economic momentum.  This was followed by two additional 25 basis-point cuts through year end.  These actions caused long-term Treasury yields to briefly drop below 4% in late September before rising steadily through year end.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	16.91%	7.26%	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury 30 Year Bellwether Index	-8.09%	-6.68%	-1.56%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,656,772
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	936%
Total Advisory Fees Paid	$24,559

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury 30 Year Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	11.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010404-123124

Guggenheim Investments	2

High Yield Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 6.68%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 8.19% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield continued to generate positive returns for the reporting period. 2024 was a strong year for risk assets as robust economic data and multiple rates cuts provided ongoing support for returns. Defaults hit multi-year lows while spreads remained relatively tight. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with consumer discretionary and communications leading the way. On the ratings side, BB rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
High Yield Strategy Fund	6.68%	1.50%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Index	8.19%	4.21%	5.17%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$9,893,176
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$49,827

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

High Yield Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Guggenheim Strategy Fund II	5.8%
iShares iBoxx $ High Yield Corporate Bond ETF	1.2%
SPDR Bloomberg High Yield Bond ETF	1.2%
Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000046626-123124

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.71%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -3.00%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.03% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 1.40% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, information technology, and industrials. Those that detracted the most were consumer staples, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were SAP SE, Schneider Electric SE, and UniCredit S.p.A. Those that detracted the most were L'Oreal S.A., LVMH Moet Hennessy Louis Vuitton SE, and TotalEnergies SE. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	-3.00%	3.80%	3.52%
MSCI World ex US Index	2.03%	2.50%	2.55%
STOXX Europe 50 Index	1.40%	5.92%	5.15%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$1,596,057
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,237%
Total Advisory Fees Paid	$16,699

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Country Diversification3 (% of Total Investments) as of 12.31.24
Geographic Region	% of Net Assets
United States	55.8%
France	10.5%
United Kingdom	8.6%
Switzerland	8.0%
Germany	6.4%
Netherlands	4.4%
Denmark	2.3%
Other	4.0%
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Novo Nordisk A/S ADR	2.5%
ASML Holding N.V. — Class G	2.4%
SAP SE ADR	2.2%
Nestle S.A. ADR	1.9%
AstraZeneca plc ADR	1.8%
Roche Holding AG ADR	1.7%
Novartis AG ADR	1.7%
Shell plc ADR	1.7%
Top 10 Total	41.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.71% for the year ended December 31, 2024, a decrease of 0.12% compared to the prior year. The primary drivers of the decrease were the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023, and the impact of the 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010418-123124

Guggenheim Investments	2

Japan 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$164	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 1.01%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.03% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 6.84% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, communication services, and information technology. Those that detracted the most were materials and consumer staples. The holdings that contributed the most to the return of the underlying index were FAST Retailing Co., Ltd., Advantest Corp., and SoftBank Group Corp. Those that detracted the most were Lasertec Corp, Tokyo Electron, Ltd., and Daikin Industries Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	1.01%	-1.35%	6.25%
MSCI World ex US Index	2.03%	2.50%	2.55%
Nikkei-225 Stock Average Index	6.84%	3.16%	5.68%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$1,230,291
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,143

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Japan 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010419-123124

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$224	2.03%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 21.01%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned 7.07% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The euro, Japanese yen, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. There were no components that detracted from the U.S. Dollar Index during 2024. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	21.01%	6.23%	4.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
U.S. Dollar Index	7.07%	2.39%	1.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$4,287,696
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$23,683

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 2.03% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in certain fixed licensing fees and fluctuating average net assets. The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010402-123124

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	2.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -13.21%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned 7.07% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The euro, Japanese yen, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. There were no components that detracted from the U.S. Dollar Index during 2024. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	-13.21%	-7.24%	-6.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
U.S. Dollar Index	7.07%	2.39%	1.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$421,909
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,326

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010400-123124

Guggenheim Investments	2

Commodities Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 9.25% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first half of 2024 with headwinds from energy and industrial metals sectors in the second half of the year. Fifteen of the 24 index components had positive returns for the period.  The components with some of the largest positive returns were cocoa, coffee, and gold. The components with some of the largest negative returns were soybean, wheat, and cotton.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Commodities Strategy Fund	8.29%	6.11%	0.05%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index	9.25%	7.12%	1.24%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$10,310,955
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,954

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Commodities Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	13.9%
Guggenheim Strategy Fund II	13.7%
Total	27.6%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010403-123124

Guggenheim Investments	2

Global Managed Futures Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	2.06%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.37%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns. The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies. The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	0.37%	3.73%	0.75%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$12,430,949
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$123,340

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Global Managed Futures Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	20.1%
Guggenheim Strategy Fund III	17.9%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000069235-123124

Guggenheim Investments	2

Multi-Hedge Strategies Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$163	1.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -3.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.24), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	-3.66%	2.43%	1.68%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$33,444,544
Total Number of Portfolio Holdings	326
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$435,607

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Multi-Hedge Strategies Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	7.4%
Guggenheim Variable Insurance Strategy Fund III	6.5%
Guggenheim Strategy Fund II	5.0%
Heartland Financial USA, Inc.	2.0%
HashiCorp, Inc. — Class A	1.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Hess Corp.	1.6%
Juniper Networks, Inc.	1.6%
Discover Financial Services	1.3%
Surmodics, Inc.	1.3%
Top 10 Total	30.0%

*	Less than 0.1%
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010416-123124

Guggenheim Investments	2

U.S. Government Money Market Fund

Variable Annuity

Annual Shareholder Report | 12.31.24

This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$146	1.43%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 3.89%.

What factors materially affected the fund's performance over the last year?

Solid economic data dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated.  In September, the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum.  This was followed by two additional 25 basis-point cuts through year end.

Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	3.89%	1.67%	0.98%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.24
Net Assets	$42,377,410
Total Number of Portfolio Holdings	18
Total Advisory Fees Paid	$206,416

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

U.S. Government Money Market Fund | Variable Annuity	Annual Shareholder Report | December 31, 2024

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 12.31.24

FADN - Federal Agency Discount Note

FAN - Federal Agency Note

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010379-123124

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report.  The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $959,158 and $944,917 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $0 for fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $274,320 and $281,800 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding years for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $274,320 and $281,800, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

12.31.2024

Rydex Variable Trust Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow 2x Strategy Fund
Basic Materials Fund	Inverse Dow 2x Strategy Fund
Biotechnology Fund	Mid-Cap 1.5x Strategy Fund
Consumer Products Fund	Inverse Mid-Cap Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	NASDAQ-100® 2x Strategy Fund
Energy Services Fund	Inverse NASDAQ-100® Strategy Fund
Financial Services Fund	Russell 2000® 1.5x Strategy Fund
Health Care Fund	Russell 2000® 2x Strategy Fund
Internet Fund	Inverse Russell 2000® Strategy Fund
Leisure Fund	Nova Fund
Precious Metals Fund	S&P 500® 2x Strategy Fund
Real Estate Fund	Inverse S&P 500® Strategy Fund
Retailing Fund	S&P 500® Pure Growth Fund
Technology Fund	S&P 500® Pure Value Fund
Telecommunications Fund	S&P MidCap 400® Pure Growth Fund
Transportation Fund	S&P MidCap 400® Pure Value Fund
Utilities Fund	S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
Fixed Income Funds	International Equity Funds
Government Long Bond 1.2x Strategy Fund	Europe 1.25x Strategy Fund
Inverse Government Long Bond Strategy Fund	Japan 2x Strategy Fund
High Yield Strategy Fund
Specialty Funds	Alternatives Funds
Strengthening Dollar 2x Strategy Fund	Rydex Commodities Strategy Fund
Weakening Dollar 2x Strategy Fund	Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVT-ANN-1224X1225

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	8
BIOTECHNOLOGY FUND	13
CONSUMER PRODUCTS FUND	18
ELECTRONICS FUND	23
ENERGY FUND	28
ENERGY SERVICES FUND	33
FINANCIAL SERVICES FUND	38
HEALTH CARE FUND	44
INTERNET FUND	50
LEISURE FUND	55
PRECIOUS METALS FUND	60
REAL ESTATE FUND	65
RETAILING FUND	70
TECHNOLOGY FUND	75
TELECOMMUNICATIONS FUND	81
TRANSPORTATION FUND	86
UTILITIES FUND	91
DOW 2x STRATEGY FUND	96
INVERSE DOW 2x STRATEGY FUND	101
MID-CAP 1.5x STRATEGY FUND	106
INVERSE MID-CAP STRATEGY FUND	115
NASDAQ-100® FUND	120
NASDAQ-100® 2x STRATEGY FUND	127
INVERSE NASDAQ-100® STRATEGY FUND	133
RUSSELL 2000® 1.5x STRATEGY FUND	138
RUSSELL 2000® 2x STRATEGY FUND	162
INVERSE RUSSELL 2000® STRATEGY FUND	167
NOVA FUND	172
S&P 500® 2x STRATEGY FUND	182
INVERSE S&P 500® STRATEGY FUND	192
S&P 500® PURE GROWTH FUND	198
S&P 500® PURE VALUE FUND	203
S&P MIDCAP 400® PURE GROWTH FUND	208
S&P MIDCAP 400® PURE VALUE FUND	213
S&P SMALLCAP 600® PURE GROWTH FUND	218
S&P SMALLCAP 600® PURE VALUE FUND	224

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	230
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	235
HIGH YIELD STRATEGY FUND	241
EUROPE 1.25x STRATEGY FUND	247
JAPAN 2x STRATEGY FUND	253
STRENGTHENING DOLLAR 2x STRATEGY FUND	258
WEAKENING DOLLAR 2x STRATEGY FUND	263
COMMODITIES STRATEGY FUND	268
GLOBAL MANAGED FUTURES STRATEGY FUND	273
MULTI-HEDGE STRATEGIES FUND	280
U.S. GOVERNMENT MONEY MARKET FUND	297
NOTES TO FINANCIAL STATEMENTS	302
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	333
OTHER INFORMATION	335
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	338
Item 9: Proxy Disclosures for Open-End Management Investment Companies	339
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	340
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	341

2 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS	December 31, 2024
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Banks - 91.9%
JPMorgan Chase & Co.	592	$141,908
Wells Fargo & Co.	2,014	141,463
Citigroup, Inc.	2,008	141,343
Bank of America Corp.	3,108	136,597
PNC Financial Services Group, Inc.	569	109,732
U.S. Bancorp	2,244	107,331
Truist Financial Corp.	2,215	96,087
Bank of New York Mellon Corp.	1,237	95,039
NU Holdings Limited/Cayman Islands — Class A*	8,934	92,556
M&T Bank Corp.	371	69,752
State Street Corp.	676	66,349
Fifth Third Bancorp	1,563	66,084
Huntington Bancshares, Inc.	3,746	60,947
Regions Financial Corp.	2,478	58,283
Northern Trust Corp.	547	56,068
ICICI Bank Ltd. ADR	1,820	54,345
Citizens Financial Group, Inc.	1,240	54,262
KeyCorp	3,041	52,123
HDFC Bank Ltd. ADR	772	49,300
First Citizens BancShares, Inc. — Class A	23	48,599
Toronto-Dominion Bank	872	46,425
East West Bancorp, Inc.	475	45,486
First Horizon Corp.	2,065	41,589
Popular, Inc.	433	40,728
Royal Bank of Canada	330	39,768
Bank of Nova Scotia	722	38,786
Webster Financial Corp.	693	38,267
Pinnacle Financial Partners, Inc.	326	37,291
Western Alliance Bancorporation	442	36,925
Cullen/Frost Bankers, Inc.	268	35,979
Wintrust Financial Corp.	288	35,917
Comerica, Inc.	575	35,564
Zions Bancorp North America	645	34,991
Commerce Bancshares, Inc.	550	34,295
Old National Bancorp	1,579	34,272
SouthState Corp.	344	34,221
Bank of Montreal	344	33,385
Synovus Financial Corp.	648	33,197
Prosperity Bancshares, Inc.	435	32,777
Canadian Imperial Bank of Commerce	512	32,374
Barclays plc ADR	2,359	31,351
Cadence Bank	908	31,281
Columbia Banking System, Inc.	1,091	29,468
HSBC Holdings plc ADR[1]	594	29,379
FNB Corp.	1,927	28,481
United Bankshares, Inc.	739	27,749
Bank OZK	617	27,475
Hancock Whitney Corp.	497	27,196
UMB Financial Corp.	237	26,748
Grupo Financiero Galicia S.A. ADR*	428	26,673
UBS Group AG*	853	25,863
Valley National Bancorp	2,801	25,377
First Financial Bankshares, Inc.	702	25,307
Associated Banc-Corp.	1,025	24,498
Eastern Bankshares, Inc.	1,365	23,546
Texas Capital Bancshares, Inc.*	300	23,460
Fulton Financial Corp.	1,193	23,001
First Hawaiian, Inc.	881	22,862
Cathay General Bancorp	474	22,567
International Bancshares Corp.	336	21,222
CVB Financial Corp.	989	21,175
First Interstate BancSystem, Inc. — Class A	652	21,170
Simmons First National Corp. — Class A	935	20,738
Bancorp, Inc.*	371	19,526
First Financial Bancorp	719	19,327
Seacoast Banking Corporation of Florida	698	19,216
Banco Bradesco S.A. ADR	9,799	18,716
Independent Bank Corp.	255	16,368
BOK Financial Corp.	146	15,542
Banner Corp.	211	14,089
Total Banks		3,149,776

Savings & Loans - 3.6%
Axos Financial, Inc.*	341	23,819
WSFS Financial Corp.	412	21,890
Flagstar Financial, Inc.	2,246	20,955
WaFd, Inc.	617	19,892
Pacific Premier Bancorp, Inc.	770	19,188
Banc of California, Inc.	1,182	18,274
Total Savings & Loans		124,018

Diversified Financial Services - 3.0%
Capital One Financial Corp.	579	103,247

Total Common Stocks
(Cost $1,960,583)		3,377,041

PREFERRED STOCKS† - 0.9%
Banks - 0.9%
Itau Unibanco Holding S.A.
ADR	6,795	33,703
Total Preferred Stocks
(Cost $34,411)		33,703

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$13,075	13,075
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	10,277	10,277
Total Repurchase Agreements
(Cost $23,352)		23,352

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	22,584	$22,584
Total Securities Lending Collateral
(Cost $22,584)		22,584

Total Investments - 100.8%
(Cost $2,040,930)		$3,456,680
Other Assets & Liabilities, net - (0.8)%		(28,989)
Total Net Assets - 100.0%		$3,427,691

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,377,041	$—	$—	$3,377,041
Preferred Stocks	33,703	—	—	33,703
Repurchase Agreements	—	23,352	—	23,352
Securities Lending Collateral	22,584	—	—	22,584
Total Assets	$3,433,328	$23,352	$—	$3,456,680

4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $22,010 of securities loaned (cost $2,017,578)	$3,433,328
Repurchase agreements, at value (cost $23,352)	23,352
Receivables:
Dividends	7,801
Foreign tax reclaims	584
Securities lending income	7
Interest	3
Total assets	3,465,075

Liabilities:
Payable for:
Return of securities lending collateral	22,584
Professional fees	5,281
Management fees	2,487
Printing fees	1,400
Transfer agent fees	1,375
Fund shares redeemed	1,059
Investor service fees	732
Portfolio accounting and administration fees	307
Trustees’ fees*	33
Miscellaneous	2,126
Total liabilities	37,384
Net assets	$3,427,691

Net assets consist of:
Paid in capital	$2,689,320
Total distributable earnings (loss)	738,371
Net assets	$3,427,691
Capital shares outstanding	29,469
Net asset value per share	$116.32

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,286)	$84,598
Interest	913
Income from securities lending, net	227
Total investment income	85,738

Expenses:
Management fees	22,570
Transfer agent fees	6,667
Investor service fees	6,638
Professional fees	5,788
Portfolio accounting and administration fees	4,116
Custodian fees	548
Trustees’ fees*	332
Line of credit fees	55
Miscellaneous	1,040
Total expenses	47,754
Less:
Expenses reimbursed by Adviser	(1,327)
Net expenses	46,427
Net investment income	39,311

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	309,218
Net realized gain	309,218
Net change in unrealized appreciation (depreciation) on:
Investments	(15,139)
Net change in unrealized appreciation (depreciation)	(15,139)
Net realized and unrealized gain	294,079
Net increase in net assets resulting from operations	$333,390

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,311	$62,928
Net realized gain on investments	309,218	245,224
Net change in unrealized appreciation (depreciation) on investments	(15,139)	(30,082)
Net increase in net assets resulting from operations	333,390	278,070

Distributions to shareholders	(62,928)	(51,206)

Capital share transactions:
Proceeds from sale of shares	4,737,554	6,793,120
Distributions reinvested	62,928	51,206
Cost of shares redeemed	(5,418,042)	(6,946,582)
Net decrease from capital share transactions	(617,560)	(102,256)
Net increase (decrease) in net assets	(347,098)	124,608

Net assets:
Beginning of year	3,774,789	3,650,181
End of year	$3,427,691	$3,774,789

Capital share activity:
Shares sold	43,844	78,992
Shares issued from reinvestment of distributions	596	616
Shares redeemed	(53,926)	(79,012)
Net increase (decrease) in shares	(9,486)	596

6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$96.90	$95.16	$116.67	$88.04	$97.20
Income (loss) from investment operations:
Net investment income (loss)[a]	1.54	1.71	1.01	.82	1.18
Net gain (loss) on investments (realized and unrealized)	20.59	.95	(20.83)	28.58	(9.63)
Total from investment operations	22.13	2.66	(19.82)	29.40	(8.45)
Less distributions from:
Net investment income	(2.71)	(.92)	(1.69)	(.77)	(.71)
Total distributions	(2.71)	(.92)	(1.69)	(.77)	(.71)
Net asset value, end of period	$116.32	$96.90	$95.16	$116.67	$88.04

Total Return[b]	23.11%	2.97%	(17.02%)	33.49%	(8.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,428	$3,775	$3,650	$6,907	$4,234
Ratios to average net assets:
Net investment income (loss)	1.48%	2.02%	0.95%	0.73%	1.60%
Total expenses	1.80%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.75%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	177%	228%	375%	351%	529%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS	December 31, 2024
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Chemicals - 38.0%
Linde plc	1,301	$544,690
Sherwin-Williams Co.	458	155,688
Air Products and Chemicals, Inc.	484	140,379
Ecolab, Inc.	578	135,437
Dow, Inc.	2,364	94,867
DuPont de Nemours, Inc.	1,227	93,559
PPG Industries, Inc.	783	93,529
International Flavors & Fragrances, Inc.	969	81,929
LyondellBasell Industries N.V. — Class A	1,050	77,983
RPM International, Inc.	563	69,283
CF Industries Holdings, Inc.	793	67,659
Nutrien Ltd.	1,365	61,084
Eastman Chemical Co.	613	55,979
Albemarle Corp.	615	52,939
Celanese Corp. — Class A	725	50,177
Mosaic Co.	1,972	48,472
Axalta Coating Systems Ltd.*	1,348	46,128
FMC Corp.	864	41,999
Element Solutions, Inc.	1,628	41,400
Arcadium Lithium plc*	8,054	41,317
Cabot Corp.	411	37,528
Westlake Corp.	312	35,771
Balchem Corp.	209	34,066
Olin Corp.	992	33,530
Ashland, Inc.	456	32,586
Avient Corp.	783	31,993
Huntsman Corp.	1,667	30,056
Chemours Co.	1,609	27,192
Innospec, Inc.	193	21,242
Hawkins, Inc.	134	16,438
Total Chemicals		2,294,900

Mining - 24.2%
Freeport-McMoRan, Inc.	3,367	128,215
Barrick Gold Corp.	7,317	113,413
Newmont Corp.	2,974	110,692
Agnico Eagle Mines Ltd.	936	73,205
Rio Tinto plc ADR	1,123	66,044
BHP Group Ltd. ADR[1]	1,293	63,137
Kinross Gold Corp.	6,470	59,977
Wheaton Precious Metals Corp.	1,001	56,296
Alcoa Corp.	1,470	55,537
Franco-Nevada Corp.	451	53,033
Pan American Silver Corp.	2,517	50,894
Royal Gold, Inc.	381	50,235
Southern Copper Corp.	535	48,793
Alamos Gold, Inc. — Class A	2,508	46,248
Gold Fields Ltd. ADR	3,392	44,774
Anglogold Ashanti plc	1,919	44,291
B2Gold Corp.	16,378	39,962
IAMGOLD Corp.*	7,660	39,526
Harmony Gold Mining Company Ltd. ADR	4,798	39,392
Eldorado Gold Corp.*	2,621	38,974
First Majestic Silver Corp.	7,092	38,935
Hudbay Minerals, Inc.	4,719	38,224
Equinox Gold Corp.*	7,099	35,637
Hecla Mining Co.	6,036	29,637
Coeur Mining, Inc.*	4,213	24,098
MP Materials Corp.*	1,430	22,308
SSR Mining, Inc.*	2,952	20,546
Century Aluminum Co.*	893	16,270
Kaiser Aluminum Corp.	141	9,908
Total Mining		1,458,201

Packaging & Containers - 10.5%
Smurfit WestRock plc	1,498	80,682
Packaging Corporation of America	347	78,120
Ball Corp.	1,285	70,842
Amcor plc	6,535	61,494
AptarGroup, Inc.	357	56,085
Crown Holdings, Inc.	663	54,824
Graphic Packaging Holding Co.	1,798	48,834
Berry Global Group, Inc.	729	47,144
Sealed Air Corp.	1,147	38,803
Sonoco Products Co.	782	38,201
Silgan Holdings, Inc.	709	36,903
O-I Glass, Inc.*	2,096	22,721
Total Packaging & Containers		634,653

Iron & Steel - 10.0%
Vale S.A. ADR	11,928	105,801
Nucor Corp.	783	91,384
Steel Dynamics, Inc.	617	70,381
Reliance, Inc.	244	65,700
Carpenter Technology Corp.	298	50,574
ATI, Inc.*	904	49,756
United States Steel Corp.	1,391	47,280
ArcelorMittal S.A.	1,911	44,201
Commercial Metals Co.	814	40,374
Cleveland-Cliffs, Inc.*	3,974	37,356
Total Iron & Steel		602,807

Building Materials - 9.7%
CRH plc*	1,496	138,410
Vulcan Materials Co.	393	101,091
Martin Marietta Materials, Inc.	189	97,618
Cemex SAB de CV ADR	9,351	52,740
Eagle Materials, Inc.	197	48,612
Summit Materials, Inc. — Class A*	882	44,629
Louisiana-Pacific Corp.	426	44,112
Knife River Corp.*	415	42,181
Aspen Aerogels, Inc.*	1,452	17,250
Total Building Materials		586,643

Coal - 2.2%
Teck Resources Ltd. — Class B	1,657	67,158
Warrior Met Coal, Inc.	518	28,096
Arch Resources, Inc.	170	24,008
Alpha Metallurgical Resources, Inc.*	65	13,008
Total Coal		132,270

8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
BASIC MATERIALS FUND

	Shares	Value
Biotechnology - 1.8%
Corteva, Inc.	1,936	$110,275

Forest Products & Paper - 1.3%
International Paper Co.	1,423	76,586

Household Products & Housewares - 1.1%
Avery Dennison Corp.	365	68,302

Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	363	24,082

Environmental Control - 0.3%
PureCycle Technologies, Inc.*	2,028	20,787

Total Common Stocks
(Cost $3,306,183)		6,009,506

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$24,739	24,739
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	19,445	19,445
Total Repurchase Agreements
(Cost $44,184)		44,184

SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	48,450	48,450
Total Securities Lending Collateral
(Cost $48,450)		48,450

Total Investments - 101.0%
(Cost $3,398,817)		$6,102,140
Other Assets & Liabilities, net - (1.0)%		(64,277)
Total Net Assets - 100.0%		$6,037,863

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,009,506	$—	$—	$6,009,506
Repurchase Agreements	—	44,184	—	44,184
Securities Lending Collateral	48,450	—	—	48,450
Total Assets	$6,057,956	$44,184	$—	$6,102,140

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $47,316 of securities loaned (cost $3,354,633)	$6,057,956
Repurchase agreements, at value (cost $44,184)	44,184
Cash	130
Receivables:
Fund shares sold	8,361
Dividends	4,853
Securities lending income	21
Interest	5
Total assets	6,115,510

Liabilities:
Payable for:
Return of securities lending collateral	48,450
Professional fees	9,275
Fund shares redeemed	4,516
Management fees	4,366
Transfer agent fees	2,891
Printing fees	2,458
Investor service fees	1,284
Portfolio accounting and administration fees	539
Trustees’ fees*	58
Miscellaneous	3,810
Total liabilities	77,647
Net assets	$6,037,863

Net assets consist of:
Paid in capital	$3,437,503
Total distributable earnings (loss)	2,600,360
Net assets	$6,037,863
Capital shares outstanding	61,508
Net asset value per share	$98.16

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $3,305)	$134,913
Interest	2,436
Income from securities lending, net	2,930
Total investment income	140,279

Expenses:
Management fees	59,164
Investor service fees	17,401
Transfer agent fees	17,359
Professional fees	11,121
Portfolio accounting and administration fees	10,789
Custodian fees	1,133
Trustees’ fees*	837
Line of credit fees	15
Miscellaneous	6,317
Total expenses	124,136
Less:
Expenses reimbursed by Adviser	(3,481)
Net expenses	120,655
Net investment income	19,624

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	751,953
Net realized gain	751,953
Net change in unrealized appreciation (depreciation) on:
Investments	(858,274)
Net change in unrealized appreciation (depreciation)	(858,274)
Net realized and unrealized loss	(106,321)
Net decrease in net assets resulting from operations	$(86,697)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,624	$40,790
Net realized gain on investments	751,953	411,482
Net change in unrealized appreciation (depreciation) on investments	(858,274)	(126,545)
Net increase (decrease) in net assets resulting from operations	(86,697)	325,727

Distributions to shareholders	(64,199)	—

Capital share transactions:
Proceeds from sale of shares	6,002,036	9,555,855
Distributions reinvested	64,199	—
Cost of shares redeemed	(7,074,068)	(10,679,600)
Net decrease from capital share transactions	(1,007,833)	(1,123,745)
Net decrease in net assets	(1,158,729)	(798,018)

Net assets:
Beginning of year	7,196,592	7,994,610
End of year	$6,037,863	$7,196,592

Capital share activity:
Shares sold	58,286	95,957
Shares issued from reinvestment of distributions	612	—
Shares redeemed	(68,251)	(110,875)
Net decrease in shares	(9,353)	(14,918)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$101.56	$93.20	$105.96	$89.05	$75.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.29	.49	.67	.34	.22
Net gain (loss) on investments (realized and unrealized)	(2.75)	7.87	(11.01)	19.78	14.43
Total from investment operations	(2.46)	8.36	(10.34)	20.12	14.65
Less distributions from:
Net investment income	(.94)	—	(.56)	(.59)	(.97)
Net realized gains	—	—	(1.86)	(2.62)	(.62)
Total distributions	(.94)	—	(2.42)	(3.21)	(1.59)
Net asset value, end of period	$98.16	$101.56	$93.20	$105.96	$89.05

Total Return[b]	(2.47%)	8.97%	(9.65%)	22.94%	19.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,038	$7,197	$7,995	$9,249	$8,273
Ratios to average net assets:
Net investment income (loss)	0.28%	0.51%	0.68%	0.33%	0.31%
Total expenses	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	100%	141%	185%	149%	194%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Biotechnology - 75.0%
Amgen, Inc.	2,011	$524,147
Gilead Sciences, Inc.	5,248	484,758
Vertex Pharmaceuticals, Inc.*	1,076	433,305
Regeneron Pharmaceuticals, Inc.*	547	389,645
Corteva, Inc.	4,849	276,199
Alnylam Pharmaceuticals, Inc.*	1,022	240,487
Biogen, Inc.*	1,392	212,865
Illumina, Inc.*	1,488	198,841
Moderna, Inc.*	4,053	168,524
Royalty Pharma plc — Class A	6,424	163,876
United Therapeutics Corp.*	455	160,542
BioMarin Pharmaceutical, Inc.*	2,419	159,001
Insmed, Inc.*	2,235	154,304
Sarepta Therapeutics, Inc.*	1,233	149,920
Incyte Corp.*	2,144	148,086
Exelixis, Inc.*	4,007	133,433
Intra-Cellular Therapies, Inc.*	1,566	130,792
Argenx SE ADR*	205	126,075
REVOLUTION Medicines, Inc.*	2,769	121,116
Halozyme Therapeutics, Inc.*	2,303	110,106
Legend Biotech Corp. ADR*	3,246	105,625
Roivant Sciences Ltd.*	8,820	104,341
Cytokinetics, Inc.*	2,208	103,864
BioNTech SE ADR*	897	102,213
Ionis Pharmaceuticals, Inc.*	2,908	101,664
Blueprint Medicines Corp.*	1,096	95,593
Bridgebio Pharma, Inc.*	3,386	92,912
TG Therapeutics, Inc.*	3,048	91,745
CRISPR Therapeutics AG*,1	2,326	91,551
Crinetics Pharmaceuticals, Inc.*	1,789	91,472
ADMA Biologics, Inc.*	5,012	85,956
Viking Therapeutics, Inc.*	2,117	85,188
Apellis Pharmaceuticals, Inc.*	2,629	83,891
Ultragenyx Pharmaceutical, Inc.*	1,978	83,214
PTC Therapeutics, Inc.*	1,842	83,148
BeiGene Ltd. ADR*	442	81,642
Guardant Health, Inc.*	2,591	79,155
Avidity Biosciences, Inc.*	2,641	76,800
Axsome Therapeutics, Inc.*	882	74,626
Veracyte, Inc.*	1,868	73,973
Amicus Therapeutics, Inc.*	7,753	73,033
ACADIA Pharmaceuticals, Inc.*	3,836	70,391
Recursion Pharmaceuticals, Inc. — Class A*,1	10,248	69,276
SpringWorks Therapeutics, Inc.*	1,878	67,852
Ideaya Biosciences, Inc.*	2,580	66,306
Denali Therapeutics, Inc.*	3,174	64,686
Nuvalent, Inc. — Class A*	816	63,876
Summit Therapeutics, Inc.*	3,543	63,225
Arrowhead Pharmaceuticals, Inc.*	3,357	63,112
Geron Corp.*	17,820	63,083
Iovance Biotherapeutics, Inc.*	8,495	62,863
Arcellx, Inc.*	775	59,435
Celldex Therapeutics, Inc.*	2,275	57,489
Dynavax Technologies Corp.*	4,496	57,414
Beam Therapeutics, Inc.*	2,207	54,734
Immunovant, Inc.*	2,175	53,875
Dyne Therapeutics, Inc.*	2,178	51,314
Krystal Biotech, Inc.*	325	50,914
Novavax, Inc.*	5,740	46,150
Intellia Therapeutics, Inc.*	3,870	45,124
Total Biotechnology		7,478,747

Pharmaceuticals - 19.7%
AbbVie, Inc.	4,570	812,089
AstraZeneca plc ADR	3,421	224,144
Neurocrine Biosciences, Inc.*	1,274	173,901
Viatris, Inc.	13,517	168,287
Vaxcyte, Inc.*	1,663	136,133
Jazz Pharmaceuticals plc*	982	120,933
Alkermes plc*	3,786	108,885
Madrigal Pharmaceuticals, Inc.*	202	62,331
Ascendis Pharma A/S ADR*	409	56,307
Protagonist Therapeutics, Inc.*	1,386	53,500
Agios Pharmaceuticals, Inc.*	1,292	42,455
Total Pharmaceuticals		1,958,965

Healthcare-Products - 4.0%
Natera, Inc.*	1,241	196,450
Exact Sciences Corp.*	2,384	133,957
Twist Bioscience Corp.*	1,574	73,144
Total Healthcare-Products		403,551

Healthcare-Services - 1.1%
Medpace Holdings, Inc.*	317	105,317

Total Common Stocks
(Cost $4,977,998)		9,946,580

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$40,033	40,033
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	31,467	31,467
Total Repurchase Agreements
(Cost $71,500)		71,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
BIOTECHNOLOGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	121,269	$121,269
Total Securities Lending Collateral
(Cost $121,269)		121,269

Total Investments - 101.7%
(Cost $5,170,767)		$10,139,349
Other Assets & Liabilities, net - (1.7)%		(171,978)
Total Net Assets - 100.0%		$9,967,371

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,946,580	$—	$—	$9,946,580
Repurchase Agreements	—	71,500	—	71,500
Securities Lending Collateral	121,269	—	—	121,269
Total Assets	$10,067,849	$71,500	$—	$10,139,349

14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $119,184 of securities loaned (cost $5,099,267)	$10,067,849
Repurchase agreements, at value (cost $71,500)	71,500
Receivables:
Foreign tax reclaims	476
Securities lending income	40
Interest	9
Total assets	10,139,874

Liabilities:
Payable for:
Return of securities lending collateral	121,269
Management fees	8,433
Fund shares redeemed	7,722
Transfer agent fees	5,141
Investor service fees	2,480
Portfolio accounting and administration fees	1,042
Trustees’ fees*	97
Miscellaneous	26,319
Total liabilities	172,503
Net assets	$9,967,371

Net assets consist of:
Paid in capital	$6,033,385
Total distributable earnings (loss)	3,933,986
Net assets	$9,967,371
Capital shares outstanding	133,192
Net asset value per share	$74.83

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $96)	$101,831
Interest	3,913
Income from securities lending, net	1,119
Total investment income	106,863

Expenses:
Management fees	99,644
Investor service fees	29,307
Transfer agent fees	29,175
Professional fees	20,964
Portfolio accounting and administration fees	18,170
Custodian fees	1,780
Trustees’ fees*	1,404
Line of credit fees	14
Miscellaneous	8,819
Total expenses	209,277
Less:
Expenses reimbursed by Adviser	(5,861)
Net expenses	203,416
Net investment loss	(96,553)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,041,013
Net realized gain	1,041,013
Net change in unrealized appreciation (depreciation) on:
Investments	(1,186,931)
Net change in unrealized appreciation (depreciation)	(1,186,931)
Net realized and unrealized loss	(145,918)
Net decrease in net assets resulting from operations	$(242,471)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(96,553)	$(96,723)
Net realized gain on investments	1,041,013	2,449,943
Net change in unrealized appreciation (depreciation) on investments	(1,186,931)	(1,829,176)
Net increase (decrease) in net assets resulting from operations	(242,471)	524,044

Distributions to shareholders	(957,725)	(132,244)

Capital share transactions:
Proceeds from sale of shares	97,129,737	4,806,984
Distributions reinvested	957,725	132,244
Cost of shares redeemed	(99,129,808)	(9,651,956)
Net decrease from capital share transactions	(1,042,346)	(4,712,728)
Net decrease in net assets	(2,242,542)	(4,320,928)

Net assets:
Beginning of year	12,209,913	16,530,841
End of year	$9,967,371	$12,209,913

Capital share activity:
Shares sold	1,203,256	61,602
Shares issued from reinvestment of distributions	11,803	1,713
Shares redeemed	(1,229,202)	(124,262)
Net decrease in shares	(14,143)	(60,947)

16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$82.87	$79.37	$99.09	$107.01	$94.84
Income (loss) from investment operations:
Net investment income (loss)[a]	(.67)	(.58)	(.57)	(1.04)	(.91)
Net gain (loss) on investments (realized and unrealized)	.09 [d]	4.90	(12.71)	3.01	20.68
Total from investment operations	(.58)	4.32	(13.28)	1.97	19.77
Less distributions from:
Net realized gains	(7.46)	(.82)	(6.44)	(9.89)	(7.60)
Total distributions	(7.46)	(.82)	(6.44)	(9.89)	(7.60)
Net asset value, end of period	$74.83	$82.87	$79.37	$99.09	$107.01

Total Return[b]	(1.40%)	5.53%	(13.31%)	1.42%	21.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,967	$12,210	$16,531	$22,626	$24,622
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(0.75%)	(0.70%)	(0.98%)	(0.94%)
Total expenses	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	893%	74%	116%	118%	160%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS	December 31, 2024
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Food - 32.8%
Mondelez International, Inc. — Class A	3,031	$181,042
Kroger Co.	2,100	128,415
Sysco Corp.	1,617	123,636
General Mills, Inc.	1,897	120,972
Hershey Co.	685	116,005
Kraft Heinz Co.	3,424	105,151
Kellanova	1,208	97,812
McCormick & Company, Inc.	1,190	90,726
Tyson Foods, Inc. — Class A	1,571	90,238
US Foods Holding Corp.*	1,199	80,884
Conagra Brands, Inc.	2,705	75,064
Performance Food Group Co.*	866	73,220
J M Smucker Co.	620	68,274
Sprouts Farmers Market, Inc.*	534	67,855
Hormel Foods Corp.	1,950	61,171
Lamb Weston Holdings, Inc.	914	61,083
Ingredion, Inc.	436	59,976
The Campbell’s Co.	1,405	58,841
Albertsons Companies, Inc. — Class A	2,748	53,971
Post Holdings, Inc.*	408	46,700
Cal-Maine Foods, Inc.	419	43,123
Flowers Foods, Inc.	1,992	41,155
Simply Good Foods Co.*	991	38,629
Lancaster Colony Corp.	186	32,204
Pilgrim’s Pride Corp.*	599	27,189
Grocery Outlet Holding Corp.*	1,446	22,572
Total Food		1,965,908

Beverages - 25.3%
Coca-Cola Co.	4,848	301,837
PepsiCo, Inc.	1,924	292,563
Monster Beverage Corp.*	2,366	124,357
Keurig Dr Pepper, Inc.	3,763	120,868
Constellation Brands, Inc. — Class A	529	116,909
Coca-Cola Europacific Partners plc	1,263	97,011
Brown-Forman Corp. — Class B	2,085	79,188
Diageo plc ADR	542	68,904
Anheuser-Busch InBev S.A. ADR	1,376	68,896
Fomento Economico Mexicano SAB de CV ADR	793	67,794
Molson Coors Beverage Co. — Class B	1,140	65,345
Primo Brands Corp. — Class A	1,588	48,863
Celsius Holdings, Inc.*	1,486	39,141
Coca-Cola Consolidated, Inc.	19	23,940
Total Beverages		1,515,616

Cosmetics & Personal Care - 17.3%
Procter & Gamble Co.	2,445	409,904
Colgate-Palmolive Co.	1,933	175,729
Kenvue, Inc.	6,070	129,595
Estee Lauder Companies, Inc. — Class A	1,330	99,724
Unilever plc ADR	1,323	75,014
Haleon plc ADR	6,954	66,341
elf Beauty, Inc.*	435	54,614
Inter Parfums, Inc.	167	21,962
Total Cosmetics & Personal Care		1,032,883

Agriculture - 13.0%
Philip Morris International, Inc.	2,290	275,602
Altria Group, Inc.	3,651	190,911
Archer-Daniels-Midland Co.	1,978	99,929
British American Tobacco plc ADR	2,120	76,998
Bunge Global S.A.	849	66,018
Darling Ingredients, Inc.*	1,397	47,065
Vital Farms, Inc.*	602	22,689
Total Agriculture		779,212

Household Products & Housewares - 6.9%
Kimberly-Clark Corp.	1,046	137,068
Church & Dwight Company, Inc.	1,001	104,815
Clorox Co.	568	92,249
Spectrum Brands Holdings, Inc.	356	30,078
Reynolds Consumer Products, Inc.	911	24,588
WD-40 Co.	92	22,326
Total Household Products & Housewares		411,124

Retail - 2.2%
Casey’s General Stores, Inc.	194	76,869
Freshpet, Inc.*	375	55,541
Total Retail		132,410

Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	838	63,135

Internet - 0.9%
Maplebear, Inc.*	1,268	52,520

Total Common Stocks
(Cost $2,744,368)		5,952,808

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$20,494	20,494
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	16,109	16,109
Total Repurchase Agreements
(Cost $36,603)		36,603

Total Investments - 100.1%
(Cost $2,780,971)		$5,989,411
Other Assets & Liabilities, net - (0.1)%		(4,648)
Total Net Assets - 100.0%		$5,984,763

18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,952,808	$—	$—	$5,952,808
Repurchase Agreements	—	36,603	—	36,603
Total Assets	$5,952,808	$36,603	$—	$5,989,411

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $2,744,368)	$5,952,808
Repurchase agreements, at value (cost $36,603)	36,603
Receivables:
Dividends	14,737
Fund shares sold	5,758
Interest	5
Total assets	6,009,911

Liabilities:
Overdraft due to custodian bank	5
Payable for:
Professional fees	9,142
Management fees	4,309
Transfer agent fees	2,944
Printing fees	2,423
Investor service fees	1,267
Fund shares redeemed	792
Portfolio accounting and administration fees	532
Trustees’ fees*	56
Miscellaneous	3,678
Total liabilities	25,148
Net assets	$5,984,763

Net assets consist of:
Paid in capital	$2,640,808
Total distributable earnings (loss)	3,343,955
Net assets	$5,984,763
Capital shares outstanding	85,153
Net asset value per share	$70.28

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$212,573
Interest	2,556
Income from securities lending, net	114
Total investment income	215,243

Expenses:
Management fees	65,774
Investor service fees	19,345
Transfer agent fees	19,793
Portfolio accounting and administration fees	11,994
Professional fees	11,643
Custodian fees	1,252
Trustees’ fees*	1,035
Line of credit fees	26
Miscellaneous	7,041
Total expenses	137,903
Less:
Expenses reimbursed by Adviser	(3,869)
Net expenses	134,034
Net investment income	81,209

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,460,699
Net realized gain	1,460,699
Net change in unrealized appreciation (depreciation) on:
Investments	(1,288,294)
Net change in unrealized appreciation (depreciation)	(1,288,294)
Net realized and unrealized gain	172,405
Net increase in net assets resulting from operations	$253,614

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$81,209	$101,574
Net realized gain on investments	1,460,699	264,759
Net change in unrealized appreciation (depreciation) on investments	(1,288,294)	(1,027,320)
Net increase (decrease) in net assets resulting from operations	253,614	(660,987)

Distributions to shareholders	(101,574)	(200,079)

Capital share transactions:
Proceeds from sale of shares	41,746,626	13,174,001
Distributions reinvested	101,574	200,079
Cost of shares redeemed	(44,593,098)	(16,767,946)
Net decrease from capital share transactions	(2,744,898)	(3,393,866)
Net decrease in net assets	(2,592,858)	(4,254,932)

Net assets:
Beginning of year	8,577,621	12,832,553
End of year	$5,984,763	$8,577,621

Capital share activity:
Shares sold	582,865	183,263
Shares issued from reinvestment of distributions	1,439	2,816
Shares redeemed	(624,659)	(238,899)
Net decrease in shares	(40,355)	(52,820)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$68.34	$71.96	$77.68	$70.88	$67.43
Income (loss) from investment operations:
Net investment income (loss)[a]	.75	.65	.81	.50	.51
Net gain (loss) on investments (realized and unrealized)	2.27	(2.99)	(1.66)	7.00	4.44
Total from investment operations	3.02	(2.34)	(.85)	7.50	4.95
Less distributions from:
Net investment income	(1.08)	(.93)	(.54)	(.64)	(.59)
Net realized gains	—	(.35)	(4.33)	(.06)	(.91)
Total distributions	(1.08)	(1.28)	(4.87)	(.70)	(1.50)
Net asset value, end of period	$70.28	$68.34	$71.96	$77.68	$70.88

Total Return[b]	4.42%	(3.30%)	(0.91%)	10.62%	7.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,985	$8,578	$12,833	$15,675	$15,787
Ratios to average net assets:
Net investment income (loss)	1.05%	0.92%	1.10%	0.68%	0.79%
Total expenses	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	558%	126%	149%	162%	155%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Semiconductors - 93.0%
NVIDIA Corp.	35,248	$4,733,454
Broadcom, Inc.	13,879	3,217,707
Advanced Micro Devices, Inc.*	9,582	1,157,410
Texas Instruments, Inc.	5,962	1,117,935
QUALCOMM, Inc.	7,248	1,113,438
Applied Materials, Inc.	6,014	978,057
Analog Devices, Inc.	4,097	870,449
Marvell Technology, Inc.	7,734	854,220
Lam Research Corp.	11,301	816,271
KLA Corp.	1,242	782,609
Micron Technology, Inc.	9,174	772,084
Intel Corp.*	37,267	747,203
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,575	508,537
NXP Semiconductor N.V.	2,339	486,161
Monolithic Power Systems, Inc.	777	459,751
ASML Holding N.V. — Class G	663	459,512
Microchip Technology, Inc.	7,984	457,882
ON Semiconductor Corp.*	6,919	436,243
Teradyne, Inc.	3,175	399,796
Astera Labs, Inc.*	2,689	356,158
ARM Holdings plc ADR*	2,651	327,027
Skyworks Solutions, Inc.	3,657	324,303
Entegris, Inc.	3,204	317,388
United Microelectronics Corp. ADR[1]	47,308	307,029
ASE Technology Holding Company Ltd. ADR	30,307	305,192
STMicroelectronics N.V. — Class Y1	11,825	295,270
Onto Innovation, Inc.*	1,489	248,172
Nova Ltd.*	1,216	239,491
MACOM Technology Solutions Holdings, Inc.*	1,798	233,578
Lattice Semiconductor Corp.*	4,027	228,130
Qorvo, Inc.*	3,204	224,056
MKS Instruments, Inc.	2,098	219,010
Rambus, Inc.*	3,672	194,102
Cirrus Logic, Inc.*	1,926	191,791
Semtech Corp.*	3,099	191,673
GLOBALFOUNDRIES, Inc.*	4,187	179,664
FormFactor, Inc.*	3,695	162,580
Power Integrations, Inc.	2,531	156,163
Impinj, Inc.*	1,070	155,428
Silicon Laboratories, Inc.*	1,219	151,424
Synaptics, Inc.*	1,981	151,190
Amkor Technology, Inc.	5,860	150,544
Ambarella, Inc.*	1,975	143,662
Allegro MicroSystems, Inc.*	6,442	140,822
Diodes, Inc.*	2,275	140,299
Kulicke & Soffa Industries, Inc.	2,808	131,021
Axcelis Technologies, Inc.*	1,778	124,229
Veeco Instruments, Inc.*	3,861	103,475
MaxLinear, Inc. — Class A*	5,199	102,836
SiTime Corp.*	422	90,532
Penguin Solutions, Inc.*	4,365	83,764
ACM Research, Inc. — Class A*	5,054	76,315
Wolfspeed, Inc.*	10,871	72,401
Total Semiconductors		26,887,438

Energy-Alternate Sources - 3.8%
First Solar, Inc.*	1,938	341,553
Canadian Solar, Inc.*,1	22,914	254,804
Enphase Energy, Inc.*	3,643	250,201
SolarEdge Technologies, Inc.*,1	17,804	242,135
Total Energy-Alternate Sources		1,088,693

Electronics - 1.2%
Camtek Ltd.[1]	4,036	325,988

Telecommunications - 1.0%
Credo Technology Group Holding Ltd.*	4,478	300,966

Electrical Components & Equipment - 0.7%
Universal Display Corp.	1,423	208,042

Total Common Stocks
(Cost $14,643,353)		28,811,127

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$116,187	116,187
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	91,327	91,327
Total Repurchase Agreements
(Cost $207,514)		207,514

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	1,092,565	1,092,565
Total Securities Lending Collateral
(Cost $1,092,565)		1,092,565

Total Investments - 104.2%
(Cost $15,943,432)		$30,111,206
Other Assets & Liabilities, net - (4.2)%		(1,204,484)
Total Net Assets - 100.0%		$28,906,722

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
ELECTRONICS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,811,127	$—	$—	$28,811,127
Repurchase Agreements	—	207,514	—	207,514
Securities Lending Collateral	1,092,565	—	—	1,092,565
Total Assets	$29,903,692	$207,514	$—	$30,111,206

24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $1,062,500 of securities loaned (cost $15,735,918)	$29,903,692
Repurchase agreements, at value (cost $207,514)	207,514
Receivables:
Dividends	8,850
Securities lending income	249
Interest	26
Total assets	30,120,331

Liabilities:
Payable for:
Return of securities lending collateral	1,092,565
Management fees	20,572
Transfer agent fees	13,879
Fund shares redeemed	6,375
Investor service fees	6,051
Portfolio accounting and administration fees	2,541
Trustees’ fees*	263
Miscellaneous	71,363
Total liabilities	1,213,609
Net assets	$28,906,722

Net assets consist of:
Paid in capital	$11,639,188
Total distributable earnings (loss)	17,267,534
Net assets	$28,906,722
Capital shares outstanding	123,342
Net asset value per share	$234.36

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $2,520)	$285,170
Interest	14,199
Income from securities lending, net	8,781
Total investment income	308,150

Expenses:
Management fees	299,202
Investor service fees	88,001
Transfer agent fees	87,440
Portfolio accounting and administration fees	54,560
Professional fees	52,472
Custodian fees	4,979
Trustees’ fees*	4,216
Line of credit fees	23
Miscellaneous	35,658
Total expenses	626,551
Less:
Expenses reimbursed by Adviser	(17,600)
Net expenses	608,951
Net investment loss	(300,801)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,547,055
Net realized gain	6,547,055
Net change in unrealized appreciation (depreciation) on:
Investments	(398,798)
Net change in unrealized appreciation (depreciation)	(398,798)
Net realized and unrealized gain	6,148,257
Net increase in net assets resulting from operations	$5,847,456

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(300,801)	$(160,080)
Net realized gain on investments	6,547,055	352,270
Net change in unrealized appreciation (depreciation) on investments	(398,798)	9,835,469
Net increase in net assets resulting from operations	5,847,456	10,027,659

Distributions to shareholders	(459,070)	(745,906)

Capital share transactions:
Proceeds from sale of shares	14,157,280	30,802,821
Distributions reinvested	459,070	745,906
Cost of shares redeemed	(26,449,667)	(16,285,364)
Net increase (decrease) from capital share transactions	(11,833,317)	15,263,363
Net increase (decrease) in net assets	(6,444,931)	24,545,116

Net assets:
Beginning of year	35,351,653	10,806,537
End of year	$28,906,722	$35,351,653

Capital share activity:
Shares sold	59,399	185,317
Shares issued from reinvestment of distributions	1,776	3,873
Shares redeemed	(110,795)	(96,224)
Net increase (decrease) in shares	(49,620)	92,966

26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$204.39	$135.09	$210.77	$162.39	$105.84
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.01)	(1.04)	(.99)	(1.50)	(.73)
Net gain (loss) on investments (realized and unrealized)	35.29	74.72	(67.42)	60.92	59.27
Total from investment operations	33.28	73.68	(68.41)	59.42	58.54
Less distributions from:
Net realized gains	(3.31)	(4.38)	(7.27)	(11.04)	(1.99)
Total distributions	(3.31)	(4.38)	(7.27)	(11.04)	(1.99)
Net asset value, end of period	$234.36	$204.39	$135.09	$210.77	$162.39

Total Return[b]	16.13%	54.75%	(32.70%)	38.25%	55.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,907	$35,352	$10,807	$16,564	$12,151
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.60%)	(0.62%)	(0.82%)	(0.62%)
Total expenses	1.78%	1.81%	1.77%	1.70%	1.82%
Net expenses[c]	1.73%	1.78%	1.77%	1.70%	1.82%
Portfolio turnover rate	52%	70%	115%	197%	158%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS	December 31, 2024
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Oil & Gas - 63.9%
Exxon Mobil Corp.	6,042	$649,938
Chevron Corp.	3,187	461,605
ConocoPhillips	3,453	342,434
Equities Corp.	7,273	335,358
EOG Resources, Inc.	2,032	249,083
Marathon Petroleum Corp.	1,442	201,159
Phillips 66	1,764	200,972
Valero Energy Corp.	1,523	186,705
Hess Corp.	1,380	183,554
Occidental Petroleum Corp.	3,638	179,754
Diamondback Energy, Inc.	1,042	170,711
Expand Energy Corp.	1,441	143,451
BP plc ADR	4,786	141,474
Devon Energy Corp.	4,270	139,757
Shell plc ADR	2,173	136,138
Coterra Energy, Inc. — Class A	5,055	129,105
Canadian Natural Resources Ltd.	3,993	123,264
Petroleo Brasileiro S.A. ADR	9,179	118,042
Suncor Energy, Inc.	2,991	106,719
Cenovus Energy, Inc.	7,002	106,080
Antero Resources Corp.*	2,822	98,911
Permian Resources Corp.	6,856	98,589
Ovintiv, Inc.	2,409	97,564
Viper Energy, Inc.	1,853	90,927
APA Corp.	3,868	89,312
Range Resources Corp.	2,449	88,115
Equinor ASA ADR[1]	3,718	88,079
Chord Energy Corp.	689	80,558
Matador Resources Co.	1,368	76,964
Transocean Ltd.*	20,305	76,144
Texas Pacific Land Corp.	66	72,993
HF Sinclair Corp.	1,999	70,065
CNX Resources Corp.*	1,825	66,923
Weatherford International plc	917	65,685
Seadrill Ltd.*	1,682	65,480
Magnolia Oil & Gas Corp. — Class A	2,731	63,851
SM Energy Co.	1,622	62,869
Civitas Resources, Inc.	1,362	62,475
Murphy Oil Corp.	2,054	62,154
California Resources Corp.	1,194	61,957
Noble Corporation plc	1,949	61,199
Patterson-UTI Energy, Inc.	6,872	56,763
Crescent Energy Co. — Class A1	3,836	56,044
Northern Oil & Gas, Inc.	1,463	54,365
Helmerich & Payne, Inc.	1,563	50,047
Valaris Ltd.*	1,129	49,947
PBF Energy, Inc. — Class A	1,656	43,967
Comstock Resources, Inc.*	2,020	36,804
Vital Energy, Inc.*	945	29,219
Total Oil & Gas		6,283,273

Pipelines - 17.0%
Williams Companies, Inc.	4,511	244,135
ONEOK, Inc.	2,263	227,205
Kinder Morgan, Inc.	8,149	223,283
Cheniere Energy, Inc.	969	208,209
Targa Resources Corp.	1,033	184,391
Enbridge, Inc.	2,854	121,095
TC Energy Corp.	2,291	106,600
DT Midstream, Inc.	955	94,956
Golar LNG Ltd.	1,836	77,699
Pembina Pipeline Corp.	1,912	70,648
Antero Midstream Corp.	4,519	68,192
New Fortress Energy, Inc.[1]	2,890	43,697
Total Pipelines		1,670,110

Oil & Gas Services - 9.0%
Schlumberger N.V.	5,620	215,471
Baker Hughes Co.	4,642	190,415
Halliburton Co.	5,083	138,206
TechnipFMC plc	3,203	92,695
NOV, Inc.	4,893	71,438
ChampionX Corp.	2,465	67,023
Liberty Energy, Inc. — Class A	2,682	53,345
Tidewater, Inc.*	966	52,850
Total Oil & Gas Services		881,443

Energy-Alternate Sources - 3.9%
First Solar, Inc.*	690	121,606
Enphase Energy, Inc.*	1,296	89,009
SolarEdge Technologies, Inc.*,1	5,871	79,846
Sunrun, Inc.*	4,460	41,255
Plug Power, Inc.*,1	13,719	29,221
Green Plains, Inc.*	2,385	22,610
Total Energy-Alternate Sources		383,547

Mining - 1.6%
Cameco Corp.	2,043	104,990
Uranium Energy Corp.*	6,932	46,375
Total Mining		151,365

Transportation - 1.5%
Scorpio Tankers, Inc.	1,516	75,330
Frontline plc	4,781	67,842
Total Transportation		143,172

Coal - 0.8%
Peabody Energy Corp.	2,192	45,900
CONSOL Energy, Inc.	297	31,684
Total Coal		77,584

Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	1,926	72,784

Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	1,089	63,554

Retail - 0.5%
Murphy USA, Inc.	100	50,175

Total Common Stocks
(Cost $3,936,959)		9,777,007

28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
ENERGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$40,280	$40,280
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	31,662	31,662
Total Repurchase Agreements
(Cost $71,942)		71,942

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	108,364	108,364
Total Securities Lending Collateral
(Cost $108,364)		108,364

Total Investments - 101.3%
(Cost $4,117,265)		$9,957,313
Other Assets & Liabilities, net - (1.3)%		(130,553)
Total Net Assets - 100.0%		$9,826,760

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,777,007	$—	$—	$9,777,007
Repurchase Agreements	—	71,942	—	71,942
Securities Lending Collateral	108,364	—	—	108,364
Total Assets	$9,885,371	$71,942	$—	$9,957,313

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $104,999 of securities loaned (cost $4,045,323)	$9,885,371
Repurchase agreements, at value (cost $71,942)	71,942
Cash	1,655
Receivables:
Fund shares sold	59,106
Dividends	14,963
Securities lending income	111
Interest	9
Total assets	10,033,157

Liabilities:
Payable for:
Return of securities lending collateral	108,364
Securities purchased	54,918
Management fees	7,282
Transfer agent fees	5,358
Investor service fees	2,142
Portfolio accounting and administration fees	899
Fund shares redeemed	728
Trustees’ fees*	98
Miscellaneous	26,608
Total liabilities	206,397
Net assets	$9,826,760

Net assets consist of:
Paid in capital	$6,191,033
Total distributable earnings (loss)	3,635,727
Net assets	$9,826,760
Capital shares outstanding	40,944
Net asset value per share	$240.00

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $7,506)	$447,348
Interest	4,834
Income from securities lending, net	2,071
Total investment income	454,253

Expenses:
Management fees	130,415
Investor service fees	38,357
Transfer agent fees	38,519
Portfolio accounting and administration fees	23,781
Professional fees	19,804
Custodian fees	2,276
Trustees’ fees*	1,845
Line of credit fees	60
Miscellaneous	17,654
Total expenses	272,711
Less:
Expenses reimbursed by Adviser	(7,671)
Net expenses	265,040
Net investment income	189,213

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,155,145
Net realized gain	2,155,145
Net change in unrealized appreciation (depreciation) on:
Investments	(1,945,872)
Net change in unrealized appreciation (depreciation)	(1,945,872)
Net realized and unrealized gain	209,273
Net increase in net assets resulting from operations	$398,486

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$189,213	$358,249
Net realized gain on investments	2,155,145	3,404,126
Net change in unrealized appreciation (depreciation) on investments	(1,945,872)	(4,934,493)
Net increase (decrease) in net assets resulting from operations	398,486	(1,172,118)

Distributions to shareholders	(356,907)	(882,712)

Capital share transactions:
Proceeds from sale of shares	169,034,724	50,045,253
Distributions reinvested	356,907	882,712
Cost of shares redeemed	(176,181,571)	(55,774,636)
Net decrease from capital share transactions	(6,789,940)	(4,846,671)
Net decrease in net assets	(6,748,361)	(6,901,501)

Net assets:
Beginning of year	16,575,121	23,476,622
End of year	$9,826,760	$16,575,121

Capital share activity:
Shares sold	650,246	202,789
Shares issued from reinvestment of distributions	1,369	3,659
Shares redeemed	(678,172)	(232,237)
Net decrease in shares	(26,557)	(25,789)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$245.55	$251.65	$171.83	$114.99	$176.90
Income (loss) from investment operations:
Net investment income (loss)[a]	3.13	4.00	5.48	2.42	.96
Net gain (loss) on investments (realized and unrealized)	(2.47)[d]	(.13)	77.00	55.43	(62.41)
Total from investment operations	.66	3.87	82.48	57.85	(61.45)
Less distributions from:
Net investment income	(6.21)	(9.97)	(2.66)	(1.01)	(.46)
Total distributions	(6.21)	(9.97)	(2.66)	(1.01)	(.46)
Net asset value, end of period	$240.00	$245.55	$251.65	$171.83	$114.99

Total Return[b]	0.07%	1.61%	48.29%	50.46%	(34.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,827	$16,575	$23,477	$16,714	$6,189
Ratios to average net assets:
Net investment income (loss)	1.23%	1.63%	2.38%	1.51%	2.04%
Total expenses	1.78%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	1,179%	229%	307%	316%	317%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 24, 2020.

32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Oil & Gas Services - 68.1%
Schlumberger N.V.	13,213	$506,586
Baker Hughes Co.	10,904	447,282
Halliburton Co.	11,951	324,948
NOV, Inc.	11,507	168,002
TechnipFMC plc	5,609	162,325
ChampionX Corp.	5,786	157,321
Archrock, Inc.	5,863	145,930
Liberty Energy, Inc. — Class A	6,311	125,526
Tidewater, Inc.*	2,268	124,082
Oceaneering International, Inc.*	4,476	116,734
Kodiak Gas Services, Inc.	2,342	95,624
Expro Group Holdings N.V.*	6,826	85,120
Atlas Energy Solutions, Inc.	3,801	84,306
Helix Energy Solutions Group, Inc.*	8,821	82,212
Select Water Solutions, Inc. — Class A	6,138	81,267
ProPetro Holding Corp.*	6,821	63,640
RPC, Inc.	8,939	53,098
ProFrac Holding Corp. — Class A*,1	2,168	16,824
Total Oil & Gas Services		2,840,827

Oil & Gas - 24.8%
Weatherford International plc	2,168	155,294
Noble Corporation plc	4,585	143,969
Transocean Ltd.*	35,664	133,740
Patterson-UTI Energy, Inc.	16,157	133,457
Helmerich & Payne, Inc.	3,672	117,577
Valaris Ltd.*	2,655	117,457
Seadrill Ltd.*	2,970	115,622
Borr Drilling Ltd.[1]	24,853	96,927
Nabors Industries Ltd.*	366	20,924
Total Oil & Gas		1,034,967

Machinery-Diversified - 3.6%
Cactus, Inc. — Class A	2,562	149,519

Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	3,386	127,957

Total Common Stocks
(Cost $2,244,363)		4,153,270

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$18,691	18,691
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	14,692	14,692
Total Repurchase Agreements
(Cost $33,383)		33,383

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	23,604	23,604
Total Securities Lending Collateral
(Cost $23,604)		23,604

Total Investments - 100.9%
(Cost $2,301,350)		$4,210,257
Other Assets & Liabilities, net - (0.9)%		(39,198)
Total Net Assets - 100.0%		$4,171,059

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,153,270	$—	$—	$4,153,270
Repurchase Agreements	—	33,383	—	33,383
Securities Lending Collateral	23,604	—	—	23,604
Total Assets	$4,176,874	$33,383	$—	$4,210,257

34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $22,782 of securities loaned (cost $2,267,967)	$4,176,874
Repurchase agreements, at value (cost $33,383)	33,383
Receivables:
Fund shares sold	61,516
Dividends	3,344
Securities lending income	33
Interest	4
Total assets	4,275,154

Liabilities:
Payable for:
Securities purchased	63,698
Return of securities lending collateral	23,604
Management fees	2,761
Transfer agent fees	1,936
Fund shares redeemed	916
Investor service fees	812
Portfolio accounting and administration fees	341
Trustees’ fees*	37
Miscellaneous	9,990
Total liabilities	104,095
Net assets	$4,171,059

Net assets consist of:
Paid in capital	$12,589,528
Total distributable earnings (loss)	(8,418,469)
Net assets	$4,171,059
Capital shares outstanding	13,775
Net asset value per share	$302.80

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $8)	$91,113
Interest	2,005
Income from securities lending, net	173
Total investment income	93,291

Expenses:
Management fees	44,846
Transfer agent fees	13,649
Investor service fees	13,190
Professional fees	7,535
Portfolio accounting and administration fees	8,178
Custodian fees	915
Trustees’ fees*	725
Line of credit fees	9
Miscellaneous	4,892
Total expenses	93,939
Less:
Expenses reimbursed by Adviser	(2,638)
Net expenses	91,301
Net investment income	1,990

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	945,153
Net realized gain	945,153
Net change in unrealized appreciation (depreciation) on:
Investments	(1,283,912)
Net change in unrealized appreciation (depreciation)	(1,283,912)
Net realized and unrealized loss	(338,759)
Net decrease in net assets resulting from operations	$(336,769)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,990	$(48,780)
Net realized gain on investments	945,153	1,053,616
Net change in unrealized appreciation (depreciation) on investments	(1,283,912)	(821,265)
Net increase (decrease) in net assets resulting from operations	(336,769)	183,571

Capital share transactions:
Proceeds from sale of shares	14,405,185	19,749,434
Cost of shares redeemed	(15,646,899)	(31,729,898)
Net decrease from capital share transactions	(1,241,714)	(11,980,464)
Net decrease in net assets	(1,578,483)	(11,796,893)

Net assets:
Beginning of year	5,749,542	17,546,435
End of year	$4,171,059	$5,749,542

Capital share activity:
Shares sold	43,723	60,926
Shares redeemed	(47,435)	(99,170)
Net decrease in shares	(3,712)	(38,244)

36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[d]
Per Share Data
Net asset value, beginning of period	$328.79	$314.84	$220.84	$188.21	$302.92
Income (loss) from investment operations:
Net investment income (loss)[a]	.12	(1.88)	(2.27)	.37	.11
Net gain (loss) on investments (realized and unrealized)	(26.11)	15.83	96.27	32.56	(114.69)
Total from investment operations	(25.99)	13.95	94.00	32.93	(114.58)
Less distributions from:
Net investment income	—	—	—	(.30)	(.13)
Total distributions	—	—	—	(.30)	(.13)
Net asset value, end of period	$302.80	$328.79	$314.84	$220.84	$188.21

Total Return[b]	(7.90%)	4.43%	42.56%	17.50%	(37.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,171	$5,750	$17,546	$8,693	$3,825
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.58%)	(0.80%)	0.16%	0.44%
Total expenses	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	252%	290%	337%	301%	817%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS	December 31, 2024
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Banks - 25.0%
JPMorgan Chase & Co.	1,277	$306,110
Bank of America Corp.	4,592	201,818
Wells Fargo & Co.	2,579	181,149
Goldman Sachs Group, Inc.	281	160,906
Morgan Stanley	1,168	146,841
Citigroup, Inc.	1,911	134,515
PNC Financial Services Group, Inc.	525	101,246
U.S. Bancorp	2,072	99,104
NU Holdings Limited/Cayman Islands — Class A*	8,707	90,205
Truist Financial Corp.	2,047	88,799
Bank of New York Mellon Corp.	1,142	87,740
ICICI Bank Ltd. ADR	2,555	76,292
Toronto-Dominion Bank	1,383	73,631
HDFC Bank Ltd. ADR	1,150	73,439
Royal Bank of Canada	571	68,811
Bank of Nova Scotia	1,279	68,708
M&T Bank Corp.	342	64,300
State Street Corp.	624	61,246
Fifth Third Bancorp	1,443	61,010
Popular, Inc.	646	60,763
Huntington Bancshares, Inc.	3,460	56,294
Regions Financial Corp.	2,289	53,837
Northern Trust Corp.	505	51,763
Citizens Financial Group, Inc.	1,144	50,062
KeyCorp	2,809	48,146
East West Bancorp, Inc.	438	41,943
First Horizon Corp.	1,908	38,427
First Citizens BancShares, Inc. — Class A	17	35,921
Western Alliance Bancorporation	408	34,084
Comerica, Inc.	532	32,904
Zions Bancorp North America	595	32,279
Commerce Bancshares, Inc.	509	31,716
Old National Bancorp	1,457	31,624
Columbia Banking System, Inc.	1,007	27,199
Pinnacle Financial Partners, Inc.	234	26,767
Wintrust Financial Corp.	214	26,688
Bank OZK	570	25,382
Valley National Bancorp	2,587	23,438
UMB Financial Corp.	193	21,782
Total Banks		2,896,889

Diversified Financial Services - 23.7%
Visa, Inc. — Class A	953	301,186
Mastercard, Inc. — Class A	468	246,435
American Express Co.	491	145,724
Blackrock, Inc.	139	142,490
Charles Schwab Corp.	1,641	121,450
CME Group, Inc. — Class A	468	108,684
Intercontinental Exchange, Inc.	721	107,436
Interactive Brokers Group, Inc. — Class A	569	100,525
Capital One Financial Corp.	534	95,223
Apollo Global Management, Inc.	569	93,976
Ares Management Corp. — Class A	490	86,745
Ameriprise Financial, Inc.	158	84,124
Coinbase Global, Inc. — Class A*	330	81,939
Discover Financial Services	450	77,954
XP, Inc. — Class A	6,106	72,356
Nasdaq, Inc.	908	70,198
Blue Owl Capital, Inc.	2,932	68,198
Tradeweb Markets, Inc. — Class A	481	62,973
Raymond James Financial, Inc.	403	62,598
LPL Financial Holdings, Inc.	187	61,057
Synchrony Financial	902	58,630
T. Rowe Price Group, Inc.	505	57,110
Cboe Global Markets, Inc.	275	53,735
TPG, Inc.	817	51,340
SoFi Technologies, Inc.*	3,007	46,308
Jefferies Financial Group, Inc.	508	39,827
Ally Financial, Inc.	1,018	36,658
SEI Investments Co.	439	36,209
Invesco Ltd.	1,851	32,356
Franklin Resources, Inc.	1,419	28,792
SLM Corp.	1,030	28,407
Hamilton Lane, Inc. — Class A	187	27,685
Virtu Financial, Inc. — Class A	746	26,617
Upstart Holdings, Inc.*	370	22,781
Total Diversified Financial Services		2,737,726

REITs - 18.2%
Prologis, Inc.	1,086	114,790
Equinix, Inc.	118	111,261
American Tower Corp. — Class A	582	106,745
Welltower, Inc.	826	104,101
Digital Realty Trust, Inc.	508	90,084
Simon Property Group, Inc.	496	85,416
Realty Income Corp.	1,497	79,955
Public Storage	265	79,352
Crown Castle, Inc.	792	71,882
Extra Space Storage, Inc.	435	65,076
AvalonBay Communities, Inc.	295	64,891
Iron Mountain, Inc.	605	63,591
VICI Properties, Inc.	2,174	63,502
Equity Residential	837	60,063
Ventas, Inc.	993	58,478
SBA Communications Corp.	265	54,007
Weyerhaeuser Co.	1,844	51,909
Invitation Homes, Inc.	1,565	50,033
Mid-America Apartment Communities, Inc.	321	49,617
Alexandria Real Estate Equities, Inc.	489	47,702
Sun Communities, Inc.	377	46,360
Kimco Realty Corp.	1,947	45,618
Healthpeak Properties, Inc.	2,170	43,986
UDR, Inc.	1,013	43,974
Regency Centers Corp.	589	43,545
Gaming and Leisure Properties, Inc.	868	41,803
American Homes 4 Rent — Class A	1,089	40,750
Camden Property Trust	349	40,498
Host Hotels & Resorts, Inc.	2,280	39,946
Equity LifeStyle Properties, Inc.	599	39,893
BXP, Inc.	507	37,700

38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
FINANCIAL SERVICES FUND

	Shares	Value
Lamar Advertising Co. — Class A	303	$36,887
Annaly Capital Management, Inc.	2,004	36,673
Rexford Industrial Realty, Inc.	882	34,098
AGNC Investment Corp.[1]	3,613	33,276
Sabra Health Care REIT, Inc.	1,372	23,763
Total REITs		2,101,225

Insurance - 18.0%
Berkshire Hathaway, Inc. — Class B*	808	366,250
Progressive Corp.	586	140,412
Marsh & McLennan Companies, Inc.	568	120,649
Arch Capital Group Ltd.	1,138	105,094
Willis Towers Watson plc	329	103,056
Arthur J Gallagher & Co.	353	100,199
Chubb Ltd.	333	92,008
Aflac, Inc.	862	89,165
Travelers Companies, Inc.	363	87,443
Aon plc — Class A	241	86,558
Allstate Corp.	438	84,442
American International Group, Inc.	1,113	81,027
MetLife, Inc.	970	79,424
Prudential Financial, Inc.	642	76,096
Hartford Financial Services Group, Inc.	605	66,187
Everest Group Ltd.	174	63,068
Brown & Brown, Inc.	570	58,152
Cincinnati Financial Corp.	379	54,462
Principal Financial Group, Inc.	637	49,310
W R Berkley Corp.	820	47,986
Equitable Holdings, Inc.	970	45,755
Corebridge Financial, Inc.	1,325	39,657
Selective Insurance Group, Inc.	229	21,416
Erie Indemnity Co. — Class A	49	20,199
Total Insurance		2,078,015

Commercial Services - 6.7%
S&P Global, Inc.	297	147,915
PayPal Holdings, Inc.*	1,256	107,200
Moody’s Corp.	210	99,408
Block, Inc. — Class A*	972	82,610
StoneCo Ltd. — Class A*	8,013	63,864
Global Payments, Inc.	558	62,529
Corpay, Inc.*	163	55,162
Toast, Inc. — Class A*	1,376	50,155
Affirm Holdings, Inc.*	748	45,553
Shift4 Payments, Inc. — Class A*	360	37,361
MarketAxess Holdings, Inc.	116	26,221
Total Commercial Services		777,978

Private Equity - 3.4%
Blackstone, Inc. — Class A	968	166,903
KKR & Company, Inc. — Class A	788	116,553
Brookfield Corp.	1,198	68,825
Carlyle Group, Inc.	813	41,048
Total Private Equity		393,329

Software - 2.8%
Fiserv, Inc.*	629	129,209
MSCI, Inc. — Class A	130	78,001
Fidelity National Information Services, Inc.	944	76,247
Jack Henry & Associates, Inc.	239	41,897
Total Software		325,354

Internet - 0.6%
Robinhood Markets, Inc. — Class A*	1,741	64,869

Investment Companies - 0.4%
Ares Capital Corp.	2,034	44,524

Total Common Stocks
(Cost $4,952,845)		11,419,909

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	12,827	63,622
Total Preferred Stocks
(Cost $60,749)		63,622

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$60,703	60,703
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	47,715	47,715
Total Repurchase Agreements
(Cost $108,418)		108,418

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	31,664	31,664
Total Securities Lending Collateral
(Cost $31,664)		31,664

Total Investments - 100.6%
(Cost $5,153,676)		$11,623,613
Other Assets & Liabilities, net - (0.6)%		(67,729)
Total Net Assets - 100.0%		$11,555,884

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
FINANCIAL SERVICES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,419,909	$—	$—	$11,419,909
Preferred Stocks	63,622	—	—	63,622
Repurchase Agreements	—	108,418	—	108,418
Securities Lending Collateral	31,664	—	—	31,664
Total Assets	$11,515,195	$108,418	$—	$11,623,613

40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $30,697 of securities loaned (cost $5,045,258)	$11,515,195
Repurchase agreements, at value (cost $108,418)	108,418
Receivables:
Dividends	22,707
Interest	14
Securities lending income	8
Total assets	11,646,342

Liabilities:
Payable for:
Return of securities lending collateral	31,664
Professional fees	22,112
Management fees	10,447
Transfer agent fees	6,005
Printing fees	5,860
Fund shares redeemed	3,826
Investor service fees	3,073
Portfolio accounting and administration fees	1,290
Trustees’ fees*	126
Miscellaneous	6,055
Total liabilities	90,458
Net assets	$11,555,884

Net assets consist of:
Paid in capital	$6,288,346
Total distributable earnings (loss)	5,267,538
Net assets	$11,555,884
Capital shares outstanding	100,179
Net asset value per share	$115.35

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,767)	$271,557
Interest	4,099
Income from securities lending, net	460
Total investment income	276,116

Expenses:
Management fees	103,312
Investor service fees	30,386
Transfer agent fees	29,770
Professional fees	24,528
Portfolio accounting and administration fees	18,839
Custodian fees	1,826
Trustees’ fees*	1,351
Line of credit fees	68
Miscellaneous	7,494
Total expenses	217,574
Less:
Expenses reimbursed by Adviser	(6,077)
Net expenses	211,497
Net investment income	64,619

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	871,102
Net realized gain	871,102
Net change in unrealized appreciation (depreciation) on:
Investments	1,082,546
Net change in unrealized appreciation (depreciation)	1,082,546
Net realized and unrealized gain	1,953,648
Net increase in net assets resulting from operations	$2,018,267

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$64,619	$81,865
Net realized gain on investments	871,102	280,895
Net change in unrealized appreciation (depreciation) on investments	1,082,546	918,318
Net increase in net assets resulting from operations	2,018,267	1,281,078

Distributions to shareholders	(143,245)	—

Capital share transactions:
Proceeds from sale of shares	24,972,160	10,378,589
Distributions reinvested	143,245	—
Cost of shares redeemed	(29,137,763)	(8,135,529)
Net increase (decrease) from capital share transactions	(4,022,358)	2,243,060
Net increase (decrease) in net assets	(2,147,336)	3,524,138

Net assets:
Beginning of year	13,703,220	10,179,082
End of year	$11,555,884	$13,703,220

Capital share activity:
Shares sold	232,295	116,821
Shares issued from reinvestment of distributions	1,374	—
Shares redeemed	(276,826)	(94,757)
Net increase (decrease) in shares	(43,157)	22,064

42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$95.60	$83.94	$112.74	$85.52	$89.79
Income (loss) from investment operations:
Net investment income (loss)[a]	.56	.70	.65	.40	.70
Net gain (loss) on investments (realized and unrealized)	20.58	10.96	(20.97)	29.49	(1.47)
Total from investment operations	21.14	11.66	(20.32)	29.89	(.77)
Less distributions from:
Net investment income	(.96)	—	(.58)	(.38)	(.74)
Net realized gains	(.43)	—	(7.90)	(2.29)	(2.76)
Total distributions	(1.39)	—	(8.48)	(2.67)	(3.50)
Net asset value, end of period	$115.35	$95.60	$83.94	$112.74	$85.52

Total Return[b]	22.26%	13.89%	(18.11%)	35.26%	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,556	$13,703	$10,179	$18,140	$10,367
Ratios to average net assets:
Net investment income (loss)	0.53%	0.82%	0.67%	0.39%	0.92%
Total expenses	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	201%	95%	101%	170%	339%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS	December 31, 2024
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Pharmaceuticals - 31.8%
Eli Lilly & Co.	577	$445,444
Johnson & Johnson	2,263	327,275
AbbVie, Inc.	1,774	315,240
Merck & Company, Inc.	2,774	275,957
Pfizer, Inc.	8,312	220,517
Bristol-Myers Squibb Co.	3,344	189,137
McKesson Corp.	259	147,607
Becton Dickinson & Co.	620	140,659
Zoetis, Inc.	845	137,676
AstraZeneca plc ADR	2,029	132,940
CVS Health Corp.	2,799	125,647
Cencora, Inc. — Class A	482	108,296
Teva Pharmaceutical Industries Ltd. ADR*	4,625	101,935
Dexcom, Inc.*	1,228	95,501
Cardinal Health, Inc.	791	93,552
Novo Nordisk A/S ADR	1,001	86,106
GSK plc ADR	2,482	83,941
Jazz Pharmaceuticals plc*	663	81,648
Novartis AG ADR	785	76,388
Alkermes plc*	2,600	74,776
Neurocrine Biosciences, Inc.*	496	67,704
Viatris, Inc.	5,249	65,350
Vaxcyte, Inc.*	646	52,882
Henry Schein, Inc.*	704	48,717
Corcept Therapeutics, Inc.*	687	34,618
Option Care Health, Inc.*	1,488	34,522
Madrigal Pharmaceuticals, Inc.*	87	26,846
Total Pharmaceuticals		3,590,881

Healthcare-Products - 29.3%
Thermo Fisher Scientific, Inc.	476	247,629
Abbott Laboratories	2,167	245,109
Intuitive Surgical, Inc.*	448	233,838
Danaher Corp.	931	213,711
Boston Scientific Corp.*	2,243	200,345
Stryker Corp.	536	192,987
Medtronic plc	1,478	118,063
Edwards Lifesciences Corp.*	1,561	115,561
Agilent Technologies, Inc.	796	106,935
GE HealthCare Technologies, Inc.	1,303	101,869
IDEXX Laboratories, Inc.*	241	99,639
ResMed, Inc.	428	97,879
West Pharmaceutical Services, Inc.	257	84,183
Waters Corp.*	219	81,245
Zimmer Biomet Holdings, Inc.	759	80,173
STERIS plc	376	77,291
Natera, Inc.*	483	76,459
Cooper Companies, Inc.*	802	73,728
Insulet Corp.*	279	72,838
Hologic, Inc.*	958	69,062
Baxter International, Inc.	2,254	65,727
Align Technology, Inc.*	305	63,596
Avantor, Inc.*	3,015	63,526
Bio-Techne Corp.	795	57,264
Exact Sciences Corp.*	926	52,032
Masimo Corp.*	294	48,598
Repligen Corp.*	325	46,780
Bruker Corp.	747	43,789
Lantheus Holdings, Inc.*	476	42,583
Merit Medical Systems, Inc.*	410	39,655
Inari Medical, Inc.*	762	38,900
PROCEPT BioRobotics Corp.*	415	33,416
Dentsply Sirona, Inc.	1,745	33,120
Twist Bioscience Corp.*	611	28,393
Tandem Diabetes Care, Inc.*	769	27,699
TransMedics Group, Inc.*	395	24,628
Total Healthcare-Products		3,298,250

Biotechnology - 21.1%
Amgen, Inc.	781	203,560
Gilead Sciences, Inc.	2,039	188,342
Vertex Pharmaceuticals, Inc.*	417	167,926
Regeneron Pharmaceuticals, Inc.*	213	151,726
Alnylam Pharmaceuticals, Inc.*	402	94,595
Argenx SE ADR*	138	84,870
Biogen, Inc.*	540	82,577
Illumina, Inc.*	578	77,238
BioNTech SE ADR*	628	71,561
United Therapeutics Corp.*	195	68,804
Moderna, Inc.*	1,574	65,447
CRISPR Therapeutics AG*,1	1,630	64,157
Royalty Pharma plc — Class A	2,495	63,647
BioMarin Pharmaceutical, Inc.*	940	61,786
Insmed, Inc.*	868	59,927
Sarepta Therapeutics, Inc.*	478	58,120
Incyte Corp.*	832	57,466
Exelixis, Inc.*	1,555	51,782
Intra-Cellular Therapies, Inc.*	608	50,780
REVOLUTION Medicines, Inc.*	1,076	47,064
Halozyme Therapeutics, Inc.*	894	42,742
Legend Biotech Corp. ADR*	1,261	41,033
Roivant Sciences Ltd.*	3,426	40,530
Cytokinetics, Inc.*	857	40,313
Blueprint Medicines Corp.*	458	39,947
Ionis Pharmaceuticals, Inc.*	1,130	39,505
Bridgebio Pharma, Inc.*	1,315	36,084
TG Therapeutics, Inc.*	1,184	35,638
Crinetics Pharmaceuticals, Inc.*	695	35,535
ADMA Biologics, Inc.*	1,947	33,391
Viking Therapeutics, Inc.*	823	33,118
Apellis Pharmaceuticals, Inc.*	1,021	32,580
Axsome Therapeutics, Inc.*	364	30,798
Guardant Health, Inc.*	1,007	30,764
Avidity Biosciences, Inc.*	1,025	29,807
Iovance Biotherapeutics, Inc.*	3,300	24,420
Krystal Biotech, Inc.*	141	22,089
Novavax, Inc.*	2,230	17,929
Total Biotechnology		2,377,598

44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
HEALTH CARE FUND

	Shares	Value
Healthcare-Services - 16.1%
UnitedHealth Group, Inc.	738	$373,325
Elevance Health, Inc.	434	160,103
Cigna Group	550	151,877
HCA Healthcare, Inc.	423	126,963
ICON plc*	513	107,581
IQVIA Holdings, Inc.*	524	102,971
Centene Corp.*	1,615	97,837
Humana, Inc.	366	92,858
Labcorp Holdings, Inc.	333	76,363
Quest Diagnostics, Inc.	468	70,602
Molina Healthcare, Inc.*	240	69,852
Tenet Healthcare Corp.*	461	58,192
Universal Health Services, Inc. — Class B	321	57,594
Charles River Laboratories International, Inc.*	288	53,165
HealthEquity, Inc.*	523	50,182
Ensign Group, Inc.	353	46,900
Medpace Holdings, Inc.*	137	45,515
DaVita, Inc.*	292	43,669
Acadia Healthcare Company, Inc.*	809	32,077
Total Healthcare-Services		1,817,626

Software - 0.8%
Veeva Systems, Inc. — Class A*	441	92,720

Internet - 0.3%
Hims & Hers Health, Inc.*	1,323	31,990

Total Common Stocks
(Cost $4,563,014)		11,209,065

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	—

Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$46,064	46,064
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	36,208	36,208
Total Repurchase Agreements
(Cost $82,272)		82,272

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	18,170	18,170
Total Securities Lending Collateral
(Cost $18,170)		18,170

Total Investments - 100.3%
(Cost $4,663,456)		$11,309,507
Other Assets & Liabilities, net - (0.3)%		(38,887)
Total Net Assets - 100.0%		$11,270,620

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,209,065	$—	$—		$11,209,065
Rights	—	—	—	*	—
Repurchase Agreements	—	82,272	—		82,272
Securities Lending Collateral	18,170	—	—		18,170
Total Assets	$11,227,235	$82,272	$—		$11,309,507

*	Security has a market value of $0.

46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $18,106 of securities loaned (cost $4,581,184)	$11,227,235
Repurchase agreements, at value (cost $82,272)	82,272
Cash	1
Receivables:
Fund shares sold	19,058
Dividends	6,582
Foreign tax reclaims	826
Interest	10
Securities lending income	7
Total assets	11,335,991

Liabilities:
Payable for:
Return of securities lending collateral	18,170
Management fees	8,099
Transfer agent and maintenance fees	5,442
Investor service fees	2,382
Fund shares redeemed	1,613
Portfolio accounting and administration fees	1,001
Trustees’ fees*	105
Miscellaneous	28,559
Total liabilities	65,371
Net assets	$11,270,620

Net assets consist of:
Paid in capital	$4,342,473
Total distributable earnings (loss)	6,928,147
Net assets	$11,270,620
Capital shares outstanding	142,554
Net asset value per share	$79.06

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,005)	$156,045
Interest	4,578
Income from securities lending, net	51
Total investment income	160,674

Expenses:
Management fees	114,263
Investor service fees	33,607
Transfer agent and administrative fees	33,735
Professional fees	21,172
Portfolio accounting and administration fees	20,836
Custodian fees	2,019
Trustees’ fees*	1,661
Line of credit fees	37
Miscellaneous	12,233
Total expenses	239,563
Less:
Expenses reimbursed by Adviser	(6,721)
Net expenses	232,842
Net investment loss	(72,168)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,193,327
Net realized gain	2,193,327
Net change in unrealized appreciation (depreciation) on:
Investments	(1,944,740)
Net change in unrealized appreciation (depreciation)	(1,944,740)
Net realized and unrealized gain	248,587
Net increase in net assets resulting from operations	$176,419

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(72,168)	$(96,997)
Net realized gain on investments	2,193,327	2,685,283
Net change in unrealized appreciation (depreciation) on investments	(1,944,740)	(1,457,430)
Net increase in net assets resulting from operations	176,419	1,130,856

Distributions to shareholders	(393,635)	(577,334)

Capital share transactions:
Proceeds from sale of shares	12,746,756	20,127,706
Distributions reinvested	393,635	577,334
Cost of shares redeemed	(15,362,305)	(24,995,781)
Net decrease from capital share transactions	(2,221,914)	(4,290,741)
Net decrease in net assets	(2,439,130)	(3,737,219)

Net assets:
Beginning of year	13,709,750	17,446,969
End of year	$11,270,620	$13,709,750

Capital share activity:
Shares sold	149,794	255,210
Shares issued from reinvestment of distributions	4,723	7,418
Shares redeemed	(180,936)	(310,729)
Net decrease in shares	(26,419)	(48,101)

48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$81.14	$80.37	$96.58	$86.44	$74.88
Income (loss) from investment operations:
Net investment income (loss)[a]	(.45)	(.47)	(.47)	(.61)	(.55)
Net gain (loss) on investments (realized and unrealized)	.67	4.39	(11.24)	16.61	14.32
Total from investment operations	.22	3.92	(11.71)	16.00	13.77
Less distributions from:
Net realized gains	(2.30)	(3.15)	(4.50)	(5.86)	(2.21)
Total distributions	(2.30)	(3.15)	(4.50)	(5.86)	(2.21)
Net asset value, end of period	$79.06	$81.14	$80.37	$96.58	$86.44

Total Return[b]	0.14%	5.03%	(12.00%)	18.84%	18.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,271	$13,710	$17,447	$23,841	$21,049
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.59%)	(0.57%)	(0.66%)	(0.71%)
Total expenses	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	105%	136%	158%	114%	171%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS	December 31, 2024
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Internet - 57.0%
Alphabet, Inc. — Class A	2,032	$384,658
Amazon.com, Inc.*	1,639	359,580
Meta Platforms, Inc. — Class A	509	298,025
Netflix, Inc.*	248	221,047
Uber Technologies, Inc.*	2,063	124,440
Booking Holdings, Inc.	23	114,274
Airbnb, Inc. — Class A*	739	97,112
DoorDash, Inc. — Class A*	518	86,895
Alibaba Group Holding Ltd. ADR	814	69,019
eBay, Inc.	990	61,331
MercadoLibre, Inc.*	35	59,515
Spotify Technology S.A.*	132	59,054
GoDaddy, Inc. — Class A*	299	59,014
Coupang, Inc.*	2,596	57,060
Reddit, Inc. — Class A*	347	56,714
Expedia Group, Inc.*	302	56,272
JD.com, Inc. ADR	1,608	55,749
Shopify, Inc. — Class A*	518	55,079
Baidu, Inc. ADR*	598	50,417
Trip.com Group Ltd. ADR*	714	49,023
Pinterest, Inc. — Class A*	1,688	48,952
VeriSign, Inc.*	235	48,636
Sea Ltd. ADR*	458	48,594
Zillow Group, Inc. — Class C*	589	43,615
F5, Inc.*	171	43,001
Snap, Inc. — Class A*	3,908	42,089
Bilibili, Inc. ADR*	2,299	41,635
Okta, Inc.*	520	40,976
Chewy, Inc. — Class A*	1,201	40,221
Roku, Inc.*	480	35,683
Match Group, Inc.	1,071	35,032
Wix.com Ltd.*	152	32,612
Etsy, Inc.*	490	25,916
Wayfair, Inc. — Class A*	549	24,332
Lyft, Inc. — Class A*	1,794	23,143
Cargurus, Inc.*	593	21,668
Trump Media & Technology Group Corp.*	598	20,392
IAC, Inc.*	470	20,276
TripAdvisor, Inc.*	1,059	15,641
Ziff Davis, Inc.*	226	12,281
Bumble, Inc. — Class A*	1,366	11,119
Total Internet		3,050,092

Software - 25.5%
Salesforce, Inc.	584	195,249
Adobe, Inc.*	372	165,421
Workday, Inc. — Class A*	354	91,343
Datadog, Inc. — Class A*	527	75,303
Snowflake, Inc. — Class A*	477	73,653
Electronic Arts, Inc.	463	67,737
Cloudflare, Inc. — Class A*	616	66,331
ROBLOX Corp. — Class A*	1,145	66,250
Take-Two Interactive Software, Inc.*	347	63,876
Veeva Systems, Inc. — Class A*	288	60,552
Zoom Communications, Inc. — Class A*	655	53,454
DocuSign, Inc.*	526	47,308
NetEase, Inc. ADR	508	45,319
MongoDB, Inc.*	186	43,303
Twilio, Inc. — Class A*	400	43,232
Akamai Technologies, Inc.*	445	42,564
Nutanix, Inc. — Class A*	673	41,174
Dropbox, Inc. — Class A*	1,142	34,306
Smartsheet, Inc. — Class A*	570	31,937
Box, Inc. — Class A*	743	23,479
ZoomInfo Technologies, Inc. — Class A*	1,938	20,368
DigitalOcean Holdings, Inc.*	433	14,752
Total Software		1,366,911

Telecommunications - 11.4%
Cisco Systems, Inc.	2,839	168,069
Arista Networks, Inc.*	1,105	122,136
Motorola Solutions, Inc.	215	99,379
Telefonaktiebolaget LM Ericsson ADR	5,505	44,370
Nokia Oyj ADR[1]	9,620	42,617
Juniper Networks, Inc.	1,079	40,409
Ciena Corp.*	446	37,825
Extreme Networks, Inc.*	979	16,388
Viavi Solutions, Inc.*	1,591	16,069
Applied Digital Corp.*	1,539	11,758
Viasat, Inc.*	1,334	11,352
Total Telecommunications		610,372

Commercial Services - 2.4%
PayPal Holdings, Inc.*	1,214	103,615
Paylocity Holding Corp.*	118	23,538
Total Commercial Services		127,153

Real Estate - 1.1%
CoStar Group, Inc.*	832	59,563

Entertainment - 0.9%
DraftKings, Inc. — Class A*	1,232	45,830

Computers - 0.5%
Lumentum Holdings, Inc.*	303	25,437

Investment Companies - 0.4%
Core Scientific, Inc.*	1,408	19,782

Healthcare-Services - 0.2%
Teladoc Health, Inc.*	1,490	13,544

Electronics - 0.2%
Applied Optoelectronics, Inc.*	361	13,307

Total Common Stocks
(Cost $1,842,449)		5,331,991

50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$23,628	$23,628
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	18,573	18,573
Total Repurchase Agreements
(Cost $42,201)		42,201

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	30,058	30,058
Total Securities Lending Collateral
(Cost $30,058)		30,058

Total Investments - 101.0%
(Cost $1,914,708)		$5,404,250
Other Assets & Liabilities, net - (1.0)%		(52,438)
Total Net Assets - 100.0%		$5,351,812

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,331,991	$—	$—	$5,331,991
Repurchase Agreements	—	42,201	—	42,201
Securities Lending Collateral	30,058	—	—	30,058
Total Assets	$5,362,049	$42,201	$—	$5,404,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $28,033 of securities loaned (cost $1,872,507)	$5,362,049
Repurchase agreements, at value (cost $42,201)	42,201
Cash	1
Receivables:
Dividends	466
Securities lending income	31
Interest	5
Total assets	5,404,753

Liabilities:
Payable for:
Return of securities lending collateral	30,058
Professional fees	8,277
Management fees	3,906
Transfer agent fees	2,530
Investor service fees	1,149
Fund shares redeemed	1,093
Portfolio accounting and administration fees	483
Trustees’ fees*	50
Miscellaneous	5,395
Total liabilities	52,941
Net assets	$5,351,812

Net assets consist of:
Paid in capital	$1,937,491
Total distributable earnings (loss)	3,414,321
Net assets	$5,351,812
Capital shares outstanding	51,051
Net asset value per share	$104.83

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $984)	$24,384
Interest	2,429
Income from securities lending, net	517
Total investment income	27,330

Expenses:
Management fees	53,063
Investor service fees	15,607
Transfer agent fees	16,239
Professional fees	10,324
Portfolio accounting and administration fees	9,676
Custodian fees	1,054
Trustees’ fees*	905
Miscellaneous	4,613
Total expenses	111,481
Less:
Expenses reimbursed by Adviser	(3,121)
Net expenses	108,360
Net investment loss	(81,030)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,731,832
Net realized gain	1,731,832
Net change in unrealized appreciation (depreciation) on:
Investments	(380,409)
Net change in unrealized appreciation (depreciation)	(380,409)
Net realized and unrealized gain	1,351,423
Net increase in net assets resulting from operations	$1,270,393

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(81,030)	$(98,890)
Net realized gain (loss) on investments	1,731,832	(122,550)
Net change in unrealized appreciation (depreciation) on investments	(380,409)	2,672,544
Net increase in net assets resulting from operations	1,270,393	2,451,104

Capital share transactions:
Proceeds from sale of shares	6,570,504	16,456,245
Cost of shares redeemed	(10,381,910)	(15,439,003)
Net increase (decrease) from capital share transactions	(3,811,406)	1,017,242
Net increase (decrease) in net assets	(2,541,013)	3,468,346

Net assets:
Beginning of year	7,892,825	4,424,479
End of year	$5,351,812	$7,892,825

Capital share activity:
Shares sold	69,526	229,708
Shares redeemed	(111,377)	(213,562)
Net increase (decrease) in shares	(41,851)	16,146

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$84.96	$57.64	$139.50	$164.44	$104.02
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.19)	(1.04)	(1.28)	(2.50)	(1.95)
Net gain (loss) on investments (realized and unrealized)	21.06	28.36	(59.04)	(2.98)	64.22
Total from investment operations	19.87	27.32	(60.32)	(5.48)	62.27
Less distributions from:
Net realized gains	—	—	(21.54)	(19.46)	(1.85)
Total distributions	—	—	(21.54)	(19.46)	(1.85)
Net asset value, end of period	$104.83	$84.96	$57.64	$139.50	$164.44

Total Return[b]	23.39%	47.40%	(44.84%)	(4.66%)	60.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,352	$7,893	$4,424	$9,131	$14,066
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.45%)	(1.55%)	(1.53%)	(1.54%)
Total expenses	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	113%	240%	58%	139%	243%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Retail - 20.1%
McDonald’s Corp.	602	$174,514
Starbucks Corp.	1,301	118,716
Chipotle Mexican Grill, Inc. — Class A*	1,731	104,379
Yum! Brands, Inc.	552	74,056
Darden Restaurants, Inc.	329	61,421
Restaurant Brands International, Inc.	684	44,583
Yum China Holdings, Inc.	918	44,220
Domino’s Pizza, Inc.	102	42,816
Texas Roadhouse, Inc. — Class A	230	41,499
Cava Group, Inc.*	320	36,096
Dutch Bros, Inc. — Class A*	642	33,628
Brinker International, Inc.*	227	30,030
Shake Shack, Inc. — Class A*	216	28,037
Wingstop, Inc.	89	25,294
Sweetgreen, Inc. — Class A*	651	20,871
Wendy’s Co.	1,217	19,837
Cheesecake Factory, Inc.	372	17,648
Papa John’s International, Inc.	321	13,183
Dave & Buster’s Entertainment, Inc.*	425	12,406
Bloomin’ Brands, Inc.	954	11,648
Cracker Barrel Old Country Store, Inc.	213	11,259
Jack in the Box, Inc.	208	8,661
Total Retail		974,802

Internet - 17.8%
Netflix, Inc.*	263	234,417
Booking Holdings, Inc.	28	139,116
Airbnb, Inc. — Class A*	783	102,894
DoorDash, Inc. — Class A*	549	92,095
Spotify Technology S.A.*	148	66,212
Expedia Group, Inc.*	319	59,439
Trip.com Group Ltd. ADR*	757	51,976
Sea Ltd. ADR*	488	51,777
Roku, Inc.*	508	37,765
MakeMyTrip Ltd.*	251	28,182
Total Internet		863,873

Media - 14.7%
Walt Disney Co.	1,536	171,034
Comcast Corp. — Class A	3,749	140,700
Charter Communications, Inc. — Class A*	197	67,526
Fox Corp. — Class A	1,112	54,021
Warner Bros Discovery, Inc.*	4,808	50,820
News Corp. — Class A	1,734	47,754
Liberty Broadband Corp. — Class C*	484	36,184
Endeavor Group Holdings, Inc. — Class A1	1,093	34,200
New York Times Co. — Class A	647	33,676
Paramount Global — Class B1	2,732	28,577
Nexstar Media Group, Inc. — Class A	162	25,591
Sirius XM Holdings, Inc.	1,089	24,829
Total Media		714,912

Entertainment - 10.5%
Flutter Entertainment plc*	304	78,569
TKO Group Holdings, Inc.*	390	55,423
Live Nation Entertainment, Inc.*	414	53,613
DraftKings, Inc. — Class A*	1,306	48,583
Warner Music Group Corp. — Class A	1,484	46,004
Light & Wonder, Inc. — Class A*	375	32,392
Churchill Downs, Inc.	231	30,848
Vail Resorts, Inc.	157	29,430
Caesars Entertainment, Inc.*	875	29,242
Six Flags Entertainment Corp.	526	25,348
Red Rock Resorts, Inc. — Class A	511	23,629
Cinemark Holdings, Inc.*	708	21,934
Penn Entertainment, Inc.*	1,042	20,652
United Parks & Resorts, Inc.*	269	15,115
Total Entertainment		510,782

Lodging - 8.8%
Marriott International, Inc. — Class A	337	94,003
Hilton Worldwide Holdings, Inc.	372	91,944
Las Vegas Sands Corp.	979	50,281
Hyatt Hotels Corp. — Class A	288	45,210
Wyndham Hotels & Resorts, Inc.	328	33,059
Wynn Resorts Ltd.	375	32,310
MGM Resorts International*	927	32,121
Boyd Gaming Corp.	350	25,389
Choice Hotels International, Inc.[1]	155	22,007
Total Lodging		426,324

Leisure Time - 7.8%
Royal Caribbean Cruises Ltd.	381	87,893
Carnival Corp.*	2,487	61,976
Planet Fitness, Inc. — Class A*	434	42,909
Viking Holdings Ltd.*	932	41,064
Norwegian Cruise Line Holdings Ltd.*	1,560	40,139
Brunswick Corp.	362	23,414
Harley-Davidson, Inc.	722	21,754
Peloton Interactive, Inc. — Class A*	2,418	21,037
YETI Holdings, Inc.*	532	20,487
Polaris, Inc.	351	20,225
Total Leisure Time		380,898

Agriculture - 6.6%
Philip Morris International, Inc.	1,348	162,232
Altria Group, Inc.	2,151	112,475
British American Tobacco plc ADR	1,256	45,618
Total Agriculture		320,325

Software - 5.3%
Electronic Arts, Inc.	490	71,687
ROBLOX Corp. — Class A*	1,214	70,242
Take-Two Interactive Software, Inc.*	367	67,557
NetEase, Inc. ADR	523	46,657
Total Software		256,143

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
LEISURE FUND

	Shares	Value
Beverages - 4.9%
Constellation Brands, Inc. — Class A	311	$68,731
Brown-Forman Corp. — Class B	1,227	46,601
Diageo plc ADR	328	41,699
Anheuser-Busch InBev S.A. ADR	827	41,408
Molson Coors Beverage Co. — Class B	672	38,519
Total Beverages		236,958

Toys, Games & Hobbies - 1.2%
Hasbro, Inc.	552	30,862
Mattel, Inc.*	1,615	28,634
Total Toys, Games & Hobbies		59,496

Food Service - 0.8%
Aramark	989	36,900

Telecommunications - 0.5%
EchoStar Corp. — Class A*	1,217	27,869

Food - 0.2%
Krispy Kreme, Inc.	1,088	10,804

Total Common Stocks
(Cost $2,489,059)		4,820,086

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$32,379	32,379
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	25,451	25,451
Total Repurchase Agreements
(Cost $57,830)		57,830

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	47,976	47,976
Total Securities Lending Collateral
(Cost $47,976)		47,976

Total Investments - 101.4%
(Cost $2,594,865)		$4,925,892
Other Assets & Liabilities, net - (1.4)%		(66,666)
Total Net Assets - 100.0%		$4,859,226

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,820,086	$—	$—	$4,820,086
Repurchase Agreements	—	57,830	—	57,830
Securities Lending Collateral	47,976	—	—	47,976
Total Assets	$4,868,062	$57,830	$—	$4,925,892

56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $46,914 of securities loaned (cost $2,537,035)	$4,868,062
Repurchase agreements, at value (cost $57,830)	57,830
Receivables:
Dividends	10,537
Securities lending income	216
Interest	7
Total assets	4,936,652

Liabilities:
Payable for:
Return of securities lending collateral	47,976
Professional fees	10,902
Management fees	5,130
Printing fees	2,889
Transfer agent fees	2,784
Investor service fees	1,509
Fund shares redeemed	1,039
Portfolio accounting and administration fees	633
Trustees’ fees*	68
Miscellaneous	4,496
Total liabilities	77,426
Net assets	$4,859,226

Net assets consist of:
Paid in capital	$3,351,885
Total distributable earnings (loss)	1,507,341
Net assets	$4,859,226
Capital shares outstanding	38,599
Net asset value per share	$125.89

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $341)	$73,327
Interest	1,681
Income from securities lending, net	4,216
Total investment income	79,224

Expenses:
Management fees	41,718
Investor service fees	12,270
Transfer agent fees	12,103
Portfolio accounting and administration fees	7,607
Professional fees	11,999
Custodian fees	848
Trustees’ fees*	556
Line of credit fees	16
Miscellaneous	961
Total expenses	88,078
Less:
Expenses reimbursed by Adviser	(2,454)
Net expenses	85,624
Net investment loss	(6,400)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	414,550
Net realized gain	414,550
Net change in unrealized appreciation (depreciation) on:
Investments	182,301
Net change in unrealized appreciation (depreciation)	182,301
Net realized and unrealized gain	596,851
Net increase in net assets resulting from operations	$590,451

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,400)	$1,488
Net realized gain (loss) on investments	414,550	(391,440)
Net change in unrealized appreciation (depreciation) on investments	182,301	795,680
Net increase in net assets resulting from operations	590,451	405,728

Distributions to shareholders	(2,061)	—

Capital share transactions:
Proceeds from sale of shares	10,073,625	20,564,088
Distributions reinvested	2,061	—
Cost of shares redeemed	(10,744,803)	(19,766,173)
Net increase (decrease) from capital share transactions	(669,117)	797,915
Net increase (decrease) in net assets	(80,727)	1,203,643

Net assets:
Beginning of year	4,939,953	3,736,310
End of year	$4,859,226	$4,939,953

Capital share activity:
Shares sold	85,066	200,587
Shares issued from reinvestment of distributions	19	—
Shares redeemed	(92,171)	(197,228)
Net increase (decrease) in shares	(7,086)	3,359

58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$108.13	$88.27	$121.87	$122.53	$106.03
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	.02	(.44)	(1.02)	(.56)
Net gain (loss) on investments (realized and unrealized)	17.98	19.84	(33.16)	2.25	21.48
Total from investment operations	17.83	19.86	(33.60)	1.23	20.92
Less distributions from:
Net investment income	(.07)	—	—	—	—
Net realized gains	—	—	—	(1.89)	(4.42)
Total distributions	(.07)	—	—	(1.89)	(4.42)
Net asset value, end of period	$125.89	$108.13	$88.27	$121.87	$122.53

Total Return[b]	16.50%	22.50%	(27.57%)	0.92%	21.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,859	$4,940	$3,736	$6,104	$10,822
Ratios to average net assets:
Net investment income (loss)	(0.13%)	0.02%	(0.45%)	(0.78%)	(0.56%)
Total expenses	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	231%	351%	103%	194%	257%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS	December 31, 2024
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Mining - 99.2%
Freeport-McMoRan, Inc.	38,750	$1,475,600
Newmont Corp.	34,232	1,274,115
Agnico Eagle Mines Ltd.	16,014	1,252,455
Barrick Gold Corp.	66,550	1,031,525
Wheaton Precious Metals Corp.	18,194	1,023,231
Franco-Nevada Corp.	6,213	730,587
Kinross Gold Corp.	73,528	681,605
Anglogold Ashanti plc	28,847	665,789
Gold Fields Ltd. ADR	50,128	661,690
Royal Gold, Inc.	4,384	578,030
Alamos Gold, Inc. — Class A	30,683	565,794
Pan American Silver Corp.	26,589	537,630
Osisko Gold Royalties Ltd.	20,551	371,973
Eldorado Gold Corp.*	23,407	348,062
Hecla Mining Co.	69,453	341,014
IAMGOLD Corp.*	65,849	339,781
Harmony Gold Mining Company Ltd. ADR	37,186	305,297
Equinox Gold Corp.*	57,941	290,864
Coeur Mining, Inc.*	48,491	277,368
Sandstorm Gold Ltd.	47,338	264,146
First Majestic Silver Corp.	46,134	253,276
B2Gold Corp.	102,525	250,161
SSR Mining, Inc.*	33,971	236,438
MAG Silver Corp.*	17,183	233,689
Sibanye Stillwater Ltd. ADR*,1	69,466	229,238
Fortuna Mining Corp.*	53,112	227,850
Centerra Gold, Inc.	39,857	226,786
SilverCrest Metals, Inc.*	24,625	224,087
New Gold, Inc.*	82,066	203,524
Endeavour Silver Corp.*,1	53,382	195,378
Seabridge Gold, Inc.*	15,797	180,244
Novagold Resources, Inc.*	48,568	161,731
Gatos Silver, Inc.*	11,463	160,253
Silvercorp Metals, Inc.	44,980	134,940
McEwen Mining, Inc.*	15,266	118,769
Total Mining		16,052,920

Total Common Stocks
(Cost $6,577,771)		16,052,920

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$107,415	107,415
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	84,433	84,433
Total Repurchase Agreements
(Cost $191,848)		191,848

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	180,654	180,654
Total Securities Lending Collateral
(Cost $180,654)		180,654

Total Investments - 101.5%
(Cost $6,950,273)		$16,425,422
Other Assets & Liabilities, net - (1.5)%		(247,012)
Total Net Assets - 100.0%		$16,178,410

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,052,920	$—	$—	$16,052,920
Repurchase Agreements	—	191,848	—	191,848
Securities Lending Collateral	180,654	—	—	180,654
Total Assets	$16,233,574	$191,848	$—	$16,425,422

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $174,502 of securities loaned (cost $6,758,425)	$16,233,574
Repurchase agreements, at value (cost $191,848)	191,848
Receivables:
Fund shares sold	7,918
Foreign tax reclaims	957
Dividends	789
Securities lending income	48
Interest	24
Total assets	16,435,158

Liabilities:
Payable for:
Return of securities lending collateral	180,654
Management fees	12,707
Transfer agent fees	9,459
Investor service fees	4,236
Portfolio accounting and administration fees	1,779
Fund shares redeemed	1,630
Trustees’ fees*	170
Miscellaneous	46,113
Total liabilities	256,748
Net assets	$16,178,410

Net assets consist of:
Paid in capital	$29,041,806
Total distributable earnings (loss)	(12,863,396)
Net assets	$16,178,410
Capital shares outstanding	401,890
Net asset value per share	$40.26

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $31,046)	$242,142
Interest	7,857
Income from securities lending, net	1,103
Total investment income	251,102

Expenses:
Management fees	160,640
Investor service fees	53,547
Transfer agent fees	53,047
Professional fees	33,607
Portfolio accounting and administration fees	33,198
Custodian fees	3,099
Trustees’ fees*	2,574
Line of credit fees	695
Miscellaneous	21,132
Total expenses	361,539
Less:
Expenses reimbursed by Adviser	(10,709)
Net expenses	350,830
Net investment loss	(99,728)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	294,842
Net realized gain	294,842
Net change in unrealized appreciation (depreciation) on:
Investments	453,930
Net change in unrealized appreciation (depreciation)	453,930
Net realized and unrealized gain	748,772
Net increase in net assets resulting from operations	$649,044

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(99,728)	$(23,413)
Net realized gain (loss) on investments	294,842	(140,443)
Net change in unrealized appreciation (depreciation) on investments	453,930	395,968
Net increase in net assets resulting from operations	649,044	232,112

Distributions to shareholders	(292,332)	(57,952)

Capital share transactions:
Proceeds from sale of shares	421,796,083	99,708,329
Distributions reinvested	292,332	57,952
Cost of shares redeemed	(439,012,518)	(92,171,995)
Net increase (decrease) from capital share transactions	(16,924,103)	7,594,286
Net increase (decrease) in net assets	(16,567,391)	7,768,446

Net assets:
Beginning of year	32,745,801	24,977,355
End of year	$16,178,410	$32,745,801

Capital share activity:
Shares sold	9,997,315	2,678,706
Shares issued from reinvestment of distributions	6,521	1,496
Shares redeemed	(10,469,375)	(2,497,500)
Net increase (decrease) in shares	(465,539)	182,702

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$37.75	$36.48	$41.25	$47.27	$36.75
Income (loss) from investment operations:
Net investment income (loss)[a]	(.19)	(.04)	.05	.06	(.37)
Net gain (loss) on investments (realized and unrealized)	3.33	1.43	(4.64)	(4.40)	13.03
Total from investment operations	3.14	1.39	(4.59)	(4.34)	12.66
Less distributions from:
Net investment income	(.63)	(.12)	(.18)	(1.68)	(2.14)
Total distributions	(.63)	(.12)	(.18)	(1.68)	(2.14)
Net asset value, end of period	$40.26	$37.75	$36.48	$41.25	$47.27

Total Return[b]	8.12%	3.83%	(11.08%)	(9.19%)	34.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,178	$32,746	$24,977	$21,158	$23,246
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.12%)	0.13%	0.13%	(0.88%)
Total expenses	1.69%	1.70%	1.67%	1.59%	1.72%
Net expenses[c]	1.64%	1.68%	1.67%	1.59%	1.72%
Portfolio turnover rate	2,009%	427%	188%	133%	163%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 91.0%

REITs-Diversified - 21.6%
Equinix, Inc.	133	$125,404
American Tower Corp. — Class A	655	120,134
Digital Realty Trust, Inc.	571	101,255
Crown Castle, Inc.	892	80,958
VICI Properties, Inc.	2,445	71,419
SBA Communications Corp.	298	60,732
Weyerhaeuser Co.	2,075	58,411
Gaming and Leisure Properties, Inc.	976	47,004
WP Carey, Inc.	825	44,946
Lamar Advertising Co. — Class A	339	41,270
EPR Properties	546	24,177
PotlatchDeltic Corp.	569	22,333
Broadstone Net Lease, Inc.	1,397	22,156
Outfront Media, Inc.	1,241	22,015
Uniti Group, Inc.	2,644	14,542
Total REITs-Diversified		856,756

REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	332	73,030
Equity Residential	941	67,526
Invitation Homes, Inc.	1,762	56,331
Mid-America Apartment Communities, Inc.	360	55,645
UDR, Inc.	1,140	49,487
American Homes 4 Rent — Class A	1,225	45,840
Camden Property Trust	394	45,720
Essex Property Trust, Inc.	158	45,100
Independence Realty Trust, Inc.	1,360	26,982
Total REITs-Apartments		465,661

REITs-Health Care - 11.7%
Welltower, Inc.	929	117,082
Ventas, Inc.	1,117	65,780
Alexandria Real Estate Equities, Inc.	550	53,653
Healthpeak Properties, Inc.	2,442	49,499
Omega Healthcare Investors, Inc.	1,114	42,165
Healthcare Realty Trust, Inc.	1,904	32,273
CareTrust REIT, Inc.	1,078	29,160
American Healthcare REIT, Inc.	988	28,079
Sabra Health Care REIT, Inc.	1,544	26,742
Medical Properties Trust, Inc.	4,915	19,414
Total REITs-Health Care		463,847

REITs-Warehouse/Industries - 8.9%
Prologis, Inc.	1,222	129,165
Rexford Industrial Realty, Inc.	993	38,389
EastGroup Properties, Inc.	227	36,431
First Industrial Realty Trust, Inc.	677	33,938
STAG Industrial, Inc.	973	32,907
Americold Realty Trust, Inc.	1,502	32,143
Terreno Realty Corp.	527	31,167
LXP Industrial Trust	2,406	19,537
Total REITs-Warehouse/Industries		353,677

REITs-Shopping Centers - 7.9%
Kimco Realty Corp.	2,190	51,312
Regency Centers Corp.	663	49,016
Federal Realty Investment Trust	364	40,750
Brixmor Property Group, Inc.	1,367	38,057
Kite Realty Group Trust	1,210	30,540
Phillips Edison & Company, Inc.	784	29,369
Acadia Realty Trust	917	22,155
Urban Edge Properties	999	21,479
Retail Opportunity Investments Corp.	1,137	19,738
SITE Centers Corp.	754	11,529
Total REITs-Shopping Centers		313,945

REITs-Storage - 7.6%
Public Storage	298	89,233
Extra Space Storage, Inc.	489	73,154
Iron Mountain, Inc.	680	71,475
CubeSmart	936	40,108
National Storage Affiliates Trust	678	25,703
Total REITs-Storage		299,673

REITs-Office Property - 6.0%
BXP, Inc.	569	42,311
Vornado Realty Trust	849	35,692
Cousins Properties, Inc.	943	28,894
SL Green Realty Corp.	424	28,798
Kilroy Realty Corp.	707	28,598
COPT Defense Properties	788	24,389
Highwoods Properties, Inc.	780	23,852
Douglas Emmett, Inc.	1,229	22,810
Equity Commonwealth*	2,151	3,807
Total REITs-Office Property		239,151

REITs-Single Tenant - 4.9%
Realty Income Corp.	1,684	89,943
NNN REIT, Inc.	885	36,152
Agree Realty Corp.	498	35,084
Essential Properties Realty Trust, Inc.	979	30,623
Total REITs-Single Tenant		191,802

REITs-Hotels - 4.4%
Host Hotels & Resorts, Inc.	2,565	44,939
Ryman Hospitality Properties, Inc.	280	29,215
Apple Hospitality REIT, Inc.	1,544	23,700
Park Hotels & Resorts, Inc.	1,486	20,908
Sunstone Hotel Investors, Inc.	1,707	20,211
DiamondRock Hospitality Co.	1,929	17,419
Pebblebrook Hotel Trust	1,203	16,301
Total REITs-Hotels		172,693

REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	558	96,093
Macerich Co.	1,384	27,569
Tanger, Inc.	739	25,222
Total REITs-Regional Malls		148,884

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
REAL ESTATE FUND

	Shares	Value
REITs-Manufactured Homes - 2.5%
Sun Communities, Inc.	424	$52,139
Equity LifeStyle Properties, Inc.	675	44,955
Total REITs-Manufactured Homes		97,094

Total REITs		3,603,183

Real Estate - 6.8%
Real Estate Management/Services - 6.8%
CBRE Group, Inc. — Class A*	616	80,875
CoStar Group, Inc.*	969	69,371
Jones Lang LaSalle, Inc.*	129	32,655
Compass, Inc. — Class A*	3,664	21,434
Cushman & Wakefield plc*	1,626	21,268
Newmark Group, Inc. — Class A	1,622	20,778
eXp World Holdings, Inc.	1,042	11,993
Redfin Corp.*	1,518	11,947
Total Real Estate Management/Services		270,321

Total Real Estate		270,321

Internet - 1.5%
E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	685	50,724
Opendoor Technologies, Inc.*	4,301	6,882
Total E-Commerce/Services		57,606

Total Internet		57,606

Total Common Stocks
(Cost $1,656,084)		3,931,110

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$15,917	15,917
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	12,511	12,511
Total Repurchase Agreements
(Cost $28,428)		28,428

Total Investments - 100.0%
(Cost $1,684,512)		$3,959,538
Other Assets & Liabilities, net - 0.0%		70
Total Net Assets - 100.0%		$3,959,608

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,931,110	$—	$—	$3,931,110
Repurchase Agreements	—	28,428	—	28,428
Total Assets	$3,931,110	$28,428	$—	$3,959,538

66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $1,656,084)	$3,931,110
Repurchase agreements, at value (cost $28,428)	28,428
Receivables:
Dividends	16,977
Securities lending income	17
Interest	3
Total assets	3,976,535

Liabilities:
Payable for:
Professional fees	6,127
Management fees	2,883
Transfer agent fees	2,069
Printing fees	1,624
Investor service fees	848
Fund shares redeemed	395
Portfolio accounting and administration fees	356
Trustees’ fees*	38
Miscellaneous	2,587
Total liabilities	16,927
Net assets	$3,959,608

Net assets consist of:
Paid in capital	$2,378,271
Total distributable earnings (loss)	1,581,337
Net assets	$3,959,608
Capital shares outstanding	105,042
Net asset value per share	$37.70

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$143,064
Interest	1,564
Income from securities lending, net	319
Total investment income	144,947

Expenses:
Management fees	40,437
Investor service fees	11,893
Transfer agent fees	11,679
Portfolio accounting and administration fees	7,374
Professional fees	7,240
Custodian fees	828
Trustees’ fees*	543
Miscellaneous	5,027
Total expenses	85,021
Less:
Expenses reimbursed by Adviser	(2,379)
Net expenses	82,642
Net investment income	62,305

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	276,725
Net realized gain	276,725
Net change in unrealized appreciation (depreciation) on:
Investments	(219,360)
Net change in unrealized appreciation (depreciation)	(219,360)
Net realized and unrealized gain	57,365
Net increase in net assets resulting from operations	$119,670

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$62,305	$66,687
Net realized gain on investments	276,725	14,694
Net change in unrealized appreciation (depreciation) on investments	(219,360)	263,752
Net increase in net assets resulting from operations	119,670	345,133

Distributions to shareholders	(57,969)	(252,805)

Capital share transactions:
Proceeds from sale of shares	16,147,869	5,951,867
Distributions reinvested	57,969	252,805
Cost of shares redeemed	(17,043,501)	(6,333,619)
Net decrease from capital share transactions	(837,663)	(128,947)
Net decrease in net assets	(775,962)	(36,619)

Net assets:
Beginning of year	4,735,570	4,772,189
End of year	$3,959,608	$4,735,570

Capital share activity:
Shares sold	431,924	169,632
Shares issued from reinvestment of distributions	1,571	7,200
Shares redeemed	(458,695)	(184,063)
Net decrease in shares	(25,200)	(7,231)

68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$36.36	$34.71	$51.05	$38.31	$43.46
Income (loss) from investment operations:
Net investment income (loss)[a]	.48	.50	.38	.31	.28
Net gain (loss) on investments (realized and unrealized)	1.35	3.02	(14.10)	12.70	(3.19)
Total from investment operations	1.83	3.52	(13.72)	13.01	(2.91)
Less distributions from:
Net investment income	(.49)	(.47)	(.41)	(.27)	(1.16)
Net realized gains	—	(1.40)	(2.21)	—	(1.08)
Total distributions	(.49)	(1.87)	(2.62)	(.27)	(2.24)
Net asset value, end of period	$37.70	$36.36	$34.71	$51.05	$38.31

Total Return[b]	5.03%	10.32%	(27.40%)	34.07%	(5.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,960	$4,736	$4,772	$14,706	$6,518
Ratios to average net assets:
Net investment income (loss)	1.31%	1.45%	0.90%	0.69%	0.76%
Total expenses	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	343%	125%	134%	136%	173%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS	December 31, 2024
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Retail - 70.7%
Walmart, Inc.	1,350	$121,973
Home Depot, Inc.	268	104,249
Lowe’s Companies, Inc.	421	103,903
Costco Wholesale Corp.	113	103,539
TJX Companies, Inc.	852	102,930
Carvana Co.*	399	81,141
O’Reilly Automotive, Inc.*	61	72,334
Target Corp.	519	70,158
Ross Stores, Inc.	413	62,475
AutoZone, Inc.*	15	48,030
Tractor Supply Co.	871	46,215
Williams-Sonoma, Inc.	229	42,406
Ulta Beauty, Inc.*	94	40,883
Dick’s Sporting Goods, Inc.	172	39,360
Burlington Stores, Inc.*	134	38,198
Best Buy Company, Inc.	426	36,551
Dollar General Corp.	481	36,469
Genuine Parts Co.	310	36,196
Dollar Tree, Inc.*	482	36,121
GameStop Corp. — Class A*	1,052	32,970
CarMax, Inc.*	380	31,069
BJ’s Wholesale Club Holdings, Inc.*	329	29,396
Floor & Decor Holdings, Inc. — Class A*	275	27,418
Bath & Body Works, Inc.	681	26,402
Abercrombie & Fitch Co. — Class A*	175	26,157
Lithia Motors, Inc. — Class A	72	25,735
Ollie’s Bargain Outlet Holdings, Inc.*	213	23,372
Walgreens Boots Alliance, Inc.	2,412	22,504
Five Below, Inc.*	210	22,042
RH*	56	22,041
AutoNation, Inc.*	125	21,230
Boot Barn Holdings, Inc.*	128	19,433
Macy’s, Inc.	1,141	19,317
Gap, Inc.	779	18,408
Murphy USA, Inc.	33	16,558
Advance Auto Parts, Inc.	339	16,031
Signet Jewelers Ltd.	198	15,981
Nordstrom, Inc.	641	15,480
Victoria’s Secret & Co.*	367	15,201
American Eagle Outfitters, Inc.	910	15,170
Foot Locker, Inc.*	598	13,012
Kohl’s Corp.	649	9,112
Urban Outfitters, Inc.*	165	9,055
Academy Sports & Outdoors, Inc.	157	9,032
National Vision Holdings, Inc.*	737	7,680
ODP Corp.*	287	6,526
Total Retail		1,739,463

Internet - 24.9%
Amazon.com, Inc.*	1,100	241,329
PDD Holdings, Inc. ADR*	717	69,542
MercadoLibre, Inc.*	31	52,714
Alibaba Group Holding Ltd. ADR	617	52,315
Coupang, Inc.*	2,032	44,663
JD.com, Inc. ADR	1,231	42,679
eBay, Inc.	619	38,347
Chewy, Inc. — Class A*	940	31,481
Etsy, Inc.*	383	20,257
Wayfair, Inc. — Class A*	429	19,013
Total Internet		612,340

Distribution & Wholesale - 2.1%
Pool Corp.	91	31,026
LKQ Corp.	587	21,572
Total Distribution & Wholesale		52,598

Software - 1.4%
Global-e Online Ltd*	624	34,026

Commercial Services - 0.8%
Valvoline, Inc.*	516	18,669

Total Common Stocks
(Cost $1,077,823)		2,457,096

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$7,005	7,005
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	5,507	5,507
Total Repurchase Agreements
(Cost $12,512)		12,512

Total Investments - 100.4%
(Cost $1,090,335)		$2,469,608
Other Assets & Liabilities, net - (0.4)%		(10,306)
Total Net Assets - 100.0%		$2,459,302

70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,457,096	$—	$—	$2,457,096
Repurchase Agreements	—	12,512	—	12,512
Total Assets	$2,457,096	$12,512	$—	$2,469,608

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $1,077,823)	$2,457,096
Repurchase agreements, at value (cost $12,512)	12,512
Receivables:
Dividends	1,205
Securities lending income	2
Interest	1
Total assets	2,470,816

Liabilities:
Payable for:
Professional fees	3,797
Management fees	1,795
Fund shares redeemed	1,523
Transfer agent fees	1,115
Printing fees	1,006
Investor service fees	528
Portfolio accounting and administration fees	222
Trustees’ fees*	23
Miscellaneous	1,505
Total liabilities	11,514
Net assets	$2,459,302

Net assets consist of:
Paid in capital	$1,229,108
Total distributable earnings (loss)	1,230,194
Net assets	$2,459,302
Capital shares outstanding	18,820
Net asset value per share	$130.67

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $67)	$33,590
Interest	1,128
Income from securities lending, net	191
Total investment income	34,909

Expenses:
Management fees	25,119
Investor service fees	7,388
Transfer agent fees	7,472
Portfolio accounting and administration fees	4,580
Professional fees	4,527
Custodian fees	592
Trustees’ fees*	380
Line of credit fees	13
Miscellaneous	2,695
Total expenses	52,766
Less:
Expenses reimbursed by Adviser	(1,478)
Net expenses	51,288
Net investment loss	(16,379)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	802,117
Net realized gain	802,117
Net change in unrealized appreciation (depreciation) on:
Investments	(251,591)
Net change in unrealized appreciation (depreciation)	(251,591)
Net realized and unrealized gain	550,526
Net increase in net assets resulting from operations	$534,147

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(16,379)	$(14,240)
Net realized gain on investments	802,117	224,382
Net change in unrealized appreciation (depreciation) on investments	(251,591)	289,087
Net increase in net assets resulting from operations	534,147	499,229

Capital share transactions:
Proceeds from sale of shares	8,149,757	6,884,256
Cost of shares redeemed	(9,240,685)	(7,587,763)
Net decrease from capital share transactions	(1,090,928)	(703,507)
Net decrease in net assets	(556,781)	(204,278)

Net assets:
Beginning of year	3,016,083	3,220,361
End of year	$2,459,302	$3,016,083

Capital share activity:
Shares sold	68,942	66,725
Shares redeemed	(77,033)	(73,303)
Net decrease in shares	(8,091)	(6,578)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$112.08	$96.16	$134.27	$128.69	$89.57
Income (loss) from investment operations:
Net investment income (loss)[a]	(.67)	(.40)	(.71)	(1.27)	(.95)
Net gain (loss) on investments (realized and unrealized)	19.26	16.32	(34.86)	16.53	40.07
Total from investment operations	18.59	15.92	(35.57)	15.26	39.12
Less distributions from:
Net realized gains	—	—	(2.54)	(9.68)	—
Total distributions	—	—	(2.54)	(9.68)	—
Net asset value, end of period	$130.67	$112.08	$96.16	$134.27	$128.69

Total Return[b]	16.59%	16.56%	(26.52%)	11.75%	43.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,459	$3,016	$3,220	$6,622	$7,196
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.39%)	(0.68%)	(0.92%)	(0.91%)
Total expenses	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	273%	212%	193%	375%	250%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

74 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Software - 30.5%
Microsoft Corp.	2,815	$1,186,523
Salesforce, Inc.	1,122	375,118
Oracle Corp.	2,155	359,109
Adobe, Inc.*	711	316,168
ServiceNow, Inc.*	293	310,615
Palantir Technologies, Inc. — Class A*	3,784	286,184
Intuit, Inc.	451	283,454
AppLovin Corp. — Class A*	638	206,604
Cadence Design Systems, Inc.*	658	197,703
Synopsys, Inc.*	384	186,378
Workday, Inc. — Class A*	675	174,170
Autodesk, Inc.*	583	172,317
Roper Technologies, Inc.	305	158,554
MicroStrategy, Inc. — Class A*	523	151,471
Datadog, Inc. — Class A*	1,012	144,605
Atlassian Corp. — Class A*	580	141,160
Snowflake, Inc. — Class A*	912	140,822
Electronic Arts, Inc.	883	129,183
NetEase, Inc. ADR	1,439	128,373
Cloudflare, Inc. — Class A*	1,185	127,601
ROBLOX Corp. — Class A*	2,198	127,176
HubSpot, Inc.*	177	123,328
Take-Two Interactive Software, Inc.*	663	122,045
ANSYS, Inc.*	355	119,752
Zoom Communications, Inc. — Class A*	1,262	102,992
Samsara, Inc. — Class A*	2,266	99,002
PTC, Inc.*	523	96,164
Monday.com Ltd.*	391	92,057
DocuSign, Inc.*	1,012	91,019
Dynatrace, Inc.*	1,572	85,438
MongoDB, Inc.*	358	83,346
Twilio, Inc. — Class A*	766	82,789
Akamai Technologies, Inc.*	856	81,876
Guidewire Software, Inc.*	470	79,233
Nutanix, Inc. — Class A*	1,291	78,983
Manhattan Associates, Inc.*	281	75,937
Dropbox, Inc. — Class A*	2,191	65,818
Confluent, Inc. — Class A*	2,119	59,247
Gitlab, Inc. — Class A*	1,028	57,928
Unity Software, Inc.*	2,363	53,097
ZoomInfo Technologies, Inc. — Class A*	3,715	39,045
Total Software		6,992,384

Semiconductors - 27.7%
NVIDIA Corp.	9,113	1,223,785
Broadcom, Inc.	3,583	830,683
Advanced Micro Devices, Inc.*	2,479	299,438
Texas Instruments, Inc.	1,541	288,953
QUALCOMM, Inc.	1,878	288,498
Applied Materials, Inc.	1,559	253,540
Analog Devices, Inc.	1,052	223,508
Marvell Technology, Inc.	1,997	220,569
Lam Research Corp.	2,918	210,767
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,031	203,612
KLA Corp.	322	202,899
Micron Technology, Inc.	2,369	199,375
NXP Semiconductor N.V.	935	194,340
Intel Corp.*	9,632	193,122
ASML Holding N.V. — Class G	268	185,745
ARM Holdings plc ADR*	1,117	137,793
STMicroelectronics N.V. — Class Y1	5,287	132,016
Microchip Technology, Inc.	2,066	118,485
Monolithic Power Systems, Inc.	195	115,382
ON Semiconductor Corp.*	1,787	112,670
Teradyne, Inc.	816	102,751
Astera Labs, Inc.*	692	91,655
Skyworks Solutions, Inc.	950	84,246
Entegris, Inc.	823	81,526
Lattice Semiconductor Corp.*	1,035	58,633
Qorvo, Inc.*	823	57,552
MKS Instruments, Inc.	535	55,849
Cirrus Logic, Inc.*	487	48,496
Rambus, Inc.*	902	47,680
GLOBALFOUNDRIES, Inc.*	1,076	46,171
Axcelis Technologies, Inc.*	391	27,319
Impinj, Inc.*	153	22,225
Total Semiconductors		6,359,283

Computers - 16.3%
Apple, Inc.	5,440	1,362,285
International Business Machines Corp.	1,384	304,245
Crowdstrike Holdings, Inc. — Class A*	572	195,716
Dell Technologies, Inc. — Class C	1,579	181,964
Fortinet, Inc.*	1,773	167,513
Accenture plc — Class A	434	152,677
Check Point Software Technologies Ltd.*	737	137,598
Infosys Ltd. ADR	6,120	134,150
Cognizant Technology Solutions Corp. — Class A	1,737	133,575
HP, Inc.	3,662	119,491
Hewlett Packard Enterprise Co.	5,347	114,158
NetApp, Inc.	897	104,124
CyberArk Software Ltd.*	300	99,945
Pure Storage, Inc. — Class A*	1,560	95,831
Western Digital Corp.*	1,574	93,858
Seagate Technology Holdings plc	1,022	88,209
Zscaler, Inc.*	480	86,597
Super Micro Computer, Inc.*	2,551	77,754
Lumentum Holdings, Inc.*	583	48,943
Varonis Systems, Inc.*	1,043	46,340
Total Computers		3,744,973

Internet - 14.9%
Alphabet, Inc. — Class A	5,569	1,054,212
Meta Platforms, Inc. — Class A	1,401	820,299
Palo Alto Networks, Inc.*	1,255	228,360
Shopify, Inc. — Class A*	1,291	137,272
Baidu, Inc. ADR*	1,603	135,149
Sea Ltd. ADR*	1,225	129,972

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
TECHNOLOGY FUND

	Shares	Value
GoDaddy, Inc. — Class A*	573	$113,093
Reddit, Inc. — Class A*	663	108,361
CDW Corp.	609	105,990
Pinterest, Inc. — Class A*	3,241	93,989
VeriSign, Inc.*	451	93,339
F5, Inc.*	329	82,734
Gen Digital, Inc.	2,952	80,826
Snap, Inc. — Class A*	7,504	80,818
Okta, Inc.*	1,000	78,800
Match Group, Inc.	2,057	67,284
Total Internet		3,410,498

Telecommunications - 4.6%
Cisco Systems, Inc.	5,442	322,167
Arista Networks, Inc.*	2,119	234,213
Motorola Solutions, Inc.	412	190,439
Credo Technology Group Holding Ltd.*	2,011	135,159
Corning, Inc.	2,787	132,438
InterDigital, Inc.	182	35,257
Total Telecommunications		1,049,673

Electronics - 3.4%
Amphenol Corp. — Class A	2,830	196,543
TE Connectivity plc	943	134,821
Keysight Technologies, Inc.*	710	114,047
Jabil, Inc.	627	90,225
Trimble, Inc.*	1,262	89,173
Flex Ltd.*	2,210	84,842
Coherent Corp.*	842	79,763
Total Electronics		789,414

Energy-Alternate Sources - 1.1%
SolarEdge Technologies, Inc.*,1	6,601	89,774
First Solar, Inc.*	501	88,296
Enphase Energy, Inc.*	945	64,902
Total Energy-Alternate Sources		242,972

Investment Companies - 0.6%
MARA Holdings, Inc.*	2,575	43,183
Core Scientific, Inc.*	2,704	37,991
Riot Platforms, Inc.*	3,217	32,846
Cleanspark, Inc.*	3,278	30,190
Total Investment Companies		144,210

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	219	84,582

Electrical Components & Equipment - 0.1%
Universal Display Corp.	307	44,884

Total Common Stocks
(Cost $9,097,299)		22,862,873

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$116,733	116,733
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	91,756	91,756
Total Repurchase Agreements
(Cost $208,489)		208,489

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	158,914	158,914
Total Securities Lending Collateral
(Cost $158,914)		158,914

Total Investments - 101.2%
(Cost $9,464,702)		$23,230,276
Other Assets & Liabilities, net - (1.2)%		(282,984)
Total Net Assets - 100.0%		$22,947,292

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

76 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,862,873	$—	$—	$22,862,873
Repurchase Agreements	—	208,489	—	208,489
Securities Lending Collateral	158,914	—	—	158,914
Total Assets	$23,021,787	$208,489	$—	$23,230,276

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 77

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $155,160 of securities loaned (cost $9,256,213)	$23,021,787
Repurchase agreements, at value (cost $208,489)	208,489
Receivables:
Dividends	5,979
Foreign tax reclaims	496
Securities lending income	29
Interest	27
Total assets	23,236,807

Liabilities:
Payable for:
Return of securities lending collateral	158,914
Fund shares redeemed	41,618
Management fees	16,314
Transfer agent fees	9,782
Investor service fees	4,798
Portfolio accounting and administration fees	2,015
Trustees’ fees*	207
Miscellaneous	55,867
Total liabilities	289,515
Net assets	$22,947,292

Net assets consist of:
Paid in capital	$8,399,809
Total distributable earnings (loss)	14,547,483
Net assets	$22,947,292
Capital shares outstanding	107,869
Net asset value per share	$212.73

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $583)	$147,809
Interest	9,524
Income from securities lending, net	648
Total investment income	157,981

Expenses:
Management fees	191,971
Investor service fees	56,462
Transfer agent and fees	56,945
Professional fees	40,955
Portfolio accounting and administration fees	35,006
Custodian fees	3,282
Trustees’ fees*	2,894
Line of credit fees	40
Miscellaneous	15,115
Total expenses	402,670
Less:
Expenses reimbursed by Adviser	(11,292)
Net expenses	391,378
Net investment loss	(233,397)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,705,994
Net realized gain	5,705,994
Net change in unrealized appreciation (depreciation) on:
Investments	(836,779)
Net change in unrealized appreciation (depreciation)	(836,779)
Net realized and unrealized gain	4,869,215
Net increase in net assets resulting from operations	$4,635,818

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

78 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(233,397)	$(199,939)
Net realized gain on investments	5,705,994	1,768,792
Net change in unrealized appreciation (depreciation) on investments	(836,779)	6,539,334
Net increase in net assets resulting from operations	4,635,818	8,108,187

Distributions to shareholders	(880,066)	(367,393)

Capital share transactions:
Proceeds from sale of shares	30,734,805	17,766,905
Distributions reinvested	880,066	367,393
Cost of shares redeemed	(36,493,392)	(17,265,223)
Net increase (decrease) from capital share transactions	(4,878,521)	869,075
Net increase (decrease) in net assets	(1,122,769)	8,609,869

Net assets:
Beginning of year	24,070,061	15,460,192
End of year	$22,947,292	$24,070,061

Capital share activity:
Shares sold	152,420	118,358
Shares issued from reinvestment of distributions	4,411	2,211
Shares redeemed	(183,294)	(112,819)
Net increase (decrease) in shares	(26,463)	7,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 79

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$179.18	$122.14	$207.63	$184.01	$125.88
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.06)	(1.43)	(1.65)	(1.82)	(.99)
Net gain (loss) on investments (realized and unrealized)	44.42	61.07	(72.52)	38.58	62.21
Total from investment operations	42.36	59.64	(74.17)	36.76	61.22
Less distributions from:
Net realized gains	(8.81)	(2.60)	(11.32)	(13.14)	(3.09)
Total distributions	(8.81)	(2.60)	(11.32)	(13.14)	(3.09)
Net asset value, end of period	$212.73	$179.18	$122.14	$207.63	$184.01

Total Return[b]	23.97%	49.01%	(36.25%)	20.50%	49.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,947	$24,070	$15,460	$30,389	$25,233
Ratios to average net assets:
Net investment income (loss)	(1.03%)	(0.94%)	(1.10%)	(0.92%)	(0.69%)
Total expenses	1.78%	1.81%	1.77%	1.69%	1.82%
Net expenses[c]	1.73%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	141%	100%	78%	113%	192%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

80 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Telecommunications - 73.4%
Cisco Systems, Inc.	5,862	$347,030
AT&T, Inc.	13,174	299,972
Verizon Communications, Inc.	7,233	289,248
Arista Networks, Inc.*	2,281	252,119
T-Mobile US, Inc.	1,076	237,506
Motorola Solutions, Inc.	386	178,421
Juniper Networks, Inc.	2,970	111,227
Ciena Corp.*	1,225	103,892
Frontier Communications Parent, Inc.*	2,672	92,718
Telefonaktiebolaget LM Ericsson ADR	10,469	84,380
BCE, Inc.	3,336	77,328
Nokia Oyj ADR[1]	17,189	76,147
Vodafone Group plc ADR	8,865	75,264
EchoStar Corp. — Class A*	3,161	72,387
TELUS Corp.	5,278	71,570
America Movil SAB de CV ADR	4,959	70,963
Rogers Communications, Inc. — Class B	2,246	69,020
Lumen Technologies, Inc.*	12,165	64,596
AST SpaceMobile, Inc.*	2,996	63,216
Telephone & Data Systems, Inc.	1,650	56,282
Iridium Communications, Inc.	1,822	52,874
InterDigital, Inc.	237	45,912
Extreme Networks, Inc.*	2,695	45,114
Viavi Solutions, Inc.*	4,380	44,238
Calix, Inc.*	1,197	41,739
Harmonic, Inc.*	2,913	38,539
Infinera Corp.*,1	5,654	37,147
CommScope Holding Company, Inc.*	6,348	33,073
Viasat, Inc.*	3,672	31,249
Gogo, Inc.*	2,860	23,137
Total Telecommunications		3,086,308

Media - 15.4%
Comcast Corp. — Class A	7,305	274,157
Charter Communications, Inc. — Class A*	488	167,272
Liberty Broadband Corp. — Class C*	1,258	94,048
Liberty Global Ltd. — Class A*	6,349	81,013
Liberty Latin America Ltd. — Class C*	4,801	30,438
Total Media		646,928

Internet - 6.1%
F5, Inc.*	473	118,945
Roku, Inc.*	1,320	98,129
Cogent Communications Holdings, Inc.	529	40,770
Total Internet		257,844

Computers - 2.6%
Lumentum Holdings, Inc.*	835	70,098
NetScout Systems, Inc.*	1,750	37,905
Total Computers		108,003

Software - 1.2%
Nice Ltd. ADR*	300	50,952

Electronics - 0.8%
Applied Optoelectronics, Inc.*	923	34,021

Total Common Stocks
(Cost $3,247,596)		4,184,056

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$18,631	18,631
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	14,645	14,645
Total Repurchase Agreements
(Cost $33,276)		33,276

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	90,062	90,062
Total Securities Lending Collateral
(Cost $90,062)		90,062

Total Investments - 102.4%
(Cost $3,370,934)		$4,307,394
Other Assets & Liabilities, net - (2.4)%		(100,092)
Total Net Assets - 100.0%		$4,207,302

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
TELECOMMUNICATIONS FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,184,056	$—	$—	$4,184,056
Repurchase Agreements	—	33,276	—	33,276
Securities Lending Collateral	90,062	—	—	90,062
Total Assets	$4,274,118	$33,276	$—	$4,307,394

82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $85,171 of securities loaned (cost $3,337,658)	$4,274,118
Repurchase agreements, at value (cost $33,276)	33,276
Receivables:
Securities sold	43,760
Dividends	6,785
Securities lending income	199
Interest	4
Total assets	4,358,142

Liabilities:
Payable for:
Return of securities lending collateral	90,062
Fund shares redeemed	40,813
Management fees	3,433
Transfer agent fees	2,162
Investor service fees	1,010
Portfolio accounting and administration fees	424
Trustees’ fees*	47
Miscellaneous	12,889
Total liabilities	150,840
Net assets	$4,207,302

Net assets consist of:
Paid in capital	$4,441,152
Total distributable earnings (loss)	(233,850)
Net assets	$4,207,302
Capital shares outstanding	66,167
Net asset value per share	$63.59

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $2,675)	$63,266
Interest	971
Income from securities lending, net	1,096
Total investment income	65,333

Expenses:
Management fees	26,058
Investor service fees	7,664
Transfer agent fees	7,092
Professional fees	7,906
Portfolio accounting and administration fees	4,752
Custodian fees	586
Trustees’ fees*	249
Line of credit fees	106
Miscellaneous	1,240
Total expenses	55,653
Less:
Expenses reimbursed by Adviser	(1,533)
Net expenses	54,120
Net investment income	11,213

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	204,814
Net realized gain	204,814
Net change in unrealized appreciation (depreciation) on:
Investments	259,882
Net change in unrealized appreciation (depreciation)	259,882
Net realized and unrealized gain	464,696
Net increase in net assets resulting from operations	$475,909

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 83

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,213	$15,511
Net realized gain (loss) on investments	204,814	(266,644)
Net change in unrealized appreciation (depreciation) on investments	259,882	189,542
Net increase (decrease) in net assets resulting from operations	475,909	(61,591)

Distributions to shareholders	(14,001)	(16,914)

Capital share transactions:
Proceeds from sale of shares	12,909,159	5,923,994
Distributions reinvested	14,001	16,914
Cost of shares redeemed	(11,154,022)	(5,937,175)
Net increase from capital share transactions	1,769,138	3,733
Net increase (decrease) in net assets	2,231,046	(74,772)

Net assets:
Beginning of year	1,976,256	2,051,028
End of year	$4,207,302	$1,976,256

Capital share activity:
Shares sold	210,072	107,953
Shares issued from reinvestment of distributions	251	314
Shares redeemed	(179,774)	(111,627)
Net increase (decrease) in shares	30,549	(3,360)

84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$55.48	$52.62	$71.41	$66.03	$60.85
Income (loss) from investment operations:
Net investment income (loss)[a]	.22	.32	.37	.44	.48
Net gain (loss) on investments (realized and unrealized)	8.44	2.98 [c]	(18.80)	5.48	5.27 [c]
Total from investment operations	8.66	3.30	(18.43)	5.92	5.75
Less distributions from:
Net investment income	(.55)	(.44)	(.36)	(.54)	(.57)
Total distributions	(.55)	(.44)	(.36)	(.54)	(.57)
Net asset value, end of period	$63.59	$55.48	$52.62	$71.41	$66.03

Total Return[b]	15.73%	6.30%	(25.85%)	8.98%	9.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,207	$1,976	$2,051	$6,987	$3,254
Ratios to average net assets:
Net investment income (loss)	0.37%	0.59%	0.62%	0.62%	0.81%
Total expenses	1.82%	1.81%	1.77%	1.70%	1.82%
Net expenses[d]	1.77%	1.79%	1.77%	1.70%	1.82%
Portfolio turnover rate	381%	260%	113%	237%	258%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85

SCHEDULE OF INVESTMENTS	December 31, 2024
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Transportation - 39.6%
Union Pacific Corp.	733	$167,153
United Parcel Service, Inc. — Class B	1,191	150,185
FedEx Corp.	408	114,783
CSX Corp.	3,451	111,364
Norfolk Southern Corp.	435	102,095
Old Dominion Freight Line, Inc.	451	79,556
ZIM Integrated Shipping Services Ltd.	2,730	58,613
Expeditors International of Washington, Inc.	499	55,274
Canadian Pacific Kansas City Ltd.	757	54,784
ZTO Express Cayman, Inc. ADR	2,789	54,525
Canadian National Railway Co.	528	53,597
J.B. Hunt Transport Services, Inc.	302	51,539
XPO, Inc.*	392	51,411
Star Bulk Carriers Corp.	3,321	49,649
Golden Ocean Group Ltd.	5,517	49,432
CH Robinson Worldwide, Inc.	462	47,734
TFI International, Inc.	333	44,985
Knight-Swift Transportation Holdings, Inc.	768	40,735
Saia, Inc.*	86	39,193
Ryder System, Inc.	225	35,294
Landstar System, Inc.	199	34,200
Kirby Corp.*	319	33,750
Matson, Inc.	216	29,125
Hub Group, Inc. — Class A	501	22,325
Werner Enterprises, Inc.	563	20,223
ArcBest Corp.	179	16,704
Forward Air Corp.*	483	15,577
Total Transportation		1,583,805

Auto Manufacturers - 25.5%
Tesla, Inc.*	1,182	477,339
General Motors Co.	2,102	111,973
Ford Motor Co.	8,997	89,070
Li Auto, Inc. ADR*	2,440	58,536
Toyota Motor Corp. ADR	288	56,048
NIO, Inc. ADR*,1	11,941	52,063
Stellantis N.V.[1]	3,931	51,299
Ferrari N.V.	114	48,432
Rivian Automotive, Inc. — Class A*	3,369	44,808
Lucid Group, Inc.*,1	10,053	30,360
Total Auto Manufacturers		1,019,928

Airlines - 12.3%
Delta Air Lines, Inc.	1,482	89,661
United Airlines Holdings, Inc.*	842	81,758
Southwest Airlines Co.	1,934	65,021
Copa Holdings S.A. — Class A	570	50,092
Ryanair Holdings plc ADR	1,142	49,780
American Airlines Group, Inc.*	2,794	48,699
Alaska Air Group, Inc.*	632	40,922
SkyWest, Inc.*	277	27,736
JetBlue Airways Corp.*	2,895	22,755
Allegiant Travel Co. — Class A*	142	13,365
Total Airlines		489,789

Auto Parts & Equipment - 11.0%
Mobileye Global, Inc. — Class A*	3,045	60,656
Aptiv plc*	979	59,210
Autoliv, Inc.	532	49,896
Magna International, Inc.	1,168	48,811
BorgWarner, Inc.	1,154	36,686
Gentex Corp.	1,252	35,970
Lear Corp.	339	32,103
Visteon Corp.*	249	22,091
Dorman Products, Inc.*	165	21,376
Goodyear Tire & Rubber Co.*	2,354	21,186
QuantumScape Corp.*	4,050	21,020
Adient plc*	964	16,610
Fox Factory Holding Corp.*	527	15,952
Total Auto Parts & Equipment		441,567

Internet - 5.9%
Uber Technologies, Inc.*	2,594	156,470
Grab Holdings Ltd. — Class A*	10,492	49,522
Lyft, Inc. — Class A*	2,256	29,103
Total Internet		235,095

Commercial Services - 1.4%
GXO Logistics, Inc.*	709	30,841
Avis Budget Group, Inc.*	172	13,865
Hertz Global Holdings, Inc.*	2,407	8,810
Total Commercial Services		53,516

Home Builders - 1.1%
Thor Industries, Inc.	314	30,053
Winnebago Industries, Inc.	325	15,528
Total Home Builders		45,581

Aerospace & Defense - 0.8%
Joby Aviation, Inc.*	3,780	30,731

Building Materials - 0.7%
Modine Manufacturing Co.*	263	30,490

Leisure Time - 0.7%
Harley-Davidson, Inc.	856	25,791

Retail - 0.5%
Patrick Industries, Inc.	246	20,438

Total Common Stocks
(Cost $2,088,490)		3,976,731

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
TRANSPORTATION FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$19,930	$19,930
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	15,665	15,665
Total Repurchase Agreements
(Cost $35,595)		35,595

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	96,656	96,656
Total Securities Lending Collateral
(Cost $96,656)		96,656

Total Investments - 102.8%
(Cost $2,220,741)		$4,108,982
Other Assets & Liabilities, net - (2.8)%		(110,084)
Total Net Assets - 100.0%		$3,998,898

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,976,731	$—	$—	$3,976,731
Repurchase Agreements	—	35,595	—	35,595
Securities Lending Collateral	96,656	—	—	96,656
Total Assets	$4,073,387	$35,595	$—	$4,108,982

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $92,819 of securities loaned (cost $2,185,146)	$4,073,387
Repurchase agreements, at value (cost $35,595)	35,595
Receivables:
Fund shares sold	10,654
Dividends	1,458
Securities lending income	65
Interest	4
Total assets	4,121,163

Liabilities:
Payable for:
Return of securities lending collateral	96,656
Fund shares redeemed	9,249
Management fees	2,942
Transfer agent fees	1,695
Investor service fees	865
Portfolio accounting and administration fees	363
Trustees’ fees*	39
Miscellaneous	10,456
Total liabilities	122,265
Net assets	$3,998,898

Net assets consist of:
Paid in capital	$2,879,760
Total distributable earnings (loss)	1,119,138
Net assets	$3,998,898
Capital shares outstanding	44,427
Net asset value per share	$90.01

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,704)	$52,707
Interest	1,381
Income from securities lending, net	2,232
Total investment income	56,320

Expenses:
Management fees	29,804
Investor service fees	8,766
Transfer agent fees	9,095
Professional fees	6,789
Portfolio accounting and administration fees	5,435
Custodian fees	672
Trustees’ fees*	508
Line of credit fees	28
Miscellaneous	1,758
Total expenses	62,855
Less:
Expenses reimbursed by Adviser	(1,753)
Net expenses	61,102
Net investment loss	(4,782)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	474,103
Net realized gain	474,103
Net change in unrealized appreciation (depreciation) on:
Investments	(562,202)
Net change in unrealized appreciation (depreciation)	(562,202)
Net realized and unrealized loss	(88,099)
Net decrease in net assets resulting from operations	$(92,881)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,782)	$8,148
Net realized gain (loss) on investments	474,103	(366,324)
Net change in unrealized appreciation (depreciation) on investments	(562,202)	872,134
Net increase (decrease) in net assets resulting from operations	(92,881)	513,958

Distributions to shareholders	(7,975)	—

Capital share transactions:
Proceeds from sale of shares	3,499,921	15,134,541
Distributions reinvested	7,975	—
Cost of shares redeemed	(5,005,820)	(13,379,514)
Net increase (decrease) from capital share transactions	(1,497,924)	1,755,027
Net increase (decrease) in net assets	(1,598,780)	2,268,985

Net assets:
Beginning of year	5,597,678	3,328,693
End of year	$3,998,898	$5,597,678

Capital share activity:
Shares sold	41,126	180,282
Shares issued from reinvestment of distributions	93	—
Shares redeemed	(59,811)	(163,909)
Net increase (decrease) in shares	(18,592)	16,373

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$88.83	$71.36	$124.83	$109.37	$80.67
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12)	.15	(.16)	(.02)	(.72)
Net gain (loss) on investments (realized and unrealized)	1.48 [d]	17.32	(42.05)	23.27	32.30
Total from investment operations	1.36	17.47	(42.21)	23.25	31.58
Less distributions from:
Net investment income	(.18)	—	—	—	(.14)
Net realized gains	—	—	(11.26)	(7.79)	(2.74)
Total distributions	(.18)	—	(11.26)	(7.79)	(2.88)
Net asset value, end of period	$90.01	$88.83	$71.36	$124.83	$109.37

Total Return[b]	1.56%	24.48%	(35.03%)	22.17%	40.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,999	$5,598	$3,329	$6,872	$7,900
Ratios to average net assets:
Net investment income (loss)	(0.14%)	0.17%	(0.17%)	(0.02%)	(0.86%)
Total expenses	1.79%	1.81%	1.77%	1.70%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.70%	1.82%
Portfolio turnover rate	112%	318%	343%	326%	373%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

90 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Electric - 87.3%
NextEra Energy, Inc.	8,047	$576,889
Southern Co.	5,493	452,184
Duke Energy Corp.	4,056	436,993
Constellation Energy Corp.	1,695	379,188
Sempra	4,075	357,459
PG&E Corp.	17,691	357,004
American Electric Power Company, Inc.	3,633	335,072
Dominion Energy, Inc.	6,055	326,122
Vistra Corp.	2,320	319,858
Public Service Enterprise Group, Inc.	3,641	307,628
Xcel Energy, Inc.	4,481	302,557
Exelon Corp.	7,967	299,878
Entergy Corp.	3,648	276,591
Edison International	3,323	265,308
Consolidated Edison, Inc.	2,942	262,515
WEC Energy Group, Inc.	2,760	259,550
Ameren Corp.	2,614	233,012
PPL Corp.	7,178	232,998
DTE Energy Co.	1,869	225,682
FirstEnergy Corp.	5,589	222,330
CenterPoint Energy, Inc.	6,854	217,477
Eversource Energy	3,774	216,741
CMS Energy Corp.	3,204	213,547
NRG Energy, Inc.	2,182	196,860
Alliant Energy Corp.	3,149	186,232
Evergy, Inc.	2,887	177,695
National Grid plc ADR	2,763	164,178
Fortis, Inc.	3,938	163,703
Pinnacle West Capital Corp.	1,709	144,872
AES Corp.	10,971	141,197
OGE Energy Corp.	3,335	137,569
Brookfield Renewable Corp.	4,737	131,025
IDACORP, Inc.	1,039	113,542
Clearway Energy, Inc. — Class C	4,097	106,522
Portland General Electric Co.	2,327	101,504
TXNM Energy, Inc.	2,058	101,192
Ormat Technologies, Inc.	1,407	95,282
Northwestern Energy Group, Inc.	1,652	88,316
Talen Energy Corp.*	429	86,431
Otter Tail Corp.	936	69,114
Hawaiian Electric Industries, Inc.*	6,298	61,280
MGE Energy, Inc.	473	44,443
Total Electric		9,387,540

Gas - 7.8%
Atmos Energy Corp.	1,603	223,250
NiSource, Inc.	5,468	201,004
UGI Corp.	4,107	115,941
National Fuel Gas Co.	1,863	113,047
ONE Gas, Inc.	1,362	94,318
MDU Resources Group, Inc.	5,009	90,262
Total Gas		837,822

Water - 3.5%
American Water Works Company, Inc.	1,860	231,551
Essential Utilities, Inc.	4,027	146,261
Total Water		377,812

Energy-Alternate Sources - 0.9%
NextEra Energy Partners, LP	3,558	63,332
Sunnova Energy International, Inc.*	8,318	28,531
Total Energy-Alternate Sources		91,863

Total Common Stocks
(Cost $5,020,140)		10,695,037

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$23,297	23,297
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	18,313	18,313
Total Repurchase Agreements
(Cost $41,610)		41,610

Total Investments - 99.9%
(Cost $5,061,750)		$10,736,647
Other Assets & Liabilities, net - 0.1%		15,134
Total Net Assets - 100.0%		$10,751,781

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 91

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,695,037	$—	$—	$10,695,037
Repurchase Agreements	—	41,610	—	41,610
Total Assets	$10,695,037	$41,610	$—	$10,736,647

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $5,020,140)	$10,695,037
Repurchase agreements, at value (cost $41,610)	41,610
Receivables:
Securities sold	54,248
Dividends	13,701
Interest	6
Securities lending income	1
Total assets	10,804,603

Liabilities:
Payable for:
Professional fees	17,557
Management fees	8,270
Fund shares redeemed	6,063
Transfer agent fees	5,543
Printing fees	4,653
Investor service fees	2,432
Portfolio accounting and administration fees	1,022
Trustees’ fees*	108
Miscellaneous	7,174
Total liabilities	52,822
Net assets	$10,751,781

Net assets consist of:
Paid in capital	$11,625,297
Total distributable earnings (loss)	(873,516)
Net assets	$10,751,781
Capital shares outstanding	287,121
Net asset value per share	$37.45

STATEMENT OF OPERATIONS OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $2,091)	$351,485
Interest	3,594
Income from securities lending, net	199
Total investment income	355,278

Expenses:
Management fees	95,945
Investor service fees	28,219
Transfer agent and fees	27,137
Professional fees	20,146
Portfolio accounting and administration fees	17,496
Custodian fees	1,694
Trustees’ fees*	1,154
Line of credit fees	124
Miscellaneous	10,213
Total expenses	202,128
Less:
Expenses reimbursed by Adviser	(5,644)
Net expenses	196,484
Net investment income	158,794

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,007,950
Net realized gain	1,007,950
Net change in unrealized appreciation (depreciation) on:
Investments	743,746
Net change in unrealized appreciation (depreciation)	743,746
Net realized and unrealized gain	1,751,696
Net increase in net assets resulting from operations	$1,910,490

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 93

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$158,794	$154,477
Net realized gain on investments	1,007,950	925,391
Net change in unrealized appreciation (depreciation) on investments	743,746	(2,169,381)
Net increase (decrease) in net assets resulting from operations	1,910,490	(1,089,513)

Distributions to shareholders	(161,312)	(167,571)

Capital share transactions:
Proceeds from sale of shares	47,376,005	11,180,016
Distributions reinvested	161,312	167,571
Cost of shares redeemed	(48,043,551)	(17,718,262)
Net decrease from capital share transactions	(506,234)	(6,370,675)
Net increase (decrease) in net assets	1,242,944	(7,627,759)

Net assets:
Beginning of year	9,508,837	17,136,596
End of year	$10,751,781	$9,508,837

Capital share activity:
Shares sold	1,262,610	342,293
Shares issued from reinvestment of distributions	4,649	5,070
Shares redeemed	(1,280,410)	(541,690)
Net decrease in shares	(13,151)	(194,327)

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$31.67	$34.65	$34.86	$30.93	$33.76
Income (loss) from investment operations:
Net investment income (loss)[a]	.50	.46	.29	.43	.41
Net gain (loss) on investments (realized and unrealized)	5.76	(2.92)	.07	4.02	(2.20)
Total from investment operations	6.26	(2.46)	.36	4.45	(1.79)
Less distributions from:
Net investment income	(.48)	(.52)	(.31)	(.52)	(.55)
Net realized gains	—	—	(.26)	—	(.49)
Total distributions	(.48)	(.52)	(.57)	(.52)	(1.04)
Net asset value, end of period	$37.45	$31.67	$34.65	$34.86	$30.93

Total Return[b]	19.86%	(7.12%)	1.04%	14.52%	(5.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,752	$9,509	$17,137	$13,444	$11,801
Ratios to average net assets:
Net investment income (loss)	1.41%	1.40%	0.83%	1.32%	1.34%
Total expenses	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[c]	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	425%	102%	387%	110%	151%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS	December 31, 2024
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 72.5%

Financial - 17.5%
Goldman Sachs Group, Inc.	1,097	$628,164
Visa, Inc. — Class A	1,097	346,696
American Express Co.	1,097	325,579
Travelers Companies, Inc.	1,097	264,256
JPMorgan Chase & Co.	1,097	262,962
Total Financial		1,827,657

Technology - 14.2%
Microsoft Corp.	1,097	462,386
Salesforce, Inc.	1,097	366,760
Apple, Inc.	1,097	274,711
International Business Machines Corp.	1,097	241,153
NVIDIA Corp.	1,097	147,316
Total Technology		1,492,326

Consumer, Non-cyclical - 13.0%
UnitedHealth Group, Inc.	1,097	554,928
Amgen, Inc.	1,097	285,922
Procter & Gamble Co.	1,097	183,912
Johnson & Johnson	1,097	158,648
Merck & Company, Inc.	1,097	109,130
Coca-Cola Co.	1,097	68,299
Total Consumer, Non-cyclical		1,360,839

Industrial - 9.4%
Caterpillar, Inc.	1,097	397,948
Honeywell International, Inc.	1,097	247,801
Boeing Co.*	1,097	194,169
3M Co.	1,097	141,612
Total Industrial		981,530

Consumer, Cyclical - 8.8%
Home Depot, Inc.	1,097	426,722
McDonald’s Corp.	1,097	318,009
Walmart, Inc.	1,097	99,114
NIKE, Inc. — Class B	1,097	83,010
Total Consumer, Cyclical		926,855

Communications - 4.5%
Amazon.com, Inc.*	1,097	240,671
Walt Disney Co.	1,097	122,151
Cisco Systems, Inc.	1,097	64,942
Verizon Communications, Inc.	1,097	43,869
Total Communications		471,633

Basic Materials - 3.6%
Sherwin-Williams Co.	1,097	372,903

Energy - 1.5%
Chevron Corp.	1,097	158,890

Total Common Stocks
(Cost $5,419,502)		7,592,633

	Face Amount
U.S. TREASURY BILLS†† - 7.3%
U.S. Treasury Bills
4.22% due 03/13/25[1,2]	$350,000	347,155
4.23% due 03/13/25[1,2]	250,000	247,968
4.21% due 01/16/25[1,3]	115,000	114,811
4.17% due 03/13/25[1,2]	50,000	49,594
Total U.S. Treasury Bills
(Cost $759,388)		759,528

REPURCHASE AGREEMENTS††,4 - 8.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	518,005	518,005
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	407,173	407,173
Total Repurchase Agreements
(Cost $925,178)		925,178

Total Investments - 88.6%
(Cost $7,104,068)		$9,277,339
Other Assets & Liabilities, net - 11.4%		1,189,551
Total Net Assets - 100.0%		$10,466,890

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	5	Mar 2025	$1,071,750	$(7,770)

96 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	161	$6,869,385	$28,312
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	128	5,457,862	6,190
							$12,327,247	$34,502

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,592,633	$—	$—	$7,592,633
U.S. Treasury Bills	—	759,528	—	759,528
Repurchase Agreements	—	925,178	—	925,178
Equity Index Swap Agreements**	—	34,502	—	34,502
Total Assets	$7,592,633	$1,719,208	$—	$9,311,841

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$7,770	$—	$—	$7,770

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 97

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $6,178,890)	$8,352,161
Repurchase agreements, at value (cost $925,178)	925,178
Segregated cash with broker	48,859
Unrealized appreciation on OTC swap agreements	34,502
Receivables:
Fund shares sold	3,652,851
Swap settlement	9,525
Dividends	2,553
Interest	114
Total assets	13,025,743

Liabilities:
Segregated cash due to broker	10,000
Payable for:
Securities purchased	2,505,570
Management fees	6,289
Transfer agent/ fees	4,007
Fund shares redeemed	3,057
Investor service fees	1,747
Variation margin on futures contracts	624
Portfolio accounting/and administration fees	384
Trustees’ fees*	85
Miscellaneous	27,090
Total liabilities	2,558,853
Net assets	$10,466,890

Net assets consist of:
Paid in capital	$8,781,139
Total distributable earnings (loss)	1,685,751
Net assets	$10,466,890
Capital shares outstanding	45,593
Net asset value per share	$229.57

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$150,261
Interest	107,523
Total investment income	257,784

Expenses:
Management fees	91,130
Investor service fees	25,314
Transfer agent a fees	27,867
Professional fees	17,805
Portfolio accounting and/administration fees	15,694
Interest expense	2,565
Trustees’ fees*	1,848
Custodian fees	1,638
Line of credit fees	27
Miscellaneous	7,184
Total expenses	191,072
Less:
Expenses reimbursed by Adviser	(10,125)
Net expenses	180,947
Net investment income	76,837

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,655,980
Swap agreements	515,175
Futures contracts	338,965
Net realized gain	2,510,120
Net change in unrealized appreciation (depreciation) on:
Investments	(854,412)
Swap agreements	(69,458)
Futures contracts	(7,823)
Net change in unrealized appreciation (depreciation)	(931,693)
Net realized and unrealized gain	1,578,427
Net increase in net assets resulting from operations	$1,655,264

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$76,837	$96,119
Net realized gain on investments	2,510,120	1,004,813
Net change in unrealized appreciation (depreciation) on investments	(931,693)	1,617,535
Net increase in net assets resulting from operations	1,655,264	2,718,467

Distributions to shareholders	(96,119)	(34,622)

Capital share transactions:
Proceeds from sale of shares	127,103,691	69,198,670
Distributions reinvested	96,119	34,622
Cost of shares redeemed	(136,247,669)	(68,333,948)
Net increase (decrease) from capital share transactions	(9,047,859)	899,344
Net increase (decrease) in net assets	(7,488,714)	3,583,189

Net assets:
Beginning of year	17,955,604	14,372,415
End of year	$10,466,890	$17,955,604

Capital share activity:
Shares sold	593,096	421,616
Shares issued from reinvestment of distributions	446	211
Shares redeemed	(641,241)	(420,513)
Net increase (decrease) in shares	(47,699)	1,314

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 99

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$192.47	$156.26	$207.85	$147.84	$163.38
Income (loss) from investment operations:
Net investment income (loss)[a]	1.60	1.21	.42	(.68)	(.53)
Net gain (loss) on investments (realized and unrealized)	37.94	35.49	(43.46)	60.69	(.73)
Total from investment operations	39.54	36.70	(43.04)	60.01	(1.26)
Less distributions from:
Net investment income	(2.44)	(.49)	—	—	(.92)
Net realized gains	—	—	(8.55)	—	(13.36)
Total distributions	(2.44)	(.49)	(8.55)	—	(14.28)
Net asset value, end of period	$229.57	$192.47	$156.26	$207.85	$147.84

Total Return[b]	20.63%	23.57%	(20.49%)	40.59%	1.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,467	$17,956	$14,372	$19,882	$14,253
Ratios to average net assets:
Net investment income (loss)	0.76%	0.75%	0.25%	(0.37%)	(0.42%)
Total expenses[c]	1.89%	1.97%	1.88%	1.78%	1.91%
Net expenses[d]	1.79%	1.90%	1.81%	1.72%	1.85%
Portfolio turnover rate	853%	316%	458%	489%	607%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

100 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 21.4%
U.S. Treasury Bills
4.51% due 01/09/25[1]	$100,000	$99,918
4.23% due 03/13/25[1,2]	100,000	99,187
4.22% due 03/13/25[1,2]	100,000	99,187
4.21% due 01/16/25[1,3]	10,000	9,984
Total U.S. Treasury Bills
(Cost $308,217)		308,276

FEDERAL AGENCY DISCOUNT NOTES†† - 20.8%
Fannie Mae
4.17% due 01/02/25[1]	100,000	99,988
Federal Home Loan Bank
4.50% due 01/02/25[1]	100,000	99,988
Farmer Mac
4.25% due 01/17/25[1]	100,000	99,811
Total Federal Agency Discount Notes
(Cost $299,787)		299,787

FEDERAL AGENCY NOTES†† - 11.1%
Freddie Mac
0.38% due 01/29/25	160,000	159,514
Total Federal Agency Notes
(Cost $159,510)		159,514

REPURCHASE AGREEMENTS††,4 - 46.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	371,563	371,563
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	292,064	292,064
Total Repurchase Agreements
(Cost $663,627)		663,627

Total Investments - 99.5%
(Cost $1,431,141)		$1,431,204
Other Assets & Liabilities, net - 0.5%		6,568
Total Net Assets - 100.0%		$1,437,772

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	1	Mar 2025	$214,350	$7,388

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/27/25	26	$1,092,591	$1,853
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.97% (SOFR + 0.60%)	At Maturity	03/27/25	37	1,561,862	(6,277)
							$2,654,453	$(4,424)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$308,276	$—	$308,276
Federal Agency Discount Notes	—	299,787	—	299,787
Federal Agency Notes	—	159,514	—	159,514
Repurchase Agreements	—	663,627	—	663,627
Equity Futures Contracts**	7,388	—	—	7,388
Equity Index Swap Agreements**	—	1,853	—	1,853
Total Assets	$7,388	$1,433,057	$—	$1,440,445

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,277	$—	$6,277

**	This derivative is reported as unrealized appreciation/depreciation at period end.

102 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $767,514)	$767,577
Repurchase agreements, at value (cost $663,627)	663,627
Cash	2
Segregated cash with broker	418
Unrealized appreciation on OTC swap agreements	1,853
Receivables:
Fund shares sold	30,078
Interest	337
Variation margin on futures contracts	285
Total assets	1,464,177

Liabilities:
Unrealized depreciation on OTC swap agreements	6,277
Payable for:
Swap settlement	7,873
Fund shares redeemed	5,839
Management fees	1,111
Transfer agent fees	633
Investor service fees	309
Portfolio accounting and administration fees	68
Trustees’ fees*	14
Miscellaneous	4,281
Total liabilities	26,405
Net assets	$1,437,772

Net assets consist of:
Paid in capital	$26,465,120
Total distributable earnings (loss)	(25,027,348)
Net assets	$1,437,772
Capital shares outstanding†	9,435
Net asset value per share†	$152.39

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Interest	$72,650
Total investment income	72,650

Expenses:
Management fees	11,591
Investor service fees	3,220
Transfer agent fees	3,183
Professional fees	2,719
Portfolio accounting and administration fees	1,996
Custodian fees	174
Trustees’ fees*	147
Miscellaneous	1,212
Total expenses	24,242
Less:
Expenses reimbursed by Adviser	(1,288)
Net expenses	22,954
Net investment income	49,696

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9
Swap agreements	(779,484)
Futures contracts	(341,227)
Net realized loss	(1,120,702)
Net change in unrealized appreciation (depreciation) on:
Investments	31
Swap agreements	13,320
Futures contracts	7,388
Net change in unrealized appreciation (depreciation)	20,739
Net realized and unrealized loss	(1,099,963)
Net decrease in net assets resulting from operations	$(1,050,267)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 103

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,696	$58,940
Net realized loss on investments	(1,120,702)	(345,327)
Net change in unrealized appreciation (depreciation) on investments	20,739	(88,005)
Net decrease in net assets resulting from operations	(1,050,267)	(374,392)

Distributions to shareholders	(58,940)	(4,186)

Capital share transactions:
Proceeds from sale of shares	60,891,775	9,838,956
Distributions reinvested	58,940	4,186
Cost of shares redeemed	(59,477,986)	(10,610,087)
Net increase (decrease) from capital share transactions	1,472,729	(766,945)
Net increase (decrease) in net assets	363,522	(1,145,523)

Net assets:
Beginning of year	1,074,250	2,219,773
End of year	$1,437,772	$1,074,250

Capital Share Activity*:
Shares sold	339,573	42,108
Shares issued from reinvestment of distributions	363	18
Shares redeemed	(335,999)	(45,896)
Net increase (decrease) in shares	3,937	(3,770)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

104 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$195.40	$239.52	$228.09	$352.71	$655.03
Income (loss) from investment operations:
Net investment income (loss)[a]	6.55	7.35	.40	(3.15)	(1.70)
Net gain (loss) on investments (realized and unrealized)	(36.81)	(51.02)	11.03 [e]	(121.47)	(299.92)
Total from investment operations	(30.26)	(43.67)	11.43	(124.62)	(301.62)
Less distributions from:
Net investment income	(12.75)	(.45)	—	—	(.70)
Total distributions	(12.75)	(.45)	—	—	(.70)
Net asset value, end of period	$152.39	$195.40	$239.52	$228.09	$352.71

Total Return[b]	(15.94%)	(18.26%)	5.00%	(35.33%)	(45.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,438	$1,074	$2,220	$3,283	$3,431
Ratios to average net assets:
Net investment income (loss)	3.86%	3.17%	0.16%	(1.15%)	(1.04%)
Total expenses[c]	1.88%	1.91%	1.90%	1.79%	1.92%
Net expenses[d]	1.78%	1.84%	1.83%	1.70%	1.86%
Portfolio turnover rate	—	—	—	116%	616%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

[f]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:5 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 105

SCHEDULE OF INVESTMENTS	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 85.9%

Financial - 20.5%
Interactive Brokers Group, Inc. — Class A	127	$22,437
Equitable Holdings, Inc.	365	17,217
Fidelity National Financial, Inc.	302	16,954
Reinsurance Group of America, Inc. — Class A	77	16,449
East West Bancorp, Inc.	161	15,417
Gaming and Leisure Properties, Inc. REIT	319	15,363
RenaissanceRe Holdings Ltd.	60	14,929
Jefferies Financial Group, Inc.	189	14,818
Equity LifeStyle Properties, Inc. REIT	222	14,785
Unum Group	195	14,241
Jones Lang LaSalle, Inc.*	55	13,923
WP Carey, Inc. REIT	255	13,892
American Homes 4 Rent — Class A REIT	369	13,808
Stifel Financial Corp.	119	12,624
First Horizon Corp.	617	12,426
Lamar Advertising Co. — Class A REIT	102	12,417
Carlyle Group, Inc.	245	12,370
Kinsale Capital Group, Inc.	26	12,093
Annaly Capital Management, Inc. REIT	652	11,932
Omega Healthcare Investors, Inc. REIT	314	11,885
American Financial Group, Inc.	84	11,502
Ally Financial, Inc.	319	11,487
Evercore, Inc. — Class A	41	11,365
CubeSmart REIT	263	11,270
Webster Financial Corp.	199	10,989
Houlihan Lokey, Inc.	62	10,767
Western Alliance Bancorporation	127	10,610
Primerica, Inc.	39	10,585
Pinnacle Financial Partners, Inc.	89	10,181
Cullen/Frost Bankers, Inc.	75	10,069
Rexford Industrial Realty, Inc. REIT	258	9,974
Old Republic International Corp.	271	9,807
Brixmor Property Group, Inc. REIT	351	9,772
Wintrust Financial Corp.	77	9,603
Comerica, Inc.	153	9,463
SEI Investments Co.	114	9,403
Zions Bancorp North America	172	9,331
EastGroup Properties, Inc. REIT	57	9,148
Commerce Bancshares, Inc.	144	8,966
NNN REIT, Inc.	218	8,905
SouthState Corp.	89	8,854
Agree Realty Corp. REIT	120	8,454
Synovus Financial Corp.	165	8,453
Prosperity Bancshares, Inc.	111	8,364
Vornado Realty Trust REIT	193	8,114
RLI Corp.	49	8,077
Old National Bancorp	371	8,053
Ryan Specialty Holdings, Inc.	124	7,956
First Industrial Realty Trust, Inc. REIT	154	7,720
Voya Financial, Inc.	112	7,709
First American Financial Corp.	120	7,493
Cadence Bank	213	7,338
Hamilton Lane, Inc. — Class A	49	7,254
STAG Industrial, Inc. REIT	212	7,170
Starwood Property Trust, Inc. REIT	373	7,068
MGIC Investment Corp.	295	6,994
Healthcare Realty Trust, Inc. REIT	412	6,983
SLM Corp.	247	6,812
Essent Group Ltd.	124	6,751
Selective Insurance Group, Inc.	71	6,640
Glacier Bancorp, Inc.	132	6,629
Columbia Banking System, Inc.	244	6,590
Hanover Insurance Group, Inc.	42	6,496
Affiliated Managers Group, Inc.	35	6,472
Kite Realty Group Trust REIT	256	6,461
Janus Henderson Group plc	148	6,294
FNB Corp.	418	6,178
Home BancShares, Inc.	215	6,084
Cousins Properties, Inc. REIT	195	5,975
United Bankshares, Inc.	157	5,895
UMB Financial Corp.	52	5,869
Bank OZK	123	5,477
Hancock Whitney Corp.	100	5,472
First Financial Bankshares, Inc.	150	5,408
Independence Realty Trust, Inc. REIT	261	5,178
Kilroy Realty Corp. REIT	124	5,016
Valley National Bancorp	552	5,001
Sabra Health Care REIT, Inc.	275	4,763
Kemper Corp.	70	4,651
Associated Banc-Corp.	187	4,469
CNO Financial Group, Inc.	120	4,465
Texas Capital Bancshares, Inc.*	54	4,223
Western Union Co.	393	4,166
Rayonier, Inc. REIT	156	4,072
COPT Defense Properties REIT	131	4,054
International Bancshares Corp.	62	3,916
EPR Properties REIT	88	3,897
Federated Hermes, Inc. — Class B	91	3,741
Park Hotels & Resorts, Inc. REIT	240	3,377
Brighthouse Financial, Inc.*	69	3,315
Flagstar Financial, Inc.	353	3,293
PotlatchDeltic Corp. REIT	83	3,258
National Storage Affiliates Trust REIT	82	3,109
Total Financial		808,698

Industrial - 19.0%
EMCOR Group, Inc.	54	24,511
Carlisle Companies, Inc.	53	19,548
XPO, Inc.*	135	17,705
Comfort Systems USA, Inc.	41	17,386
Flex Ltd.*	451	17,314
Coherent Corp.*	180	17,051
Owens Corning	100	17,032
AECOM	156	16,664
Graco, Inc.	196	16,521
Curtiss-Wright Corp.	44	15,614
Saia, Inc.*	31	14,128
Clean Harbors, Inc.*	59	13,578
ITT, Inc.	95	13,574
nVent Electric plc	192	13,087

106 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Tetra Tech, Inc.	311	$12,390
Lincoln Electric Holdings, Inc.	66	12,373
AptarGroup, Inc.	77	12,097
Regal Rexnord Corp.	77	11,945
BWX Technologies, Inc.	106	11,808
CNH Industrial N.V.	1,017	11,523
Woodward, Inc.	69	11,483
Crown Holdings, Inc.	137	11,328
Applied Industrial Technologies, Inc.	45	10,776
RBC Bearings, Inc.*	36	10,769
TopBuild Corp.*	34	10,586
Acuity Brands, Inc.	36	10,517
Mueller Industries, Inc.	132	10,476
TD SYNNEX Corp.	88	10,321
Knight-Swift Transportation Holdings, Inc.	188	9,971
Fortune Brands Innovations, Inc.	145	9,908
Fluor Corp.*	200	9,864
MasTec, Inc.*	72	9,802
Eagle Materials, Inc.	39	9,623
Toro Co.	119	9,532
Advanced Drainage Systems, Inc.	82	9,479
Graphic Packaging Holding Co.	349	9,479
Donaldson Company, Inc.	139	9,362
Chart Industries, Inc.*	49	9,351
Fabrinet*	42	9,235
AAON, Inc.	78	9,179
Flowserve Corp.	153	8,800
Crane Co.	57	8,650
Trex Company, Inc.*	125	8,629
Berry Global Group, Inc.	133	8,601
Middleby Corp.*	63	8,533
Simpson Manufacturing Company, Inc.	49	8,126
UFP Industries, Inc.	71	7,998
Esab Corp.	66	7,916
Ryder System, Inc.	49	7,686
MSA Safety, Inc.	46	7,625
Louisiana-Pacific Corp.	73	7,559
Universal Display Corp.	51	7,456
Oshkosh Corp.	76	7,225
Cognex Corp.	200	7,172
Kirby Corp.*	67	7,089
Valmont Industries, Inc.	23	7,054
Landstar System, Inc.	41	7,046
Arrow Electronics, Inc.*	61	6,900
Littelfuse, Inc.	29	6,834
AGCO Corp.	72	6,731
Knife River Corp.*	66	6,708
Watts Water Technologies, Inc. — Class A	32	6,506
Novanta, Inc.*	42	6,416
Vontier Corp.	175	6,382
GATX Corp.	41	6,353
NEXTracker, Inc. — Class A*	167	6,101
Hexcel Corp.	94	5,894
Sonoco Products Co.	114	5,569
Belden, Inc.	47	5,293
Avnet, Inc.	101	5,284
Timken Co.	74	5,281
Exponent, Inc.	59	5,257
Silgan Holdings, Inc.	94	4,893
Sensata Technologies Holding plc	174	4,768
EnerSys	46	4,252
Terex Corp.	78	3,605
Greif, Inc. — Class A	30	1,833
Total Industrial		750,915

Consumer, Non-cyclical - 14.1%
Illumina, Inc.*	184	24,588
RB Global, Inc.	215	19,395
United Therapeutics Corp.*	52	18,348
US Foods Holding Corp.*	271	18,282
Avantor, Inc.*	792	16,687
Neurocrine Biosciences, Inc.*	118	16,107
Performance Food Group Co.*	181	15,304
Sprouts Farmers Market, Inc.*	116	14,740
BioMarin Pharmaceutical, Inc.*	222	14,592
Tenet Healthcare Corp.*	111	14,011
Sarepta Therapeutics, Inc.*	111	13,496
Service Corporation International	168	13,410
BellRing Brands, Inc.*	150	11,301
Exelixis, Inc.*	332	11,056
Globus Medical, Inc. — Class A*	132	10,918
Encompass Health Corp.	117	10,805
Penumbra, Inc.*	45	10,687
Ingredion, Inc.	76	10,455
Morningstar, Inc.	31	10,440
Paylocity Holding Corp.*	51	10,173
Medpace Holdings, Inc.*	30	9,967
HealthEquity, Inc.*	102	9,787
Chemed Corp.	17	9,007
Coca-Cola Consolidated, Inc.	7	8,820
Repligen Corp.*	61	8,780
Ensign Group, Inc.	66	8,769
Jazz Pharmaceuticals plc*	70	8,620
Masimo Corp.*	52	8,596
H&R Block, Inc.	159	8,402
Shift4 Payments, Inc. — Class A*	80	8,302
elf Beauty, Inc.*	66	8,286
WEX, Inc.*	46	8,065
FTI Consulting, Inc.*	41	7,836
Bruker Corp.	129	7,562
Lantheus Holdings, Inc.*	81	7,246
Bio-Rad Laboratories, Inc. — Class A*	22	7,227
Halozyme Therapeutics, Inc.*	148	7,076
Cytokinetics, Inc.*	137	6,444
Post Holdings, Inc.*	55	6,295
Darling Ingredients, Inc.*	185	6,233
GXO Logistics, Inc.*	139	6,046
Roivant Sciences Ltd.*	500	5,915
Valvoline, Inc.*	150	5,427
Grand Canyon Education, Inc.*	33	5,405
Euronet Worldwide, Inc.*	48	4,936
Celsius Holdings, Inc.*	183	4,820
Brink’s Co.	51	4,731

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Flowers Foods, Inc.	228	$4,710
Option Care Health, Inc.*	198	4,594
Haemonetics Corp.*	58	4,529
Dentsply Sirona, Inc.	231	4,384
Acadia Healthcare Company, Inc.*	108	4,282
Perrigo Company plc	159	4,088
Envista Holdings Corp.*	200	3,858
Lancaster Colony Corp.	22	3,809
Graham Holdings Co. — Class B	4	3,488
Amedisys, Inc.*	38	3,450
Insperity, Inc.	41	3,178
ManpowerGroup, Inc.	55	3,175
Boston Beer Company, Inc. — Class A*	10	3,000
Coty, Inc. — Class A*	425	2,958
LivaNova plc*	63	2,918
Enovis Corp.*	65	2,852
Neogen Corp.*	229	2,780
Arrowhead Pharmaceuticals, Inc.*	145	2,726
Sotera Health Co.*	178	2,435
Pilgrim’s Pride Corp.*	47	2,133
Avis Budget Group, Inc.*	20	1,612
Total Consumer, Non-cyclical		554,354

Consumer, Cyclical - 13.5%
Williams-Sonoma, Inc.	147	27,221
Burlington Stores, Inc.*	73	20,809
Watsco, Inc.	41	19,429
Casey’s General Stores, Inc.	43	17,038
Dick’s Sporting Goods, Inc.	67	15,332
GameStop Corp. — Class A*	473	14,824
Toll Brothers, Inc.	117	14,736
Texas Roadhouse, Inc. — Class A	78	14,074
BJ’s Wholesale Club Holdings, Inc.*	154	13,760
American Airlines Group, Inc.*	764	13,317
Floor & Decor Holdings, Inc. — Class A*	125	12,462
Tempur Sealy International, Inc.	202	11,451
Aramark	306	11,417
Core & Main, Inc. — Class A*	224	11,404
Churchill Downs, Inc.	85	11,351
Lithia Motors, Inc. — Class A	31	11,080
TKO Group Holdings, Inc.*	77	10,942
Murphy USA, Inc.	21	10,537
Skechers USA, Inc. — Class A*	153	10,288
Planet Fitness, Inc. — Class A*	98	9,689
Wingstop, Inc.	34	9,663
WESCO International, Inc.	52	9,410
Wyndham Hotels & Resorts, Inc.	90	9,071
Light & Wonder, Inc. — Class A*	103	8,897
Abercrombie & Fitch Co. — Class A*	59	8,819
Vail Resorts, Inc.	44	8,248
Autoliv, Inc.	84	7,878
Ollie’s Bargain Outlet Holdings, Inc.*	71	7,791
Hyatt Hotels Corp. — Class A	49	7,692
Gentex Corp.	265	7,614
Crocs, Inc.*	68	7,448
Taylor Morrison Home Corp. — Class A*	120	7,345
Whirlpool Corp.	64	7,327
Mattel, Inc.*	392	6,950
PVH Corp.	65	6,874
Five Below, Inc.*	64	6,717
RH*	17	6,691
Gap, Inc.	258	6,097
Lear Corp.	63	5,966
Thor Industries, Inc.	62	5,934
Boyd Gaming Corp.	77	5,586
Macy’s, Inc.	323	5,468
KB Home	82	5,389
Dolby Laboratories, Inc. — Class A	69	5,389
Warner Music Group Corp. — Class A	165	5,115
AutoNation, Inc.*	30	5,095
Brunswick Corp.	77	4,980
FirstCash Holdings, Inc.	45	4,662
Travel + Leisure Co.	80	4,036
Harley-Davidson, Inc.	133	4,007
MSC Industrial Direct Company, Inc. — Class A	52	3,884
YETI Holdings, Inc.*	99	3,813
Choice Hotels International, Inc.[1]	26	3,692
Polaris, Inc.	61	3,515
Penske Automotive Group, Inc.	22	3,354
Marriott Vacations Worldwide Corp.	37	3,323
Scotts Miracle-Gro Co. — Class A	50	3,317
Wendy’s Co.	199	3,244
Columbia Sportswear Co.	37	3,105
Goodyear Tire & Rubber Co.*	331	2,979
Capri Holdings Ltd.*	137	2,885
Visteon Corp.*	32	2,839
Hilton Grand Vacations, Inc.*	72	2,804
Nordstrom, Inc.	113	2,729
Under Armour, Inc. — Class A*	220	1,822
Under Armour, Inc. — Class C*	151	1,126
Total Consumer, Cyclical		531,751

Technology - 8.0%
Pure Storage, Inc. — Class A*	362	22,238
DocuSign, Inc.*	236	21,226
Manhattan Associates, Inc.*	71	19,187
Dynatrace, Inc.*	347	18,859
Duolingo, Inc.*	44	14,266
CACI International, Inc. — Class A*	26	10,506
Onto Innovation, Inc.*	57	9,500
BILL Holdings, Inc.*	111	9,403
Kyndryl Holdings, Inc.*	270	9,342
Lattice Semiconductor Corp.*	160	9,064
KBR, Inc.	155	8,979
MACOM Technology Solutions Holdings, Inc.*	67	8,704
ExlService Holdings, Inc.*	187	8,299
MKS Instruments, Inc.	78	8,143
Genpact Ltd.	189	8,118
Doximity, Inc. — Class A*	149	7,955
Dropbox, Inc. — Class A*	259	7,780
Aspen Technology, Inc.*	31	7,739
CommVault Systems, Inc.*	51	7,696

108 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Altair Engineering, Inc. — Class A*	70	$7,638
Lumentum Holdings, Inc.*	80	6,716
Appfolio, Inc. — Class A*	27	6,661
Rambus, Inc.*	124	6,555
Science Applications International Corp.	58	6,483
Cirrus Logic, Inc.*	62	6,174
Qualys, Inc.*	43	6,029
Maximus, Inc.	70	5,226
Parsons Corp.*	54	4,981
Silicon Laboratories, Inc.*	38	4,720
ASGN, Inc.*	51	4,250
Power Integrations, Inc.	66	4,072
Synaptics, Inc.*	47	3,587
Teradata Corp.*	111	3,458
Blackbaud, Inc.*	46	3,400
Amkor Technology, Inc.	132	3,391
Allegro MicroSystems, Inc.*	152	3,323
ZoomInfo Technologies, Inc. — Class A*	316	3,321
Crane NXT Co.	57	3,319
Concentrix Corp.	54	2,337
IPG Photonics Corp.*	31	2,254
Total Technology		314,899

Energy - 4.0%
Expand Energy Corp.	245	24,390
Ovintiv, Inc.	303	12,272
Antero Resources Corp.*	340	11,917
DT Midstream, Inc.	113	11,236
Permian Resources Corp.	740	10,641
Range Resources Corp.	281	10,110
Chord Energy Corp.	71	8,301
Matador Resources Co.	135	7,595
NOV, Inc.	453	6,614
HF Sinclair Corp.	186	6,519
CNX Resources Corp.*	174	6,381
Weatherford International plc	85	6,089
ChampionX Corp.	222	6,036
Antero Midstream Corp.	392	5,915
Viper Energy, Inc.	120	5,888
Murphy Oil Corp.	159	4,811
Civitas Resources, Inc.	103	4,725
Valaris Ltd.*	76	3,362
PBF Energy, Inc. — Class A	114	3,027
Total Energy		155,829

Basic Materials - 3.4%
RPM International, Inc.	150	18,459
Reliance, Inc.	63	16,964
Alcoa Corp.	301	11,372
Royal Gold, Inc.	76	10,020
Carpenter Technology Corp.	58	9,843
United States Steel Corp.	262	8,905
Axalta Coating Systems Ltd.*	254	8,692
Commercial Metals Co.	133	6,597
Arcadium Lithium plc*	1,251	6,418
Cabot Corp.	64	5,844
Cleveland-Cliffs, Inc.*	563	5,292
NewMarket Corp.	9	4,755
Olin Corp.	136	4,597
Westlake Corp.	39	4,471
Avient Corp.	106	4,331
Ashland, Inc.	57	4,073
Chemours Co.	174	2,941
Total Basic Materials		133,574

Utilities - 2.2%
Essential Utilities, Inc.	294	10,678
OGE Energy Corp.	234	9,653
UGI Corp.	250	7,057
IDACORP, Inc.	62	6,775
National Fuel Gas Co.	106	6,432
Portland General Electric Co.	123	5,365
New Jersey Resources Corp.	115	5,365
TXNM Energy, Inc.	105	5,163
Southwest Gas Holdings, Inc.	70	4,950
Black Hills Corp.	83	4,857
ONE Gas, Inc.	66	4,570
Spire, Inc.	67	4,545
Ormat Technologies, Inc.	67	4,537
ALLETE, Inc.	67	4,342
Northwestern Energy Group, Inc.	71	3,796
Total Utilities		88,085

Communications - 1.2%
Ciena Corp.*	168	14,248
New York Times Co. — Class A	190	9,890
Frontier Communications Parent, Inc.*	258	8,952
Chewy, Inc. — Class A*	192	6,430
Nexstar Media Group, Inc. — Class A	34	5,371
Iridium Communications, Inc.	132	3,831
Total Communications		48,722

Total Common Stocks
(Cost $2,242,102)		3,386,827

MUTUAL FUNDS† - 6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	159,811
Guggenheim Strategy Fund II2	3,259	80,974
Total Mutual Funds
(Cost $231,938)		240,785

	Face Amount
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
4.23% due 03/13/25[3,4]	$50,000	49,594
4.21% due 01/16/25[4,5]	37,000	36,939
Total U.S. Treasury Bills
(Cost $86,517)		86,533

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 7.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	$159,142	$159,142
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	125,092	125,092
Total Repurchase Agreements
(Cost $284,234)		284,234

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	2,741	2,741
Total Securities Lending Collateral
(Cost $2,741)		2,741

Total Investments - 101.5%
(Cost $2,847,532)		$4,001,120
Other Assets & Liabilities, net - (1.5)%		(57,285)
Total Net Assets - 100.0%		$3,943,835

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2025	$314,670	$(16,977)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.22% (SOFR + 0.85%)	At Maturity	03/27/25	175	$545,730	$1,471
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	173	539,862	1,452
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	03/26/25	359	1,119,823	(41,643)
							$2,205,415	$(38,720)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

110 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,386,827	$—	$—	$3,386,827
Mutual Funds	240,785	—	—	240,785
U.S. Treasury Bills	—	86,533	—	86,533
Repurchase Agreements	—	284,234	—	284,234
Securities Lending Collateral	2,741	—	—	2,741
Equity Index Swap Agreements**	—	2,923	—	2,923
Total Assets	$3,630,353	$373,690	$—	$4,004,043

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,977	$—	$—	$16,977
Equity Index Swap Agreements**	—	41,643	—	41,643
Total Liabilities	$16,977	$41,643	$—	$58,620

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$79,834	$—	$—	$—	$1,140	$80,974	3,259	$4,601
Guggenheim Ultra Short Duration Fund — Institutional Class	157,257	—	—	—	2,554	159,811	15,965	8,233
	$237,091	$—	$—	$—	$3,694	$240,785		$12,834

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 111

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $2,698 of securities loaned (cost $2,331,360)	$3,476,101
Investments in affiliated issuers, at value (cost $231,938)	240,785
Repurchase agreements, at value (cost $284,234)	284,234
Cash	27
Segregated cash with broker	534
Unrealized appreciation on OTC swap agreements	2,923
Receivables:
Dividends	4,470
Variation margin on futures contracts	680
Interest	35
Total assets	4,009,789

Liabilities:
Unrealized depreciation on OTC swap agreements	41,643
Payable for:
Swap settlement	3,360
Management fees	3,068
Return of securities lending collateral	2,741
Transfer agent fees	1,889
Fund shares redeemed	1,046
Investor service fees	861
Portfolio accounting and administration fees	189
Trustees’ fees*	39
Miscellaneous	11,118
Total liabilities	65,954
Net assets	$3,943,835

Net assets consist of:
Paid in capital	$3,171,278
Total distributable earnings (loss)	772,557
Net assets	$3,943,835
Capital shares outstanding	16,657
Net asset value per share	$236.77

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $19)	$51,233
Dividends from securities of affiliated issuers	12,834
Interest	27,551
Income from securities lending, net	81
Total investment income	91,699

Expenses:
Management fees	38,331
Investor service fees	10,647
Transfer agent fees	10,523
Professional fees	7,202
Portfolio accounting and administration fees	6,601
Interest expense	908
Custodian fees	763
Trustees’ fees*	495
Line of credit fees	21
Miscellaneous	3,910
Total expenses	79,401
Less:
Expenses reimbursed by Adviser	(4,259)
Expenses waived by Adviser	(397)
Total waived/reimbursed expenses	(4,656)
Net expenses	74,745
Net investment income	16,954

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	159,521
Swap agreements	268,435
Futures contracts	60,711
Net realized gain	488,667
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	256,742
Investments in affiliated issuers	3,694
Swap agreements	(81,207)
Futures contracts	(16,977)
Net change in unrealized appreciation (depreciation)	162,252
Net realized and unrealized gain	650,919
Net increase in net assets resulting from operations	$667,873

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

112 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,954	$21,911
Net realized gain on investments	488,667	171,912
Net change in unrealized appreciation (depreciation) on investments	162,252	525,761
Net increase in net assets resulting from operations	667,873	719,584

Distributions to shareholders	(25,946)	—

Capital share transactions:
Proceeds from sale of shares	2,467,556	2,708,618
Distributions reinvested	25,946	—
Cost of shares redeemed	(3,539,887)	(3,595,618)
Net decrease from capital share transactions	(1,046,385)	(887,000)
Net decrease in net assets	(404,458)	(167,416)

Net assets:
Beginning of year	4,348,293	4,515,709
End of year	$3,943,835	$4,348,293

Capital share activity:
Shares sold	11,130	13,907
Shares issued from reinvestment of distributions	112	—
Shares redeemed	(15,625)	(18,832)
Net decrease in shares	(4,383)	(4,925)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 113

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$206.67	$173.92	$242.90	$205.26	$193.99
Income (loss) from investment operations:
Net investment income (loss)[a]	0.90	1.04	(.22)	(1.55)	(.12)
Net gain (loss) on investments (realized and unrealized)	30.61	31.71	(56.21)	70.95	12.09
Total from investment operations	31.51	32.75	(56.43)	69.40	11.97
Less distributions from:
Net investment income	(1.41)	—	—	—	(.15)
Net realized gains	—	—	(12.55)	(31.76)	(.55)
Total distributions	(1.41)	—	(12.55)	(31.76)	(.70)
Net asset value, end of period	$236.77	$206.67	$173.92	$242.90	$205.26

Total Return[b]	15.26%	18.83%	(23.20%)	35.25%	10.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,944	$4,348	$4,516	$6,038	$4,756
Ratios to average net assets:
Net investment income (loss)	0.40%	0.56%	(0.11%)	(0.65%)	(0.47%)
Total expenses[c]	1.86%	1.89%	1.83%	1.75%	1.87%
Net expenses[d]	1.76%	1.81%	1.77%	1.69%	1.81%
Portfolio turnover rate	34%	18%	154%	56%	472%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

114 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 38.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,662
Guggenheim Strategy Fund II1	822	20,421
Total Mutual Funds
(Cost $43,902)		45,083

	Face Amount
FEDERAL AGENCY NOTES†† - 17.2%
Federal Farm Credit Bank
4.50% (U.S. Prime Rate - 3.00%, Rate Floor: 0.00%) due 01/24/25◊	$10,000	10,000
Freddie Mac
0.38% due 01/29/25	10,000	9,970
Total Federal Agency Notes
(Cost $19,970)		19,970

U.S. TREASURY BILLS†† - 8.6%
U.S. Treasury Bills
4.18% due 01/07/25[2]	10,000	9,994
Total U.S. Treasury Bills
(Cost $9,993)		9,994

FEDERAL AGENCY DISCOUNT NOTES†† - 0.9%
Fannie Mae
4.20% due 01/02/25[2]	1,000	1,000
Total Federal Agency Discount Notes
(Cost $1,000)		1,000

REPURCHASE AGREEMENTS††,3 - 39.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	25,363	25,363
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	19,936	19,936
Total Repurchase Agreements
(Cost $45,299)		45,299

Total Investments - 104.6%
(Cost $120,164)		$121,346
Other Assets & Liabilities, net - (4.6)%		(5,312)
Total Net Assets - 100.0%		$116,034

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	03/26/25	9	$28,217	$1,048
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.92% (SOFR + 0.55%)	At Maturity	03/27/25	12	38,821	(97)
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	03/27/25	17	51,657	(140)
							$118,695	$811

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,083	$—	$—	$45,083
Federal Agency Notes	—	19,970	—	19,970
U.S. Treasury Bills	—	9,994	—	9,994
Federal Agency Discount Notes	—	1,000	—	1,000
Repurchase Agreements	—	45,299	—	45,299
Equity Index Swap Agreements**	—	1,048	—	1,048
Total Assets	$45,083	$77,311	$—	$122,394

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$237	$—	$237

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,132	$—	$—	$—	$289	$20,421	822	$1,160
Guggenheim Ultra Short Duration Fund — Institutional Class	24,268	—	—	—	394	24,662	2,464	1,271
	$44,400	$—	$—	$—	$683	$45,083		$2,431

116 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $30,963)	$30,964
Investments in affiliated issuers, at value (cost $43,902)	45,083
Repurchase agreements, at value (cost $45,299)	45,299
Unrealized appreciation on OTC swap agreements	1,048
Receivables:
Swap settlement	294
Dividends	194
Interest	113
Fund shares sold	8
Total assets	123,003

Liabilities:
Unrealized depreciation on OTC swap agreements	237
Payable for:
Fund shares redeemed	6,265
Management fees	83
Transfer agent fees	55
Investor service fees	24
Portfolio accounting and administration fees	5
Trustees’ fees*	1
Miscellaneous	299
Total liabilities	6,969
Net assets	$116,034

Net assets consist of:
Paid in capital	$2,165,819
Total distributable earnings (loss)	(2,049,785)
Net assets†	$116,034
Capital shares outstanding	775
Net asset value per share†	$149.65

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$2,431
Interest	4,563
Total investment income	6,994

Expenses:
Management fees	1,216
Investor service fees	338
Transfer agent and administrative fees	340
Professional fees	220
Portfolio accounting and administration fees	209
Custodian fees	18
Trustees’ fees*	18
Miscellaneous	104
Total expenses	2,463
Less:
Expenses reimbursed by Adviser	(135)
Expenses waived by Adviser	(61)
Total waived expenses	(196)
Net expenses	2,267
Net investment income	4,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(19,154)
Net realized loss	(19,154)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3)
Investments in affiliated issuers	683
Swap agreements	1,801
Net change in unrealized appreciation (depreciation)	2,481
Net realized and unrealized loss	(16,673)
Net decrease in net assets resulting from operations	$(11,946)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 117

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,727	$6,469
Net realized loss on investments	(19,154)	(30,258)
Net change in unrealized appreciation (depreciation) on investments	2,481	(5,789)
Net decrease in net assets resulting from operations	(11,946)	(29,578)

Distributions to shareholders	(6,469)	(747)

Capital share transactions:
Proceeds from sale of shares	596,013	1,423,581
Distributions reinvested	6,469	747
Cost of shares redeemed	(596,818)	(1,504,824)
Net increase (decrease) from capital share transactions	5,664	(80,496)
Net decrease in net assets	(12,751)	(110,821)

Net assets:
Beginning of year	128,785	239,606
End of year	$116,034	$128,785

Capital share activity*:
Shares sold	3,655	7,744
Shares issued from reinvestment of distributions	43	4
Shares redeemed	(3,684)	(8,269)
Net increase (decrease) in shares	14	(520)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

118 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$169.24	$187.00	$171.52	$223.44	$300.22
Income (loss) from investment operations:
Net investment income (loss)[a]	5.55	5.80	.40	(2.20)	(3.05)
Net gain (loss) on investments (realized and unrealized)	(16.19)	(22.66)	15.08 [e]	(49.72)	(71.03)
Total from investment operations	(10.64)	(16.86)	15.48	(51.92)	(74.08)
Less distributions from:
Net investment income	(8.95)	(.90)	—	—	(2.70)
Total distributions	(8.95)	(.90)	—	—	(2.70)
Net asset value, end of period	$149.65	$169.24	$187.00	$171.52	$223.44

Total Return[b]	(6.36%)	(9.04%)	9.01%	(23.21%)	(24.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116	$129	$240	$89	$137
Ratios to average net assets:
Net investment income (loss)	3.50%	3.20%	0.21%	(1.18%)	(1.01%)
Total expenses[c]	1.82%	1.85%	1.78%	1.74%	1.88%
Net expenses[d]	1.68%	1.75%	1.71%	1.67%	1.83%
Portfolio turnover rate	—	—	9%	29%	281%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

[f]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:5 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS	December 31, 2024
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 82.5%

Technology - 41.0%
Apple, Inc.	40,247	$10,078,654
NVIDIA Corp.	65,206	8,756,514
Microsoft Corp.	19,796	8,344,014
Broadcom, Inc.	20,567	4,768,253
Advanced Micro Devices, Inc.*	10,630	1,283,998
Adobe, Inc.*	2,884	1,282,457
Intuit, Inc.	1,834	1,152,669
Texas Instruments, Inc.	5,976	1,120,560
QUALCOMM, Inc.	7,278	1,118,046
Palantir Technologies, Inc. — Class A*	14,284	1,080,299
Applied Materials, Inc.	5,400	878,202
Analog Devices, Inc.	3,251	690,708
AppLovin Corp. — Class A*	1,956	633,411
Marvell Technology, Inc.	5,674	626,693
Micron Technology, Inc.	7,298	614,200
Lam Research Corp.	8,429	608,827
Intel Corp.*	28,253	566,473
KLA Corp.	876	551,985
Cadence Design Systems, Inc.*	1,797	539,927
Crowdstrike Holdings, Inc. — Class A*	1,532	524,189
Synopsys, Inc.*	1,006	488,272
Fortinet, Inc.*	5,021	474,384
Autodesk, Inc.*	1,408	416,163
ASML Holding N.V. — Class G	581	402,680
Roper Technologies, Inc.	702	364,935
Workday, Inc. — Class A*	1,395	359,952
MicroStrategy, Inc. — Class A*	1,199	347,254
NXP Semiconductor N.V.	1,665	346,070
Paychex, Inc.	2,358	330,639
Datadog, Inc. — Class A*	2,052	293,210
Atlassian Corp. — Class A*	1,058	257,496
Electronic Arts, Inc.	1,718	251,343
Cognizant Technology Solutions Corp. — Class A	3,248	249,771
Take-Two Interactive Software, Inc.*	1,150	211,692
Microchip Technology, Inc.	3,518	201,757
ANSYS, Inc.*	573	193,290
Zscaler, Inc.*	1,005	181,312
ON Semiconductor Corp.*	2,789	175,846
GLOBALFOUNDRIES, Inc.*	3,620	155,334
MongoDB, Inc.*	484	112,680
ARM Holdings plc ADR*	839	103,499
Total Technology		51,137,658

Communications - 21.3%
Amazon.com, Inc.*	27,997	6,142,262
Meta Platforms, Inc. — Class A	5,804	3,398,300
Alphabet, Inc. — Class A	15,557	2,944,940
Alphabet, Inc. — Class C	14,735	2,806,134
Netflix, Inc.*	2,800	2,495,696
T-Mobile US, Inc.	7,602	1,677,989
Cisco Systems, Inc.	26,089	1,544,469
Booking Holdings, Inc.	217	1,078,147
Comcast Corp. — Class A	25,004	938,400
Palo Alto Networks, Inc.*	4,298	782,064
MercadoLibre, Inc.*	332	564,546
DoorDash, Inc. — Class A*	2,548	427,427
PDD Holdings, Inc. ADR*	4,375	424,331
Airbnb, Inc. — Class A*	2,836	372,679
Trade Desk, Inc. — Class A*	2,945	346,126
Charter Communications, Inc. — Class A*	931	319,119
Warner Bros Discovery, Inc.*	16,070	169,860
CDW Corp.	873	151,937
Total Communications		26,584,426

Consumer, Non-cyclical - 8.2%
PepsiCo, Inc.	8,987	1,366,563
Intuitive Surgical, Inc.*	2,333	1,217,732
Amgen, Inc.	3,521	917,713
Automatic Data Processing, Inc.	2,669	781,296
Gilead Sciences, Inc.	8,164	754,109
Vertex Pharmaceuticals, Inc.*	1,687	679,355
PayPal Holdings, Inc.*	6,567	560,494
Mondelez International, Inc. — Class A	8,759	523,175
Regeneron Pharmaceuticals, Inc.*	708	504,330
Cintas Corp.	2,642	482,693
Monster Beverage Corp.*	6,371	334,860
Keurig Dr Pepper, Inc.	8,886	285,418
Verisk Analytics, Inc. — Class A	925	254,773
AstraZeneca plc ADR	3,814	249,893
Kraft Heinz Co.	7,921	243,254
GE HealthCare Technologies, Inc.	2,993	233,993
Coca-Cola Europacific Partners plc	3,016	231,659
IDEXX Laboratories, Inc.*	536	221,604
Dexcom, Inc.*	2,559	199,014
Biogen, Inc.*	955	146,038
Total Consumer, Non-cyclical		10,187,966

Consumer, Cyclical - 7.9%
Tesla, Inc.*	9,658	3,900,287
Costco Wholesale Corp.	2,902	2,659,016
Starbucks Corp.	7,427	677,714
Marriott International, Inc. — Class A	1,820	507,671
O’Reilly Automotive, Inc.*	378	448,232
Copart, Inc.*	6,312	362,246
PACCAR, Inc.	3,434	357,204
Ross Stores, Inc.	2,173	328,710
Lululemon Athletica, Inc.*	771	294,838
Fastenal Co.	3,753	269,878
Total Consumer, Cyclical		9,805,796

Industrial - 1.5%
Honeywell International, Inc.	4,259	962,066
CSX Corp.	12,632	407,635
Axon Enterprise, Inc.*	500	297,160
Old Dominion Freight Line, Inc.	1,399	246,783
Total Industrial		1,913,644

Basic Materials - 1.0%
Linde plc	3,119	1,305,832

120 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NASDAQ-100® FUND

	Shares	Value
Utilities - 1.0%
Constellation Energy Corp.	2,049	$458,382
American Electric Power Company, Inc.	3,489	321,790
Xcel Energy, Inc.	3,762	254,010
Exelon Corp.	6,582	247,747
Total Utilities		1,281,929

Energy - 0.5%
Diamondback Energy, Inc.	1,913	313,407
Baker Hughes Co.	6,482	265,891
Total Energy		579,298

Financial - 0.1%
CoStar Group, Inc.*	2,685	192,219

Total Common Stocks
(Cost $44,642,378)		102,988,768

MUTUAL FUNDS† - 14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	909,569	9,104,781
Guggenheim Strategy Fund II1	347,696	8,640,252
Total Mutual Funds
(Cost $17,605,877)		17,745,033

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	$539,000	538,112
4.23% due 03/13/25[3,4]	300,000	297,562
Total U.S. Treasury Bills
(Cost $835,528)		835,674

REPURCHASE AGREEMENTS††,5 - 6.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	4,420,298	4,420,298
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	3,474,533	3,474,533
Total Repurchase Agreements
(Cost $7,894,831)		7,894,831

Total Investments - 103.7%
(Cost $70,978,614)		$129,464,306
Other Assets & Liabilities, net - (3.7)%		(4,613,195)
Total Net Assets - 100.0%		$124,851,111

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	12	Mar 2025	$5,093,040	$(207,634)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	61	$1,287,565	$(12,068)
Barclays Bank plc	NASDAQ-100 Index	Pay	5.37% (SOFR + 1.00%)	At Maturity	03/27/25	147	3,088,194	(28,969)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	589	12,374,683	(475,384)
							$16,750,442	$(516,421)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 121

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,988,768	$—	$—	$102,988,768
Mutual Funds	17,745,033	—	—	17,745,033
U.S. Treasury Bills	—	835,674	—	835,674
Repurchase Agreements	—	7,894,831	—	7,894,831
Total Assets	$120,733,801	$8,730,505	$—	$129,464,306

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$207,634	$—	$—	$207,634
Equity Index Swap Agreements**	—	516,421	—	516,421
Total Liabilities	$207,634	$516,421	$—	$724,055

**	This derivative is reported as unrealized appreciation/depreciation at period end.

122 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,518,558	$—	$—	$—	$121,694	$8,640,252	347,696	$490,956
Guggenheim Ultra Short Duration Fund — Institutional Class	8,959,250	—	—	—	145,531	9,104,781	909,569	469,017
	$17,477,808	$—	$—	$—	$267,225	$17,745,033		$959,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 123

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $45,477,906)	$103,824,442
Investments in affiliated issuers, at value (cost $17,605,877)	17,745,033
Repurchase agreements, at value (cost $7,894,831)	7,894,831
Segregated cash with broker	16,000
Receivables:
Fund shares sold	132,460
Dividends	111,215
Interest	974
Securities lending income	8
Total assets	129,724,963

Liabilities:
Unrealized depreciation on OTC swap agreements	516,421
Payable for:
Fund shares redeemed	3,604,463
Swap settlement	196,455
Management fees	76,939
Transfer agent fees	56,931
Variation margin on futures contracts	46,860
Investor service fees	26,268
Portfolio accounting and administration fees	11,032
Trustees’ fees*	1,146
Miscellaneous	337,337
Total liabilities	4,873,852
Net assets	$124,851,111

Net assets consist of:
Paid in capital	$64,581,354
Total distributable earnings (loss)	60,269,757
Net assets	$124,851,111
Capital shares outstanding	1,450,625
Net asset value per share	$86.07

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,234)	$855,769
Dividends from securities of affiliated issuers	959,973
Interest	393,306
Income from securities lending, net	11,169
Total investment income	2,220,217

Expenses:
Management fees	981,129
Investor service fees	327,043
Transfer agent fees	321,272
Professional fees	225,870
Portfolio accounting and administration fees	202,763
Custodian fees	17,883
Interest expense	16,594
Trustees’ fees*	14,783
Miscellaneous	162,225
Total expenses	2,269,562
Less:
Expenses reimbursed by Adviser	(65,407)
Expenses waived by Adviser	(22,621)
Total waived/reimbursed expenses	(88,028)
Net expenses	2,181,534
Net investment income	38,683

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,274,285
Swap agreements	2,518,722
Futures contracts	2,542,074
Net realized gain	12,335,081
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,444,396
Investments in affiliated issuers	267,225
Swap agreements	(608,271)
Futures contracts	(469,868)
Net change in unrealized appreciation (depreciation)	14,633,482
Net realized and unrealized gain	26,968,563
Net increase in net assets resulting from operations	$27,007,246

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

124 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,683	$279,297
Net realized gain on investments	12,335,081	10,357,538
Net change in unrealized appreciation (depreciation) on investments	14,633,482	30,019,063
Net increase in net assets resulting from operations	27,007,246	40,655,898

Distributions to shareholders	(2,864,502)	—

Capital share transactions:
Proceeds from sale of shares	291,322,507	257,963,732
Distributions reinvested	2,864,502	—
Cost of shares redeemed	(311,142,110)	(245,915,865)
Net increase (decrease) from capital share transactions	(16,955,101)	12,047,867
Net increase in net assets	7,187,643	52,703,765

Net assets:
Beginning of year	117,663,468	64,959,703
End of year	$124,851,111	$117,663,468

Capital share activity:
Shares sold	3,781,913	4,399,571
Shares issued from reinvestment of distributions	35,351	—
Shares redeemed	(4,025,970)	(4,143,834)
Net increase (decrease) in shares	(208,706)	255,737

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 125

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$70.91	$46.28	$72.89	$62.81	$48.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.16	(.17)	(.56)	(.31)
Net gain (loss) on investments (realized and unrealized)	16.84	24.47	(24.48)	16.09	21.04
Total from investment operations	16.86	24.63	(24.65)	15.53	20.73
Less distributions from:
Net investment income	(.17)	—	—	—	(.17)
Net realized gains	(1.53)	—	(1.96)	(5.45)	(6.61)
Total distributions	(1.70)	—	(1.96)	(5.45)	(6.78)
Net asset value, end of period	$86.07	$70.91	$46.28	$72.89	$62.81

Total Return[b]	23.91%	53.22%	(34.14%)	25.54%	44.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$124,851	$117,663	$64,960	$139,405	$112,787
Ratios to average net assets:
Net investment income (loss)	0.03%	0.27%	(0.30%)	(0.83%)	(0.58%)
Total expenses[c]	1.73%	1.78%	1.71%	1.63%	1.76%
Net expenses[d]	1.67%	1.73%	1.68%	1.61%	1.72%
Portfolio turnover rate	107%	151%	168%	57%	142%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

126 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 80.7%

Technology - 40.1%
Apple, Inc.	43,111	$10,795,857
NVIDIA Corp.	69,846	9,379,619
Microsoft Corp.	21,204	8,937,486
Broadcom, Inc.	22,031	5,107,667
Advanced Micro Devices, Inc.*	11,387	1,375,436
Adobe, Inc.*	3,089	1,373,616
Intuit, Inc.	1,964	1,234,374
Texas Instruments, Inc.	6,401	1,200,251
QUALCOMM, Inc.	7,796	1,197,621
Palantir Technologies, Inc. — Class A*	15,301	1,157,215
Applied Materials, Inc.	5,785	940,815
Analog Devices, Inc.	3,482	739,786
AppLovin Corp. — Class A*	2,096	678,748
Marvell Technology, Inc.	6,078	671,315
Micron Technology, Inc.	7,817	657,879
Lam Research Corp.	9,028	652,092
Intel Corp.*	30,263	606,773
KLA Corp.	939	591,683
Cadence Design Systems, Inc.*	1,924	578,085
Crowdstrike Holdings, Inc. — Class A*	1,641	561,484
Synopsys, Inc.*	1,078	523,218
Fortinet, Inc.*	5,378	508,113
Autodesk, Inc.*	1,509	446,015
ASML Holding N.V. — Class G	622	431,096
Roper Technologies, Inc.	752	390,927
Workday, Inc. — Class A*	1,495	385,755
MicroStrategy, Inc. — Class A*	1,284	371,872
NXP Semiconductor N.V.	1,783	370,597
Paychex, Inc.	2,525	354,055
Datadog, Inc. — Class A*	2,198	314,072
Atlassian Corp. — Class A*	1,133	275,749
Electronic Arts, Inc.	1,840	269,192
Cognizant Technology Solutions Corp. — Class A	3,479	267,535
Take-Two Interactive Software, Inc.*	1,232	226,787
Microchip Technology, Inc.	3,768	216,095
ANSYS, Inc.*	614	207,121
Zscaler, Inc.*	1,077	194,302
ON Semiconductor Corp.*	2,988	188,393
GLOBALFOUNDRIES, Inc.*	3,878	166,405
MongoDB, Inc.*	518	120,596
ARM Holdings plc ADR*	899	110,901
Total Technology		54,776,598

Communications - 20.8%
Amazon.com, Inc.*	29,989	6,579,287
Meta Platforms, Inc. — Class A	6,217	3,640,116
Alphabet, Inc. — Class A	16,664	3,154,495
Alphabet, Inc. — Class C	15,783	3,005,714
Netflix, Inc.*	2,999	2,673,069
T-Mobile US, Inc.	8,143	1,797,405
Cisco Systems, Inc.	27,946	1,654,403
Booking Holdings, Inc.	232	1,152,673
Comcast Corp. — Class A	26,783	1,005,166
Palo Alto Networks, Inc.*	4,604	837,744
MercadoLibre, Inc.*	356	605,357
DoorDash, Inc. — Class A*	2,729	457,790
PDD Holdings, Inc. ADR*	4,687	454,592
Airbnb, Inc. — Class A*	3,037	399,092
Trade Desk, Inc. — Class A*	3,155	370,807
Charter Communications, Inc. — Class A*	998	342,085
Warner Bros Discovery, Inc.*	17,213	181,941
CDW Corp.	935	162,727
Total Communications		28,474,463

Consumer, Non-cyclical - 8.0%
PepsiCo, Inc.	9,627	1,463,882
Intuitive Surgical, Inc.*	2,499	1,304,378
Amgen, Inc.	3,772	983,134
Automatic Data Processing, Inc.	2,859	836,915
Gilead Sciences, Inc.	8,745	807,776
Vertex Pharmaceuticals, Inc.*	1,807	727,679
PayPal Holdings, Inc.*	7,035	600,438
Mondelez International, Inc. — Class A	9,383	560,446
Regeneron Pharmaceuticals, Inc.*	758	539,946
Cintas Corp.	2,830	517,041
Monster Beverage Corp.*	6,824	358,670
Keurig Dr Pepper, Inc.	9,518	305,718
Verisk Analytics, Inc. — Class A	991	272,951
AstraZeneca plc ADR	4,086	267,715
Kraft Heinz Co.	8,484	260,544
GE HealthCare Technologies, Inc.	3,206	250,645
Coca-Cola Europacific Partners plc	3,230	248,096
IDEXX Laboratories, Inc.*	575	237,728
Dexcom, Inc.*	2,741	213,167
Biogen, Inc.*	1,022	156,284
Total Consumer, Non-cyclical		10,913,153

Consumer, Cyclical - 7.7%
Tesla, Inc.*	10,345	4,177,725
Costco Wholesale Corp.	3,109	2,848,683
Starbucks Corp.	7,956	725,985
Marriott International, Inc. — Class A	1,950	543,933
O’Reilly Automotive, Inc.*	405	480,249
Copart, Inc.*	6,761	388,014
PACCAR, Inc.	3,679	382,689
Ross Stores, Inc.	2,328	352,157
Lululemon Athletica, Inc.*	826	315,871
Fastenal Co.	4,020	289,078
Total Consumer, Cyclical		10,504,384

Industrial - 1.5%
Honeywell International, Inc.	4,563	1,030,736
CSX Corp.	13,531	436,646
Axon Enterprise, Inc.*	535	317,961
Old Dominion Freight Line, Inc.	1,498	264,247
Total Industrial		2,049,590

Basic Materials - 1.0%
Linde plc	3,341	1,398,776

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 127

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.0%
Constellation Energy Corp.	2,195	$491,043
American Electric Power Company, Inc.	3,737	344,664
Xcel Energy, Inc.	4,029	272,038
Exelon Corp.	7,051	265,400
Total Utilities		1,373,145

Energy - 0.5%
Diamondback Energy, Inc.	2,049	335,687
Baker Hughes Co.	6,943	284,802
Total Energy		620,489

Financial - 0.1%
CoStar Group, Inc.*	2,877	205,964

Total Common Stocks
(Cost $73,588,184)		110,316,562

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
4.30% due 03/06/25[1,2]	$4,000,000	3,970,706
4.21% due 01/16/25[2,3]	2,292,000	2,288,225
4.23% due 03/13/2025[1,2]	1,550,000	1,537,403
4.22 due 03/13/2025[1,2]	100,000	99,187
Total U.S. Treasury Bills
(Cost $7,893,204)		7,895,521

REPURCHASE AGREEMENTS††,4 - 17.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[1]	13,431,355	13,431,355
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[1]	10,557,590	10,557,590
Total Repurchase Agreements
(Cost $23,988,945)		23,988,945

Total Investments - 104.0%
(Cost $105,470,333)		$142,201,028
Other Assets & Liabilities, net - (4.0)%		(5,474,525)
Total Net Assets - 100.0%		$136,726,503

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	18	Mar 2025	$7,639,560	$(313,371)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.37% (SOFR + 1.00%)	At Maturity	03/27/25	574	$12,055,714	$(113,114)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	1,252	26,317,249	(246,929)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	5,537	116,347,541	(3,891,759)
							$154,720,504	$(4,251,802)

128 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$110,316,562	$—	$—	$110,316,562
U.S. Treasury Bills	—	7,895,521	—	7,895,521
Repurchase Agreements	—	23,988,945	—	23,988,945
Total Assets	$110,316,562	$31,884,466	$—	$142,201,028

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$313,371	$—	$—	$313,371
Equity Index Swap Agreements**	—	4,251,802	—	4,251,802
Total Liabilities	$313,371	$4,251,802	$—	$4,565,173

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 129

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $81,481,388)	$118,212,083
Repurchase agreements, at value (cost $23,988,945)	23,988,945
Receivables:
Fund shares sold	133,132
Dividends	35,045
Interest	2,959
Securities lending income	9
Total assets	142,372,173

Liabilities:
Unrealized depreciation on OTC swap agreements	4,251,802
Payable for:
Swap settlement	776,164
Management fees	98,400
Variation margin on futures contracts	70,290
Transfer agent fees	55,196
Investor service fees	27,333
Fund shares redeemed	10,381
Portfolio accounting and administration fees	6,013
Trustees’ fees*	1,152
Miscellaneous	348,939
Total liabilities	5,645,670
Net assets	$136,726,503

Net assets consist of:
Paid in capital	$114,121,277
Total distributable earnings (loss)	22,605,226
Net assets	$136,726,503
Capital shares outstanding	735,884
Net asset value per share	$185.80

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,148)	$775,434
Interest	1,196,445
Income from securities lending, net	9,904
Total investment income	1,981,783

Expenses:
Management fees	1,071,790
Investor service fees	297,719
Transfer agent fees	295,846
Professional fees	235,224
Portfolio accounting and administration fees	184,583
Interest expense	109,709
Custodian fees	16,761
Trustees’ fees*	14,436
Line of credit fees	390
Miscellaneous	114,398
Total expenses	2,340,856
Less:
Expenses reimbursed by Adviser	(119,086)
Net expenses	2,221,770
Net investment loss	(239,987)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,084,145
Swap agreements	15,580,892
Futures contracts	8,618,874
Net realized gain	32,283,911
Net change in unrealized appreciation (depreciation) on:
Investments	9,466,234
Swap agreements	(5,366,991)
Futures contracts	(510,664)
Net change in unrealized appreciation (depreciation)	3,588,579
Net realized and unrealized gain	35,872,490
Net increase in net assets resulting from operations	$35,632,503

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

130 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(239,987)	$(227,573)
Net realized gain on investments	32,283,911	28,848,302
Net change in unrealized appreciation (depreciation) on investments	3,588,579	30,132,618
Net increase in net assets resulting from operations	35,632,503	58,753,347

Capital share transactions:
Proceeds from sale of shares	1,160,498,367	682,258,019
Cost of shares redeemed	(1,179,071,524)	(653,572,542)
Net increase (decrease) from capital share transactions	(18,573,157)	28,685,477
Net increase in net assets	17,059,346	87,438,824

Net assets:
Beginning of year	119,667,157	32,228,333
End of year	$136,726,503	$119,667,157

Capital share activity:
Shares sold	7,384,669	7,093,575
Shares redeemed	(7,562,684)	(6,711,535)
Net increase (decrease) in shares	(178,015)	382,040

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 131

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$130.94	$60.60	$191.98	$141.54	$91.34
Income (loss) from investment operations:
Net investment income (loss)[a]	(.32)	(.24)	(.49)	(1.74)	(.88)
Net gain (loss) on investments (realized and unrealized)	55.18	70.58	(111.42)	73.37	72.46
Total from investment operations	54.86	70.34	(111.91)	71.63	71.58
Less distributions from:
Net investment income	—	—	—	—	(.30)
Net realized gains	—	—	(19.47)	(21.19)	(21.08)
Total distributions	—	—	(19.47)	(21.19)	(21.38)
Net asset value, end of period	$185.80	$130.94	$60.60	$191.98	$141.54

Total Return[b]	41.90%	116.07%	(61.04%)	53.45%	86.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,727	$119,667	$32,228	$151,069	$131,049
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.25%)	(0.47%)	(1.05%)	(0.83%)
Total expenses[c]	1.97%	2.08%	1.86%	1.78%	1.91%
Net expenses[d]	1.87%	2.01%	1.79%	1.74%	1.87%
Portfolio turnover rate	623%	564%	860%	392%	663%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

132 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 35.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$187,834
Guggenheim Strategy Fund II1	7,386	183,543
Total Mutual Funds
(Cost $368,699)		371,377

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.3%
Federal Home Loan Bank
4.50% due 01/02/25[2]	$100,000	99,988
Fannie Mae
4.17% due 01/02/25[2]	50,000	49,994
Total Federal Agency Discount Notes
(Cost $149,982)		149,982

FEDERAL AGENCY NOTES†† - 9.5%
Federal Farm Credit Bank
5.00% due 01/07/25	100,000	100,006
Total Federal Agency Notes
(Cost $100,003)		100,006

U.S. TREASURY BILLS†† - 9.5%
U.S. Treasury Bills
4.18% due 01/07/25[2]	100,000	99,943
Total U.S. Treasury Bills
(Cost $99,930)		99,943

REPURCHASE AGREEMENTS††,3 - 12.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	75,011	75,011
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	58,961	58,961
Total Repurchase Agreements
(Cost $133,972)		133,972

Total Investments - 81.5%
(Cost $852,586)		$855,280
Other Assets & Liabilities, net - 18.5%		194,395
Total Net Assets - 100.0%		$1,049,675

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	14	$303,657	$11,650
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/27/25	17	356,932	3,352
Barclays Bank plc	NASDAQ-100 Index	Receive	5.02% (SOFR + 0.65%)	At Maturity	03/27/25	18	371,777	3,024
							$1,032,366	$18,026

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$371,377	$—	$—	$371,377
Federal Agency Discount Notes	—	149,982	—	149,982
Federal Agency Notes	—	100,006	—	100,006
U.S. Treasury Bills	—	99,943	—	99,943
Repurchase Agreements	—	133,972	—	133,972
Equity Index Swap Agreements**	—	18,026	—	18,026
Total Assets	$371,377	$501,929	$—	$873,306

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,958	$—	$—	$—	$2,585	$183,543	7,386	$10,429
Guggenheim Ultra Short Duration Fund — Institutional Class	184,832	—	—	—	3,002	187,834	18,765	9,676
	$365,790	$—	$—	$—	$5,587	$371,377		$20,105

134 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $349,915)	$349,931
Investments in affiliated issuers, at value (cost $368,699)	371,377
Repurchase agreements, at value (cost $133,972)	133,972
Segregated cash with broker	32,000
Unrealized appreciation on OTC swap agreements	18,026
Receivables:
Swap settlement	78,928
Fund shares sold	65,601
Interest	2,433
Dividends	1,608
Total assets	1,053,876

Liabilities:
Payable for:
Professional fees	1,600
Management fees	759
Transfer agent fees	489
Printing fees	424
Investor service fees	222
Licensing fees	220
Portfolio accounting and administration fees	49
Fund shares redeemed	17
Trustees’ fees*	9
Miscellaneous	412
Total liabilities	4,201
Net assets	$1,049,675

Net assets consist of:
Paid in capital	$10,738,595
Total distributable earnings (loss)	(9,688,920)
Net assets	$1,049,675
Capital shares outstanding†	8,148
Net asset value per share†	$128.82

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$20,105
Interest	35,895
Total investment income	56,000

Expenses:
Management fees	9,624
Transfer agent fees	2,715
Investor service fees	2,673
Professional fees	1,946
Portfolio accounting and administration fees	1,657
Custodian fees	146
Trustees’ fees*	132
Miscellaneous	1,028
Total expenses	19,921
Less:
Expenses reimbursed by Adviser	(1,069)
Expenses waived by Adviser	(467)
Total waived/reimbursed expenses	(1,536)
Net expenses	18,385
Net investment income	37,615

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(157,037)
Futures contracts	(3,902)
Net realized loss	(160,939)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(12)
Investments in affiliated issuers	5,587
Swap agreements	23,215
Net change in unrealized appreciation (depreciation)	28,790
Net realized and unrealized loss	(132,149)
Net decrease in net assets resulting from operations	$(94,534)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 135

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,615	$91,254
Net realized loss on investments	(160,939)	(1,400,353)
Net change in unrealized appreciation (depreciation) on investments	28,790	(261,076)
Net decrease in net assets resulting from operations	(94,534)	(1,570,175)

Distributions to shareholders	(91,254)	(9,114)

Capital share transactions:
Proceeds from sale of shares	14,170,122	27,111,826
Distributions reinvested	91,254	9,114
Cost of shares redeemed	(14,044,929)	(33,221,448)
Net increase (decrease) from capital share transactions	216,447	(6,100,508)
Net increase (decrease) in net assets	30,659	(7,679,797)

Net assets:
Beginning of year	1,019,016	8,698,813
End of year	$1,049,675	$1,019,016

Capital Share Activity*:
Shares sold	98,606	134,059
Shares issued from reinvestment of distributions	674	51
Shares redeemed	(97,058)	(162,407)
Net increase (decrease) in shares	2,222	(28,297)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

136 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]	Year Ended December 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$171.96	$254.18	$188.58	$252.98	$412.15
Income (loss) from investment operations:
Net investment income (loss)[a]	5.20	6.90	.30	(2.70)	(3.30)
Net gain (loss) on investments (realized and unrealized)	(31.44)	(87.72)	65.30	(61.70)	(152.87)
Total from investment operations	(26.24)	(80.82)	65.60	(64.40)	(156.17)
Less distributions from:
Net investment income	(16.90)	(1.40)	—	—	(3.00)
Total distributions	(16.90)	(1.40)	—	—	(3.00)
Net asset value, end of period	$128.82	$171.96	$254.18	$188.58	$252.98

Total Return[b]	(15.79%)	(31.85%)	34.78%	(25.45%)	(38.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,050	$1,019	$8,699	$1,653	$464
Ratios to average net assets:
Net investment income (loss)	3.52%	3.25%	0.12%	(1.23%)	(0.93%)
Total expenses[c]	1.86%	1.90%	1.94%	1.78%	1.92%
Net expenses[d]	1.72%	1.81%	1.88%	1.71%	1.87%
Portfolio turnover rate	—	—	63%	430%	681%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:10 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 137

SCHEDULE OF INVESTMENTS	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 36.3%

Financial - 8.9%
FTAI Aviation Ltd.	44	$6,338
SouthState Corp.	33	3,283
Old National Bancorp	137	2,974
Jackson Financial, Inc. — Class A	33	2,874
Cadence Bank	79	2,722
Ryman Hospitality Properties, Inc. REIT	25	2,609
Mr Cooper Group, Inc.*	27	2,592
Hamilton Lane, Inc. — Class A	17	2,517
Glacier Bancorp, Inc.	50	2,511
Terreno Realty Corp. REIT	42	2,484
Essent Group Ltd.	45	2,450
Selective Insurance Group, Inc.	26	2,432
Essential Properties Realty Trust, Inc. REIT	76	2,377
Kite Realty Group Trust REIT	94	2,373
Home BancShares, Inc.	81	2,292
Moelis & Co. — Class A	31	2,290
CareTrust REIT, Inc.	80	2,164
UMB Financial Corp.	19	2,144
United Bankshares, Inc.	57	2,140
SL Green Realty Corp. REIT	31	2,106
Piper Sandler Cos.	7	2,100
Hancock Whitney Corp.	38	2,079
Radian Group, Inc.	65	2,062
First Financial Bankshares, Inc.	57	2,055
Macerich Co. REIT	103	2,052
Upstart Holdings, Inc.*	33	2,032
Phillips Edison & Company, Inc. REIT	53	1,985
MARA Holdings, Inc.*	118	1,979
Independence Realty Trust, Inc. REIT	98	1,944
ServisFirst Bancshares, Inc.	22	1,864
American Healthcare REIT, Inc.	65	1,847
Valley National Bancorp	203	1,839
Ameris Bancorp	29	1,815
Sabra Health Care REIT, Inc.	100	1,732
United Community Banks, Inc.	52	1,680
Axos Financial, Inc.*	24	1,676
CNO Financial Group, Inc.	45	1,674
Associated Banc-Corp.	70	1,673
Enstar Group Ltd.*	5	1,610
PJT Partners, Inc. — Class A	10	1,578
Tanger, Inc. REIT	46	1,570
Texas Capital Bancshares, Inc.*	20	1,564
StepStone Group, Inc. — Class A	27	1,563
COPT Defense Properties REIT	49	1,517
Apple Hospitality REIT, Inc.	98	1,504
Fulton Financial Corp.	78	1,504
Atlantic Union Bankshares Corp.	39	1,477
International Bancshares Corp.	23	1,453
Eastern Bankshares, Inc.	84	1,449
Cathay General Bancorp	30	1,428
BGC Group, Inc. — Class A	157	1,422
Community Financial System, Inc.	23	1,419
WSFS Financial Corp.	26	1,381
PotlatchDeltic Corp. REIT	35	1,374
Walker & Dunlop, Inc.	14	1,361
Bread Financial Holdings, Inc.	22	1,343
HA Sustainable Infrastructure Capital, Inc.	49	1,315
Cushman & Wakefield plc*	100	1,308
Blackstone Mortgage Trust, Inc. — Class A REIT	75	1,306
First BanCorp	70	1,301
Broadstone Net Lease, Inc. REIT	82	1,301
Genworth Financial, Inc. — Class A*	186	1,300
Douglas Emmett, Inc. REIT	70	1,299
NMI Holdings, Inc. — Class A*	34	1,250
National Health Investors, Inc. REIT	18	1,247
McGrath RentCorp	11	1,230
PennyMac Financial Services, Inc.	12	1,226
BankUnited, Inc.	32	1,221
CVB Financial Corp.	57	1,220
Bank of Hawaii Corp.	17	1,211
Riot Platforms, Inc.*	118	1,205
Simmons First National Corp. — Class A	54	1,198
Victory Capital Holdings, Inc. — Class A	18	1,178
StoneX Group, Inc.*	12	1,176
Artisan Partners Asset Management, Inc. — Class A	27	1,162
Palomar Holdings, Inc.*	11	1,161
Independent Bank Corp.	18	1,155
Outfront Media, Inc. REIT	64	1,135
Baldwin Insurance Group, Inc. — Class A*	29	1,124
Urban Edge Properties REIT	52	1,118
Burford Capital Ltd.	87	1,109
Cohen & Steers, Inc.	12	1,108
Arbor Realty Trust, Inc. REIT[1]	80	1,108
First Interstate BancSystem, Inc. — Class A	34	1,104
Heartland Financial USA, Inc.	18	1,103
First Financial Bancorp	41	1,102
Core Scientific, Inc.*	78	1,096
Four Corners Property Trust, Inc. REIT	40	1,086
Goosehead Insurance, Inc. — Class A*	10	1,072
Acadia Realty Trust REIT	44	1,063
TowneBank	31	1,056
Enova International, Inc.*	11	1,055
BancFirst Corp.	9	1,055
Bancorp, Inc.*	20	1,053
Sunstone Hotel Investors, Inc. REIT	88	1,042
Park National Corp.	6	1,029
Flagstar Financial, Inc.	110	1,026
LXP Industrial Trust REIT	126	1,023
Pacific Premier Bancorp, Inc.	41	1,022
Provident Financial Services, Inc.	54	1,019
Banner Corp.	15	1,002
First Merchants Corp.	25	997
Seacoast Banking Corporation of Florida	36	991
Independent Bank Group, Inc.	16	971
Renasant Corp.	27	965
NBT Bancorp, Inc.	20	955
Retail Opportunity Investments Corp. REIT	54	937
WaFd, Inc.	29	935

138 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Curbline Properties Corp. REIT	40	$929
Banc of California, Inc.	60	928
Compass, Inc. — Class A*	158	924
Trustmark Corp.	26	920
Triumph Financial, Inc.*	10	909
Enterprise Financial Services Corp.	16	902
Cleanspark, Inc.*	96	884
InvenTrust Properties Corp. REIT	29	874
OFG Bancorp	20	846
DiamondRock Hospitality Co. REIT	91	822
WesBanco, Inc.	25	814
Stewart Information Services Corp.	12	810
Pathward Financial, Inc.	11	809
Skyward Specialty Insurance Group, Inc.*	16	809
Lemonade, Inc.*	22	807
Innovative Industrial Properties, Inc. REIT	12	800
Mercury General Corp.	12	798
Farmer Mac — Class C	4	788
Stock Yards Bancorp, Inc.	11	788
FB Financial Corp.	15	773
LendingClub Corp.*	47	761
Lakeland Financial Corp.	11	756
First Bancorp	17	747
First Commonwealth Financial Corp.	44	744
Newmark Group, Inc. — Class A	58	743
Bank of NT Butterfield & Son Ltd.	20	731
Northwest Bancshares, Inc.	55	725
St. Joe Co.	16	719
Hut 8 Corp.*	35	717
City Holding Co.	6	711
Horace Mann Educators Corp.	18	706
SiriusPoint Ltd.*	43	705
Pebblebrook Hotel Trust REIT	52	705
National Bank Holdings Corp. — Class A	16	689
Trupanion, Inc.*	14	675
RLJ Lodging Trust REIT	66	674
Compass Diversified Holdings	29	669
Virtus Investment Partners, Inc.	3	662
LTC Properties, Inc. REIT	19	656
Xenia Hotels & Resorts, Inc. REIT	44	654
S&T Bancorp, Inc.	17	650
Nelnet, Inc. — Class A	6	641
Sandy Spring Bancorp, Inc.	19	640
Global Net Lease, Inc. REIT	87	635
Customers Bancorp, Inc.*	13	633
Getty Realty Corp. REIT	21	633
WisdomTree, Inc.	60	630
Nicolet Bankshares, Inc.	6	629
Veritex Holdings, Inc.	23	625
Hope Bancorp, Inc.	50	614
TriCo Bancshares	14	612
Empire State Realty Trust, Inc. — Class A REIT	58	599
Stellar Bancorp, Inc.	21	595
Live Oak Bancshares, Inc.	15	593
Elme Communities REIT	38	580
Westamerica BanCorp	11	577
Hilltop Holdings, Inc.	20	573
Alexander & Baldwin, Inc. REIT	32	568
Uniti Group, Inc. REIT*	103	567
Terawulf, Inc.*	100	566
Veris Residential, Inc. REIT	34	565
QCR Holdings, Inc.	7	564
Apartment Investment and Management Co. — Class A REIT	62	564
Employers Holdings, Inc.	11	564
JBG SMITH Properties REIT	36	553
American Assets Trust, Inc. REIT	21	551
Perella Weinberg Partners	23	548
Ladder Capital Corp. — Class A REIT	49	548
First Busey Corp.	23	542
Berkshire Hills Bancorp, Inc.	19	540
Apollo Commercial Real Estate Finance, Inc. REIT	62	537
Two Harbors Investment Corp. REIT	45	532
UMH Properties, Inc. REIT	28	529
Pagseguro Digital Ltd. — Class A*	82	513
Safety Insurance Group, Inc.	6	494
Chimera Investment Corp. REIT	35	490
Kennedy-Wilson Holdings, Inc.	49	489
Piedmont Office Realty Trust, Inc. — Class A REIT	53	485
German American Bancorp, Inc.	12	483
PennyMac Mortgage Investment Trust REIT	38	478
Encore Capital Group, Inc.*	10	478
Ready Capital Corp. REIT	70	477
Easterly Government Properties, Inc. REIT	42	477
Cannae Holdings, Inc.	24	477
Peoples Bancorp, Inc.	15	475
1st Source Corp.	8	467
HCI Group, Inc.	4	466
Dime Community Bancshares, Inc.	15	461
First Bancshares, Inc.	13	455
NETSTREIT Corp. REIT	32	453
OceanFirst Financial Corp.	25	453
Navient Corp.	34	452
Brookline Bancorp, Inc.	38	448
MFA Financial, Inc. REIT	44	448
Franklin BSP Realty Trust, Inc. REIT	35	439
Ellington Financial, Inc. REIT	36	436
Origin Bancorp, Inc.	13	433
Preferred Bank/Los Angeles CA	5	432
Coastal Financial Corp.*	5	425
Enact Holdings, Inc.	13	421
NexPoint Residential Trust, Inc. REIT	10	418
AMERISAFE, Inc.	8	412
Brandywine Realty Trust REIT	73	409
Tompkins Financial Corp.	6	407
Safehold, Inc. REIT	22	407
eXp World Holdings, Inc.	35	403
Redfin Corp.*	51	401
Centerspace REIT	6	397

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Bank First Corp.	4	$396
ARMOUR Residential REIT, Inc.	21	396
Paramount Group, Inc. REIT*	80	395
Premier Financial Corp.	15	384
Marcus & Millichap, Inc.	10	383
Southside Bancshares, Inc.	12	381
Fidelis Insurance Holdings Ltd.	21	381
Byline Bancorp, Inc.	13	377
Burke & Herbert Financial Services Corp.	6	374
Redwood Trust, Inc. REIT	57	372
Community Trust Bancorp, Inc.	7	371
First Mid Bancshares, Inc.	10	368
Heritage Financial Corp.	15	368
ConnectOne Bancorp, Inc.	16	367
PRA Group, Inc.*	17	355
Dynex Capital, Inc. REIT	28	354
Univest Financial Corp.	12	354
ProAssurance Corp.*	22	350
Central Pacific Financial Corp.	12	349
Cipher Mining, Inc.*	75	348
Eagle Bancorp, Inc.	13	338
Old Second Bancorp, Inc.	19	338
F&G Annuities & Life, Inc.	8	332
Hamilton Insurance Group Ltd. — Class B*	17	323
FTAI Infrastructure, Inc.	44	319
Capitol Federal Financial, Inc.	54	319
Acadian Asset Management, Inc.	12	316
BrightSpire Capital, Inc. REIT	56	316
Summit Hotel Properties, Inc. REIT	46	315
Independent Bank Corp.	9	313
Mercantile Bank Corp.	7	311
Hanmi Financial Corp.	13	307
NB Bancorp, Inc.*	17	307
Horizon Bancorp, Inc.	19	306
SITE Centers Corp. REIT	20	306
CrossFirst Bankshares, Inc.*	20	303
Plymouth Industrial REIT, Inc.	17	303
Whitestone REIT — Class B	21	298
Armada Hoffler Properties, Inc. REIT	29	297
CBL & Associates Properties, Inc. REIT	10	294
Orrstown Financial Services, Inc.	8	293
Metropolitan Bank Holding Corp.*	5	292
International Money Express, Inc.*	14	292
First Community Bankshares, Inc.	7	291
Amerant Bancorp, Inc.	13	291
Root, Inc. — Class A*	4	290
Republic Bancorp, Inc. — Class A	4	279
Patria Investments Ltd. — Class A	24	279
Gladstone Commercial Corp. REIT	17	276
Northeast Bank	3	275
Amalgamated Financial Corp.	8	268
Brookfield Business Corp. — Class A	11	267
TrustCo Bank Corporation NY	8	266
Dave, Inc.*	3	261
Business First Bancshares, Inc.	10	257
Camden National Corp.	6	256
United Fire Group, Inc.	9	256
Metrocity Bankshares, Inc.	8	256
Merchants Bancorp	7	255
Equity Bancshares, Inc. — Class A	6	255
Hingham Institution For Savings	1	254
KKR Real Estate Finance Trust, Inc. REIT	25	252
Heritage Commerce Corp.	26	244
Hippo Holdings, Inc.*	9	241
Ambac Financial Group, Inc.*	19	240
Great Southern Bancorp, Inc.	4	239
Esquire Financial Holdings, Inc.	3	238
Investors Title Co.	1	237
New York Mortgage Trust, Inc. REIT	39	236
First Financial Corp.	5	231
Community Healthcare Trust, Inc. REIT	12	231
Southern Missouri Bancorp, Inc.	4	230
Tiptree, Inc. — Class A	11	229
Farmers National Banc Corp.	16	228
P10, Inc. — Class A	18	227
NerdWallet, Inc. — Class A*	17	226
World Acceptance Corp.*	2	225
Peapack-Gladstone Financial Corp.	7	224
CNB Financial Corp.	9	224
Farmland Partners, Inc. REIT	19	223
Universal Health Realty Income Trust REIT	6	223
GCM Grosvenor, Inc. — Class A	18	221
Capital City Bank Group, Inc.	6	220
Midland States Bancorp, Inc.	9	220
Washington Trust Bancorp, Inc.	7	219
Diversified Healthcare Trust REIT	95	219
SmartFinancial, Inc.	7	217
Selectquote, Inc.*	58	216
TPG RE Finance Trust, Inc. REIT	25	213
Five Star Bancorp	7	211
Universal Insurance Holdings, Inc.	10	211
Shore Bancshares, Inc.	13	206
Peoples Financial Services Corp.	4	205
HomeTrust Bancshares, Inc.	6	202
HarborOne Bancorp, Inc.	17	201
Arrow Financial Corp.	7	201
Global Medical REIT, Inc.	26	201
Alexander’s, Inc. REIT	1	200
Northfield Bancorp, Inc.	17	198
CTO Realty Growth, Inc. REIT	10	197
Saul Centers, Inc. REIT	5	194
Alerus Financial Corp.	10	192
Financial Institutions, Inc.	7	191
One Liberty Properties, Inc. REIT	7	191
Columbia Financial, Inc.*	12	190
Real Brokerage, Inc.*	41	189
Chatham Lodging Trust REIT	21	188
NET Lease Office Properties REIT	6	187
FRP Holdings, Inc.*	6	184
Bar Harbor Bankshares	6	183
Service Properties Trust REIT	71	180

140 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Orchid Island Capital, Inc. REIT[1]	23	$179
Hudson Pacific Properties, Inc. REIT*	59	179
Peakstone Realty Trust REIT	16	177
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	177
Carter Bankshares, Inc.*	10	176
MidWestOne Financial Group, Inc.	6	175
South Plains Financial, Inc.	5	174
Sierra Bancorp	6	174
Mid Penn Bancorp, Inc.	6	173
Flushing Financial Corp.	12	171
Kearny Financial Corp.	24	170
Third Coast Bancshares, Inc.*	5	170
Invesco Mortgage Capital, Inc. REIT	21	169
Greenlight Capital Re Ltd. — Class A*	12	168
Claros Mortgage Trust, Inc.*	37	167
Bank of Marin Bancorp	7	166
Gladstone Land Corp. REIT	15	163
ACNB Corp.	4	159
Enterprise Bancorp, Inc.	4	158
Northrim BanCorp, Inc.	2	156
Diamond Hill Investment Group, Inc.	1	155
LendingTree, Inc.*	4	155
West BanCorp, Inc.	7	152
Bit Digital, Inc.*	51	149
California BanCorp*	9	149
Civista Bancshares, Inc.	7	147
RMR Group, Inc. — Class A	7	144
First Internet Bancorp	4	144
RBB Bancorp	7	143
First Foundation, Inc.	23	143
First Business Financial Services, Inc.	3	139
Home Bancorp, Inc.	3	139
Anywhere Real Estate, Inc.*	42	139
First Bancorp, Inc.	5	137
Regional Management Corp.	4	136
Community West Bancshares	7	136
Ares Commercial Real Estate Corp. REIT	23	135
American Coastal Insurance Corp.	10	135
BayCom Corp.	5	134
Southern States Bancshares, Inc.	4	133
HBT Financial, Inc.	6	131
Unity Bancorp, Inc.	3	131
NewtekOne, Inc.	10	128
First Bank/Hamilton NJ	9	127
Citizens Financial Services, Inc.	2	127
Legacy Housing Corp.*	5	123
FS Bancorp, Inc.	3	123
MBIA, Inc.	19	123
Northeast Community Bancorp, Inc.	5	122
Bridgewater Bancshares, Inc.*	9	122
Heritage Insurance Holdings, Inc.*	10	121
Southern First Bancshares, Inc.*	3	119
Postal Realty Trust, Inc. — Class A REIT	9	117
Capital Bancorp, Inc.	4	114
Colony Bankcorp, Inc.	7	113
Citizens & Northern Corp.	6	112
Atlanticus Holdings Corp.*	2	112
Orange County Bancorp, Inc.	2	111
Donegal Group, Inc. — Class A	7	108
Red River Bancshares, Inc.	2	108
Chicago Atlantic Real Estate Finance, Inc. REIT	7	108
ChoiceOne Financial Services, Inc.	3	107
Bowhead Specialty Holdings, Inc.*	3	107
First of Long Island Corp.	9	105
Primis Financial Corp.	9	105
Ponce Financial Group, Inc.*	8	104
Guaranty Bancshares, Inc.	3	104
MVB Financial Corp.	5	103
Parke Bancorp, Inc.	5	103
Industrial Logistics Properties Trust REIT	28	102
PCB Bancorp	5	101
John Marshall Bancorp, Inc.	5	100
Fidelity D&D Bancorp, Inc.	2	98
Plumas Bancorp	2	95
Waterstone Financial, Inc.	7	94
City Office REIT, Inc.	17	94
Bankwell Financial Group, Inc.	3	93
Bank7 Corp.	2	93
Onity Group, Inc.*	3	92
Timberland Bancorp, Inc.	3	92
HomeStreet, Inc.*	8	91
BRT Apartments Corp. REIT	5	90
Orion Office REIT, Inc.	24	89
USCB Financial Holdings, Inc.	5	89
Blue Foundry Bancorp*	9	88
FVCBankcorp, Inc.*	7	88
Investar Holding Corp.	4	88
Oak Valley Bancorp	3	88
Braemar Hotels & Resorts, Inc. REIT	29	87
NexPoint Diversified Real Estate Trust REIT	14	85
RE/MAX Holdings, Inc. — Class A*	8	85
Middlefield Banc Corp.	3	84
Alpine Income Property Trust, Inc. REIT	5	84
Greene County Bancorp, Inc.	3	83
Norwood Financial Corp.	3	82
Crawford & Co. — Class A	7	81
Provident Bancorp, Inc.*	7	80
AG Mortgage Investment Trust, Inc. REIT	12	80
Seven Hills Realty Trust REIT	6	78
Velocity Financial, Inc.*	4	78
ESSA Bancorp, Inc.	4	78
Franklin Street Properties Corp. REIT	42	77
Virginia National Bankshares Corp.	2	76
LCNB Corp.	5	76
Medallion Financial Corp.	8	75
LINKBANCORP, Inc.	10	75
Silvercrest Asset Management Group, Inc. — Class A	4	74
BCB Bancorp, Inc.	6	71
Princeton Bancorp, Inc.	2	69

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
James River Group Holdings Ltd.	14	$68
AlTi Global, Inc.*	15	66
Maui Land & Pineapple Company, Inc.*	3	66
Ames National Corp.	4	66
First Financial Northwest, Inc.	3	65
Maiden Holdings Ltd.*	38	64
Nexpoint Real Estate Finance, Inc. REIT	4	63
Peoples Bancorp of North Carolina, Inc.	2	63
Granite Point Mortgage Trust, Inc. REIT	22	61
OppFi, Inc.	8	61
Sky Harbour Group Corp.*	5	60
First Western Financial, Inc.*	3	59
Star Holdings*	6	58
Advanced Flower Capital, Inc. REIT	7	58
Pioneer Bancorp, Inc.*	5	58
National Bankshares, Inc.	2	57
Kingsway Financial Services, Inc.*	6	50
Chemung Financial Corp.	1	49
NI Holdings, Inc.*	3	47
Forge Global Holdings, Inc.*	50	46
Angel Oak Mortgage REIT, Inc.	5	46
Consumer Portfolio Services, Inc.*	4	43
Sterling Bancorp, Inc.*	9	43
Paysign, Inc.*	14	42
Stratus Properties, Inc.*	2	42
B Riley Financial, Inc.*	9	41
Strawberry Fields REIT, Inc.	3	32
Transcontinental Realty Investors, Inc.*	1	30
Sunrise Realty Trust, Inc. REIT	2	28
GoHealth, Inc. — Class A*	2	27
Clipper Realty, Inc. REIT	5	23
SWK Holdings Corp.*	1	16
Roadzen, Inc.*	7	15
American Realty Investors, Inc.*	1	15
Offerpad Solutions, Inc.*	5	14
Total Financial		283,583

Consumer, Non-cyclical - 8.3%
Sprouts Farmers Market, Inc.*	43	5,464
Insmed, Inc.*	74	5,109
Vaxcyte, Inc.*	52	4,257
HealthEquity, Inc.*	37	3,550
Ensign Group, Inc.	24	3,189
REVOLUTION Medicines, Inc.*	72	3,149
Glaukos Corp.*	21	3,149
Lantheus Holdings, Inc.*	30	2,684
Halozyme Therapeutics, Inc.*	54	2,582
Madrigal Pharmaceuticals, Inc.*	8	2,469
Merit Medical Systems, Inc.*	25	2,418
Blueprint Medicines Corp.*	27	2,355
Cytokinetics, Inc.*	49	2,305
Herc Holdings, Inc.	12	2,272
Primo Brands Corp. — Class A	68	2,092
Alkermes plc*	71	2,042
RadNet, Inc.*	29	2,025
Stride, Inc.*	19	1,975
Crinetics Pharmaceuticals, Inc.*	38	1,943
Integer Holdings Corp.*	14	1,855
Cal-Maine Foods, Inc.	18	1,852
TG Therapeutics, Inc.*	60	1,806
Corcept Therapeutics, Inc.*	35	1,764
Brink’s Co.	19	1,763
Verra Mobility Corp.*	72	1,741
Krystal Biotech, Inc.*	11	1,723
CBIZ, Inc.*	21	1,718
Prestige Consumer Healthcare, Inc.*	22	1,718
Haemonetics Corp.*	22	1,718
Option Care Health, Inc.*	74	1,717
Bridgebio Pharma, Inc.*	61	1,674
ADMA Biologics, Inc.*	97	1,664
Guardant Health, Inc.*	51	1,558
Korn Ferry	23	1,551
Simply Good Foods Co.*	39	1,520
GEO Group, Inc.*	54	1,511
PTC Therapeutics, Inc.*	33	1,490
Arcellx, Inc.*	19	1,457
WD-40 Co.	6	1,456
Adtalem Global Education, Inc.*	16	1,454
PROCEPT BioRobotics Corp.*	18	1,449
Remitly Global, Inc.*	63	1,422
ICU Medical, Inc.*	9	1,397
Lancaster Colony Corp.	8	1,385
Biohaven Ltd.*	37	1,382
ABM Industries, Inc.	27	1,382
Novocure Ltd.*	46	1,371
Avidity Biosciences, Inc.*	47	1,367
Axsome Therapeutics, Inc.*	16	1,354
Rhythm Pharmaceuticals, Inc.*	24	1,344
CorVel Corp.*	12	1,335
Veracyte, Inc.*	33	1,307
Scholar Rock Holding Corp.*	30	1,297
Alarm.com Holdings, Inc.*	21	1,277
TriNet Group, Inc.	14	1,271
Alight, Inc. — Class A	183	1,266
iRhythm Technologies, Inc.*	14	1,262
Insperity, Inc.	16	1,240
Payoneer Global, Inc.*	123	1,235
Amicus Therapeutics, Inc.*	127	1,196
Nuvalent, Inc. — Class A*	15	1,174
Inari Medical, Inc.*	23	1,174
Twist Bioscience Corp.*	25	1,162
Vericel Corp.*	21	1,153
Oscar Health, Inc. — Class A*	85	1,142
Neogen Corp.*	94	1,141
LivaNova plc*	24	1,111
Denali Therapeutics, Inc.*	54	1,100
J & J Snack Foods Corp.	7	1,086
SpringWorks Therapeutics, Inc.*	30	1,084
Patterson Companies, Inc.	35	1,080
Flywire Corp.*	52	1,072
Laureate Education, Inc. — Class A*	58	1,061
Inter Parfums, Inc.	8	1,052
CoreCivic, Inc.*	48	1,043

142 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Tandem Diabetes Care, Inc.*	28	$1,009
Catalyst Pharmaceuticals, Inc.*	48	1,002
Huron Consulting Group, Inc.*	8	994
StoneCo Ltd. — Class A*	124	988
Arrowhead Pharmaceuticals, Inc.*	52	978
EVERTEC, Inc.	28	967
Protagonist Therapeutics, Inc.*	25	965
ACADIA Pharmaceuticals, Inc.*	52	954
ICF International, Inc.	8	954
Strategic Education, Inc.	10	934
Concentra Group Holdings Parent, Inc.	47	930
Ideaya Biosciences, Inc.*	36	925
NeoGenomics, Inc.*	55	906
Omnicell, Inc.*	20	890
CONMED Corp.	13	890
Tarsus Pharmaceuticals, Inc.*	16	886
Geron Corp.*	250	885
Addus HomeCare Corp.*	7	878
TransMedics Group, Inc.*	14	873
Graham Holdings Co. — Class B	1	872
Select Medical Holdings Corp.	46	867
LiveRamp Holdings, Inc.*	28	850
LeMaitre Vascular, Inc.	9	829
Edgewise Therapeutics, Inc.*	31	828
Dyne Therapeutics, Inc.*	35	825
Agios Pharmaceuticals, Inc.*	25	822
Beam Therapeutics, Inc.*	33	818
Iovance Biotherapeutics, Inc.*	110	814
Akero Therapeutics, Inc.*	29	807
Supernus Pharmaceuticals, Inc.*	22	796
Kymera Therapeutics, Inc.*	19	764
Marqeta, Inc. — Class A*	201	762
PROG Holdings, Inc.	18	761
Central Garden & Pet Co. — Class A*	23	760
Ligand Pharmaceuticals, Inc. — Class B*	7	750
Perdoceo Education Corp.	28	741
Chefs’ Warehouse, Inc.*	15	740
MannKind Corp.*	115	739
TreeHouse Foods, Inc.*	21	738
UFP Technologies, Inc.*	3	734
Recursion Pharmaceuticals, Inc. — Class A*,1	108	730
Dynavax Technologies Corp.*	57	728
Apogee Therapeutics, Inc.*	16	725
Vera Therapeutics, Inc.*	17	719
Celldex Therapeutics, Inc.*	28	708
Edgewell Personal Care Co.	21	706
Mirum Pharmaceuticals, Inc.*	17	703
John Wiley & Sons, Inc. — Class A	16	699
Surgery Partners, Inc.*	33	699
United Natural Foods, Inc.*	25	683
Summit Therapeutics, Inc.*	38	678
Teladoc Health, Inc.*	74	673
Upbound Group, Inc.	23	671
BioCryst Pharmaceuticals, Inc.*	89	669
Integra LifeSciences Holdings Corp.*	29	658
Janux Therapeutics, Inc.*	12	642
Arcutis Biotherapeutics, Inc.*	46	641
Progyny, Inc.*	37	638
Amphastar Pharmaceuticals, Inc.*	17	631
Vita Coco Company, Inc.*	17	628
US Physical Therapy, Inc.	7	621
Immunovant, Inc.*	25	619
AtriCure, Inc.*	20	611
Astrana Health, Inc.*	19	599
Helen of Troy Ltd.*	10	598
Xencor, Inc.*	26	597
Cimpress plc*	8	574
CG oncology, Inc.*	20	574
Ocular Therapeutix, Inc.*	67	572
Inmode Ltd.*	34	568
Andersons, Inc.	14	567
CRA International, Inc.	3	562
Travere Therapeutics, Inc.*	32	557
Universal Corp.	10	549
Amneal Pharmaceuticals, Inc.*	69	547
Praxis Precision Medicines, Inc.*	7	539
National Healthcare Corp.	5	538
Arvinas, Inc.*	28	537
Myriad Genetics, Inc.*	39	535
Vital Farms, Inc.*	14	528
Aurinia Pharmaceuticals, Inc.*	58	521
Viridian Therapeutics, Inc.*	27	518
Embecta Corp.	25	516
RxSight, Inc.*	15	516
STAAR Surgical Co.*	21	510
Ardelyx, Inc.*	100	507
WK Kellogg Co.	28	504
Coursera, Inc.*	59	501
MiMedx Group, Inc.*	52	500
Fresh Del Monte Produce, Inc.	15	498
Novavax, Inc.*	61	490
Nurix Therapeutics, Inc.*	26	490
Intellia Therapeutics, Inc.*	42	490
First Advantage Corp.*	26	487
Artivion, Inc.*	17	486
Barrett Business Services, Inc.	11	478
Syndax Pharmaceuticals, Inc.*	36	476
Weis Markets, Inc.	7	474
Pediatrix Medical Group, Inc.*	36	472
CareDx, Inc.*	22	471
Quanex Building Products Corp.	19	461
Arlo Technologies, Inc.*	41	459
Kforce, Inc.	8	454
Legalzoom.com, Inc.*	60	451
Soleno Therapeutics, Inc.*	10	449
Harmony Biosciences Holdings, Inc.*	13	447
Disc Medicine, Inc.*	7	444
ANI Pharmaceuticals, Inc.*	8	442
Utz Brands, Inc.	28	438
Universal Technical Institute, Inc.*	17	437
Harrow, Inc.*	13	436

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Dole plc	32	$433
Owens & Minor, Inc.*	33	431
Deluxe Corp.	19	429
National Beverage Corp.	10	427
Transcat, Inc.*	4	423
Turning Point Brands, Inc.	7	421
WaVe Life Sciences Ltd.*	34	421
Avadel Pharmaceuticals plc*	40	420
Driven Brands Holdings, Inc.*	26	420
AdaptHealth Corp.*	44	419
Brookdale Senior Living, Inc. — Class A*	83	418
Innoviva, Inc.*	24	416
Alphatec Holdings, Inc.*	44	404
Collegium Pharmaceutical, Inc.*	14	401
BrightView Holdings, Inc.*	25	400
Heidrick & Struggles International, Inc.	9	399
Neumora Therapeutics, Inc.*	37	392
BrightSpring Health Services, Inc.*	23	392
BioLife Solutions, Inc.*	15	389
Ingles Markets, Inc. — Class A	6	387
GeneDx Holdings Corp.*	5	384
LifeStance Health Group, Inc.*	52	383
AMN Healthcare Services, Inc.*	16	383
Pursuit Attractions and Hospitality, Inc.*	9	383
Pacira BioSciences, Inc.*	20	377
Healthcare Services Group, Inc.*	32	372
Krispy Kreme, Inc.	37	367
Matthews International Corp. — Class A	13	360
Arcus Biosciences, Inc.*	24	357
Rocket Pharmaceuticals, Inc.*	28	352
Zymeworks, Inc.*	24	351
Spyre Therapeutics, Inc.*	15	349
John B Sanfilippo & Son, Inc.	4	348
Pennant Group, Inc.*	13	345
Moneylion, Inc.*	4	344
Cytek Biosciences, Inc.*	53	344
Anavex Life Sciences Corp.*,1	32	344
Hackett Group, Inc.	11	338
Enliven Therapeutics, Inc.*	15	338
Udemy, Inc.*	41	337
Avid Bioservices, Inc.*	27	333
Pliant Therapeutics, Inc.*	25	329
Monro, Inc.	13	322
ArriVent Biopharma, Inc.*	12	320
Avanos Medical, Inc.*	20	318
Kiniksa Pharmaceuticals International plc*	16	316
Cogent Biosciences, Inc.*	40	312
SunOpta, Inc.*	40	308
Adaptive Biotechnologies Corp.*	50	300
Repay Holdings Corp.*	39	298
Axogen, Inc.*	18	297
Liquidia Corp.*	25	294
Castle Biosciences, Inc.*	11	293
Mister Car Wash, Inc.*	40	292
Poseida Therapeutics, Inc.*	30	288
Herbalife Ltd.*	43	288
Vir Biotechnology, Inc.*	39	286
Day One Biopharmaceuticals, Inc.*	22	279
SpartanNash Co.	15	275
89bio, Inc.*	35	274
Mission Produce, Inc.*	19	273
Ironwood Pharmaceuticals, Inc. — Class A*	61	270
Kura Oncology, Inc.*	31	270
Cullinan Therapeutics, Inc.*	22	268
Replimune Group, Inc.*	22	266
Evolus, Inc.*	24	265
Orthofix Medical, Inc.*	15	262
Maravai LifeSciences Holdings, Inc. — Class A*	48	262
Sezzle, Inc.*	1	256
Cross Country Healthcare, Inc.*	14	254
agilon health, Inc.*	133	253
SI-BONE, Inc.*	18	252
Prothena Corporation plc*	18	249
Varex Imaging Corp.*	17	248
Cass Information Systems, Inc.	6	245
Green Dot Corp. — Class A*	23	245
Honest Company, Inc.*	35	242
Hain Celestial Group, Inc.*	39	240
Paysafe Ltd.*	14	239
Carriage Services, Inc. — Class A	6	239
Surmodics, Inc.*	6	238
Omeros Corp.*	24	237
MGP Ingredients, Inc.	6	236
B&G Foods, Inc.	34	234
Immunome, Inc.*	22	234
Ennis, Inc.	11	232
ZipRecruiter, Inc. — Class A*	31	224
Altimmune, Inc.*	31	223
PACS Group, Inc.*	17	223
ARS Pharmaceuticals, Inc.*	21	222
Dianthus Therapeutics, Inc.*	10	218
ORIC Pharmaceuticals, Inc.*	27	218
Pacific Biosciences of California, Inc.*	119	218
Cargo Therapeutics, Inc.*	15	216
Mind Medicine MindMed, Inc.*	31	216
KinderCare Learning Companies, Inc.*	12	214
ACCO Brands Corp.	40	210
OPKO Health, Inc.*	142	209
Nuvation Bio, Inc.*	78	207
Xeris Biopharma Holdings, Inc.*	61	207
Paragon 28, Inc.*	20	207
Keros Therapeutics, Inc.*	13	206
Tourmaline Bio, Inc.*	10	203
Arbutus Biopharma Corp.*	61	199
CorMedix, Inc.*	24	194
Hertz Global Holdings, Inc.*	53	194
Erasca, Inc.*	77	193
Humacyte, Inc.*	38	192
Willdan Group, Inc.*	5	190
Entrada Therapeutics, Inc.*	11	190

144 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Annexon, Inc.*	37	$190
Phibro Animal Health Corp. — Class A	9	189
Franklin Covey Co.*	5	188
MaxCyte, Inc.*	45	187
DocGo, Inc.*	44	187
Septerna, Inc.*	8	183
Kelly Services, Inc. — Class A	13	181
Esperion Therapeutics, Inc.*,1	82	180
USANA Health Sciences, Inc.*	5	179
Calavo Growers, Inc.	7	178
Relay Therapeutics, Inc.*	43	177
Verve Therapeutics, Inc.*	31	175
Lincoln Educational Services Corp.*	11	174
Distribution Solutions Group, Inc.*	5	172
Enhabit, Inc.*	22	172
Tactile Systems Technology, Inc.*	10	171
Limoneira Co.	7	171
Akebia Therapeutics, Inc.*	90	171
Quanterix Corp.*	16	170
Astria Therapeutics, Inc.*	19	170
Arcturus Therapeutics Holdings, Inc.*	10	170
Bioventus, Inc. — Class A*	16	168
Zimvie, Inc.*	12	167
Fulgent Genetics, Inc.*	9	166
Nano-X Imaging Ltd.*	23	166
Stoke Therapeutics, Inc.*	15	165
iRadimed Corp.	3	165
Community Health Systems, Inc.*	55	164
Aura Biosciences, Inc.*	20	164
EyePoint Pharmaceuticals, Inc.*	22	164
OrthoPediatrics Corp.*	7	162
UroGen Pharma Ltd.*	15	160
Natural Grocers by Vitamin Cottage, Inc.	4	159
ImmunityBio, Inc.*	62	159
Seneca Foods Corp. — Class A*	2	158
Treace Medical Concepts, Inc.*	21	156
Central Garden & Pet Co.*	4	155
REGENXBIO, Inc.*	20	155
Capricor Therapeutics, Inc.*	11	152
American Public Education, Inc.*	7	151
Theravance Biopharma, Inc.*	16	151
Zevra Therapeutics, Inc.*	18	150
Mineralys Therapeutics, Inc.*	12	148
AngioDynamics, Inc.*	16	147
LENZ Therapeutics, Inc.	5	144
KalVista Pharmaceuticals, Inc.*	17	144
Tejon Ranch Co.*	9	143
OmniAb, Inc.*	40	142
Avita Medical, Inc.*	11	141
Spire Global, Inc.*	10	141
Bicara Therapeutics, Inc.*	8	139
Kodiak Sciences, Inc.*	14	139
Pulse Biosciences, Inc.*	8	139
Terns Pharmaceuticals, Inc.*	25	138
Revance Therapeutics, Inc.*	45	137
Target Hospitality Corp.*	14	135
Rigel Pharmaceuticals, Inc.*	8	135
Celcuity, Inc.*	10	131
Savara, Inc.*	42	129
Village Super Market, Inc. — Class A	4	128
Fulcrum Therapeutics, Inc.*	27	127
Y-mAbs Therapeutics, Inc.*	16	125
Tyra Biosciences, Inc.*	9	125
Sage Therapeutics, Inc.*	23	125
National Research Corp. — Class A	7	123
CompoSecure, Inc. — Class A	8	123
4D Molecular Therapeutics, Inc.*	22	123
Phathom Pharmaceuticals, Inc.*	15	122
Taysha Gene Therapies, Inc.*	70	121
Viemed Healthcare, Inc.*	15	120
SIGA Technologies, Inc.	20	120
Cerus Corp.*	78	120
Vanda Pharmaceuticals, Inc.*	25	120
Resources Connection, Inc.	14	119
AnaptysBio, Inc.*	9	119
Quantum-Si, Inc.*	44	119
Korro Bio, Inc.*	3	114
Aquestive Therapeutics, Inc.*	32	114
Atea Pharmaceuticals, Inc.*	34	114
Voyager Therapeutics, Inc.*	20	113
OraSure Technologies, Inc.*	31	112
Mama’s Creations, Inc.*	14	111
ChromaDex Corp.*	21	111
Aldeyra Therapeutics, Inc.*	22	110
Accolade, Inc.*	32	109
TrueBlue, Inc.*	13	109
Pulmonx Corp.*	16	109
Semler Scientific, Inc.*	2	108
Trevi Therapeutics, Inc.*	26	107
Jasper Therapeutics, Inc.*	5	107
Blade Air Mobility, Inc.*	25	106
Custom Truck One Source, Inc.*	22	106
Aveanna Healthcare Holdings, Inc.*	23	105
Olaplex Holdings, Inc.*	60	104
MeiraGTx Holdings plc*	17	103
ACELYRIN, Inc.*	32	100
European Wax Center, Inc. — Class A*	15	100
Organogenesis Holdings, Inc.*	31	99
Olema Pharmaceuticals, Inc.*	17	99
Anika Therapeutics, Inc.*	6	99
Allogene Therapeutics, Inc.*	46	98
Beyond Meat, Inc.*	26	98
Sera Prognostics, Inc. — Class A*	12	98
Westrock Coffee Co.*	15	96
Priority Technology Holdings, Inc.*	8	94
Performant Healthcare, Inc.*	31	94
Cadiz, Inc.*	18	94
Sana Biotechnology, Inc.*	57	93
Third Harmonic Bio, Inc.*	9	93
Absci Corp.*	35	92
Inogen, Inc.*	10	92
Neurogene, Inc.*	4	91

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 145

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Quad/Graphics, Inc.	13	$91
Monte Rosa Therapeutics, Inc.*	13	90
C4 Therapeutics, Inc.*	25	90
Ocugen, Inc.*	111	89
Medifast, Inc.*	5	88
Nature’s Sunshine Products, Inc.*	6	88
MacroGenics, Inc.*	27	88
Design Therapeutics, Inc.*	14	86
Ardent Health Partners, Inc.*	5	85
iTeos Therapeutics, Inc.*	11	84
Accuray, Inc.*	41	81
XOMA Royalty Corp.*	3	79
Nathan’s Famous, Inc.	1	79
Alta Equipment Group, Inc.	12	78
Forrester Research, Inc.*	5	78
Candel Therapeutics, Inc.*	9	78
Heron Therapeutics, Inc.*,1	51	78
Alico, Inc.	3	78
Inhibrx Biosciences, Inc.*	5	77
InfuSystem Holdings, Inc.*	9	76
CVRx, Inc.*	6	76
Zentalis Pharmaceuticals, Inc.*	25	76
Biote Corp. — Class A*	12	74
Cardiff Oncology, Inc.*	17	74
Prime Medicine, Inc.*	25	73
BRC, Inc. — Class A*	23	73
Fate Therapeutics, Inc.*	44	73
Nektar Therapeutics*	77	72
Mersana Therapeutics, Inc.*	49	70
Larimar Therapeutics, Inc.*	18	70
Acacia Research Corp.*	16	69
Chegg, Inc.*	43	69
NeuroPace, Inc.*	6	67
Lifecore Biomedical, Inc.*	9	67
Sanara Medtech, Inc.*	2	66
Coherus Biosciences, Inc.*	48	66
Sutro Biopharma, Inc.*	36	66
Alector, Inc.*	35	66
Tango Therapeutics, Inc.*	21	65
Compass Therapeutics, Inc.*	44	64
Perspective Therapeutics, Inc.*	20	64
Fennec Pharmaceuticals, Inc.*	10	63
2seventy bio, Inc.*	21	62
Precigen, Inc.*	55	62
Utah Medical Products, Inc.	1	61
Inozyme Pharma, Inc.*	22	61
CPI Card Group, Inc.*	2	60
ADC Therapeutics S.A.*	30	60
Nevro Corp.*	16	60
ModivCare, Inc.*	5	59
Nkarta, Inc.*	23	57
Caribou Biosciences, Inc.*	36	57
Ventyx Biosciences, Inc.*	26	57
Verastem, Inc.*	11	57
Zynex, Inc.*	7	56
Puma Biotechnology, Inc.*	18	55
Quipt Home Medical Corp.*	18	55
Stereotaxis, Inc.*	24	55
HF Foods Group, Inc.*	17	55
Cartesian Therapeutics, Inc.*	3	54
X4 Pharmaceuticals, Inc.*	73	54
MediWound Ltd.*	3	53
Joint Corp.*	5	53
Achieve Life Sciences, Inc.*	15	53
SoundThinking, Inc.*	4	52
Atossa Therapeutics, Inc.*	55	52
Foghorn Therapeutics, Inc.*	11	52
Enanta Pharmaceuticals, Inc.*	9	52
TScan Therapeutics, Inc.*	17	52
Beauty Health Co.*	32	51
Information Services Group, Inc.	15	50
Lifeway Foods, Inc.*	2	50
Corbus Pharmaceuticals Holdings, Inc.*	4	47
Biomea Fusion, Inc.*	12	47
Editas Medicine, Inc.*	36	46
ProKidney Corp.*	27	46
Waldencast plc — Class A*	11	44
Lyell Immunopharma, Inc.*	69	44
Contineum Therapeutics, Inc. — Class A*	3	44
Cabaletta Bio, Inc.*	19	43
IGM Biosciences, Inc.*	7	43
Regulus Therapeutics, Inc.*	27	43
Cassava Sciences, Inc.*	18	42
scPharmaceuticals, Inc.*	12	42
Adverum Biotechnologies, Inc.*	9	42
Ispire Technology, Inc.*	8	40
Orchestra BioMed Holdings, Inc.*	10	40
Solid Biosciences, Inc.*	10	40
Harvard Bioscience, Inc.*	18	38
Veru, Inc.*	57	37
Lexicon Pharmaceuticals, Inc.*	50	37
Gyre Therapeutics, Inc.*	3	36
Applied Therapeutics, Inc.*	42	36
Nautilus Biotechnology, Inc.*	21	35
Tenaya Therapeutics, Inc.*	24	34
Black Diamond Therapeutics, Inc.*	16	34
Emerald Holding, Inc.	7	34
Greenwich Lifesciences, Inc.*	3	34
Bluebird Bio, Inc.*	4	33
Pyxis Oncology, Inc.*	21	33
Lineage Cell Therapeutics, Inc.*	64	32
DLH Holdings Corp.*	4	32
XBiotech, Inc.*	8	32
Innovage Holding Corp.*	8	31
AirSculpt Technologies, Inc.*	6	31
Acumen Pharmaceuticals, Inc.*	18	31
Acrivon Therapeutics, Inc.*	5	30
HilleVax, Inc.*	14	29
HireQuest, Inc.	2	28
FiscalNote Holdings, Inc.*	26	28
PepGen, Inc.*	7	26
Lexeo Therapeutics, Inc.*	4	26

146 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Kyverna Therapeutics, Inc.*	7	$26
Akoya Biosciences, Inc.*	11	25
Agenus, Inc.*	9	25
ALX Oncology Holdings, Inc.*	14	23
Inmune Bio, Inc.*	5	23
Ovid therapeutics, Inc.*	25	23
Generation Bio Co.*	22	23
Sonida Senior Living, Inc.*	1	23
Zura Bio Ltd.*	9	22
Fibrobiologics, Inc.*	11	22
Shattuck Labs, Inc.*	17	21
RAPT Therapeutics, Inc.*	13	21
Forafric Global plc*	2	20
Century Therapeutics, Inc.*	20	20
Inovio Pharmaceuticals, Inc.*	11	20
Skye Bioscience, Inc.*	7	20
Cibus, Inc.*	7	19
Werewolf Therapeutics, Inc.*	13	19
Renovaro, Inc.*	21	18
Alto Neuroscience, Inc.*	4	17
Actinium Pharmaceuticals, Inc.*	13	16
Aerovate Therapeutics, Inc.*	6	16
Invivyd, Inc.*	34	15
Scilex Holding Co.*	32	14
Elevation Oncology, Inc.*	23	13
Galectin Therapeutics, Inc.*	9	12
Metagenomi, Inc.*	3	11
Q32 Bio, Inc.*	3	10
Tevogen Bio Holdings, Inc.*	10	10
MarketWise, Inc.	17	10
Boundless Bio, Inc.*	3	9
Telomir Pharmaceuticals, Inc.*	2	8
Prelude Therapeutics, Inc.*	6	8
Fractyl Health, Inc.*	3	6
Outlook Therapeutics, Inc.*	3	6
Verrica Pharmaceuticals, Inc.*	8	6
Climb Bio, Inc.*	3	5
CervoMed, Inc.*	2	5
Lyra Therapeutics, Inc.*	21	4
Conduit Pharmaceuticals, Inc.*	10	1
Ligand Pharmaceuticals, Inc.*,††	3	—
Ligand Pharmaceuticals, Inc.*,††	3	—
Total Consumer, Non-cyclical		262,285

Industrial - 5.9%
Applied Industrial Technologies, Inc.	17	4,071
Rocket Lab USA, Inc.*	150	3,820
Mueller Industries, Inc.	48	3,809
Fluor Corp.*	74	3,650
Fabrinet*	16	3,518
Chart Industries, Inc.*	18	3,435
UFP Industries, Inc.	26	2,929
Casella Waste Systems, Inc. — Class A*	27	2,857
SPX Technologies, Inc.*	19	2,765
Badger Meter, Inc.	13	2,758
Summit Materials, Inc. — Class A*	53	2,682
Modine Manufacturing Co.*	22	2,550
John Bean Technologies Corp.	20	2,542
Knife River Corp.*	25	2,541
CSW Industrials, Inc.	7	2,469
Watts Water Technologies, Inc. — Class A	12	2,440
Federal Signal Corp.	26	2,402
Moog, Inc. — Class A	12	2,362
Zurn Elkay Water Solutions Corp.	63	2,350
GATX Corp.	15	2,324
Novanta, Inc.*	15	2,291
NEXTracker, Inc. — Class A*	62	2,265
Sterling Infrastructure, Inc.*	13	2,190
Itron, Inc.*	20	2,172
Dycom Industries, Inc.*	12	2,089
Arcosa, Inc.	21	2,031
Belden, Inc.	18	2,027
Boise Cascade Co.	17	2,021
Exponent, Inc.	22	1,960
Franklin Electric Company, Inc.	20	1,949
Bloom Energy Corp. — Class A*	86	1,910
Matson, Inc.	14	1,888
Plexus Corp.*	12	1,878
Frontdoor, Inc.*	34	1,859
Advanced Energy Industries, Inc.	16	1,850
Golar LNG Ltd.	43	1,820
Sanmina Corp.*	24	1,816
Primoris Services Corp.	23	1,757
Kadant, Inc.	5	1,725
AeroVironment, Inc.*	11	1,693
Kratos Defense & Security Solutions, Inc.*	64	1,688
Construction Partners, Inc. — Class A*	19	1,681
Granite Construction, Inc.	19	1,666
RXO, Inc.*	69	1,645
Cactus, Inc. — Class A	28	1,634
EnerSys	17	1,571
Enpro, Inc.	9	1,552
Mueller Water Products, Inc. — Class A	67	1,507
Mirion Technologies, Inc.*	86	1,501
ESCO Technologies, Inc.	11	1,465
Joby Aviation, Inc.*	174	1,415
Atmus Filtration Technologies, Inc.	36	1,410
Terex Corp.	29	1,340
Atkore, Inc.	16	1,335
Trinity Industries, Inc.	36	1,264
Griffon Corp.	17	1,212
Hub Group, Inc. — Class A	27	1,203
OSI Systems, Inc.*	7	1,172
Albany International Corp. — Class A	14	1,119
TTM Technologies, Inc.*	44	1,089
Energizer Holdings, Inc.	31	1,082
AZZ, Inc.	13	1,065
MYR Group, Inc.*	7	1,041
Leonardo DRS, Inc.*	32	1,034
Mercury Systems, Inc.*	24	1,008
Werner Enterprises, Inc.	28	1,006
Scorpio Tankers, Inc.	20	994
Enerpac Tool Group Corp.	24	986
Archer Aviation, Inc. — Class A*	101	985

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 147

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Barnes Group, Inc.	20	$945
Standex International Corp.	5	935
ArcBest Corp.	10	933
Vishay Intertechnology, Inc.	55	932
Hillenbrand, Inc.	30	923
AAR Corp.*	15	919
Materion Corp.	9	890
Powell Industries, Inc.	4	887
Hillman Solutions Corp.*	85	828
Kennametal, Inc.	34	817
IES Holdings, Inc.*	4	804
Masterbrand, Inc.*	55	803
Tecnoglass, Inc.	10	793
Greenbrier Companies, Inc.	13	793
Xometry, Inc. — Class A*	18	768
Gibraltar Industries, Inc.*	13	766
Knowles Corp.*	38	757
Alamo Group, Inc.	4	744
Benchmark Electronics, Inc.	16	726
O-I Glass, Inc.*	67	726
World Kinect Corp.	26	715
Apogee Enterprises, Inc.	10	714
Enovix Corp.*,1	65	707
CTS Corp.	13	685
Argan, Inc.	5	685
Greif, Inc. — Class A	11	672
Tennant Co.	8	652
International Seaways, Inc.	18	647
Helios Technologies, Inc.	14	625
NuScale Power Corp.*	34	610
Lindsay Corp.	5	591
Applied Optoelectronics, Inc.*	16	590
Worthington Enterprises, Inc.	14	562
American Woodmark Corp.*	7	557
PureCycle Technologies, Inc.*	53	543
DHT Holdings, Inc.	58	539
Napco Security Technologies, Inc.	15	533
Triumph Group, Inc.*	28	522
SFL Corporation Ltd.	49	501
Air Transport Services Group, Inc.*	22	484
Vicor Corp.*	10	483
Golden Ocean Group Ltd.	53	475
Tutor Perini Corp.*	19	460
NV5 Global, Inc.*	24	452
Ichor Holdings Ltd.*	14	451
Janus International Group, Inc.*	61	448
Columbus McKinnon Corp.	12	447
Worthington Steel, Inc.	14	446
TriMas Corp.	18	442
Proto Labs, Inc.*	11	430
DXP Enterprises, Inc.*	5	413
Thermon Group Holdings, Inc.*	14	403
Teekay Tankers Ltd. — Class A	10	398
CECO Environmental Corp.*	13	393
Marten Transport Ltd.	25	390
Ducommun, Inc.*	6	382
American Superconductor Corp.*	15	369
Energy Recovery, Inc.*	25	367
Dorian LPG Ltd.	15	366
Cadre Holdings, Inc.	11	355
Forward Air Corp.*	11	355
Limbach Holdings, Inc.*	4	342
Gorman-Rupp Co.	9	341
Astec Industries, Inc.	10	336
Bel Fuse, Inc. — Class B	4	330
Great Lakes Dredge & Dock Corp.*	28	316
JELD-WEN Holding, Inc.*	37	303
FLEX LNG Ltd.	13	298
Aspen Aerogels, Inc.*	25	297
Pactiv Evergreen, Inc.	17	297
Mesa Laboratories, Inc.	2	264
Enviri Corp.*	34	262
Montrose Environmental Group, Inc.*	14	260
Hyster-Yale, Inc.	5	255
Metallus, Inc.*	18	254
Genco Shipping & Trading Ltd.	18	251
Sturm Ruger & Company, Inc.	7	248
Costamare, Inc.	19	244
LSI Industries, Inc.	12	233
Byrna Technologies, Inc.*	8	230
Evolv Technologies Holdings, Inc.*	57	225
Heartland Express, Inc.	20	224
Standard BioTools, Inc.*	127	222
Ryerson Holding Corp.	12	222
Nordic American Tankers Ltd.	88	220
Ardmore Shipping Corp.	18	219
Covenant Logistics Group, Inc. — Class A	4	218
Intuitive Machines, Inc.*	12	218
Insteel Industries, Inc.	8	216
nLight, Inc.*	20	210
Clearwater Paper Corp.*	7	208
Willis Lease Finance Corp.	1	208
Kimball Electronics, Inc.*	11	206
FARO Technologies, Inc.*	8	203
Smith & Wesson Brands, Inc.	20	202
National Presto Industries, Inc.	2	197
GrafTech International Ltd.*	112	194
Northwest Pipe Co.*	4	193
Astronics Corp.*	12	191
Ardagh Metal Packaging S.A.[1]	63	190
ChargePoint Holdings, Inc.*	168	180
Graham Corp.*	4	178
Myers Industries, Inc.	16	177
LSB Industries, Inc.*	23	174
Teekay Corporation Ltd.	25	173
Eastman Kodak Co.*	26	171
Redwire Corp.*	10	165
Olympic Steel, Inc.	5	164
NVE Corp.	2	163
Luxfer Holdings plc	12	157
Bowman Consulting Group Ltd.*	6	150
CryoPort, Inc.*	19	148

148 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
SmartRent, Inc.*	84	$147
Allient, Inc.	6	146
Universal Logistics Holdings, Inc.	3	138
Manitowoc Company, Inc.*	15	137
Greif, Inc. — Class B	2	136
Ranpak Holdings Corp.*	19	131
Latham Group, Inc.*	18	125
Turtle Beach Corp.*	7	121
Park Aerospace Corp.	8	117
MicroVision, Inc.*	89	117
Centuri Holdings, Inc.*	6	116
Pure Cycle Corp.*	9	114
L B Foster Co. — Class A*	4	108
Park-Ohio Holdings Corp.	4	105
Radiant Logistics, Inc.*	15	100
Safe Bulkers, Inc.	27	96
Net Power, Inc.*	9	95
Orion Group Holdings, Inc.*	13	95
AerSale Corp.*	15	94
Karat Packaging, Inc.	3	91
Bel Fuse, Inc. — Class A	1	90
Smith-Midland Corp.*	2	89
Tredegar Corp.*	11	84
Omega Flex, Inc.	2	84
Arq, Inc.*	11	83
Mistras Group, Inc.*	9	82
Mayville Engineering Company, Inc.*	5	79
Stoneridge, Inc.*	12	75
Pangaea Logistics Solutions Ltd.	14	75
Gencor Industries, Inc.*	4	71
Concrete Pumping Holdings, Inc.*	10	67
LanzaTech Global, Inc.*	48	66
NN, Inc.*	20	65
Himalaya Shipping Ltd.	13	63
GoPro, Inc. — Class A*	54	59
Twin Disc, Inc.	5	59
Proficient Auto Logistics, Inc.*	7	56
Perma-Fix Environmental Services, Inc.*	5	55
Sight Sciences, Inc.*	15	55
Eastern Co.	2	53
Core Molding Technologies, Inc.*	3	50
PAMT CORP*	3	49
Virgin Galactic Holdings, Inc.*	8	47
Quest Resource Holding Corp.*	7	46
Eve Holding, Inc.*	8	44
AMMO, Inc.*	39	43
Taylor Devices, Inc.*	1	42
Caesarstone Ltd.*	9	38
VirTra, Inc.*	5	34
NL Industries, Inc.	4	31
Ultralife Corp.*	4	30
908 Devices, Inc.*	10	22
374Water, Inc.*	28	19
Amprius Technologies, Inc.*	6	17
Southland Holdings, Inc.*	4	13
Bridger Aerospace Group Holdings, Inc.*	4	9
Solidion Technology, Inc.*	4	3
Total Industrial		188,506

Consumer, Cyclical - 4.0%
Abercrombie & Fitch Co. — Class A*	22	3,288
Taylor Morrison Home Corp. — Class A*	45	2,754
Beacon Roofing Supply, Inc.*	27	2,743
Aurora Innovation, Inc.*	402	2,533
Group 1 Automotive, Inc.	6	2,529
Brinker International, Inc.*	19	2,513
Meritage Homes Corp.	15	2,307
Shake Shack, Inc. — Class A*	16	2,077
Kontoor Brands, Inc.	24	2,050
Champion Homes, Inc.*	23	2,026
Boot Barn Holdings, Inc.*	13	1,974
Asbury Automotive Group, Inc.*	8	1,944
Six Flags Entertainment Corp.	40	1,928
KB Home	29	1,906
Cavco Industries, Inc.*	4	1,785
FirstCash Holdings, Inc.	17	1,761
Installed Building Products, Inc.	10	1,753
Academy Sports & Outdoors, Inc.	30	1,726
SkyWest, Inc.*	17	1,702
M/I Homes, Inc.*	12	1,595
Urban Outfitters, Inc.*	28	1,537
Signet Jewelers Ltd.	19	1,533
Cinemark Holdings, Inc.*	48	1,487
Tri Pointe Homes, Inc.*	41	1,487
Resideo Technologies, Inc.*	63	1,452
GMS, Inc.*	17	1,442
Dorman Products, Inc.*	11	1,425
Rush Enterprises, Inc. — Class A	26	1,424
Victoria’s Secret & Co.*	34	1,408
Sweetgreen, Inc. — Class A*	43	1,379
Steven Madden Ltd.	32	1,361
American Eagle Outfitters, Inc.	79	1,317
Peloton Interactive, Inc. — Class A*	146	1,270
Hanesbrands, Inc.*	154	1,253
Hilton Grand Vacations, Inc.*	32	1,246
LCI Industries	11	1,137
Goodyear Tire & Rubber Co.*	123	1,107
Patrick Industries, Inc.	13	1,080
Visteon Corp.*	12	1,065
JetBlue Airways Corp.*	133	1,046
UniFirst Corp.	6	1,027
PriceSmart, Inc.	11	1,014
HNI Corp.	20	1,007
Cheesecake Factory, Inc.	21	996
Red Rock Resorts, Inc. — Class A	21	971
Acushnet Holdings Corp.	13	924
Warby Parker, Inc. — Class A*	38	920
OPENLANE, Inc.*	46	913
Century Communities, Inc.	12	880
Phinia, Inc.	18	867
International Game Technology plc	49	865
OneSpaWorld Holdings Ltd.	43	856
United Parks & Resorts, Inc.*	15	843

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 149

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Atlanta Braves Holdings, Inc. — Class C*	22	$842
La-Z-Boy, Inc.	19	828
Sonos, Inc.*	54	812
LGI Homes, Inc.*	9	805
Green Brick Partners, Inc.*	14	791
Foot Locker, Inc.*	36	783
Wolverine World Wide, Inc.	34	755
REV Group, Inc.	22	701
Adient plc*	40	689
H&E Equipment Services, Inc.	14	685
MillerKnoll, Inc.	30	678
Buckle, Inc.	13	661
Allegiant Travel Co. — Class A*	7	659
Dana, Inc.	56	647
Interface, Inc. — Class A	25	609
Madison Square Garden Entertainment Corp.*	17	605
Sabre Corp.*	163	595
AMC Entertainment Holdings, Inc. — Class A*	146	581
Life Time Group Holdings, Inc.*	26	575
Papa John’s International, Inc.	14	575
Winnebago Industries, Inc.	12	573
VSE Corp.	6	571
Gentherm, Inc.*	14	559
G-III Apparel Group Ltd.*	17	555
Fox Factory Holding Corp.*	18	545
Blue Bird Corp.*	14	541
Cracker Barrel Old Country Store, Inc.	10	529
ScanSource, Inc.*	11	522
Camping World Holdings, Inc. — Class A	24	506
Global Business Travel Group I*	54	501
IMAX Corp.*	19	486
Topgolf Callaway Brands Corp.*	61	479
Monarch Casino & Resort, Inc.	6	474
Steelcase, Inc. — Class A	40	473
Oxford Industries, Inc.	6	473
Sally Beauty Holdings, Inc.*	45	470
MRC Global, Inc.*	36	460
Everi Holdings, Inc.*	34	459
Rush Street Interactive, Inc.*	33	453
XPEL, Inc.*	11	439
Bloomin’ Brands, Inc.	34	415
Dave & Buster’s Entertainment, Inc.*	14	409
BlueLinx Holdings, Inc.*	4	409
Super Group SGHC Ltd.	65	405
Lions Gate Entertainment Corp. — Class B*	53	400
Winmark Corp.	1	393
Sonic Automotive, Inc. — Class A	6	380
Jack in the Box, Inc.	9	375
Beazer Homes USA, Inc.*	13	357
National Vision Holdings, Inc.*	34	354
Caleres, Inc.	15	347
PC Connection, Inc.	5	346
ODP Corp.*	15	341
Malibu Boats, Inc. — Class A*	9	338
Miller Industries, Inc.	5	327
Wabash National Corp.	19	325
American Axle & Manufacturing Holdings, Inc.*	50	292
indie Semiconductor, Inc. — Class A*	71	288
Golden Entertainment, Inc.	9	284
Ethan Allen Interiors, Inc.	10	281
BJ’s Restaurants, Inc.*	8	281
Dream Finders Homes, Inc. — Class A*	12	279
Standard Motor Products, Inc.	9	279
Build-A-Bear Workshop, Inc. — Class A	6	276
Kura Sushi USA, Inc. — Class A*	3	272
Daktronics, Inc.*	16	270
Hovnanian Enterprises, Inc. — Class A*	2	268
Shoe Carnival, Inc.	8	265
MarineMax, Inc.*	9	261
Sun Country Airlines Holdings, Inc.*	17	248
First Watch Restaurant Group, Inc.*	13	242
Douglas Dynamics, Inc.	10	236
Accel Entertainment, Inc.*	22	235
Arko Corp.	35	231
RCI Hospitality Holdings, Inc.	4	230
Lions Gate Entertainment Corp. — Class A*	26	222
A-Mark Precious Metals, Inc.	8	219
Rush Enterprises, Inc. — Class B	4	218
Portillo’s, Inc. — Class A*	23	216
Marcus Corp.	10	215
Genesco, Inc.*	5	214
Dine Brands Global, Inc.	7	211
Forestar Group, Inc.*	8	207
Arhaus, Inc.	22	207
Xperi, Inc.*	20	205
Clean Energy Fuels Corp.*	74	186
Bally’s Corp.*	10	179
EVgo, Inc.*	44	178
Lindblad Expeditions Holdings, Inc.*	15	178
Methode Electronics, Inc.	15	177
Shyft Group, Inc.	15	176
Funko, Inc. — Class A*	13	174
Leslie’s, Inc.*	78	174
Atlanta Braves Holdings, Inc. — Class A*	4	163
Hyliion Holdings Corp.*	61	159
America’s Car-Mart, Inc.*	3	154
Titan International, Inc.*	22	149
Global Industrial Co.	6	149
Nu Skin Enterprises, Inc. — Class A	21	145
Lovesac Co.*	6	142
Movado Group, Inc.	7	138
Petco Health & Wellness Company, Inc.*	36	137
Sleep Number Corp.*	9	137
Xponential Fitness, Inc. — Class A*	10	135
Zumiez, Inc.*	7	134
Haverty Furniture Companies, Inc.	6	134
MasterCraft Boat Holdings, Inc.*	7	134

150 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Denny’s Corp.*	22	$133
Frontier Group Holdings, Inc.*	18	128
Titan Machinery, Inc.*	9	127
El Pollo Loco Holdings, Inc.*	11	127
Solid Power, Inc.*	66	125
SES AI Corp.*	56	123
Potbelly Corp.*	12	113
Weyco Group, Inc.	3	113
Flexsteel Industries, Inc.	2	109
Hudson Technologies, Inc.*	19	106
Savers Value Village, Inc.*	10	102
Superior Group of Companies, Inc.	6	99
Designer Brands, Inc. — Class A	18	96
Cooper-Standard Holdings, Inc.*	7	95
iRobot Corp.*	12	93
OneWater Marine, Inc. — Class A*	5	87
JAKKS Pacific, Inc.*	3	84
Tile Shop Holdings, Inc.*	12	83
Citi Trends, Inc.*	3	79
Reservoir Media, Inc.*	8	73
Hooker Furnishings Corp.	5	70
Rocky Brands, Inc.	3	68
Landsea Homes Corp.*	8	68
Hamilton Beach Brands Holding Co. — Class A	4	67
Johnson Outdoors, Inc. — Class A	2	66
Wheels Up Experience, Inc.*	39	64
Destination XL Group, Inc.*	23	62
Holley, Inc.*	20	60
Clarus Corp.	13	59
Blink Charging Co.*	42	58
Full House Resorts, Inc.*	14	57
Escalade, Inc.	4	57
J Jill, Inc.	2	55
Virco Mfg. Corp.	5	51
Luminar Technologies, Inc.*	9	48
Aeva Technologies, Inc.*	10	47
ThredUp, Inc. — Class A*	34	47
Vera Bradley, Inc.*	12	47
GrowGeneration Corp.*	25	42
Livewire Group, Inc.*	8	38
Marine Products Corp.	4	37
Traeger, Inc.*	15	36
Commercial Vehicle Group, Inc.*	14	35
EVI Industries, Inc.	2	33
Lifetime Brands, Inc.	5	30
CompX International, Inc.	1	26
Torrid Holdings, Inc.*	5	26
ONE Group Hospitality, Inc.*	9	26
Tilly’s, Inc. — Class A*	6	25
Purple Innovation, Inc.*	25	19
United Homes Group, Inc.*	2	9
Canoo, Inc.*	1	2
Total Consumer, Cyclical		125,412

Technology - 3.7%
IonQ, Inc.*	86	3,592
ExlService Holdings, Inc.*	68	3,018
SPS Commerce, Inc.*	16	2,944
CommVault Systems, Inc.*	19	2,867
SoundHound AI, Inc. — Class A*	133	2,639
Altair Engineering, Inc. — Class A*	23	2,510
Rambus, Inc.*	47	2,484
Workiva, Inc.*	22	2,409
ACI Worldwide, Inc.*	46	2,388
Qualys, Inc.*	16	2,243
Varonis Systems, Inc.*	48	2,133
Clearwater Analytics Holdings, Inc. — Class A*	77	2,119
Tenable Holdings, Inc.*	51	2,008
Semtech Corp.*	32	1,979
Maximus, Inc.	26	1,941
Box, Inc. — Class A*	61	1,928
Insight Enterprises, Inc.*	12	1,825
Silicon Laboratories, Inc.*	14	1,739
SiTime Corp.*	8	1,716
C3.ai, Inc. — Class A*	48	1,653
ASGN, Inc.*	19	1,583
Power Integrations, Inc.	25	1,543
BlackLine, Inc.*	25	1,519
FormFactor, Inc.*	34	1,496
Intapp, Inc.*	23	1,474
Impinj, Inc.*	10	1,453
Freshworks, Inc. — Class A*	89	1,439
Zeta Global Holdings Corp. — Class A*	77	1,385
ACV Auctions, Inc. — Class A*	64	1,382
Blackbaud, Inc.*	18	1,331
Agilysys, Inc.*	10	1,317
Synaptics, Inc.*	17	1,298
Vertex, Inc. — Class A*	24	1,280
Progress Software Corp.	19	1,238
Diodes, Inc.*	20	1,233
Braze, Inc. — Class A*	28	1,173
Ambarella, Inc.*	16	1,164
Kulicke & Soffa Industries, Inc.	24	1,120
PAR Technology Corp.*	15	1,090
Rapid7, Inc.*	27	1,086
NCR Atleos Corp.*	31	1,052
Clear Secure, Inc. — Class A	38	1,012
DigitalOcean Holdings, Inc.*	29	988
Axcelis Technologies, Inc.*	14	978
WNS Holdings Ltd.*	20	948
Rigetti Computing, Inc.*	61	931
AvePoint, Inc.*	55	908
NCR Voyix Corp.*	63	872
Privia Health Group, Inc.*	44	860
Alkami Technology, Inc.*	23	844
AvidXchange Holdings, Inc.*	75	775
Verint Systems, Inc.*	26	714
PagerDuty, Inc.*	39	712
Waystar Holding Corp.*	19	697

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 151

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Donnelley Financial Solutions, Inc.*	11	$690
Asana, Inc. — Class A*	34	689
Ultra Clean Holdings, Inc.*	19	683
MaxLinear, Inc. — Class A*	34	673
CSG Systems International, Inc.	13	664
Adeia, Inc.	47	657
NetScout Systems, Inc.*	30	650
Sprout Social, Inc. — Class A*	21	645
Veeco Instruments, Inc.*	24	643
Photronics, Inc.*	27	636
Daily Journal Corp.*	1	568
Evolent Health, Inc. — Class A*	50	562
Appian Corp. — Class A*	17	561
Grid Dynamics Holdings, Inc.*	25	556
Zuora, Inc. — Class A*	56	556
Phreesia, Inc.*	22	554
Matterport, Inc.*	114	540
Cohu, Inc.*	20	534
Fastly, Inc. — Class A*	56	529
Pitney Bowes, Inc.	69	500
NextNav, Inc.*	32	498
Alignment Healthcare, Inc.*	44	495
Innodata, Inc.*	12	474
Diebold Nixdorf, Inc.*	11	473
Schrodinger Incorporated/United States*	24	463
Ibotta, Inc. — Class A*	7	456
Digi International, Inc.*	15	453
Jamf Holding Corp.*	32	450
PROS Holdings, Inc.*	20	439
Penguin Solutions, Inc.*	22	422
Xerox Holdings Corp.	50	421
Blend Labs, Inc. — Class A*	100	421
Vimeo, Inc.*	64	410
Alpha & Omega Semiconductor Ltd.*	10	370
PDF Solutions, Inc.*	13	352
Sapiens International Corporation N.V.	13	349
Amplitude, Inc. — Class A*	33	348
Olo, Inc. — Class A*	45	346
SolarWinds Corp.	24	342
ACM Research, Inc. — Class A*	22	332
Integral Ad Science Holding Corp.*	31	324
D-Wave Quantum, Inc.*	38	319
CEVA, Inc.*	10	316
OneSpan, Inc.	16	297
Planet Labs PBC*	73	295
Yext, Inc.*	46	293
N-able, Inc.*	31	290
Conduent, Inc.*	68	275
Weave Communications, Inc.*	17	271
PubMatic, Inc. — Class A*	18	264
Digimarc Corp.*	7	262
Climb Global Solutions, Inc.	2	253
MeridianLink, Inc.*	12	248
V2X, Inc.*	5	239
Cantaloupe, Inc.*	25	238
Ouster, Inc.*	19	232
I3 Verticals, Inc. — Class A*	10	230
Mitek Systems, Inc.*	20	223
Enfusion, Inc. — Class A*	21	216
Aehr Test Systems*	12	200
E2open Parent Holdings, Inc.*	74	197
Navitas Semiconductor Corp.*	55	196
PlayAGS, Inc.*	17	196
BigBear.ai Holdings, Inc.*	44	196
Simulations Plus, Inc.	7	195
Consensus Cloud Solutions, Inc.*	8	191
SEMrush Holdings, Inc. — Class A*	16	190
Bandwidth, Inc. — Class A*	11	187
GigaCloud Technology, Inc. — Class A*	10	185
BigCommerce Holdings, Inc.*	30	184
Unisys Corp.*	29	184
Red Violet, Inc.	5	181
3D Systems Corp.*	55	180
Health Catalyst, Inc.*	25	177
Porch Group, Inc.*	34	167
Pagaya Technologies Ltd. — Class A*	18	167
SkyWater Technology, Inc.*	12	166
Talkspace, Inc.*	53	164
Logility Supply Chain Solutions, Inc. — Class A	14	155
Cerence, Inc.*	18	141
8x8, Inc.*	51	136
Viant Technology, Inc. — Class A*	7	133
Corsair Gaming, Inc.*	19	126
Life360, Inc.*	3	124
Arteris, Inc.*	12	122
Outbrain, Inc.*	17	122
Vishay Precision Group, Inc.*	5	117
Cricut, Inc. — Class A	20	114
Immersion Corp.	13	113
ReposiTrak, Inc.[1]	5	111
Domo, Inc. — Class B*	15	106
EverCommerce, Inc.*	9	99
Definitive Healthcare Corp.*	23	95
Asure Software, Inc.*	10	94
Kaltura, Inc.*	42	92
IBEX Holdings Ltd.*	4	86
Telos Corp.*	24	82
Inspired Entertainment, Inc.*	9	81
ON24, Inc.*	12	78
Playstudios, Inc.*	38	71
Richardson Electronics Ltd.	5	70
Digital Turbine, Inc.*	41	69
QuickLogic Corp.*	6	68
CS Disco, Inc.*	13	65
Rackspace Technology, Inc.*	29	64
Rimini Street, Inc.*	23	61
eGain Corp.*	9	56
Everspin Technologies, Inc.*	8	51
WM Technology, Inc.*	36	50
Rekor Systems, Inc.*	31	48
TTEC Holdings, Inc.*	9	45

152 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Golden Matrix Group, Inc.*	9	$18
System1, Inc.*	10	9
GCT Semiconductor Holding, Inc.*	3	7
Airship AI Holdings, Inc.*	1	6
Total Technology		117,107

Energy - 1.8%
CNX Resources Corp.*	63	2,310
ChampionX Corp.	82	2,230
SM Energy Co.	50	1,938
Murphy Oil Corp.	63	1,906
Noble Corporation plc	60	1,884
Archrock, Inc.	72	1,792
Magnolia Oil & Gas Corp. — Class A	75	1,753
Northern Oil & Gas, Inc.	43	1,598
California Resources Corp.	30	1,557
Liberty Energy, Inc. — Class A	70	1,392
Patterson-UTI Energy, Inc.	168	1,388
CONSOL Energy, Inc.	13	1,387
Helmerich & Payne, Inc.	42	1,345
Warrior Met Coal, Inc.	23	1,247
PBF Energy, Inc. — Class A	45	1,195
Valaris Ltd.*	27	1,194
Transocean Ltd.*	315	1,181
Peabody Energy Corp.	56	1,173
Seadrill Ltd.*	30	1,168
Tidewater, Inc.*	21	1,149
Oceaneering International, Inc.*	44	1,147
Arch Resources, Inc.	8	1,130
Gulfport Energy Corp.*	6	1,105
Crescent Energy Co. — Class A1	70	1,023
Alpha Metallurgical Resources, Inc.*	5	1,000
Kinetik Holdings, Inc. — Class A	17	964
Sunrun, Inc.*	95	879
Comstock Resources, Inc.*	40	729
Kosmos Energy Ltd.*	202	691
Sitio Royalties Corp. — Class A	36	690
Plug Power, Inc.*,1	322	686
Atlas Energy Solutions, Inc.	29	643
Talos Energy, Inc.*	64	621
DNOW, Inc.*	46	598
Helix Energy Solutions Group, Inc.*	62	578
Kodiak Gas Services, Inc.	14	572
Select Water Solutions, Inc. — Class A	39	516
Expro Group Holdings N.V.*	41	511
Sable Offshore Corp.*	22	504
Delek US Holdings, Inc.	27	500
Fluence Energy, Inc.*	26	413
Shoals Technologies Group, Inc. — Class A*	74	409
Array Technologies, Inc.*	66	399
Borr Drilling Ltd.	102	398
Par Pacific Holdings, Inc.*	24	393
NextDecade Corp.*	50	385
SunCoke Energy, Inc.	36	385
Bristow Group, Inc.*	11	377
Vital Energy, Inc.*	12	371
ProPetro Holding Corp.*	38	355
Core Laboratories, Inc.	20	346
Diversified Energy Company plc	20	336
Solaris Energy Infrastructure, Inc. — Class A	11	317
REX American Resources Corp.*	7	292
Aris Water Solutions, Inc. — Class A	12	287
CVR Energy, Inc.*	15	281
NPK International, Inc.*	36	276
Vitesse Energy, Inc.	11	275
Green Plains, Inc.*	28	265
Nabors Industries Ltd.*	4	229
RPC, Inc.	37	220
Excelerate Energy, Inc. — Class A	7	212
Innovex International, Inc.*	15	210
TETRA Technologies, Inc.*	55	197
VAALCO Energy, Inc.	45	197
SandRidge Energy, Inc.	14	164
Sunnova Energy International, Inc.*	47	161
Riley Exploration Permian, Inc.	5	160
Granite Ridge Resources, Inc.	23	149
Oil States International, Inc.*	27	137
Berry Corp.	33	136
Natural Gas Services Group, Inc.*	5	134
Matrix Service Co.*	11	132
Hallador Energy Co.*	11	126
Freyr Battery, Inc.*	48	124
Montauk Renewables, Inc.*	29	115
Ramaco Resources, Inc. — Class A	11	113
Ranger Energy Services, Inc. — Class A	7	108
Energy Vault Holdings, Inc.*	45	103
Amplify Energy Corp.*	17	102
HighPeak Energy, Inc.[1]	6	88
Ring Energy, Inc.*	64	87
ProFrac Holding Corp. — Class A*	10	78
Forum Energy Technologies, Inc.*	5	77
ASP Isotopes, Inc.*	17	77
SEACOR Marine Holdings, Inc.*	11	72
W&T Offshore, Inc.	43	71
Evolution Petroleum Corp.	13	68
NACCO Industries, Inc. — Class A	2	60
DMC Global, Inc.*	8	59
FutureFuel Corp.	11	58
FuelCell Energy, Inc.*,1	6	54
Geospace Technologies Corp.*	5	50
Empire Petroleum Corp.*	6	46
Aemetis, Inc.*	16	43
Stem, Inc.*	66	40
TPI Composites, Inc.*	20	38
Mammoth Energy Services, Inc.*	11	33
Ramaco Resources, Inc. — Class B	2	22
Prairie Operating Co.*	2	14
Drilling Tools International Corp.*	4	13
Verde Clean Fuels, Inc.*	1	4
SolarMax Technology, Inc.*	2	3
Total Energy		56,818

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 153

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Communications - 1.5%
Credo Technology Group Holding Ltd.*	60	$4,033
Q2 Holdings, Inc.*	26	2,617
Lumen Technologies, Inc.*	437	2,320
InterDigital, Inc.	11	2,131
Hims & Hers Health, Inc.*	82	1,983
Telephone & Data Systems, Inc.	43	1,467
Cogent Communications Holdings, Inc.	19	1,464
Cargurus, Inc.*	38	1,388
TEGNA, Inc.	73	1,335
AST SpaceMobile, Inc.*	58	1,224
EchoStar Corp. — Class A*	53	1,214
Yelp, Inc. — Class A*	29	1,122
Ziff Davis, Inc.*	20	1,087
Viavi Solutions, Inc.*	95	959
Calix, Inc.*	26	907
Extreme Networks, Inc.*	54	904
Upwork, Inc.*	54	883
Magnite, Inc.*	55	876
ePlus, Inc.*	11	813
DigitalBridge Group, Inc.	69	778
Cable One, Inc.	2	724
Globalstar, Inc.*	315	652
Harmonic, Inc.*	48	635
Applied Digital Corp.*	82	626
Infinera Corp.*,1	87	572
A10 Networks, Inc.	31	570
Revolve Group, Inc.*	17	569
QuinStreet, Inc.*	23	531
Despegar.com Corp.*	27	520
Cars.com, Inc.*	28	485
Sphere Entertainment Co.*	12	484
CommScope Holding Company, Inc.*	92	479
RealReal, Inc.*	43	470
Viasat, Inc.*	53	451
Opendoor Technologies, Inc.*	269	430
Sprinklr, Inc. — Class A*	45	380
Liberty Latin America Ltd. — Class C*	56	355
HealthStream, Inc.	11	350
Figs, Inc. — Class A*	56	347
Bumble, Inc. — Class A*	42	342
NETGEAR, Inc.*	12	334
Shutterstock, Inc.	11	334
IDT Corp. — Class B	7	333
Gannett Company, Inc.*	61	309
Liquidity Services, Inc.*	9	291
ADTRAN Holdings, Inc.*	34	283
Couchbase, Inc.*	17	265
Shenandoah Telecommunications Co.	21	265
Open Lending Corp. — Class A*	44	263
Powerfleet Incorporated NJ*	39	260
Stagwell, Inc.*	37	244
Gogo, Inc.*	28	227
Sinclair, Inc.	14	226
EverQuote, Inc. — Class A*	11	220
TechTarget, Inc.*	11	218
Scholastic Corp.	10	213
Clear Channel Outdoor Holdings, Inc.*	152	208
Thryv Holdings, Inc.*	14	207
National CineMedia, Inc.*	31	206
Grindr, Inc.*	11	196
Nextdoor Holdings, Inc.*	76	180
Stitch Fix, Inc. — Class A*	39	168
Ribbon Communications, Inc.*	39	162
fuboTV, Inc.*	128	161
Vivid Seats, Inc. — Class A*	34	157
Boston Omaha Corp. — Class A*	11	156
Clearfield, Inc.*	5	155
Ooma, Inc.*	11	155
Anterix, Inc.*	5	153
Innovid Corp.*	46	142
AMC Networks, Inc. — Class A*	14	139
Advantage Solutions, Inc.*	47	137
Spok Holdings, Inc.	8	128
Preformed Line Products Co.	1	128
MediaAlpha, Inc. — Class A*	11	124
Groupon, Inc.*	10	121
Eventbrite, Inc. — Class A*	35	118
Gray Television, Inc.	37	117
BARK, Inc.*	57	105
WideOpenWest, Inc.*	21	104
Backblaze, Inc. — Class A*	17	102
Beyond, Inc.*	20	99
Gambling.com Group Ltd.*	7	99
Getty Images Holdings, Inc.*	44	95
Aviat Networks, Inc.*	5	91
1-800-Flowers.com, Inc. — Class A*	11	90
iHeartMedia, Inc. — Class A*	45	89
Liberty Latin America Ltd. — Class A*	14	89
ATN International, Inc.	5	84
Lands’ End, Inc.*	6	79
LifeMD, Inc.*	15	74
Entravision Communications Corp. — Class A	27	63
Cardlytics, Inc.*	17	63
EW Scripps Co. — Class A*	26	57
Townsquare Media, Inc. — Class A	6	55
BlackSky Technology, Inc.*	5	54
Tucows, Inc. — Class A*	3	51
Nerdy, Inc.*	31	50
AudioEye, Inc.*	3	46
LiveOne, Inc.*	30	44
1stdibs.com, Inc.*	11	39
OptimizeRx Corp.*	8	39
RumbleON, Inc. — Class B*	7	38
Vacasa, Inc. — Class A*	4	20
Solo Brands, Inc. — Class A*	7	8
Total Communications		49,007

Basic Materials - 1.2%
Carpenter Technology Corp.	20	3,394
Commercial Metals Co.	50	2,480
Arcadium Lithium plc*	468	2,401
Balchem Corp.	14	2,282

154 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Cabot Corp.	23	$2,100
HB Fuller Co.	24	1,619
Avient Corp.	39	1,593
Sensient Technologies Corp.	18	1,283
Hecla Mining Co.	251	1,232
Innospec, Inc.	11	1,211
Sylvamo Corp.	15	1,185
Uranium Energy Corp.*	171	1,144
Minerals Technologies, Inc.	14	1,067
Coeur Mining, Inc.*	172	984
Hawkins, Inc.	8	981
Quaker Chemical Corp.	6	845
Rogers Corp.*	8	813
Perimeter Solutions, Inc.*	58	741
United States Lime & Minerals, Inc.	5	664
Ingevity Corp.*	16	652
SSR Mining, Inc.*	88	612
Stepan Co.	9	582
Constellium SE*	56	575
Tronox Holdings plc — Class A	52	524
Kaiser Aluminum Corp.	7	492
Century Aluminum Co.*	23	419
Centrus Energy Corp. — Class A*	6	400
Orion S.A.	25	395
Ecovyst, Inc.*	51	390
Energy Fuels, Inc.*	70	359
Novagold Resources, Inc.*	106	353
AdvanSix, Inc.	11	313
Koppers Holdings, Inc.	9	292
Ivanhoe Electric Incorporated / US*	36	272
Encore Energy Corp.*	77	263
Mativ Holdings, Inc.	23	251
MAC Copper Ltd. — Class A*	23	244
Rayonier Advanced Materials, Inc.*	28	231
Perpetua Resources Corp.*	17	181
Universal Stainless & Alloy Products, Inc.*	4	176
Oil-Dri Corporation of America	2	175
Compass Minerals International, Inc.	15	169
Radius Recycling, Inc. — Class A	11	168
Codexis, Inc.*	30	143
Ur-Energy, Inc.*	119	137
Lifezone Metals Ltd.*	16	111
Intrepid Potash, Inc.*	5	110
Lightwave Logic, Inc.*	52	109
Kronos Worldwide, Inc.	9	88
Piedmont Lithium, Inc.*	8	70
Caledonia Mining Corporation plc	7	66
Dakota Gold Corp.*	29	64
i-80 Gold Corp.*	113	55
American Vanguard Corp.	11	51
Northern Technologies International Corp.	3	40
Contango ORE, Inc.*	3	30
Valhi, Inc.	1	23
Critical Metals Corp.*	3	20
Total Basic Materials		37,624

Utilities - 1.0%
Brookfield Infrastructure Corp. — Class A	52	2,081
New Jersey Resources Corp.	43	2,006
Portland General Electric Co.	44	1,919
TXNM Energy, Inc.	39	1,918
Southwest Gas Holdings, Inc.	26	1,838
Black Hills Corp.	30	1,756
ONE Gas, Inc.	24	1,662
Spire, Inc.	24	1,628
ALLETE, Inc.	25	1,620
Ormat Technologies, Inc.	23	1,558
MGE Energy, Inc.	16	1,503
Northwestern Energy Group, Inc.	27	1,443
Otter Tail Corp.	18	1,329
Avista Corp.	34	1,245
American States Water Co.	16	1,244
Chesapeake Utilities Corp.	10	1,213
California Water Service Group	25	1,133
Hawaiian Electric Industries, Inc.*	72	701
SJW Group	14	689
Northwest Natural Holding Co.	16	633
Middlesex Water Co.	8	421
Unitil Corp.	7	379
Ameresco, Inc. — Class A*	14	329
York Water Co.	6	196
Consolidated Water Company Ltd.	6	155
Altus Power, Inc.*	33	134
Genie Energy Ltd. — Class B	6	94
RGC Resources, Inc.	4	80
Global Water Resources, Inc.	5	58
Total Utilities		30,965

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	12	427

Total Common Stocks
(Cost $1,058,849)		1,151,734

WARRANTS††- 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrants
(Cost $—)		—

RIGHTS† - 0.0%
Communications - 0.0%
RumbleON Inc.
Expires 11/25/25	7	—

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.
Expires 12/31/28*,†††	8	—
Novartis AG
Expires 12/31/29,†††	35	—
Cartesian Therapeutics Inc.
Expires 01/15/25	69	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Sanofi SA
Expires 06/30/27	15	$—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $14)		—

EXCHANGE-TRADED FUNDS***,† - 26.4%
Vanguard Russell 2000 ETF	4,679	417,975
iShares Russell 2000 Index ETF[1]	1,889	417,393
Total Exchange-Traded Funds
(Cost $827,474)		835,368

MUTUAL FUNDS† - 19.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	38,037	380,753
Guggenheim Strategy Fund II2	9,842	244,585
Total Mutual Funds
(Cost $616,793)		625,338

	Face Amount
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
4.21% due 01/16/25[3,4]	$46,000	45,924
Total U.S. Treasury Bills
(Cost $45,917)		45,924

REPURCHASE AGREEMENTS††,5 - 19.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[6]	343,430	343,430
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[6]	269,949	269,949
Total Repurchase Agreements
(Cost $613,379)		613,379

	Shares
SECURITIES LENDING COLLATERAL†,7 - 9.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	310,941	310,941
Total Securities Lending Collateral
(Cost $310,941)		310,941

Total Investments - 113.0%
(Cost $3,473,367)		$3,582,684
Other Assets & Liabilities, net - (13.0)%		(413,319)
Total Net Assets - 100.0%		$3,169,365

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Mar 2025	$674,850	$(38,230)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.12% (SOFR + 0.75%)	At Maturity	03/27/25	190	$424,726	$(259)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	430	960,038	(583)
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	03/26/25	320	714,548	(18,736)
							$2,099,312	$(19,578)

156 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.
EUR — Euro
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,151,734		$—		$—		$1,151,734
Warrants	—		—	*	—		—
Rights	—	*	—		—	*	—
Exchange-Traded Funds	835,368		—		—		835,368
Mutual Funds	625,338		—		—		625,338
U.S. Treasury Bills	—		45,924		—		45,924
Repurchase Agreements	—		613,379		—		613,379
Securities Lending Collateral	310,941		—		—		310,941
Total Assets	$2,923,381		$659,303		$—		$3,582,684

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$38,230	$—	$—	$38,230
Equity Index Swap Agreements**	—	19,578	—	19,578
Total Liabilities	$38,230	$19,578	$—	$57,808

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$241,140	$—	$—	$—	$3,445	$244,585	9,842	$13,898
Guggenheim Ultra Short Duration Fund — Institutional Class	374,667	—	—	—	6,086	380,753	38,037	19,614
	$615,807	$—	$—	$—	$9,531	$625,338		$33,512

158 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $304,912 of securities loaned (cost $2,243,195)	$2,343,967
Investments in affiliated issuers, at value (cost $616,793)	625,338
Repurchase agreements, at value (cost $613,379)	613,379
Cash	46
Segregated cash with broker	46,927
Receivables:
Dividends	3,853
Fund shares sold	1,575
Variation margin on futures contracts	540
Interest	76
Securities lending income	23
Total assets	3,635,724

Liabilities:
Unrealized depreciation on OTC swap agreements	19,578
Payable for:
Return of securities lending collateral	310,941
Fund shares redeemed	103,339
Swap settlement	18,619
Management fees	2,411
Transfer agent fees	1,499
Investor service fees	691
Portfolio accounting and administration fees	152
Trustees’ fees*	32
Miscellaneous	9,097
Total liabilities	466,359
Net assets	$3,169,365

Net assets consist of:
Paid in capital	$4,194,657
Total distributable earnings (loss)	(1,025,292)
Net assets	$3,169,365
Capital shares outstanding	41,382
Net asset value per share	$76.59

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $41)	$25,401
Dividends from securities of affiliated issuers	33,512
Interest	38,221
Income from securities lending, net	1,458
Total investment income	98,592

Expenses:
Management fees	30,535
Investor service fees	8,482
Transfer agent fees	8,487
Professional fees	5,481
Portfolio accounting and administration fees	5,259
Custodian fees	648
Trustees’ fees*	418
Interest expense	56
Miscellaneous	3,957
Total expenses	63,323
Less:
Expenses reimbursed by Adviser	(3,393)
Expenses waived by Adviser	(946)
Total waived expenses	(4,339)
Net expenses	58,984
Net investment income	39,608

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	42,311
Swap agreements	(58,392)
Futures contracts	115,172
Net realized gain	99,091
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	142,662
Investments in affiliated issuers	9,531
Swap agreements	(71,230)
Futures contracts	(56,735)
Net change in unrealized appreciation (depreciation)	24,228
Net realized and unrealized gain	123,319
Net increase in net assets resulting from operations	$162,927

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 159

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,608	$41,841
Net realized gain on investments	99,091	235,377
Net change in unrealized appreciation (depreciation) on investments	24,228	523,286
Net increase in net assets resulting from operations	162,927	800,504

Distributions to shareholders	(42,928)	—

Capital share transactions:
Proceeds from sale of shares	6,228,214	6,886,877
Distributions reinvested	42,928	—
Cost of shares redeemed	(7,518,471)	(6,755,167)
Net increase (decrease) from capital share transactions	(1,247,329)	131,710
Net increase (decrease) in net assets	(1,127,330)	932,214

Net assets:
Beginning of year	4,296,695	3,364,481
End of year	$3,169,365	$4,296,695

Capital share activity:
Shares sold	83,141	116,338
Shares issued from reinvestment of distributions	561	—
Shares redeemed	(103,909)	(112,512)
Net increase (decrease) in shares	(20,207)	3,826

160 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$69.76	$58.25	$87.53	$89.86	$77.94
Income (loss) from investment operations:
Net investment income (loss)[a]	.85	.75	(.11)	(.96)	(.67)
Net gain (loss) on investments (realized and unrealized)	6.80	10.76	(29.17)	18.02	15.02
Total from investment operations	7.65	11.51	(29.28)	17.06	14.35
Less distributions from:
Net investment income	(.82)	—	—	(.07)	—
Net realized gains	—	—	—	(19.32)	(2.43)
Total distributions	(.82)	—	—	(19.39)	(2.43)
Net asset value, end of period	$76.59	$69.76	$58.25	$87.53	$89.86

Total Return[b]	10.95%	19.76%	(33.45%)	19.00%	20.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,169	$4,297	$3,364	$7,985	$11,284
Ratios to average net assets:
Net investment income (loss)	1.17%	1.22%	(0.17%)	(0.96%)	(1.01%)
Total expenses[c]	1.87%	1.91%	1.87%	1.79%	1.92%
Net expenses[d]	1.74%	1.81%	1.79%	1.71%	1.85%
Portfolio turnover rate	7%	5%	88%	99%	148%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 161

SCHEDULE OF INVESTMENTS	December 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS***,† - 3.4%
Vanguard Russell 2000 ETF	2,308	206,174
iShares Russell 2000 Index ETF	932	205,935
Total Exchange-Traded Funds
(Cost $408,358)		412,109

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 40.2%
Federal Home Loan Bank
4.30% due 02/05/25[1]	$2,000,000	1,991,639
4.50% due 01/02/25[1]	1,000,000	999,875
Fannie Mae
4.18% due 01/02/25[1]	1,000,000	999,884
Farmer Mac
4.25% due 01/17/25[1]	1,000,000	998,111
Total Federal Agency Discount Notes
(Cost $4,989,509)		4,989,509

U.S. TREASURY BILLS†† - 24.4%
U.S. Treasury Bills
4.52% due 01/09/25[1]	2,000,000	1,998,363
4.23% due 03/13/25[1,2]	550,000	545,530
4.21% due 01/16/25[1,3]	340,000	339,440
4.22% due 03/13/25[1]	150,000	148,781
Total U.S. Treasury Bills
(Cost $3,031,549)		3,032,114

REPURCHASE AGREEMENTS††,4 - 45.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	3,130,946	3,130,946
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	2,461,050	2,461,050
Total Repurchase Agreements
(Cost $5,591,996)		5,591,996

Total Investments - 113.0%
(Cost $14,021,412)		$14,025,728
Other Assets & Liabilities, net - (13.0)%		(1,608,591)
Total Net Assets - 100.0%		$12,417,137

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	23	Mar 2025	$2,586,925	$(126,990)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	1,284	$2,863,136	$(1,739)
Barclays Bank plc	Russell 2000 Index	Pay	5.12% (SOFR + 0.75%)	At Maturity	03/27/25	1,559	3,476,630	(2,111)
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	03/26/25	6,948	15,494,156	(633,822)
							$21,833,922	$(637,672)

162 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	412,109	—	—		412,109
Federal Agency Discount Notes	—	4,989,509	—		4,989,509
U.S. Treasury Bills	—	3,032,114	—		3,032,114
Repurchase Agreements	—	5,591,996	—		5,591,996
Total Assets	$412,109	$13,613,619	$—		$14,025,728

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$126,990	$—	$—	$126,990
Equity Index Swap Agreements**	—	637,672	—	637,672
Total Liabilities	$126,990	$637,672	$—	$764,662

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 163

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $8,429,416)	$8,433,732
Repurchase agreements, at value (cost $5,591,996)	5,591,996
Receivables:
Variation margin on futures contracts	2,524
Interest	691
Securities lending income	3
Total assets	14,028,946

Liabilities:
Unrealized depreciation on OTC swap agreements	637,672
Payable for:
Fund shares redeemed	762,174
Swap settlement	144,698
Management fees	11,295
Transfer agent fees	6,246
Investor service fees	3,137
Portfolio accounting and administration fees	690
Trustees’ fees*	152
Miscellaneous	45,745
Total liabilities	1,611,809
Net assets	$12,417,137

Net assets consist of:
Paid in capital	$14,097,882
Total distributable earnings (loss)	(1,680,745)
Net assets	$12,417,137
Capital shares outstanding	77,004
Net asset value per share	$161.25

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$4,856
Interest	530,052
Income from securities lending, net	438
Total investment income	535,346

Expenses:
Management fees	92,486
Investor service fees	25,691
Transfer agent fees	24,081
Professional fees	23,162
Portfolio accounting and administration fees	15,928
Interest expense	10,109
Custodian fees	1,541
Trustees’ fees*	950
Miscellaneous	8,917
Total expenses	202,865
Less:
Expenses reimbursed by Adviser	(10,276)
Net expenses	192,589
Net investment income	342,757

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	152
Swap agreements	(1,368,730)
Futures contracts	109,636
Net realized loss	(1,258,942)
Net change in unrealized appreciation (depreciation) on:
Investments	38,223
Swap agreements	(871,834)
Futures contracts	(130,461)
Net change in unrealized appreciation (depreciation)	(964,072)
Net realized and unrealized loss	(2,223,014)
Net decrease in net assets resulting from operations	$(1,880,257)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

164 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$342,757	$124,561
Net realized gain (loss) on investments	(1,258,942)	559,677
Net change in unrealized appreciation (depreciation) on investments	(964,072)	364,735
Net increase (decrease) in net assets resulting from operations	(1,880,257)	1,048,973

Distributions to shareholders	(312,091)	(8,798)

Capital share transactions:
Proceeds from sale of shares	129,503,893	41,542,129
Distributions reinvested	312,091	8,798
Cost of shares redeemed	(127,199,259)	(31,621,866)
Net increase from capital share transactions	2,616,725	9,929,061
Net increase in net assets	424,377	10,969,236

Net assets:
Beginning of year	11,992,760	1,023,524
End of year	$12,417,137	$11,992,760

Capital share activity:
Shares sold	838,048	317,069
Shares issued from reinvestment of distributions	1,899	61
Shares redeemed	(843,309)	(245,121)
Net increase (decrease) in shares	(3,362)	72,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 165

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$149.23	$122.48	$214.85	$273.59	$234.99
Income (loss) from investment operations:
Net investment income (loss)[a]	5.33	3.71	.58	(3.44)	(2.35)
Net gain (loss) on investments (realized and unrealized)	8.96 [e]	23.17	(92.95)	72.57	42.01
Total from investment operations	14.29	26.88	(92.37)	69.13	39.66
Less distributions from:
Net investment income	(.91)	(.13)	—	—	(1.06)
Net realized gains	(1.36)	—	—	(127.87)	—
Total distributions	(2.27)	(.13)	—	(127.87)	(1.06)
Net asset value, end of period	$161.25	$149.23	$122.48	$214.85	$273.59

Total Return[b]	9.55%	22.00%	(42.99%)	25.77%	17.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,417	$11,993	$1,024	$2,521	$16,514
Ratios to average net assets:
Net investment income (loss)	3.34%	2.83%	0.40%	(1.23%)	(1.23%)
Total expenses[c]	1.97%	2.11%	1.88%	1.80%	1.92%
Net expenses[d]	1.87%	2.04%	1.83%	1.74%	1.86%
Portfolio turnover rate	—	—	598%	701%	463%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

166 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 18.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,691
Guggenheim Strategy Fund II1	2,575	63,983
Total Mutual Funds
(Cost $128,417)		131,674

	Face Amount
U.S. TREASURY BILLS†† - 19.1%
U.S. Treasury Bills
4.18% due 01/07/25[2]	$90,000	89,949
4.23% due 03/13/25[2,3]	50,000	49,593
Total U.S. Treasury Bills
(Cost $139,520)		139,542

FEDERAL AGENCY NOTES†† - 17.8%
Freddie Mac
0.38% due 01/29/25	80,000	79,757
Federal Farm Credit Bank
4.50% (U.S. Prime Rate - 3.00%, Rate Floor: 0.00%) due 01/24/25◊	50,000	50,002
Total Federal Agency Notes
(Cost $129,759)		129,759

FEDERAL AGENCY DISCOUNT NOTES†† - 6.8%
Fannie Mae
4.16% due 01/02/25[2]	50,000	49,994
Total Federal Agency Discount Notes
(Cost $49,994)		49,994

REPURCHASE AGREEMENTS††,4 - 32.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	134,681	134,681
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	105,865	105,865
Total Repurchase Agreements
(Cost $240,546)		240,546

Total Investments - 94.6%
(Cost $688,236)		$691,515
Other Assets & Liabilities, net - 5.4%		39,334
Total Net Assets - 100.0%		$730,849

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.18% (Federal Funds Rate - 0.15%)	At Maturity	03/26/25	54	$121,003	$3,272
Barclays Bank plc	Russell 2000 Index	Receive	4.72% (SOFR + 0.35%)	At Maturity	03/27/25	159	354,495	191
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	03/27/25	111	246,574	150
							$722,072	$3,613

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 167

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$131,674	$—	$—	$131,674
U.S. Treasury Bills	—	139,542	—	139,542
Federal Agency Notes	—	129,759	—	129,759
Federal Agency Discount Notes	—	49,994	—	49,994
Repurchase Agreements	—	240,546	—	240,546
Equity Index Swap Agreements**	—	3,613	—	3,613
Total Assets	$131,674	$563,454	$—	$695,128

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,081	$—	$—	$—	$902	$63,983	2,575	$3,636
Guggenheim Ultra Short Duration Fund — Institutional Class	66,609	—	—	—	1,082	67,691	6,762	3,487
	$129,690	$—	$—	$—	$1,984	$131,674		$7,123

168 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $319,273)	$319,295
Investments in affiliated issuers, at value (cost $128,417)	131,674
Repurchase agreements, at value (cost $240,546)	240,546
Cash	1
Unrealized appreciation on OTC swap agreements	3,613
Receivables:
Fund shares sold	38,093
Swap settlement	3,011
Interest	614
Dividends	569
Total assets	737,416

Liabilities:
Payable for:
Fund shares redeemed	1,937
Professional fees	1,507
Management fees	748
Printing fees	399
Transfer agent fees	362
Investor service fees	212
Portfolio accounting and administration fees	47
Trustees’ fees*	11
Miscellaneous	1,344
Total liabilities	6,567
Net assets	$730,849

Net assets consist of:
Paid in capital	$9,166,206
Total distributable earnings (loss)	(8,435,357)
Net assets	$730,849
Capital shares outstanding†	5,355
Net asset value per share†	$136.48

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$7,123
Interest	30,873
Total investment income	37,996

Expenses:
Management fees	6,474
Investor service fees	1,798
Transfer agent fees	1,853
Professional fees	1,811
Portfolio accounting and administration fees	1,115
Custodian fees	99
Trustees’ fees*	99
Miscellaneous	28
Total expenses	13,277
Less:
Expenses reimbursed by Adviser	(720)
Expenses waived by Adviser	(168)
Total waived/reimbursed expenses	(888)
Net expenses	12,389
Net investment income	25,607

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(99,941)
Futures contracts	(1,572)
Net realized loss	(101,513)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	7
Investments in affiliated issuers	1,984
Swap agreements	10,324
Net change in unrealized appreciation (depreciation)	12,315
Net realized and unrealized loss	(89,198)
Net decrease in net assets resulting from operations	$(63,591)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 169

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,607	$37,982
Net realized loss on investments	(101,513)	(224,005)
Net change in unrealized appreciation (depreciation) on investments	12,315	(82,699)
Net decrease in net assets resulting from operations	(63,591)	(268,722)

Distributions to shareholders	(37,982)	—

Capital share transactions:
Proceeds from sale of shares	7,481,280	12,519,304
Distributions reinvested	37,982	—
Cost of shares redeemed	(7,328,509)	(13,691,212)
Net increase (decrease) from capital share transactions	190,753	(1,171,908)
Net increase (decrease) in net assets	89,180	(1,440,630)

Net assets:
Beginning of year	641,669	2,082,299
End of year	$730,849	$641,669

Capital share activity*:
Shares sold	50,958	71,837
Shares issued from reinvestment of distributions	278	—
Shares redeemed	(49,971)	(79,531)
Net increase (decrease) in shares	1,265	(7,694)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

170 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$156.87	$176.70	$150.59	$184.79	$269.08
Income (loss) from investment operations:
Net investment income (loss)[a]	5.20	5.55	(.45)	(1.95)	(2.85)
Net gain (loss) on investments (realized and unrealized)	(14.04)	(25.38)	26.56 [e]	(32.25)	(79.44)
Total from investment operations	(8.84)	(19.83)	26.11	(34.20)	(82.29)
Less distributions from:
Net investment income	(11.55)	—	—	—	(2.00)
Total distributions	(11.55)	—	—	—	(2.00)
Net asset value, end of period	$136.48	$156.87	$176.70	$150.59	$184.79

Total Return[b]	(5.64%)	(11.23%)	17.33%	(18.51%)	(30.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$731	$642	$2,082	$344	$374
Ratios to average net assets:
Net investment income (loss)	3.56%	3.22%	(0.27%)	(1.25%)	(1.05%)
Total expenses[c]	1.85%	1.87%	1.88%	1.79%	1.93%
Net expenses[d]	1.72%	1.79%	1.82%	1.71%	1.87%
Portfolio turnover rate	—	—	—	250%	275%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:5 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS	December 31, 2024
NOVA FUND

	Shares	Value
COMMON STOCKS† - 71.4%

Technology - 22.4%
Apple, Inc.	8,833	$2,211,960
NVIDIA Corp.	14,334	1,924,913
Microsoft Corp.	4,345	1,831,417
Broadcom, Inc.	2,729	632,691
Salesforce, Inc.	558	186,556
Oracle Corp.	939	156,475
Accenture plc — Class A	365	128,403
ServiceNow, Inc.*	120	127,214
International Business Machines Corp.	540	118,708
Advanced Micro Devices, Inc.*	948	114,509
Adobe, Inc.*	257	114,283
Intuit, Inc.	164	103,074
Texas Instruments, Inc.	533	99,943
QUALCOMM, Inc.	649	99,699
Palantir Technologies, Inc. — Class A*	1,197	90,529
Applied Materials, Inc.	482	78,388
Fiserv, Inc.*	332	68,199
Analog Devices, Inc.	290	61,613
Micron Technology, Inc.	648	54,536
Lam Research Corp.	752	54,317
Intel Corp.*	2,519	50,506
KLA Corp.	78	49,149
Cadence Design Systems, Inc.*	160	48,074
Crowdstrike Holdings, Inc. — Class A*	136	46,534
Synopsys, Inc.*	90	43,682
Autodesk, Inc.*	126	37,242
Fortinet, Inc.*	372	35,146
Roper Technologies, Inc.	63	32,751
Workday, Inc. — Class A*	124	31,996
NXP Semiconductor N.V.	148	30,762
Fair Isaac Corp.*	14	27,873
MSCI, Inc. — Class A	46	27,600
Paychex, Inc.	187	26,221
Fidelity National Information Services, Inc.	315	25,443
Cognizant Technology Solutions Corp. — Class A	290	22,301
Gartner, Inc.*	45	21,801
Dell Technologies, Inc. — Class C	180	20,743
Electronic Arts, Inc.	139	20,336
HP, Inc.	563	18,371
Microchip Technology, Inc.	314	18,008
Take-Two Interactive Software, Inc.*	96	17,672
ANSYS, Inc.*	51	17,204
Monolithic Power Systems, Inc.	28	16,568
Hewlett Packard Enterprise Co.	759	16,205
ON Semiconductor Corp.*	249	15,700
Broadridge Financial Solutions, Inc.	68	15,374
Tyler Technologies, Inc.*	25	14,416
NetApp, Inc.	120	13,930
PTC, Inc.*	70	12,871
Teradyne, Inc.	96	12,088
Western Digital Corp.*	202	12,045
Zebra Technologies Corp. — Class A*	30	11,587
Leidos Holdings, Inc.	78	11,237
Seagate Technology Holdings plc	124	10,702
Super Micro Computer, Inc.*	294	8,961
Akamai Technologies, Inc.*	88	8,417
Skyworks Solutions, Inc.	93	8,247
EPAM Systems, Inc.*	33	7,716
Jack Henry & Associates, Inc.	43	7,538
Dayforce, Inc.*	92	6,683
Paycom Software, Inc.	28	5,739
Total Technology		9,142,866

Communications - 11.1%
Amazon.com, Inc.*	5,469	1,199,844
Meta Platforms, Inc. — Class A	1,273	745,354
Alphabet, Inc. — Class A	3,414	646,270
Alphabet, Inc. — Class C	2,781	529,614
Netflix, Inc.*	250	222,830
Cisco Systems, Inc.	2,329	137,877
Walt Disney Co.	1,058	117,808
Verizon Communications, Inc.	2,460	98,375
AT&T, Inc.	4,193	95,475
Booking Holdings, Inc.	19	94,400
Comcast Corp. — Class A	2,231	83,730
Uber Technologies, Inc.*	1,230	74,194
Palo Alto Networks, Inc.*	382	69,509
Arista Networks, Inc.*	603	66,650
T-Mobile US, Inc.	285	62,908
Motorola Solutions, Inc.	98	45,298
Airbnb, Inc. — Class A*	253	33,247
Corning, Inc.	450	21,384
Charter Communications, Inc. — Class A*	56	19,195
eBay, Inc.	280	17,346
GoDaddy, Inc. — Class A*	82	16,184
Warner Bros Discovery, Inc.*	1,304	13,783
CDW Corp.	78	13,575
Expedia Group, Inc.*	72	13,416
FactSet Research Systems, Inc.	22	10,566
VeriSign, Inc.*	48	9,934
Omnicom Group, Inc.	114	9,809
Gen Digital, Inc.	317	8,679
F5, Inc.*	34	8,550
Juniper Networks, Inc.	194	7,265
Fox Corp. — Class A	129	6,267
Interpublic Group of Companies, Inc.	218	6,108
News Corp. — Class A	221	6,087
Match Group, Inc.	147	4,808
Paramount Global — Class B1	348	3,640
Fox Corp. — Class B	77	3,522
News Corp. — Class B	65	1,978
Total Communications		4,525,479

Consumer, Non-cyclical - 11.0%
Eli Lilly & Co.	460	355,120
UnitedHealth Group, Inc.	538	272,153
Procter & Gamble Co.	1,376	230,687
Johnson & Johnson	1,407	203,480
AbbVie, Inc.	1,032	183,386
Merck & Company, Inc.	1,479	147,131

172 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NOVA FUND

	Shares	Value
Coca-Cola Co.	2,266	$141,081
PepsiCo, Inc.	801	121,800
Thermo Fisher Scientific, Inc.	224	116,532
Abbott Laboratories	1,014	114,694
Philip Morris International, Inc.	909	109,398
Intuitive Surgical, Inc.*	208	108,568
S&P Global, Inc.	185	92,135
Pfizer, Inc.	3,311	87,841
Danaher Corp.	375	86,081
Amgen, Inc.	314	81,841
Boston Scientific Corp.*	861	76,905
Stryker Corp.	200	72,010
Automatic Data Processing, Inc.	238	69,670
Gilead Sciences, Inc.	728	67,245
Bristol-Myers Squibb Co.	1,185	67,024
Vertex Pharmaceuticals, Inc.*	150	60,405
Medtronic plc	749	59,830
Altria Group, Inc.	990	51,767
PayPal Holdings, Inc.*	586	50,015
Elevance Health, Inc.	135	49,801
Mondelez International, Inc. — Class A	781	46,649
Cigna Group	162	44,735
Regeneron Pharmaceuticals, Inc.*	61	43,452
Colgate-Palmolive Co.	477	43,364
Moody’s Corp.	91	43,077
Zoetis, Inc.	264	43,014
McKesson Corp.	74	42,173
Becton Dickinson & Co.	169	38,341
Cintas Corp.	200	36,540
CVS Health Corp.	735	32,994
HCA Healthcare, Inc.	107	32,116
Quanta Services, Inc.	86	27,180
United Rentals, Inc.	38	26,769
Kimberly-Clark Corp.	195	25,553
Edwards Lifesciences Corp.*	345	25,540
Kenvue, Inc.	1,120	23,912
Kroger Co.	389	23,787
Cencora, Inc. — Class A	102	22,917
Verisk Analytics, Inc. — Class A	83	22,861
Corteva, Inc.	401	22,841
Agilent Technologies, Inc.	168	22,569
Sysco Corp.	287	21,944
Monster Beverage Corp.*	409	21,497
Keurig Dr Pepper, Inc.	658	21,135
GE HealthCare Technologies, Inc.	267	20,874
General Mills, Inc.	324	20,662
Constellation Brands, Inc. — Class A	91	20,111
IQVIA Holdings, Inc.*	101	19,847
IDEXX Laboratories, Inc.*	48	19,845
ResMed, Inc.	86	19,667
Equifax, Inc.	72	18,349
Centene Corp.*	296	17,932
Humana, Inc.	70	17,760
Dexcom, Inc.*	228	17,732
Global Payments, Inc.	149	16,697
Cardinal Health, Inc.	141	16,676
Kraft Heinz Co.	516	15,846
Church & Dwight Company, Inc.	143	14,974
Hershey Co.	86	14,564
Archer-Daniels-Midland Co.	279	14,095
Corpay, Inc.*	41	13,875
West Pharmaceutical Services, Inc.	42	13,758
Biogen, Inc.*	85	12,998
Waters Corp.*	35	12,984
Kellanova	157	12,712
Zimmer Biomet Holdings, Inc.	116	12,253
STERIS plc	58	11,922
Clorox Co.	72	11,693
Labcorp Holdings, Inc.	49	11,237
McCormick & Company, Inc.	147	11,207
Insulet Corp.*	41	10,704
Cooper Companies, Inc.*	116	10,664
Estee Lauder Companies, Inc. — Class A	136	10,197
Quest Diagnostics, Inc.	65	9,806
Hologic, Inc.*	136	9,804
Molina Healthcare, Inc.*	33	9,604
Tyson Foods, Inc. — Class A	167	9,593
Avery Dennison Corp.	47	8,795
Viatris, Inc.	698	8,690
Baxter International, Inc.	298	8,690
Align Technology, Inc.*	41	8,549
Moderna, Inc.*	198	8,233
Revvity, Inc.	71	7,924
Conagra Brands, Inc.	279	7,742
Rollins, Inc.	164	7,601
J M Smucker Co.	62	6,828
Bio-Techne Corp.	93	6,699
Incyte Corp.*	93	6,424
Bunge Global S.A.	82	6,377
Universal Health Services, Inc. — Class B	34	6,100
Molson Coors Beverage Co. — Class B	102	5,847
Lamb Weston Holdings, Inc.	83	5,547
Charles River Laboratories International, Inc.*	30	5,538
Solventum Corp.*	81	5,351
Hormel Foods Corp.	170	5,333
Henry Schein, Inc.*	73	5,052
MarketAxess Holdings, Inc.	22	4,973
The Campbell’s Co.	115	4,816
Teleflex, Inc.	27	4,805
Brown-Forman Corp. — Class B	107	4,064
DaVita, Inc.*	26	3,888
Total Consumer, Non-cyclical		4,466,068

Financial - 10.3%
Berkshire Hathaway, Inc. — Class B*	1,071	485,463
JPMorgan Chase & Co.	1,646	394,563
Visa, Inc. — Class A	1,009	318,884
Mastercard, Inc. — Class A	479	252,227
Bank of America Corp.	3,901	171,449
Wells Fargo & Co.	1,946	136,687
Goldman Sachs Group, Inc.	183	104,789
American Express Co.	325	96,457
Morgan Stanley	725	91,147

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NOVA FUND

	Shares	Value
Blackrock, Inc.	85	$87,134
Progressive Corp.	342	81,947
Citigroup, Inc.	1,106	77,851
Blackstone, Inc. — Class A	422	72,761
Charles Schwab Corp.	873	64,611
Marsh & McLennan Companies, Inc.	287	60,962
Chubb Ltd.	219	60,510
KKR & Company, Inc. — Class A	394	58,277
Prologis, Inc. REIT	541	57,184
Equinix, Inc. REIT	56	52,802
American Tower Corp. — Class A REIT	273	50,071
Intercontinental Exchange, Inc.	335	49,918
CME Group, Inc. — Class A	210	48,768
Aon plc — Class A	126	45,254
PNC Financial Services Group, Inc.	232	44,741
U.S. Bancorp	912	43,621
Welltower, Inc. REIT	346	43,606
Apollo Global Management, Inc.	261	43,107
Arthur J Gallagher & Co.	146	41,442
Capital One Financial Corp.	223	39,765
Truist Financial Corp.	775	33,620
Bank of New York Mellon Corp.	425	32,653
Digital Realty Trust, Inc. REIT	182	32,274
Travelers Companies, Inc.	133	32,038
Simon Property Group, Inc. REIT	179	30,826
Ameriprise Financial, Inc.	57	30,349
Aflac, Inc.	292	30,204
Allstate Corp.	155	29,882
MetLife, Inc.	340	27,839
Public Storage REIT	92	27,548
Realty Income Corp. REIT	511	27,293
American International Group, Inc.	364	26,499
Discover Financial Services	147	25,465
Prudential Financial, Inc.	208	24,654
CBRE Group, Inc. — Class A*	176	23,107
Crown Castle, Inc. REIT	254	23,053
Arch Capital Group Ltd.	219	20,225
Nasdaq, Inc.	242	18,709
Extra Space Storage, Inc. REIT	124	18,550
Hartford Financial Services Group, Inc.	169	18,489
Willis Towers Watson plc	59	18,481
AvalonBay Communities, Inc. REIT	83	18,258
M&T Bank Corp.	97	18,237
VICI Properties, Inc. REIT	616	17,993
Iron Mountain, Inc. REIT	171	17,974
CoStar Group, Inc.*	240	17,182
State Street Corp.	171	16,784
Raymond James Financial, Inc.	107	16,620
Fifth Third Bancorp	392	16,574
Synchrony Financial	227	14,755
T. Rowe Price Group, Inc.	130	14,702
Ventas, Inc. REIT	245	14,428
Equity Residential REIT	199	14,280
Brown & Brown, Inc.	139	14,181
Huntington Bancshares, Inc.	849	13,813
Cincinnati Financial Corp.	91	13,077
SBA Communications Corp. REIT	63	12,839
Regions Financial Corp.	531	12,489
Weyerhaeuser Co. REIT	424	11,936
Cboe Global Markets, Inc.	61	11,920
Northern Trust Corp.	116	11,890
Citizens Financial Group, Inc.	258	11,290
Essex Property Trust, Inc. REIT	38	10,847
Invitation Homes, Inc. REIT	333	10,646
Mid-America Apartment Communities, Inc. REIT	68	10,511
W R Berkley Corp.	176	10,300
KeyCorp	579	9,924
Principal Financial Group, Inc.	123	9,521
Kimco Realty Corp. REIT	394	9,231
Everest Group Ltd.	25	9,062
Loews Corp.	106	8,977
Alexandria Real Estate Equities, Inc. REIT	91	8,877
Healthpeak Properties, Inc. REIT	409	8,290
UDR, Inc. REIT	175	7,597
Camden Property Trust REIT	62	7,194
Host Hotels & Resorts, Inc. REIT	408	7,148
Regency Centers Corp. REIT	96	7,097
Assurant, Inc.	30	6,397
BXP, Inc. REIT	85	6,321
Erie Indemnity Co. — Class A	15	6,183
Globe Life, Inc.	49	5,464
Federal Realty Investment Trust REIT	45	5,038
Invesco Ltd.	263	4,597
Franklin Resources, Inc.	180	3,652
Total Financial		4,211,852

Consumer, Cyclical - 6.4%
Tesla, Inc.*	1,632	659,067
Costco Wholesale Corp.	259	237,314
Walmart, Inc.	2,537	229,218
Home Depot, Inc.	581	226,003
McDonald’s Corp.	419	121,464
Lowe’s Companies, Inc.	331	81,691
TJX Companies, Inc.	659	79,614
Starbucks Corp.	663	60,499
NIKE, Inc. — Class B	695	52,591
Chipotle Mexican Grill, Inc. — Class A*	796	47,999
O’Reilly Automotive, Inc.*	34	40,317
Marriott International, Inc. — Class A	135	37,657
Target Corp.	270	36,499
Hilton Worldwide Holdings, Inc.	142	35,097
General Motors Co.	642	34,199
Royal Caribbean Cruises Ltd.	144	33,219
AutoZone, Inc.*	10	32,020
PACCAR, Inc.	306	31,830
Copart, Inc.*	512	29,384
Ross Stores, Inc.	194	29,346
Cummins, Inc.	80	27,888
WW Grainger, Inc.	26	27,405
Lululemon Athletica, Inc.*	66	25,239
Fastenal Co.	335	24,090
DR Horton, Inc.	170	23,769

174 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NOVA FUND

	Shares	Value
Delta Air Lines, Inc.	374	$22,627
Ford Motor Co.	2,281	22,582
Yum! Brands, Inc.	163	21,868
Lennar Corp. — Class A	139	18,956
United Airlines Holdings, Inc.*	192	18,643
Deckers Outdoor Corp.*	89	18,075
Tractor Supply Co.	312	16,555
NVR, Inc.*	2	16,358
Carnival Corp.*	607	15,127
PulteGroup, Inc.	120	13,068
Darden Restaurants, Inc.	69	12,882
Ulta Beauty, Inc.*	28	12,178
Live Nation Entertainment, Inc.*	92	11,914
Southwest Airlines Co.	350	11,767
Las Vegas Sands Corp.	203	10,426
Best Buy Company, Inc.	114	9,781
Dollar General Corp.	128	9,705
Genuine Parts Co.	81	9,457
Tapestry, Inc.	136	8,885
Dollar Tree, Inc.*	118	8,843
Domino’s Pizza, Inc.	20	8,395
Aptiv plc*	137	8,286
Pool Corp.	22	7,501
CarMax, Inc.*	91	7,440
Norwegian Cruise Line Holdings Ltd.*	257	6,613
LKQ Corp.	152	5,586
Ralph Lauren Corp. — Class A	23	5,312
Wynn Resorts Ltd.	54	4,652
MGM Resorts International*	132	4,574
Hasbro, Inc.	77	4,305
Caesars Entertainment, Inc.*	124	4,144
BorgWarner, Inc.	128	4,069
Walgreens Boots Alliance, Inc.	420	3,918
Total Consumer, Cyclical		2,627,911

Industrial - 5.1%
General Electric Co.	633	105,578
Caterpillar, Inc.	282	102,298
RTX Corp.	778	90,030
Honeywell International, Inc.	380	85,838
Union Pacific Corp.	354	80,726
Boeing Co.*	437	77,349
Eaton Corporation plc	231	76,662
Deere & Co.	149	63,131
Lockheed Martin Corp.	123	59,771
United Parcel Service, Inc. — Class B	427	53,845
GE Vernova, Inc.	161	52,958
Amphenol Corp. — Class A	705	48,962
Trane Technologies plc	131	48,385
Parker-Hannifin Corp.	75	47,702
Waste Management, Inc.	213	42,981
TransDigm Group, Inc.	33	41,820
Emerson Electric Co.	333	41,269
3M Co.	318	41,051
Illinois Tool Works, Inc.	157	39,809
General Dynamics Corp.	151	39,787
Northrop Grumman Corp.	80	37,543
FedEx Corp.	131	36,854
CSX Corp.	1,126	36,336
Carrier Global Corp.	487	33,242
Norfolk Southern Corp.	132	30,981
Johnson Controls International plc	390	30,783
Howmet Aerospace, Inc.	237	25,921
TE Connectivity plc	175	25,020
Axon Enterprise, Inc.*	42	24,961
AMETEK, Inc.	135	24,335
Republic Services, Inc. — Class A	119	23,941
L3Harris Technologies, Inc.	111	23,341
Otis Worldwide Corp.	234	21,671
Ingersoll Rand, Inc.	235	21,258
Vulcan Materials Co.	77	19,807
Old Dominion Freight Line, Inc.	110	19,404
Westinghouse Air Brake Technologies Corp.	100	18,959
Rockwell Automation, Inc.	66	18,862
Martin Marietta Materials, Inc.	36	18,594
Garmin Ltd.	90	18,563
Xylem, Inc.	142	16,475
Keysight Technologies, Inc.*	101	16,224
Smurfit WestRock plc	289	15,565
Fortive Corp.	203	15,225
Dover Corp.	80	15,008
Mettler-Toledo International, Inc.*	12	14,684
Veralto Corp.	144	14,666
Hubbell, Inc.	31	12,986
Teledyne Technologies, Inc.*	27	12,531
Packaging Corporation of America	52	11,707
Lennox International, Inc.	19	11,577
Snap-on, Inc.	31	10,524
Trimble, Inc.*	143	10,104
Jacobs Solutions, Inc.	74	9,888
Pentair plc	97	9,762
Ball Corp.	174	9,593
Builders FirstSource, Inc.*	67	9,576
Jabil, Inc.	66	9,498
Masco Corp.	127	9,216
IDEX Corp.	44	9,209
Expeditors International of Washington, Inc.	82	9,083
Textron, Inc.	108	8,261
J.B. Hunt Transport Services, Inc.	47	8,021
Amcor plc	845	7,951
Stanley Black & Decker, Inc.	90	7,226
CH Robinson Worldwide, Inc.	69	7,129
Nordson Corp.	32	6,696
Allegion plc	51	6,665
Generac Holdings, Inc.*	35	5,427
A O Smith Corp.	70	4,775
Huntington Ingalls Industries, Inc.	23	4,346
Mohawk Industries, Inc.*	31	3,693
Total Industrial		2,073,619

Energy - 2.3%
Exxon Mobil Corp.	2,568	276,240
Chevron Corp.	977	141,509

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 175

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NOVA FUND

	Shares	Value
ConocoPhillips	756	$74,973
EOG Resources, Inc.	329	40,329
Williams Companies, Inc.	712	38,534
ONEOK, Inc.	341	34,236
Schlumberger N.V.	826	31,669
Kinder Morgan, Inc.	1,130	30,962
Phillips 66	241	27,457
Marathon Petroleum Corp.	188	26,226
Baker Hughes Co.	578	23,710
Targa Resources Corp.	128	22,848
Valero Energy Corp.	185	22,679
Hess Corp.	161	21,415
Occidental Petroleum Corp.	395	19,517
Diamondback Energy, Inc.	109	17,857
Equities Corp.	349	16,092
Halliburton Co.	513	13,948
Devon Energy Corp.	384	12,568
Texas Pacific Land Corp.	11	12,166
First Solar, Inc.*	63	11,103
Coterra Energy, Inc. — Class A	430	10,982
Enphase Energy, Inc.*	79	5,425
APA Corp.	216	4,987
Total Energy		937,432

Utilities - 1.7%
NextEra Energy, Inc.	1,202	86,171
Southern Co.	640	52,685
Duke Energy Corp.	451	48,591
Constellation Energy Corp.	183	40,939
Sempra	370	32,456
American Electric Power Company, Inc.	311	28,684
Vistra Corp.	199	27,436
Dominion Energy, Inc.	491	26,445
PG&E Corp.	1,278	25,790
Public Service Enterprise Group, Inc.	291	24,587
Xcel Energy, Inc.	335	22,619
Exelon Corp.	588	22,132
Entergy Corp.	250	18,955
Edison International	226	18,044
Consolidated Edison, Inc.	202	18,024
WEC Energy Group, Inc.	185	17,397
DTE Energy Co.	121	14,611
American Water Works Company, Inc.	114	14,192
PPL Corp.	431	13,990
Ameren Corp.	156	13,906
Atmos Energy Corp.	91	12,674
Eversource Energy	214	12,290
CenterPoint Energy, Inc.	381	12,089
FirstEnergy Corp.	300	11,934
CMS Energy Corp.	175	11,664
NRG Energy, Inc.	118	10,646
NiSource, Inc.	273	10,035
Alliant Energy Corp.	150	8,871
Evergy, Inc.	134	8,248
Pinnacle West Capital Corp.	66	5,595
AES Corp.	415	5,341
Total Utilities		677,041

Basic Materials - 1.1%
Linde plc	278	116,390
Sherwin-Williams Co.	135	45,891
Air Products and Chemicals, Inc.	130	37,705
Ecolab, Inc.	147	34,445
Freeport-McMoRan, Inc.	839	31,949
Newmont Corp.	665	24,751
DuPont de Nemours, Inc.	244	18,605
Dow, Inc.	409	16,413
PPG Industries, Inc.	136	16,245
Nucor Corp.	137	15,989
International Flavors & Fragrances, Inc.	149	12,598
LyondellBasell Industries N.V. — Class A	152	11,289
International Paper Co.	203	10,926
Steel Dynamics, Inc.	83	9,468
CF Industries Holdings, Inc.	102	8,703
Eastman Chemical Co.	68	6,210
Albemarle Corp.	69	5,939
Mosaic Co.	186	4,572
Celanese Corp. — Class A	64	4,429
FMC Corp.	73	3,549
Total Basic Materials		436,066

Total Common Stocks
(Cost $18,210,798)		29,098,334

MUTUAL FUNDS† - 9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	202,415	2,026,173
Guggenheim Strategy Fund II2	78,932	1,961,449
Total Mutual Funds
(Cost $3,941,469)		3,987,622

	Face Amount
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
4.21% due 01/16/25[3,4]	$655,000	653,921
4.20% due 03/13/25[4,5]	450,000	446,343
4.23% due 03/13/25[4,5]	200,000	198,374
Total U.S. Treasury Bills
(Cost $1,298,421)		1,298,638

REPURCHASE AGREEMENTS††,6 - 10.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[5]	2,414,022	2,414,022
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[5]	1,897,520	1,897,520
Total Repurchase Agreements
(Cost $4,311,542)		4,311,542

176 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
NOVA FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	2,612	$2,612
Total Securities Lending Collateral
(Cost $2,612)		2,612

Total Investments - 95.0%
(Cost $27,764,842)		$38,698,748
Other Assets & Liabilities, net - 5.0%		2,032,557
Total Net Assets - 100.0%		$40,731,305

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	26	Mar 2025	$7,715,825	$(249,585)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	1,151	$6,770,347	$14,727
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	03/27/25	566	3,328,112	2,622
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	2,397	14,099,173	(239,212)
							$24,197,632	$(221,863)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 177

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,098,334	$—	$—	$29,098,334
Mutual Funds	3,987,622	—	—	3,987,622
U.S. Treasury Bills	—	1,298,638	—	1,298,638
Repurchase Agreements	—	4,311,542	—	4,311,542
Securities Lending Collateral	2,612	—	—	2,612
Equity Index Swap Agreements**	—	17,349	—	17,349
Total Assets	$33,088,568	$5,627,529	$—	$38,716,097

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$249,585	$—	$—	$249,585
Equity Index Swap Agreements**	—	239,212	—	239,212
Total Liabilities	$249,585	$239,212	$—	$488,797

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,933,823	$—	$—	$—	$27,626	$1,961,449	78,932	$111,453
Guggenheim Ultra Short Duration Fund — Institutional Class	1,993,787	—	—	—	32,386	2,026,173	202,415	104,375
	$3,927,610	$—	$—	$—	$60,012	$3,987,622		$215,828

178 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $2,542 of securities loaned (cost $19,511,831)	$30,399,584
Investments in affiliated issuers, at value (cost $3,941,469)	3,987,622
Repurchase agreements, at value (cost $4,311,542)	4,311,542
Cash	150
Segregated cash with broker	29,205
Unrealized appreciation on OTC swap agreements	17,349
Receivables:
Fund shares sold	2,525,177
Dividends	36,485
Interest	533
Total assets	41,307,647

Liabilities:
Unrealized depreciation on OTC swap agreements	239,212
Payable for:
Swap settlement	95,576
Fund shares redeemed	44,694
Variation margin on futures contracts	30,550
Management fees	25,501
Transfer agent fees	18,275
Investor service fees	8,639
Portfolio accounting and administration fees	3,628
Return of securities lending collateral	2,612
Trustees’ fees*	382
Miscellaneous	107,273
Total liabilities	576,342
Net assets	$40,731,305

Net assets consist of:
Paid in capital	$33,918,615
Total distributable earnings (loss)	6,812,690
Net assets	$40,731,305
Capital shares outstanding	191,306
Net asset value per share	$212.91

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $108)	$398,837
Dividends from securities of affiliated issuers	215,828
Interest	268,488
Income from securities lending, net	88
Total investment income	883,241

Expenses:
Management fees	286,753
Investor service fees	95,585
Transfer agent fees	93,009
Professional fees	70,220
Portfolio accounting and administration fees	59,261
Interest expense	13,276
Custodian fees	5,336
Trustees’ fees*	4,181
Miscellaneous	31,891
Total expenses	659,512
Less:
Expenses reimbursed by Adviser	(19,116)
Expenses waived by Adviser	(5,034)
Total waived/reimbursed expenses	(24,150)
Net expenses	635,362
Net investment income	247,879

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,589,680
Swap agreements	3,414,625
Futures contracts	1,883,503
Net realized gain	6,887,808
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,303,497
Investments in affiliated issuers	60,012
Swap agreements	(475,034)
Futures contracts	(263,692)
Net change in unrealized appreciation (depreciation)	3,624,783
Net realized and unrealized gain	10,512,591
Net increase in net assets resulting from operations	$10,760,470

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 179

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$247,879	$244,735
Net realized gain on investments	6,887,808	1,922,938
Net change in unrealized appreciation (depreciation) on investments	3,624,783	4,950,491
Net increase in net assets resulting from operations	10,760,470	7,118,164

Capital share transactions:
Proceeds from sale of shares	103,873,391	171,778,579
Cost of shares redeemed	(109,975,453)	(159,337,276)
Net increase (decrease) from capital share transactions	(6,102,062)	12,441,303
Net increase in net assets	4,658,408	19,559,467

Net assets:
Beginning of year	36,072,897	16,513,430
End of year	$40,731,305	$36,072,897

Capital share activity:
Shares sold	565,979	1,240,816
Shares redeemed	(599,597)	(1,154,954)
Net increase (decrease) in shares	(33,618)	85,862

180 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$160.38	$118.75	$196.72	$144.74	$135.68
Income (loss) from investment operations:
Net investment income (loss)[a]	1.24	1.17	.15	(.76)	(.30)
Net gain (loss) on investments (realized and unrealized)	51.29	40.46	(58.50)	60.70	24.12
Total from investment operations	52.53	41.63	(58.35)	59.94	23.82
Less distributions from:
Net investment income	—	—	(.67)	(.61)	(1.16)
Net realized gains	—	—	(18.95)	(7.35)	(13.60)
Total distributions	—	—	(19.62)	(7.96)	(14.76)
Net asset value, end of period	$212.91	$160.38	$118.75	$196.72	$144.74

Total Return[b]	32.75%	35.06%	(30.26%)	42.18%	20.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,731	$36,073	$16,513	$63,584	$45,692
Ratios to average net assets:
Net investment income (loss)	0.65%	0.85%	0.10%	(0.44%)	(0.24%)
Total expenses[c]	1.72%	1.76%	1.67%	1.60%	1.73%
Net expenses[d]	1.66%	1.72%	1.65%	1.57%	1.68%
Portfolio turnover rate	177%	413%	748%	408%	650%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 85.1%

Technology - 26.7%
Apple, Inc.	9,332	$2,336,919
NVIDIA Corp.	15,143	2,033,554
Microsoft Corp.	4,590	1,934,685
Broadcom, Inc.	2,883	668,395
Salesforce, Inc.	590	197,255
Oracle Corp.	992	165,307
Accenture plc — Class A	386	135,791
ServiceNow, Inc.*	127	134,635
International Business Machines Corp.	571	125,523
Advanced Micro Devices, Inc.*	1,002	121,032
Adobe, Inc.*	272	120,953
Intuit, Inc.	173	108,731
Texas Instruments, Inc.	563	105,568
QUALCOMM, Inc.	686	105,383
Palantir Technologies, Inc. — Class A*	1,265	95,672
Applied Materials, Inc.	509	82,779
Fiserv, Inc.*	351	72,102
Analog Devices, Inc.	307	65,225
Micron Technology, Inc.	684	57,565
Lam Research Corp.	794	57,351
Intel Corp.*	2,663	53,393
KLA Corp.	83	52,300
Cadence Design Systems, Inc.*	169	50,778
Crowdstrike Holdings, Inc. — Class A*	144	49,271
Synopsys, Inc.*	95	46,109
Autodesk, Inc.*	133	39,311
Fortinet, Inc.*	393	37,131
Roper Technologies, Inc.	66	34,310
Workday, Inc. — Class A*	131	33,802
NXP Semiconductor N.V.	157	32,632
Fair Isaac Corp.*	15	29,864
MSCI, Inc. — Class A	48	28,800
Paychex, Inc.	198	27,764
Fidelity National Information Services, Inc.	332	26,816
Cognizant Technology Solutions Corp. — Class A	306	23,531
Gartner, Inc.*	48	23,254
Dell Technologies, Inc. — Class C	190	21,896
Electronic Arts, Inc.	147	21,506
HP, Inc.	595	19,415
Microchip Technology, Inc.	332	19,040
Take-Two Interactive Software, Inc.*	101	18,592
ANSYS, Inc.*	54	18,216
Monolithic Power Systems, Inc.	30	17,751
Hewlett Packard Enterprise Co.	802	17,123
ON Semiconductor Corp.*	263	16,582
Broadridge Financial Solutions, Inc.	72	16,278
Tyler Technologies, Inc.*	26	14,993
NetApp, Inc.	126	14,626
PTC, Inc.*	74	13,606
Teradyne, Inc.	101	12,718
Western Digital Corp.*	213	12,701
Zebra Technologies Corp. — Class A*	32	12,359
Leidos Holdings, Inc.	82	11,813
Seagate Technology Holdings plc	131	11,307
Super Micro Computer, Inc.*	311	9,479
Akamai Technologies, Inc.*	93	8,895
Skyworks Solutions, Inc.	99	8,779
EPAM Systems, Inc.*	35	8,184
Jack Henry & Associates, Inc.	45	7,889
Dayforce, Inc.*	97	7,046
Paycom Software, Inc.	30	6,149
Total Technology		9,660,434

Communications - 13.2%
Amazon.com, Inc.*	5,777	1,267,416
Meta Platforms, Inc. — Class A	1,346	788,097
Alphabet, Inc. — Class A	3,607	682,805
Alphabet, Inc. — Class C	2,938	559,513
Netflix, Inc.*	264	235,309
Cisco Systems, Inc.	2,461	145,691
Walt Disney Co.	1,118	124,489
Verizon Communications, Inc.	2,599	103,934
AT&T, Inc.	4,430	100,871
Booking Holdings, Inc.	20	99,368
Comcast Corp. — Class A	2,356	88,421
Uber Technologies, Inc.*	1,300	78,416
Palo Alto Networks, Inc.*	404	73,512
Arista Networks, Inc.*	638	70,518
T-Mobile US, Inc.	301	66,440
Motorola Solutions, Inc.	103	47,610
Airbnb, Inc. — Class A*	267	35,087
Corning, Inc.	476	22,619
Charter Communications, Inc. — Class A*	60	20,566
eBay, Inc.	296	18,337
GoDaddy, Inc. — Class A*	87	17,171
Warner Bros Discovery, Inc.*	1,378	14,565
CDW Corp.	82	14,271
Expedia Group, Inc.*	76	14,161
FactSet Research Systems, Inc.	23	11,046
VeriSign, Inc.*	51	10,555
Omnicom Group, Inc.	120	10,325
Gen Digital, Inc.	335	9,172
F5, Inc.*	36	9,053
Juniper Networks, Inc.	204	7,640
Fox Corp. — Class A	137	6,656
Interpublic Group of Companies, Inc.	230	6,444
News Corp. — Class A	234	6,444
Match Group, Inc.	155	5,070
Paramount Global — Class B1	367	3,839
Fox Corp. — Class B	81	3,705
News Corp. — Class B	69	2,100
Total Communications		4,781,236

Consumer, Non-cyclical - 13.1%
Eli Lilly & Co.	486	375,192
UnitedHealth Group, Inc.	568	287,328
Procter & Gamble Co.	1,454	243,763
Johnson & Johnson	1,486	214,905
AbbVie, Inc.	1,091	193,871
Merck & Company, Inc.	1,562	155,388

182 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Coca-Cola Co.	2,393	$148,988
PepsiCo, Inc.	847	128,795
Thermo Fisher Scientific, Inc.	236	122,774
Abbott Laboratories	1,071	121,141
Philip Morris International, Inc.	960	115,536
Intuitive Surgical, Inc.*	220	114,831
S&P Global, Inc.	196	97,614
Pfizer, Inc.	3,498	92,802
Danaher Corp.	397	91,131
Amgen, Inc.	332	86,533
Boston Scientific Corp.*	910	81,281
Stryker Corp.	212	76,331
Automatic Data Processing, Inc.	252	73,768
Gilead Sciences, Inc.	769	71,033
Bristol-Myers Squibb Co.	1,252	70,813
Vertex Pharmaceuticals, Inc.*	159	64,029
Medtronic plc	792	63,265
Altria Group, Inc.	1,046	54,695
PayPal Holdings, Inc.*	619	52,832
Elevance Health, Inc.	143	52,753
Mondelez International, Inc. — Class A	826	49,337
Cigna Group	172	47,496
Regeneron Pharmaceuticals, Inc.*	65	46,301
Colgate-Palmolive Co.	504	45,819
Zoetis, Inc.	279	45,457
Moody’s Corp.	96	45,444
McKesson Corp.	78	44,453
Becton Dickinson & Co.	178	40,383
Cintas Corp.	212	38,732
CVS Health Corp.	777	34,880
HCA Healthcare, Inc.	113	33,917
United Rentals, Inc.	41	28,882
Quanta Services, Inc.	91	28,761
Kimberly-Clark Corp.	206	26,994
Edwards Lifesciences Corp.*	364	26,947
Kenvue, Inc.	1,184	25,278
Kroger Co.	411	25,133
Cencora, Inc. — Class A	108	24,265
Corteva, Inc.	424	24,151
Verisk Analytics, Inc. — Class A	87	23,962
Agilent Technologies, Inc.	177	23,778
Sysco Corp.	303	23,167
Monster Beverage Corp.*	432	22,706
Keurig Dr Pepper, Inc.	695	22,323
GE HealthCare Technologies, Inc.	282	22,047
General Mills, Inc.	343	21,873
Constellation Brands, Inc. — Class A	96	21,216
IDEXX Laboratories, Inc.*	51	21,086
IQVIA Holdings, Inc.*	106	20,830
ResMed, Inc.	91	20,811
Equifax, Inc.	77	19,623
Centene Corp.*	312	18,901
Humana, Inc.	74	18,775
Dexcom, Inc.*	241	18,743
Cardinal Health, Inc.	149	17,622
Global Payments, Inc.	157	17,593
Kraft Heinz Co.	545	16,737
Church & Dwight Company, Inc.	151	15,811
Hershey Co.	91	15,411
Archer-Daniels-Midland Co.	295	14,904
West Pharmaceutical Services, Inc.	45	14,740
Corpay, Inc.*	43	14,552
Biogen, Inc.*	90	13,763
Waters Corp.*	37	13,726
Kellanova	166	13,441
Zimmer Biomet Holdings, Inc.	123	12,993
STERIS plc	61	12,539
Clorox Co.	76	12,343
Labcorp Holdings, Inc.	52	11,925
McCormick & Company, Inc.	156	11,894
Cooper Companies, Inc.*	123	11,307
Insulet Corp.*	43	11,226
Estee Lauder Companies, Inc. — Class A	144	10,797
Quest Diagnostics, Inc.	69	10,409
Hologic, Inc.*	143	10,309
Molina Healthcare, Inc.*	35	10,187
Tyson Foods, Inc. — Class A	176	10,109
Avery Dennison Corp.	50	9,357
Baxter International, Inc.	315	9,185
Viatris, Inc.	737	9,176
Align Technology, Inc.*	43	8,966
Moderna, Inc.*	209	8,690
Revvity, Inc.	75	8,371
Conagra Brands, Inc.	295	8,186
Rollins, Inc.	173	8,019
J M Smucker Co.	66	7,268
Bio-Techne Corp.	98	7,059
Incyte Corp.*	99	6,838
Bunge Global S.A.	86	6,687
Universal Health Services, Inc. — Class B	36	6,459
Molson Coors Beverage Co. — Class B	108	6,191
Charles River Laboratories International, Inc.*	32	5,907
Lamb Weston Holdings, Inc.	88	5,881
Hormel Foods Corp.	179	5,615
Solventum Corp.*	85	5,615
Henry Schein, Inc.*	77	5,328
MarketAxess Holdings, Inc.	23	5,199
Teleflex, Inc.	29	5,161
The Campbell’s Co.	121	5,068
Brown-Forman Corp. — Class B	112	4,254
DaVita, Inc.*	28	4,187
Total Consumer, Non-cyclical		4,720,868

Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	1,132	513,113
JPMorgan Chase & Co.	1,738	416,616
Visa, Inc. — Class A	1,067	337,215
Mastercard, Inc. — Class A	506	266,444
Bank of America Corp.	4,121	181,118
Wells Fargo & Co.	2,055	144,343
Goldman Sachs Group, Inc.	194	111,088
American Express Co.	344	102,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Morgan Stanley	766	$96,301
Blackrock, Inc.	90	92,260
Progressive Corp.	362	86,739
Citigroup, Inc.	1,168	82,215
Blackstone, Inc. — Class A	446	76,899
Charles Schwab Corp.	923	68,311
Marsh & McLennan Companies, Inc.	303	64,360
Chubb Ltd.	231	63,825
KKR & Company, Inc. — Class A	417	61,679
Prologis, Inc. REIT	572	60,460
Equinix, Inc. REIT	60	56,573
American Tower Corp. — Class A REIT	288	52,822
Intercontinental Exchange, Inc.	354	52,750
CME Group, Inc. — Class A	222	51,555
Aon plc — Class A	134	48,127
PNC Financial Services Group, Inc.	245	47,248
U.S. Bancorp	963	46,060
Welltower, Inc. REIT	365	46,001
Apollo Global Management, Inc.	276	45,584
Arthur J Gallagher & Co.	154	43,713
Capital One Financial Corp.	236	42,084
Truist Financial Corp.	820	35,572
Bank of New York Mellon Corp.	449	34,497
Digital Realty Trust, Inc. REIT	192	34,047
Travelers Companies, Inc.	140	33,725
Simon Property Group, Inc. REIT	189	32,548
Aflac, Inc.	309	31,963
Ameriprise Financial, Inc.	60	31,946
Allstate Corp.	163	31,425
MetLife, Inc.	359	29,395
Public Storage REIT	97	29,046
Realty Income Corp. REIT	540	28,841
American International Group, Inc.	385	28,028
Discover Financial Services	155	26,851
Prudential Financial, Inc.	220	26,077
CBRE Group, Inc. — Class A*	186	24,420
Crown Castle, Inc. REIT	268	24,324
Arch Capital Group Ltd.	231	21,333
Nasdaq, Inc.	255	19,714
Extra Space Storage, Inc. REIT	131	19,598
Hartford Financial Services Group, Inc.	179	19,583
Willis Towers Watson plc	62	19,421
AvalonBay Communities, Inc. REIT	88	19,357
M&T Bank Corp.	102	19,177
Iron Mountain, Inc. REIT	181	19,025
VICI Properties, Inc. REIT	651	19,016
CoStar Group, Inc.*	253	18,112
State Street Corp.	181	17,765
Raymond James Financial, Inc.	113	17,552
Fifth Third Bancorp	414	17,504
Synchrony Financial	240	15,600
T. Rowe Price Group, Inc.	137	15,493
Ventas, Inc. REIT	259	15,252
Equity Residential REIT	211	15,141
Brown & Brown, Inc.	147	14,997
Huntington Bancshares, Inc.	897	14,594
Cincinnati Financial Corp.	97	13,939
SBA Communications Corp. REIT	66	13,451
Regions Financial Corp.	561	13,195
Cboe Global Markets, Inc.	65	12,701
Weyerhaeuser Co. REIT	449	12,639
Northern Trust Corp.	122	12,505
Citizens Financial Group, Inc.	272	11,903
Essex Property Trust, Inc. REIT	40	11,418
Invitation Homes, Inc. REIT	352	11,253
Mid-America Apartment Communities, Inc. REIT	72	11,129
W R Berkley Corp.	186	10,885
KeyCorp	612	10,490
Principal Financial Group, Inc.	130	10,063
Everest Group Ltd.	27	9,786
Kimco Realty Corp. REIT	416	9,747
Loews Corp.	112	9,485
Alexandria Real Estate Equities, Inc. REIT	96	9,365
Healthpeak Properties, Inc. REIT	432	8,757
UDR, Inc. REIT	185	8,031
Camden Property Trust REIT	66	7,659
Host Hotels & Resorts, Inc. REIT	432	7,569
Regency Centers Corp. REIT	101	7,467
Assurant, Inc.	32	6,823
BXP, Inc. REIT	90	6,692
Erie Indemnity Co. — Class A	15	6,183
Globe Life, Inc.	52	5,799
Federal Realty Investment Trust REIT	47	5,262
Invesco Ltd.	277	4,842
Franklin Resources, Inc.	191	3,875
Total Financial		4,451,451

Consumer, Cyclical - 7.7%
Tesla, Inc.*	1,724	696,220
Costco Wholesale Corp.	274	251,058
Walmart, Inc.	2,680	242,138
Home Depot, Inc.	613	238,451
McDonald’s Corp.	442	128,131
Lowe’s Companies, Inc.	350	86,380
TJX Companies, Inc.	696	84,084
Starbucks Corp.	700	63,875
NIKE, Inc. — Class B	735	55,617
Chipotle Mexican Grill, Inc. — Class A*	841	50,712
O’Reilly Automotive, Inc.*	36	42,689
Marriott International, Inc. — Class A	142	39,610
Target Corp.	284	38,391
Hilton Worldwide Holdings, Inc.	150	37,074
General Motors Co.	679	36,170
Royal Caribbean Cruises Ltd.	153	35,295
PACCAR, Inc.	324	33,703
AutoZone, Inc.*	10	32,020
Copart, Inc.*	541	31,048
Ross Stores, Inc.	205	31,010
Cummins, Inc.	85	29,631
WW Grainger, Inc.	27	28,459
Lululemon Athletica, Inc.*	70	26,769
Fastenal Co.	354	25,456

184 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
DR Horton, Inc.	180	$25,168
Delta Air Lines, Inc.	396	23,958
Ford Motor Co.	2,410	23,859
Yum! Brands, Inc.	172	23,076
Lennar Corp. — Class A	147	20,046
United Airlines Holdings, Inc.*	203	19,711
Deckers Outdoor Corp.*	94	19,090
Tractor Supply Co.	330	17,510
NVR, Inc.*	2	16,358
Carnival Corp.*	641	15,974
PulteGroup, Inc.	127	13,830
Darden Restaurants, Inc.	73	13,628
Ulta Beauty, Inc.*	29	12,613
Live Nation Entertainment, Inc.*	97	12,562
Southwest Airlines Co.	370	12,440
Las Vegas Sands Corp.	215	11,042
Best Buy Company, Inc.	121	10,382
Dollar General Corp.	136	10,312
Genuine Parts Co.	86	10,041
Tapestry, Inc.	144	9,408
Dollar Tree, Inc.*	125	9,367
Domino’s Pizza, Inc.	21	8,815
Aptiv plc*	145	8,769
CarMax, Inc.*	96	7,849
Pool Corp.	23	7,842
Norwegian Cruise Line Holdings Ltd.*	271	6,973
LKQ Corp.	160	5,880
Ralph Lauren Corp. — Class A	25	5,775
Wynn Resorts Ltd.	57	4,911
MGM Resorts International*	140	4,851
Hasbro, Inc.	81	4,529
Caesars Entertainment, Inc.*	131	4,378
BorgWarner, Inc.	135	4,292
Walgreens Boots Alliance, Inc.	443	4,133
Total Consumer, Cyclical		2,773,363

Industrial - 6.1%
General Electric Co.	668	111,416
Caterpillar, Inc.	298	108,102
RTX Corp.	822	95,122
Honeywell International, Inc.	401	90,582
Union Pacific Corp.	374	85,287
Boeing Co.*	462	81,774
Eaton Corporation plc	244	80,976
Deere & Co.	157	66,521
Lockheed Martin Corp.	130	63,172
United Parcel Service, Inc. — Class B	452	56,997
GE Vernova, Inc.	170	55,918
Amphenol Corp. — Class A	744	51,671
Trane Technologies plc	139	51,339
Parker-Hannifin Corp.	79	50,246
Waste Management, Inc.	225	45,403
TransDigm Group, Inc.	35	44,355
Emerson Electric Co.	352	43,624
3M Co.	336	43,374
Illinois Tool Works, Inc.	166	42,091
General Dynamics Corp.	159	41,895
Northrop Grumman Corp.	85	39,889
FedEx Corp.	139	39,105
CSX Corp.	1,190	38,401
Carrier Global Corp.	515	35,154
Norfolk Southern Corp.	140	32,858
Johnson Controls International plc	412	32,519
Howmet Aerospace, Inc.	251	27,452
Axon Enterprise, Inc.*	45	26,744
TE Connectivity plc	185	26,449
AMETEK, Inc.	143	25,777
Republic Services, Inc. — Class A	126	25,349
L3Harris Technologies, Inc.	117	24,603
Otis Worldwide Corp.	247	22,875
Ingersoll Rand, Inc.	249	22,524
Vulcan Materials Co.	82	21,093
Old Dominion Freight Line, Inc.	116	20,463
Westinghouse Air Brake Technologies Corp.	106	20,097
Rockwell Automation, Inc.	70	20,005
Martin Marietta Materials, Inc.	38	19,627
Garmin Ltd.	95	19,595
Xylem, Inc.	150	17,403
Keysight Technologies, Inc.*	107	17,187
Smurfit WestRock plc	305	16,427
Fortive Corp.	214	16,050
Dover Corp.	85	15,946
Mettler-Toledo International, Inc.*	13	15,908
Veralto Corp.	153	15,583
Hubbell, Inc.	33	13,823
Teledyne Technologies, Inc.*	29	13,460
Packaging Corporation of America	55	12,382
Lennox International, Inc.	20	12,186
Snap-on, Inc.	32	10,863
Trimble, Inc.*	151	10,670
Jacobs Solutions, Inc.	77	10,289
Pentair plc	102	10,265
Builders FirstSource, Inc.*	71	10,148
Ball Corp.	184	10,144
Jabil, Inc.	70	10,073
IDEX Corp.	47	9,837
Masco Corp.	133	9,652
Expeditors International of Washington, Inc.	86	9,526
Textron, Inc.	115	8,796
Amcor plc	892	8,394
J.B. Hunt Transport Services, Inc.	49	8,362
Stanley Black & Decker, Inc.	95	7,628
CH Robinson Worldwide, Inc.	73	7,543
Nordson Corp.	34	7,114
Allegion plc	54	7,057
Generac Holdings, Inc.*	37	5,737
A O Smith Corp.	74	5,048
Huntington Ingalls Industries, Inc.	24	4,535
Mohawk Industries, Inc.*	32	3,812
Total Industrial		2,192,292

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 2.7%
Exxon Mobil Corp.	2,713	$291,837
Chevron Corp.	1,032	149,475
ConocoPhillips	799	79,237
EOG Resources, Inc.	347	42,535
Williams Companies, Inc.	753	40,752
ONEOK, Inc.	361	36,245
Schlumberger N.V.	872	33,433
Kinder Morgan, Inc.	1,193	32,688
Phillips 66	255	29,052
Marathon Petroleum Corp.	198	27,621
Baker Hughes Co.	611	25,063
Targa Resources Corp.	135	24,098
Valero Energy Corp.	195	23,905
Hess Corp.	171	22,745
Occidental Petroleum Corp.	417	20,604
Diamondback Energy, Inc.	115	18,840
Equities Corp.	368	16,968
Halliburton Co.	542	14,737
Devon Energy Corp.	406	13,288
Texas Pacific Land Corp.	12	13,272
First Solar, Inc.*	66	11,632
Coterra Energy, Inc. — Class A	455	11,621
Enphase Energy, Inc.*	83	5,700
APA Corp.	228	5,265
Total Energy		990,613

Utilities - 2.0%
NextEra Energy, Inc.	1,270	91,046
Southern Co.	676	55,648
Duke Energy Corp.	477	51,392
Constellation Energy Corp.	193	43,176
Sempra	391	34,299
American Electric Power Company, Inc.	329	30,344
Vistra Corp.	210	28,953
Dominion Energy, Inc.	519	27,953
PG&E Corp.	1,350	27,243
Public Service Enterprise Group, Inc.	308	26,023
Xcel Energy, Inc.	355	23,970
Exelon Corp.	620	23,337
Entergy Corp.	265	20,092
Consolidated Edison, Inc.	214	19,095
Edison International	239	19,082
WEC Energy Group, Inc.	195	18,338
DTE Energy Co.	128	15,456
American Water Works Company, Inc.	120	14,939
PPL Corp.	456	14,802
Ameren Corp.	165	14,708
Atmos Energy Corp.	96	13,370
Eversource Energy	226	12,979
CenterPoint Energy, Inc.	402	12,755
FirstEnergy Corp.	317	12,610
CMS Energy Corp.	184	12,264
NRG Energy, Inc.	125	11,277
NiSource, Inc.	288	10,587
Alliant Energy Corp.	158	9,344
Evergy, Inc.	142	8,740
Pinnacle West Capital Corp.	70	5,934
AES Corp.	439	5,650
Total Utilities		715,406

Basic Materials - 1.3%
Linde plc	294	123,089
Sherwin-Williams Co.	143	48,610
Air Products and Chemicals, Inc.	137	39,735
Ecolab, Inc.	156	36,554
Freeport-McMoRan, Inc.	887	33,777
Newmont Corp.	703	26,166
DuPont de Nemours, Inc.	258	19,673
Dow, Inc.	432	17,336
PPG Industries, Inc.	143	17,081
Nucor Corp.	145	16,923
International Flavors & Fragrances, Inc.	158	13,359
LyondellBasell Industries N.V. — Class A	160	11,883
International Paper Co.	214	11,517
Steel Dynamics, Inc.	87	9,924
CF Industries Holdings, Inc.	107	9,129
Eastman Chemical Co.	72	6,575
Albemarle Corp.	73	6,284
Mosaic Co.	196	4,818
Celanese Corp. — Class A	67	4,637
FMC Corp.	77	3,743
Total Basic Materials		460,813

Total Common Stocks
(Cost $21,107,459)		30,746,476

	Face Amount
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	$879,000	877,552
4.23% due 03/13/25[3,4]	400,000	396,749
4.20% due 03/13/25[3,4]	200,000	198,375
Total U.S. Treasury Bills
(Cost $1,472,422)		1,472,676

REPURCHASE AGREEMENTS††,5 - 12.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	2,566,109	2,566,109
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	2,017,066	2,017,066
Total Repurchase Agreements
(Cost $4,583,175)		4,583,175

186 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	2,903	$2,903
Total Securities Lending Collateral
(Cost $2,903)		2,903

Total Investments - 101.9%
(Cost $27,165,959)		$36,805,230
Other Assets & Liabilities, net - (1.9)%		(680,283)
Total Net Assets - 100.0%		$36,124,947

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	22	Mar 2025	$6,528,775	$(209,714)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	03/27/25	1,853	$10,899,588	$17,550
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	919	5,407,758	(10,500)
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	3,161	18,592,454	(478,028)
							$34,899,800	$(470,978)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,746,476	$—	$—	$30,746,476
U.S. Treasury Bills	—	1,472,676	—	1,472,676
Repurchase Agreements	—	4,583,175	—	4,583,175
Securities Lending Collateral	2,903	—	—	2,903
Equity Index Swap Agreements**	—	17,550	—	17,550
Total Assets	$30,749,379	$6,073,401	$—	$36,822,780

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$209,714	$—	$—	$209,714
Equity Index Swap Agreements**	—	488,528	—	488,528
Total Liabilities	$209,714	$488,528	$—	$698,242

**	This derivative is reported as unrealized appreciation/depreciation at period end.

188 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $2,824 of securities loaned (cost $22,582,784)	$32,222,055
Repurchase agreements, at value (cost $4,583,175)	4,583,175
Cash	142
Unrealized appreciation on OTC swap agreements	17,550
Receivables:
Fund shares sold	113,517
Dividends	19,007
Interest	565
Securities lending income	1
Total assets	36,956,012

Liabilities:
Segregated cash due to broker	60,000
Unrealized depreciation on OTC swap agreements	488,528
Payable for:
Swap settlement	94,576
Management fees	28,499
Variation margin on futures contracts	25,850
Transfer agent fees	16,070
Investor service fees	7,916
Fund shares redeemed	4,153
Return of securities lending collateral	2,903
Portfolio accounting and administration fees	1,741
Trustees’ fees*	351
Miscellaneous	100,478
Total liabilities	831,065
Net assets	$36,124,947

Net assets consist of:
Paid in capital	$45,400,136
Total distributable earnings (loss)	(9,275,189)
Net assets	$36,124,947
Capital shares outstanding	74,686
Net asset value per share	$483.69

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $89)	$353,376
Interest	352,066
Income from securities lending, net	96
Total investment income	705,538

Expenses:
Management fees	294,948
Investor service fees	81,930
Transfer agent fees	81,767
Professional fees	65,368
Portfolio accounting and administration fees	50,796
Interest expense	36,540
Custodian fees	4,695
Trustees’ fees*	4,024
Miscellaneous	20,611
Total expenses	640,679
Less:
Expenses reimbursed by Adviser	(32,772)
Net expenses	607,907
Net investment income	97,631

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	964,744
Swap agreements	6,619,007
Futures contracts	969,527
Net realized gain	8,553,278
Net change in unrealized appreciation (depreciation) on:
Investments	4,057,450
Swap agreements	(872,052)
Futures contracts	(209,693)
Net change in unrealized appreciation (depreciation)	2,975,705
Net realized and unrealized gain	11,528,983
Net increase in net assets resulting from operations	$11,626,614

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 189

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$97,631	$186,470
Net realized gain on investments	8,553,278	4,582,920
Net change in unrealized appreciation (depreciation) on investments	2,975,705	4,960,298
Net increase in net assets resulting from operations	11,626,614	9,729,688

Distributions to shareholders	(183,943)	(22,232)

Capital share transactions:
Proceeds from sale of shares	140,348,577	267,125,621
Distributions reinvested	183,943	22,232
Cost of shares redeemed	(151,826,938)	(257,360,873)
Net increase (decrease) from capital share transactions	(11,294,418)	9,786,980
Net increase in net assets	148,253	19,494,436

Net assets:
Beginning of year	35,976,694	16,482,258
End of year	$36,124,947	$35,976,694

Capital share activity:
Shares sold	328,171	1,005,151
Shares issued from reinvestment of distributions	414	71
Shares redeemed	(359,049)	(969,875)
Net increase (decrease) in shares	(30,464)	35,347

190 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$342.15	$236.13	$499.24	$315.43	$313.21
Income (loss) from investment operations:
Net investment income (loss)[a]	1.27	2.04	.07	(2.79)	(1.21)
Net gain (loss) on investments (realized and unrealized)	143.05	104.22	(192.13)	186.60	45.29 [e]
Total from investment operations	144.32	106.26	(192.06)	183.81	44.08
Less distributions from:
Net investment income	(2.78)	(.24)	—	—	(1.68)
Net realized gains	—	—	(71.05)	—	(40.18)
Total distributions	(2.78)	(.24)	(71.05)	—	(41.86)
Net asset value, end of period	$483.69	$342.15	$236.13	$499.24	$315.43

Total Return[b]	42.25%	45.04%	(39.77%)	58.27%	18.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,125	$35,977	$16,482	$90,849	$36,688
Ratios to average net assets:
Net investment income (loss)	0.30%	0.71%	0.02%	(0.68%)	(0.44%)
Total expenses[c]	1.96%	1.93%	1.84%	1.75%	1.87%
Net expenses[d]	1.86%	1.86%	1.77%	1.71%	1.83%
Portfolio turnover rate	214%	436%	1,703%	2,834%	2,610%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 22.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,574	$115,853
Guggenheim Strategy Fund II1	4,623	114,876
Total Mutual Funds
(Cost $227,677)		230,729

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 22.7%
Federal Home Loan Bank
4.50% due 01/02/25[2]	$100,000	99,988
Farmer Mac
4.25% due 01/17/25[2]	80,000	79,849
Fannie Mae
4.16% due 01/02/25[2]	50,000	49,994
Total Federal Agency Discount Notes
(Cost $229,831)		229,831

U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
4.18% due 01/07/25[2]	100,000	99,943
4.21% due 01/16/25[2,3]	14,000	13,977
Total U.S. Treasury Bills
(Cost $113,905)		113,920

FEDERAL AGENCY NOTES†† - 9.9%
Federal Farm Credit Bank
5.00% due 01/07/25	100,000	100,006
Total Federal Agency Notes
(Cost $100,003)		100,006

REPURCHASE AGREEMENTS††,4 - 24.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[5]	140,321	140,321
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[5]	110,298	110,298
Total Repurchase Agreements
(Cost $250,619)		250,619

Total Investments - 91.5%
(Cost $922,035)		$925,105
Other Assets & Liabilities, net - 8.5%		86,186
Total Net Assets - 100.0%		$1,011,291

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	2	Mar 2025	$593,525	$4,546

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	30	$176,486	$3,078
Barclays Bank plc	S&P 500 Index	Receive	4.97% (SOFR + 0.60%)	At Maturity	03/27/25	19	114,018	(37)
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	03/27/25	26	151,870	(246)
							$442,374	$2,795

192 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$230,729	$—	$—	$230,729
Federal Agency Discount Notes	—	229,831	—	229,831
U.S. Treasury Bills	—	113,920	—	113,920
Federal Agency Notes	—	100,006	—	100,006
Repurchase Agreements	—	250,619	—	250,619
Equity Futures Contracts**	4,546	—	—	4,546
Equity Index Swap Agreements**	—	3,078	—	3,078
Total Assets	$235,275	$697,454	$—	$932,729

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$283	$—	$283

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$211,890	$—	$(100,000)	$400	$2,586	$114,876	4,623	$11,998
Guggenheim Ultra Short Duration Fund — Institutional Class	212,500	—	(100,000)	2,000	1,353	115,853	11,574	10,963
	$424,390	$—	$(200,000)	$2,400	$3,939	$230,729		$22,961

194 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $443,739)	$443,757
Investments in affiliated issuers, at value (cost $227,677)	230,729
Repurchase agreements, at value (cost $250,619)	250,619
Segregated cash with broker	35,511
Unrealized appreciation on OTC swap agreements	3,078
Receivables:
Fund shares sold	59,093
Swap settlement	18,210
Interest	2,455
Variation margin on futures contracts	2,350
Dividends	1,491
Total assets	1,047,293

Liabilities:
Unrealized depreciation on OTC swap agreements	283
Payable for:
Fund shares redeemed	30,940
Management fees	794
Transfer agent fees	623
Investor service fees	230
Portfolio accounting and administration fees	51
Trustees’ fees*	11
Miscellaneous	3,070
Total liabilities	36,002
Net assets	$1,011,291

Net assets consist of:
Paid in capital	$20,775,512
Total distributable earnings (loss)	(19,764,221)
Net assets	$1,011,291
Capital shares outstanding†	8,850
Net asset value per share†	$114.27

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$22,961
Interest	56,818
Total investment income	79,779

Expenses:
Management fees	13,436
Investor service fees	3,732
Transfer agent fees	3,646
Portfolio accounting and administration fees	2,314
Professional fees	2,088
Custodian fees	199
Trustees’ fees*	159
Miscellaneous	1,725
Total expenses	27,299
Less:
Expenses reimbursed by Adviser	(1,493)
Expenses waived by Adviser	(528)
Total waived/reimbursed expenses	(2,021)
Net expenses	25,278
Net investment income	54,501

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(42)
Investments in affiliated issuers	2,400
Swap agreements	(375,641)
Futures contracts	(38,915)
Net realized loss	(412,198)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(14)
Investments in affiliated issuers	3,939
Swap agreements	7,734
Futures contracts	18,654
Net change in unrealized appreciation (depreciation)	30,313
Net realized and unrealized loss	(381,885)
Net decrease in net assets resulting from operations	$(327,384)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 195

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$54,501	$105,366
Net realized loss on investments	(412,198)	(444,705)
Net change in unrealized appreciation (depreciation) on investments	30,313	(177,366)
Net decrease in net assets resulting from operations	(327,384)	(516,705)

Distributions to shareholders	(193,469)	(45,498)

Capital share transactions:
Proceeds from sale of shares	34,918,572	93,249,805
Distributions reinvested	193,469	45,498
Cost of shares redeemed	(34,752,743)	(97,716,195)
Net increase (decrease) from capital share transactions	359,298	(4,420,892)
Net decrease in net assets	(161,555)	(4,983,095)

Net assets:
Beginning of year	1,172,846	6,155,941
End of year	$1,011,291	$1,172,846

Capital Share Activity*:
Shares sold	274,204	560,159
Shares issued from reinvestment of distributions	1,647	295
Shares redeemed	(274,814)	(586,601)
Net increase (decrease) in shares	1,037	(26,146)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

196 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$150.11	$181.27	$155.49	$205.80	$276.44
Income (loss) from investment operations:
Net investment income (loss)[a]	4.60	5.55	.25	(2.65)	(2.40)
Net gain (loss) on investments (realized and unrealized)	(23.84)	(32.56)	25.53 [e]	(47.66)	(66.54)
Total from investment operations	(19.24)	(27.01)	25.78	(50.31)	(68.94)
Less distributions from:
Net investment income	(16.60)	(4.15)	—	—	(1.70)
Total distributions	(16.60)	(4.15)	—	—	(1.70)
Net asset value, end of period	$114.27	$150.11	$181.27	$155.49	$205.80

Total Return[b]	(13.11%)	(14.95%)	16.56%	(24.44%)	(25.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,011	$1,173	$6,156	$2,488	$1,407
Ratios to average net assets:
Net investment income (loss)	3.65%	3.30%	0.13%	(1.48%)	(0.93%)
Total expenses[c]	1.83%	1.86%	1.82%	1.74%	1.88%
Net expenses[d]	1.69%	1.76%	1.75%	1.69%	1.83%
Portfolio turnover rate	—	—	—	1,675%	1,417%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:5 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 27.1%
Norwegian Cruise Line Holdings Ltd.*	28,102	$723,065
United Airlines Holdings, Inc.*	7,036	683,196
Carnival Corp.*	26,171	652,181
Royal Caribbean Cruises Ltd.	2,706	624,247
Delta Air Lines, Inc.	9,051	547,585
Live Nation Entertainment, Inc.*	3,703	479,538
Deckers Outdoor Corp.*	2,239	454,719
Hilton Worldwide Holdings, Inc.	1,695	418,936
Marriott International, Inc. — Class A	1,382	385,495
Tapestry, Inc.	5,204	339,977
Tesla, Inc.*	828	334,380
Wynn Resorts Ltd.	3,731	321,463
PulteGroup, Inc.	2,783	303,069
Las Vegas Sands Corp.	5,851	300,508
Ralph Lauren Corp. — Class A	1,290	297,964
Cummins, Inc.	754	262,844
WW Grainger, Inc.	185	194,999
Chipotle Mexican Grill, Inc. — Class A*	3,154	190,186
Costco Wholesale Corp.	170	155,766
Total Consumer, Cyclical		7,670,118

Technology - 16.2%
NVIDIA Corp.	4,354	584,699
Fortinet, Inc.*	5,345	504,996
Palantir Technologies, Inc. — Class A*	5,771	436,461
Broadcom, Inc.	1,780	412,675
Crowdstrike Holdings, Inc. — Class A*	1,131	386,983
Fair Isaac Corp.*	183	364,340
ServiceNow, Inc.*	320	339,238
Fiserv, Inc.*	1,377	282,863
Paycom Software, Inc.	1,247	255,597
Super Micro Computer, Inc.*	7,863	239,664
Oracle Corp.	1,084	180,638
International Business Machines Corp.	758	166,631
Tyler Technologies, Inc.*	287	165,496
Salesforce, Inc.	433	144,765
Dayforce, Inc.*	1,937	140,704
Total Technology		4,605,750

Financial - 13.9%
Apollo Global Management, Inc.	3,257	537,926
American Express Co.	1,295	384,343
Arch Capital Group Ltd.	3,629	335,138
Synchrony Financial	5,144	334,360
Ameriprise Financial, Inc.	567	301,888
Progressive Corp.	1,248	299,033
Iron Mountain, Inc. REIT	2,813	295,675
Erie Indemnity Co. — Class A	682	281,141
CBRE Group, Inc. — Class A*	2,101	275,840
Discover Financial Services	1,484	257,073
Brown & Brown, Inc.	2,427	247,603
Visa, Inc. — Class A	612	193,416
Mastercard, Inc. — Class A	364	191,672
Total Financial		3,935,108

Industrial - 13.3%
Axon Enterprise, Inc.*	893	530,728
Howmet Aerospace, Inc.	3,666	400,950
Trane Technologies plc	907	335,000
Westinghouse Air Brake Technologies Corp.	1,405	266,374
Caterpillar, Inc.	721	261,550
GE Vernova, Inc.	777	255,579
Hubbell, Inc.	608	254,685
TransDigm Group, Inc.	175	221,774
Amphenol Corp. — Class A	2,846	197,655
Parker-Hannifin Corp.	305	193,989
Ingersoll Rand, Inc.	2,098	189,785
Garmin Ltd.	877	180,890
Lennox International, Inc.	296	180,353
Eaton Corporation plc	498	165,271
Republic Services, Inc. — Class A	714	143,643
Total Industrial		3,778,226

Communications - 11.7%
Arista Networks, Inc.*	5,288	584,483
Booking Holdings, Inc.	94	467,032
Expedia Group, Inc.*	2,110	393,156
GoDaddy, Inc. — Class A*	1,934	381,714
Uber Technologies, Inc.*	5,745	346,538
Meta Platforms, Inc. — Class A	528	309,149
Netflix, Inc.*	315	280,766
Palo Alto Networks, Inc.*	1,108	201,612
Airbnb, Inc. — Class A*	1,359	178,586
Motorola Solutions, Inc.	354	163,629
Total Communications		3,306,665

Consumer, Non-cyclical - 9.7%
Quanta Services, Inc.	1,505	475,655
United Rentals, Inc.	584	411,393
Corpay, Inc.*	970	328,267
Insulet Corp.*	1,211	316,156
Intuitive Surgical, Inc.*	524	273,507
DaVita, Inc.*	1,402	209,669
ResMed, Inc.	871	199,189
Boston Scientific Corp.*	2,227	198,916
Cintas Corp.	1,064	194,393
Eli Lilly & Co.	181	139,732
Total Consumer, Non-cyclical		2,746,877

Utilities - 4.1%
Vistra Corp.	4,306	593,668
NRG Energy, Inc.	3,735	336,972
Constellation Energy Corp.	1,000	223,710
Total Utilities		1,154,350

Energy - 3.5%
Texas Pacific Land Corp.	448	495,470
Targa Resources Corp.	1,443	257,575
Hess Corp.	1,852	246,335
Total Energy		999,380

Total Common Stocks
(Cost $23,387,008)		28,196,474

198 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P 500® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$145,094	$145,094
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	114,049	114,049
Total Repurchase Agreements
(Cost $259,143)		259,143

Total Investments - 100.4%
(Cost $23,646,151)		$28,455,617
Other Assets & Liabilities, net - (0.4)%		(121,784)
Total Net Assets - 100.0%		$28,333,833

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,196,474	$—	$—	$28,196,474
Repurchase Agreements	—	259,143	—	259,143
Total Assets	$28,196,474	$259,143	$—	$28,455,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 199

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $23,387,008 )	$28,196,474
Repurchase agreements, at value (cost $259,143)	259,143
Receivables:
Dividends	5,148
Interest	32
Securities lending income	13
Total assets	28,460,810

Liabilities:
Payable for:
Professional fees	48,453
Management fees	18,862
Transfer agent fees	13,430
Printing fees	12,046
Investor service fees	6,287
Fund shares redeemed	5,053
Portfolio accounting and administration fees	2,640
Trustees’ fees*	289
Miscellaneous	19,917
Total liabilities	126,977
Net assets	$28,333,833

Net assets consist of:
Paid in capital	$20,915,182
Total distributable earnings (loss)	7,418,651
Net assets	$28,333,833
Capital shares outstanding	507,606
Net asset value per share	$55.82

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$170,983
Interest	10,575
Income from securities lending, net	30
Total investment income	181,588

Expenses:
Management fees	204,993
Investor service fees	68,331
Transfer agent and administrative fees	66,142
Professional fees	52,274
Portfolio accounting and administration fees	42,364
Custodian fees	3,848
Trustees’ fees*	2,836
Line of credit fees	173
Miscellaneous	21,717
Total expenses	462,678
Less:
Expenses reimbursed by Adviser	(13,666)
Net expenses	449,012
Net investment loss	(267,424)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,901,016
Net realized gain	3,901,016
Net change in unrealized appreciation (depreciation) on:
Investments	2,569,712
Net change in unrealized appreciation (depreciation)	2,569,712
Net realized and unrealized gain	6,470,728
Net increase in net assets resulting from operations	$6,203,304

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

200 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(267,424)	$15,097
Net realized gain on investments	3,901,016	719,577
Net change in unrealized appreciation (depreciation) on investments	2,569,712	334,743
Net increase in net assets resulting from operations	6,203,304	1,069,417

Distributions to shareholders	(122,311)	—

Capital share transactions:
Proceeds from sale of shares	69,693,909	32,175,733
Distributions reinvested	122,311	—
Cost of shares redeemed	(70,008,171)	(34,207,558)
Net decrease from capital share transactions	(191,951)	(2,031,825)
Net increase (decrease) in net assets	5,889,042	(962,408)

Net assets:
Beginning of year	22,444,791	23,407,199
End of year	$28,333,833	$22,444,791

Capital share activity:
Shares sold	1,379,845	767,091
Shares issued from reinvestment of distributions	2,418	—
Shares redeemed	(1,381,420)	(822,996)
Net increase (decrease) in shares	843	(55,905)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 201

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$44.29	$41.60	$70.09	$55.17	$54.49
Income (loss) from investment operations:
Net investment income (loss)[a]	(0.50)	.03	(.27)	(.84)	(.48)
Net gain (loss) on investments (realized and unrealized)	12.28	2.66	(19.18)	16.03	13.22
Total from investment operations	11.78	2.69	(19.45)	15.19	12.74
Less distributions from:
Net investment income	(.03)	—	—	—	—
Net realized gains	(.22)	—	(9.04)	(.27)	(12.06)
Total distributions	(.25)	—	(9.04)	(.27)	(12.06)
Net asset value, end of period	$55.82	$44.29	$41.60	$70.09	$55.17

Total Return[b]	26.67%	6.47%	(28.35%)	27.59%	27.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,334	$22,445	$23,407	$52,617	$35,292
Ratios to average net assets:
Net investment income (loss)	(0.98%)	0.06%	(0.53%)	(1.34%)	(0.94%)
Total expenses	1.69%	1.71%	1.67%	1.60%	1.73%
Net expenses[c]	1.64%	1.69%	1.67%	1.60%	1.73%
Portfolio turnover rate	284%	182%	139%	155%	159%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

202 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 30.0%
Centene Corp.*	7,760	$470,101
Archer-Daniels-Midland Co.	8,055	406,939
CVS Health Corp.	8,935	401,092
Bunge Global S.A.	4,977	387,011
Tyson Foods, Inc. — Class A	5,373	308,625
Humana, Inc.	1,213	307,750
Kroger Co.	4,804	293,765
Viatris, Inc.	20,974	261,126
Kraft Heinz Co.	8,126	249,549
Cigna Group	867	239,413
Cardinal Health, Inc.	1,939	229,326
Molson Coors Beverage Co. — Class B	3,884	222,631
McKesson Corp.	390	222,265
Cencora, Inc. — Class A	968	217,490
Elevance Health, Inc.	536	197,730
Molina Healthcare, Inc.*	671	195,295
Conagra Brands, Inc.	5,136	142,524
Sysco Corp.	1,665	127,306
Universal Health Services, Inc. — Class B	707	126,850
J M Smucker Co.	965	106,266
Biogen, Inc.*	664	101,539
Henry Schein, Inc.*	1,445	99,994
Global Payments, Inc.	871	97,604
Baxter International, Inc.	2,716	79,199
Total Consumer, Non-cyclical		5,491,390

Consumer, Cyclical - 18.9%
General Motors Co.	9,192	489,658
Ford Motor Co.	44,883	444,342
BorgWarner, Inc.	8,292	263,602
Dollar General Corp.	3,212	243,534
Walgreens Boots Alliance, Inc.	25,638	239,202
CarMax, Inc.*	2,628	214,865
Aptiv plc*	3,462	209,382
Dollar Tree, Inc.*	2,722	203,987
LKQ Corp.	4,950	181,912
Best Buy Company, Inc.	1,978	169,712
Southwest Airlines Co.	4,759	159,998
Target Corp.	1,077	145,589
Caesars Entertainment, Inc.*	3,702	123,721
MGM Resorts International*	3,234	112,058
Lennar Corp. — Class A	743	101,323
Genuine Parts Co.	826	96,444
DR Horton, Inc.	516	72,147
Total Consumer, Cyclical		3,471,476

Financial - 17.8%
Citigroup, Inc.	3,797	267,271
Invesco Ltd.	13,815	241,486
Prudential Financial, Inc.	1,885	223,429
Everest Group Ltd.	615	222,913
Loews Corp.	2,490	210,878
American International Group, Inc.	2,868	208,790
Franklin Resources, Inc.	9,564	194,054
Citizens Financial Group, Inc.	3,817	167,032
MetLife, Inc.	1,678	137,395
State Street Corp.	1,278	125,436
Alexandria Real Estate Equities, Inc. REIT	1,205	117,548
Capital One Financial Corp.	631	112,520
Assurant, Inc.	497	105,970
Allstate Corp.	535	103,143
Truist Financial Corp.	2,115	91,749
Bank of America Corp.	2,056	90,361
Travelers Companies, Inc.	352	84,793
VICI Properties, Inc. REIT	2,850	83,248
M&T Bank Corp.	439	82,536
Chubb Ltd.	296	81,785
Principal Financial Group, Inc.	1,046	80,971
Huntington Bancshares, Inc.	4,821	78,438
Regions Financial Corp.	3,274	77,004
KeyCorp	4,462	76,479
Total Financial		3,265,229

Energy - 8.9%
Valero Energy Corp.	2,592	317,753
Phillips 66	2,395	272,862
Marathon Petroleum Corp.	1,782	248,589
APA Corp.	7,614	175,807
Diamondback Energy, Inc.	593	97,151
Occidental Petroleum Corp.	1,934	95,559
Devon Energy Corp.	2,849	93,248
Exxon Mobil Corp.	831	89,391
Equities Corp.	1,795	82,767
Chevron Corp.	571	82,704
Coterra Energy, Inc. — Class A	3,125	79,813
Total Energy		1,635,644

Basic Materials - 7.9%
Mosaic Co.	13,590	334,042
Celanese Corp. — Class A	3,761	260,299
LyondellBasell Industries N.V. — Class A	2,391	177,580
Dow, Inc.	4,304	172,720
Nucor Corp.	864	100,838
FMC Corp.	1,886	91,678
International Paper Co.	1,524	82,022
Eastman Chemical Co.	898	82,005
DuPont de Nemours, Inc.	1,004	76,555
Steel Dynamics, Inc.	592	67,529
Total Basic Materials		1,445,268

Industrial - 5.5%
Mohawk Industries, Inc.*	1,828	217,770
Huntington Ingalls Industries, Inc.	994	187,836
Stanley Black & Decker, Inc.	1,811	145,405
Smurfit WestRock plc	2,462	132,604
Jabil, Inc.	869	125,049
FedEx Corp.	382	107,468
Textron, Inc.	1,076	82,303
Total Industrial		998,435

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 203

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
Communications - 5.2%
Paramount Global — Class B1	29,642	$310,055
Warner Bros Discovery, Inc.*	24,091	254,642
AT&T, Inc.	4,963	113,008
Comcast Corp. — Class A	2,498	93,750
Verizon Communications, Inc.	2,175	86,978
Fox Corp. — Class A	1,271	61,745
Fox Corp. — Class B	758	34,671
Total Communications		954,849

Utilities - 3.6%
AES Corp.	9,617	123,771
Exelon Corp.	3,107	116,948
Evergy, Inc.	1,497	92,140
PG&E Corp.	4,452	89,841
Pinnacle West Capital Corp.	1,014	85,957
Consolidated Edison, Inc.	931	83,073
Eversource Energy	1,312	75,348
Total Utilities		667,078

Technology - 1.7%
Hewlett Packard Enterprise Co.	9,052	193,260
Intel Corp.*	6,121	122,726
Total Technology		315,986

Total Common Stocks
(Cost $15,183,362)		18,245,355

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$86,058	86,058
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	67,645	67,645
Total Repurchase Agreements
(Cost $153,703)		153,703

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	169,109	169,109
Total Securities Lending Collateral
(Cost $169,109)		169,109

Total Investments - 101.2%
(Cost $15,506,174)		$18,568,167
Other Assets & Liabilities, net - (1.2)%		(226,662)
Total Net Assets - 100.0%		$18,341,505

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,245,355	$—	$—	$18,245,355
Repurchase Agreements	—	153,703	—	153,703
Securities Lending Collateral	169,109	—	—	169,109
Total Assets	$18,414,464	$153,703	$—	$18,568,167

204 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $164,546 of securities loaned (cost $15,352,471)	$18,414,464
Repurchase agreements, at value (cost $153,703)	153,703
Receivables:
Securities sold	264,831
Dividends	24,996
Securities lending income	31
Interest	19
Total assets	18,858,044

Liabilities:
Payable for:
Fund shares redeemed	264,954
Return of securities lending collateral	169,109
Management fees	12,614
Transfer agent fees	9,117
Investor service fees	4,205
Portfolio accounting and administration fees	1,766
Trustees’ fees*	195
Miscellaneous	54,579
Total liabilities	516,539
Net assets	$18,341,505

Net assets consist of:
Paid in capital	$16,737,561
Total distributable earnings (loss)	1,603,944
Net assets	$18,341,505
Capital shares outstanding	303,262
Net asset value per share	$60.48

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $24)	$523,104
Interest	6,498
Income from securities lending, net	202
Total investment income	529,804

Expenses:
Management fees	146,808
Investor service fees	48,936
Transfer agent fees	48,436
Professional fees	35,369
Portfolio accounting and administration fees	30,340
Custodian fees	2,836
Trustees’ fees*	2,254
Line of credit fees	74
Miscellaneous	15,956
Total expenses	331,009
Less:
Expenses reimbursed by Adviser	(9,787)
Net expenses	321,222
Net investment income	208,582

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,744,012
Net realized gain	1,744,012
Net change in unrealized appreciation (depreciation) on:
Investments	(175,473)
Net change in unrealized appreciation (depreciation)	(175,473)
Net realized and unrealized gain	1,568,539
Net increase in net assets resulting from operations	$1,777,121

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 205

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$208,582	$247,691
Net realized gain on investments	1,744,012	148,636
Net change in unrealized appreciation (depreciation) on investments	(175,473)	(126,761)
Net increase in net assets resulting from operations	1,777,121	269,566

Distributions to shareholders	(247,566)	(296,989)

Capital share transactions:
Proceeds from sale of shares	40,093,751	17,519,101
Distributions reinvested	247,566	296,989
Cost of shares redeemed	(43,003,724)	(31,512,852)
Net decrease from capital share transactions	(2,662,407)	(13,696,762)
Net decrease in net assets	(1,132,852)	(13,724,185)

Net assets:
Beginning of year	19,474,357	33,198,542
End of year	$18,341,505	$19,474,357

Capital share activity:
Shares sold	687,536	328,298
Shares issued from reinvestment of distributions	4,233	5,535
Shares redeemed	(740,653)	(610,428)
Net decrease in shares	(48,884)	(276,595)

206 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$55.30	$52.80	$61.26	$46.76	$58.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.62	56	.50	.50	.46
Net gain (loss) on investments (realized and unrealized)	5.35	2.73	(2.25)	14.56	(7.59)
Total from investment operations	5.97	3.29	(1.75)	15.06	(7.13)
Less distributions from:
Net investment income	(.79)	(.79)	(.57)	(.36)	(.85)
Net realized gains	—	—	(6.14)	(.20)	(3.27)
Total distributions	(.79)	(.79)	(6.71)	(.56)	(4.12)
Net asset value, end of period	$60.48	$55.30	$52.80	$61.26	$46.76

Total Return[b]	10.84%	6.29%	(2.55%)	32.32%	(10.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,342	$19,474	$33,199	$30,303	$25,999
Ratios to average net assets:
Net investment income (loss)	1.07%	1.07%	0.86%	0.87%	1.08%
Total expenses	1.69%	1.70%	1.67%	1.59%	1.73%
Net expenses[c]	1.64%	1.69%	1.67%	1.59%	1.73%
Portfolio turnover rate	216%	88%	280%	184%	157%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Non-cyclical - 26.8%
Roivant Sciences Ltd.*	23,948	$283,305
Globus Medical, Inc. — Class A*	2,939	243,085
Shift4 Payments, Inc. — Class A*	2,226	231,014
Sarepta Therapeutics, Inc.*	1,769	215,092
Masimo Corp.*	1,128	186,458
Exelixis, Inc.*	5,190	172,827
Lantheus Holdings, Inc.*	1,724	154,229
Paylocity Holding Corp.*	762	151,996
Pilgrim’s Pride Corp.*	3,142	142,616
Halozyme Therapeutics, Inc.*	2,896	138,458
Medpace Holdings, Inc.*	413	137,211
RB Global, Inc.	1,514	136,578
United Therapeutics Corp.*	387	136,549
Sprouts Farmers Market, Inc.*	1,004	127,578
Neurocrine Biosciences, Inc.*	864	117,936
Valvoline, Inc.*	3,084	111,579
H&R Block, Inc.	2,054	108,534
Coca-Cola Consolidated, Inc.	82	103,319
elf Beauty, Inc.*	796	99,938
Grand Canyon Education, Inc.*	566	92,711
HealthEquity, Inc.*	824	79,063
Ensign Group, Inc.	526	69,884
Total Consumer, Non-cyclical		3,239,960

Industrial - 25.7%
Comfort Systems USA, Inc.	561	237,898
AAON, Inc.	1,989	234,065
EMCOR Group, Inc.	457	207,432
Chart Industries, Inc.*	948	180,916
MasTec, Inc.*	1,124	153,021
Clean Harbors, Inc.*	601	138,314
Eagle Materials, Inc.	547	134,978
RBC Bearings, Inc.*	450	134,613
Kirby Corp.*	1,272	134,578
Curtiss-Wright Corp.	286	101,493
Esab Corp.	842	100,990
TopBuild Corp.*	323	100,563
Acuity Brands, Inc.	343	100,200
Knife River Corp.*	965	98,083
Applied Industrial Technologies, Inc.	400	95,788
nVent Electric plc	1,376	93,788
Tetra Tech, Inc.	2,340	93,226
Owens Corning	510	86,863
BWX Technologies, Inc.	776	86,439
Belden, Inc.	739	83,219
Fabrinet*	376	82,675
Mueller Industries, Inc.	1,010	80,153
Woodward, Inc.	476	79,216
Coherent Corp.*	783	74,174
Saia, Inc.*	154	70,182
Carlisle Companies, Inc.	185	68,235
Louisiana-Pacific Corp.	567	58,713
Total Industrial		3,109,815

Consumer, Cyclical - 18.1%
TKO Group Holdings, Inc.*	1,607	228,371
Abercrombie & Fitch Co. — Class A*	1,413	211,201
American Airlines Group, Inc.*	12,071	210,397
Hyatt Hotels Corp. — Class A	1,152	180,841
Planet Fitness, Inc. — Class A*	1,772	175,198
Texas Roadhouse, Inc. — Class A	956	172,491
Toll Brothers, Inc.	1,119	140,938
Wingstop, Inc.	487	138,405
Murphy USA, Inc.	265	132,964
Hilton Grand Vacations, Inc.*	3,395	132,235
Travel + Leisure Co.	2,410	121,584
Churchill Downs, Inc.	822	109,770
Crocs, Inc.*	877	96,058
Williams-Sonoma, Inc.	404	74,813
Choice Hotels International, Inc.[1]	473	67,157
Total Consumer, Cyclical		2,192,423

Financial - 10.8%
RenaissanceRe Holdings Ltd.	781	194,320
Interactive Brokers Group, Inc. — Class A	994	175,610
Hamilton Lane, Inc. — Class A	1,122	166,112
Kinsale Capital Group, Inc.	352	163,726
Western Alliance Bancorporation	1,596	133,330
East West Bancorp, Inc.	1,305	124,967
Ryan Specialty Holdings, Inc.	1,939	124,406
SLM Corp.	2,936	80,975
Equitable Holdings, Inc.	1,617	76,274
Houlihan Lokey, Inc.	354	61,476
Total Financial		1,301,196

Technology - 8.8%
Aspen Technology, Inc.*	602	150,277
ExlService Holdings, Inc.*	3,371	149,605
Appfolio, Inc. — Class A*	599	147,785
DocuSign, Inc.*	1,490	134,011
Parsons Corp.*	1,447	133,485
CommVault Systems, Inc.*	772	116,503
Doximity, Inc. — Class A*	1,731	92,418
Manhattan Associates, Inc.*	271	73,235
Dynatrace, Inc.*	1,292	70,220
Total Technology		1,067,539

Energy - 6.3%
Valaris Ltd.*	5,641	249,557
Permian Resources Corp.	10,629	152,845
Viper Energy, Inc.	2,884	141,518
CNX Resources Corp.*	3,497	128,235
DT Midstream, Inc.	932	92,669
Total Energy		764,824

Basic Materials - 1.9%
Carpenter Technology Corp.	1,324	224,696

Communications - 1.0%
Chewy, Inc. — Class A*	3,718	124,516

Total Common Stocks
(Cost $10,632,423)		12,024,969

208 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$59,949	$59,949
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	47,123	47,123
Total Repurchase Agreements
(Cost $107,072)		107,072

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	50,632	50,632
Total Securities Lending Collateral
(Cost $50,632)		50,632

Total Investments - 100.7%
(Cost $10,790,127)		$12,182,673
Other Assets & Liabilities, net - (0.7)%		(81,481)
Total Net Assets - 100.0%		$12,101,192

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,024,969	$—	$—	$12,024,969
Repurchase Agreements	—	107,072	—	107,072
Securities Lending Collateral	50,632	—	—	50,632
Total Assets	$12,075,601	$107,072	$—	$12,182,673

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 209

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value - including $49,835 of securities loaned (cost $10,683,055)	$12,075,601
Repurchase agreements, at value (cost $107,072)	107,072
Receivables:
Fund shares sold	22,699
Dividends	1,642
Foreign tax reclaims	255
Interest	13
Securities lending income	13
Total assets	12,207,295

Liabilities:
Overdraft due to custodian bank	119
Payable for:
Return of securities lending collateral	50,632
Professional fees	18,844
Management fees	7,829
Transfer agent fees	5,509
Fund shares redeemed	5,338
Printing fees	4,994
Investor service fees	2,610
Portfolio accounting and administration fees	1,096
Trustees’ fees*	118
Miscellaneous	9,014
Total liabilities	106,103
Net assets	$12,101,192

Net assets consist of:
Paid in capital	$10,393,068
Total distributable earnings (loss)	1,708,124
Net assets	$12,101,192
Capital shares outstanding	316,751
Net asset value per share	$38.20

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $115)	$88,310
Interest	4,953
Income from securities lending, net	19
Total investment income	93,282

Expenses:
Management fees	98,333
Investor service fees	32,777
Transfer agent fees	31,529
Portfolio accounting and administration fees	22,097
Professional fees	20,322
Custodian fees	1,939
Trustees’ fees*	1,310
Line of credit fees	38
Miscellaneous	12,637
Total expenses	220,982
Less:
Expenses reimbursed by Adviser	(6,556)
Net expenses	214,426
Net investment loss	(121,144)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,360,431
Net realized gain	1,360,431
Net change in unrealized appreciation (depreciation) on:
Investments	335,605
Net change in unrealized appreciation (depreciation)	335,605
Net realized and unrealized gain	1,696,036
Net increase in net assets resulting from operations	$1,574,892

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

210 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(121,144)	$(51,915)
Net realized gain on investments	1,360,431	711,051
Net change in unrealized appreciation (depreciation) on investments	335,605	343,457
Net increase in net assets resulting from operations	1,574,892	1,002,593

Distributions to shareholders	(981)	—

Capital share transactions:
Proceeds from sale of shares	37,472,204	15,193,565
Distributions reinvested	981	—
Cost of shares redeemed	(35,924,565)	(19,179,213)
Net increase (decrease) from capital share transactions	1,548,620	(3,985,648)
Net increase (decrease) in net assets	3,122,531	(2,983,055)

Net assets:
Beginning of year	8,978,661	11,961,716
End of year	$12,101,192	$8,978,661

Capital share activity:
Shares sold	976,987	486,679
Shares issued from reinvestment of distributions	25	—
Shares redeemed	(933,202)	(630,714)
Net increase (decrease) in shares	43,810	(144,035)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 211

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$32.90	$28.69	$46.84	$45.31	$36.17
Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.16)	(.19)	(.59)	(.41)
Net gain (loss) on investments (realized and unrealized)	5.65	4.37	(10.46)	6.04	11.04
Total from investment operations	5.30	4.21	(10.65)	5.45	10.63
Less distributions from:
Net realized gains	— [d]	—	(7.50)	(3.92)	(1.49)
Total distributions	—	—	(7.50)	(3.92)	(1.49)
Net asset value, end of period	$38.20	$32.90	$28.69	$46.84	$45.31

Total Return[b]	16.15%	14.67%	(22.62%)	12.21%	30.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,101	$8,979	$11,962	$18,633	$20,870
Ratios to average net assets:
Net investment income (loss)	(.92%)	(0.52%)	(0.55%)	(1.23%)	(1.13%)
Total expenses	1.69%	1.71%	1.67%	1.60%	1.72%
Net expenses[c]	1.64%	1.69%	1.67%	1.60%	1.72%
Portfolio turnover rate	322%	197%	227%	159%	204%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01.

212 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 27.6%
Goodyear Tire & Rubber Co.*	23,320	$209,880
Macy’s, Inc.	12,178	206,173
Lear Corp.	1,958	185,423
Lithia Motors, Inc. — Class A	446	159,414
Whirlpool Corp.	1,160	132,797
Nordstrom, Inc.	5,448	131,569
AutoNation, Inc.*	767	130,267
Penske Automotive Group, Inc.	804	122,562
PVH Corp.	970	102,577
WESCO International, Inc.	491	88,851
Thor Industries, Inc.	925	88,532
Harley-Davidson, Inc.	2,706	81,532
Polaris, Inc.	1,170	67,415
Taylor Morrison Home Corp. — Class A*	1,056	64,638
Visteon Corp.*	709	62,902
Capri Holdings Ltd.*	2,963	62,401
Gap, Inc.	2,428	57,374
Marriott Vacations Worldwide Corp.	603	54,150
Aramark	1,101	41,078
Under Armour, Inc. — Class A*	2,657	22,000
Under Armour, Inc. — Class C*	1,849	13,794
Total Consumer, Cyclical		2,085,329

Industrial - 15.3%
Avnet, Inc.	4,008	209,698
Arrow Electronics, Inc.*	1,664	188,232
TD SYNNEX Corp.	1,531	179,556
Greif, Inc. — Class A	1,297	79,273
AGCO Corp.	789	73,756
Oshkosh Corp.	702	66,739
Terex Corp.	1,356	62,675
CNH Industrial N.V.	5,071	57,454
Berry Global Group, Inc.	853	55,163
Flex Ltd.*	1,350	51,826
Sonoco Products Co.	1,033	50,462
Knight-Swift Transportation Holdings, Inc.	850	45,084
Fluor Corp.*	735	36,250
Total Industrial		1,156,168

Consumer, Non-cyclical - 13.7%
ManpowerGroup, Inc.	2,794	161,270
Performance Food Group Co.*	1,411	119,300
Perrigo Company plc	4,146	106,594
Graham Holdings Co. — Class B	110	95,911
Enovis Corp.*	2,077	91,139
Avis Budget Group, Inc.*	985	79,401
US Foods Holding Corp.*	1,098	74,071
Acadia Healthcare Company, Inc.*	1,749	69,348
Darling Ingredients, Inc.*	1,527	51,445
Neogen Corp.*	4,232	51,376
GXO Logistics, Inc.*	1,111	48,328
Insperity, Inc.	611	47,359
Coty, Inc. — Class A*	6,309	43,910
Total Consumer, Non-cyclical		1,039,452

Financial - 13.3%
Brighthouse Financial, Inc.*	2,357	113,230
Reinsurance Group of America, Inc. — Class A	432	92,288
Valley National Bancorp	8,187	74,174
Ally Financial, Inc.	1,984	71,444
Unum Group	920	67,188
Kilroy Realty Corp. REIT	1,586	64,154
CNO Financial Group, Inc.	1,578	58,717
Associated Banc-Corp.	2,383	56,954
FNB Corp.	3,602	53,238
Kemper Corp.	779	51,757
Old Republic International Corp.	1,343	48,603
Bank OZK	1,080	48,092
Essent Group Ltd.	847	46,111
First American Financial Corp.	724	45,207
Hanover Insurance Group, Inc.	262	40,521
Starwood Property Trust, Inc. REIT	2,050	38,847
Prosperity Bancshares, Inc.	512	38,579
Total Financial		1,009,104

Energy - 12.4%
HF Sinclair Corp.	6,059	212,368
PBF Energy, Inc. — Class A	7,750	205,762
Civitas Resources, Inc.	2,839	130,225
NOV, Inc.	8,295	121,107
Chord Energy Corp.	833	97,394
Murphy Oil Corp.	3,058	92,535
Ovintiv, Inc.	1,833	74,237
Total Energy		933,628

Basic Materials - 7.5%
Cleveland-Cliffs, Inc.*	18,113	170,262
United States Steel Corp.	4,849	164,818
Arcadium Lithium plc*	12,459	63,915
Commercial Metals Co.	974	48,310
Ashland, Inc.	632	45,163
Chemours Co.	2,233	37,738
Olin Corp.	1,093	36,943
Total Basic Materials		567,149

Technology - 5.9%
Concentrix Corp.	5,807	251,269
BILL Holdings, Inc.*	1,170	99,111
Amkor Technology, Inc.	2,068	53,127
Maximus, Inc.	559	41,729
Total Technology		445,236

Utilities - 3.8%
UGI Corp.	2,236	63,122
Northwestern Energy Group, Inc.	936	50,039
Portland General Electric Co.	1,090	47,546
Southwest Gas Holdings, Inc.	616	43,557
Spire, Inc.	636	43,140

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
Black Hills Corp.	666	$38,974
Total Utilities		286,378

Total Common Stocks
(Cost $6,409,241)		7,522,444

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$16,515	16,515
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	12,982	12,982
Total Repurchase Agreements
(Cost $29,497)		29,497

Total Investments - 99.9%
(Cost $6,438,738)		$7,551,941
Other Assets & Liabilities, net - 0.1%		8,647
Total Net Assets - 100.0%		$7,560,588

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,522,444	$—	$—	$7,522,444
Repurchase Agreements	—	29,497	—	29,497
Total Assets	$7,522,444	$29,497	$—	$7,551,941

214 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $6,409,241)	$7,522,444
Repurchase agreements, at value (cost $29,497)	29,497
Receivables:
Securities sold	58,955
Dividends	8,450
Interest	3
Total assets	7,619,349

Liabilities:
Payable for:
Fund shares redeemed	25,738
Professional Fees	12,208
Management fees	5,081
Transfer agent fees	3,524
Printing Fees	3,236
Investor service fees	1,694
Portfolio accounting and administration fees	711
Trustees’ fees*	78
Miscellaneous	6,491
Total liabilities	58,761
Net assets	$7,560,588

Net assets consist of:
Paid in capital	$6,395,860
Total distributable earnings (loss)	1,164,728
Net assets	$7,560,588
Capital shares outstanding	149,556
Net asset value per share	$50.55

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$140,742
Interest	3,004
Income from securities lending, net	101
Total investment income	143,847

Expenses:
Management fees	60,537
Investor service fees	20,179
Transfer agent fees	21,064
Professional fees	14,191
Portfolio accounting and administration fees	12,511
Custodian fees	1,308
Trustees’ fees*	1,179
Line of credit fees	27
Miscellaneous	5,492
Total expenses	136,488
Less:
Expenses reimbursed by Adviser	(4,036)
Net expenses	132,452
Net investment income	11,395

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	995,099
Net realized gain	995,099
Net change in unrealized appreciation (depreciation) on:
Investments	(895,240)
Net change in unrealized appreciation (depreciation)	(895,240)
Net realized and unrealized gain	99,859
Net increase in net assets resulting from operations	$111,254

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 215

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,395	$2,587
Net realized gain on investments	995,099	919,568
Net change in unrealized appreciation (depreciation) on investments	(895,240)	883,705
Net increase in net assets resulting from operations	111,254	1,805,860

Distributions to shareholders	(361,848)	—

Capital share transactions:
Proceeds from sale of shares	9,545,572	26,885,845
Distributions reinvested	361,848	—
Cost of shares redeemed	(13,586,185)	(29,228,691)
Net decrease from capital share transactions	(3,678,765)	(2,342,846)
Net decrease in net assets	(3,929,359)	(536,986)

Net assets:
Beginning of year	11,489,947	12,026,933
End of year	$7,560,588	$11,489,947

Capital share activity:
Shares sold	187,884	605,586
Shares issued from reinvestment of distributions	7,529	—
Shares redeemed	(271,582)	(681,889)
Net decrease in shares	(76,169)	(76,303)

216 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$50.90	$39.82	$54.73	$43.24	$42.15
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	.01	.29	.26	.09
Net gain (loss) on investments (realized and unrealized)	2.05	11.07	(3.74)	13.11	2.49
Total from investment operations	2.12	11.08	(3.45)	13.37	2.58
Less distributions from:
Net investment income	(.04)	—	(.55)	(.04)	(.15)
Net realized gains	(2.43)	—	(10.91)	(1.84)	(1.34)
Total distributions	(2.47)	—	(11.46)	(1.88)	(1.49)
Net asset value, end of period	$50.55	$50.90	$39.82	$54.73	$43.24

Total Return[b]	4.42%	27.83%	(5.22%)	31.25%	7.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,561	$11,490	$12,027	$13,823	$16,368
Ratios to average net assets:
Net investment income (loss)	0.14%	0.02%	0.63%	0.49%	0.27%
Total expenses	1.69%	1.71%	1.67%	1.59%	1.72%
Net expenses[c]	1.64%	1.69%	1.67%	1.59%	1.72%
Portfolio turnover rate	152%	238%	257%	216%	320%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Consumer, Non-cyclical - 27.9%
Protagonist Therapeutics, Inc.*	2,885	$111,361
TG Therapeutics, Inc.*	3,611	108,691
Cal-Maine Foods, Inc.	1,025	105,493
ADMA Biologics, Inc.*	5,705	97,841
Chefs’ Warehouse, Inc.*	1,899	93,659
Krystal Biotech, Inc.*	588	92,116
Corcept Therapeutics, Inc.*	1,809	91,155
Adtalem Global Education, Inc.*	993	90,214
UFP Technologies, Inc.*	354	86,557
Catalyst Pharmaceuticals, Inc.*	3,902	81,435
Pursuit Attractions and Hospitality, Inc.*	1,798	76,433
ICU Medical, Inc.*	438	67,964
Inspire Medical Systems, Inc.*	352	65,254
Harmony Biosciences Holdings, Inc.*	1,877	64,588
CorVel Corp.*	502	55,852
TransMedics Group, Inc.*	874	54,494
LeMaitre Vascular, Inc.	584	53,810
Collegium Pharmaceutical, Inc.*	1,843	52,802
Astrana Health, Inc.*	1,628	51,331
PROG Holdings, Inc.	1,197	50,585
Stride, Inc.*	465	48,327
BioLife Solutions, Inc.*	1,844	47,870
Glaukos Corp.*	302	45,282
Phibro Animal Health Corp. — Class A	2,113	44,373
Vericel Corp.*	799	43,873
Arcus Biosciences, Inc.*	2,943	43,821
Verra Mobility Corp.*	1,803	43,597
Integer Holdings Corp.*	326	43,201
Artivion, Inc.*	1,239	35,423
GEO Group, Inc.*	1,249	34,947
RadNet, Inc.*	446	31,149
ANI Pharmaceuticals, Inc.*	544	30,073
Payoneer Global, Inc.*	2,797	28,082
Inari Medical, Inc.*	543	27,720
Inter Parfums, Inc.	206	27,091
Ligand Pharmaceuticals, Inc.*,†††	169	—
Ligand Pharmaceuticals, Inc.*,†††	169	—
Total Consumer, Non-cyclical		2,126,464

Financial - 18.8%
Palomar Holdings, Inc.*	962	101,578
Axos Financial, Inc.*	1,282	89,548
Trupanion, Inc.*	1,752	84,446
Acadian Asset Management, Inc.	3,052	80,390
MARA Holdings, Inc.*	4,777	80,110
Enova International, Inc.*	789	75,649
Pathward Financial, Inc.	980	72,108
DiamondRock Hospitality Co. REIT	7,499	67,716
Xenia Hotels & Resorts, Inc. REIT	4,183	62,159
Mercury General Corp.	915	60,829
Sunstone Hotel Investors, Inc. REIT	5,126	60,692
HCI Group, Inc.	518	60,363
Bancorp, Inc.*	1,085	57,103
PJT Partners, Inc. — Class A	353	55,707
WisdomTree, Inc.	5,211	54,716
Goosehead Insurance, Inc. — Class A*	477	51,144
Preferred Bank/Los Angeles CA	590	50,964
NMI Holdings, Inc. — Class A*	1,049	38,561
ServisFirst Bancshares, Inc.	416	35,252
Virtu Financial, Inc. — Class A	880	31,398
Essential Properties Realty Trust, Inc. REIT	966	30,217
Outfront Media, Inc. REIT	1,675	29,715
NexPoint Residential Trust, Inc. REIT	676	28,223
Curbline Properties Corp. REIT	1,052	24,427
City Holding Co.	193	22,867
BancFirst Corp.	194	22,733
Total Financial		1,428,615

Industrial - 18.5%
DXP Enterprises, Inc.*	1,349	111,454
Greenbrier Companies, Inc.	1,551	94,595
Powell Industries, Inc.	415	91,985
AZZ, Inc.	1,109	90,849
Trinity Industries, Inc.	2,318	81,362
Cactus, Inc. — Class A	1,373	80,128
SPX Technologies, Inc.*	485	70,577
CSW Industrials, Inc.	194	68,443
Dycom Industries, Inc.*	387	67,361
Zurn Elkay Water Solutions Corp.	1,708	63,709
Armstrong World Industries, Inc.	419	59,217
Granite Construction, Inc.	580	50,872
Apogee Enterprises, Inc.	692	49,416
Badger Meter, Inc.	225	47,727
Barnes Group, Inc.	937	44,283
Griffon Corp.	616	43,903
AeroVironment, Inc.*	268	41,242
Frontdoor, Inc.*	718	39,253
Federal Signal Corp.	418	38,619
Itron, Inc.*	345	37,460
Enerpac Tool Group Corp.	888	36,488
ESCO Technologies, Inc.	250	33,303
OSI Systems, Inc.*	198	33,151
Moog, Inc. — Class A	158	31,101
Total Industrial		1,406,498

Consumer, Cyclical - 16.7%
Cinemark Holdings, Inc.*	3,843	119,056
Shake Shack, Inc. — Class A*	645	83,721
SkyWest, Inc.*	800	80,104
Dorman Products, Inc.*	591	76,564
Sabre Corp.*	20,839	76,062
Alaska Air Group, Inc.*	1,169	75,693
Madison Square Garden Sports Corp. — Class A*	301	67,930
OPENLANE, Inc.*	3,415	67,754
Boot Barn Holdings, Inc.*	438	66,497
Cavco Industries, Inc.*	146	65,149
Six Flags Entertainment Corp.	1,334	64,286
Brinker International, Inc.*	484	64,028
Green Brick Partners, Inc.*	1,120	63,269
Dream Finders Homes, Inc. — Class A*	2,360	54,917

218 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Interface, Inc. — Class A	1,908	$46,460
Installed Building Products, Inc.	263	46,091
Dave & Buster’s Entertainment, Inc.*	1,567	45,741
Champion Homes, Inc.*	346	30,483
Monarch Casino & Resort, Inc.	356	28,088
Kontoor Brands, Inc.	291	24,854
XPEL, Inc.*	575	22,965
Total Consumer, Cyclical		1,269,712

Energy - 5.0%
Atlas Energy Solutions, Inc.	3,218	71,375
CONSOL Energy, Inc.	616	65,715
Northern Oil & Gas, Inc.	1,471	54,663
Warrior Met Coal, Inc.	975	52,884
Tidewater, Inc.*	936	51,209
Archrock, Inc.	1,999	49,755
Oceaneering International, Inc.*	1,354	35,312
Total Energy		380,913

Technology - 4.8%
Impinj, Inc.*	566	82,217
ACI Worldwide, Inc.*	1,199	62,240
Clear Secure, Inc. — Class A	2,228	59,354
Agilysys, Inc.*	395	52,025
DigitalOcean Holdings, Inc.*	970	33,048
Semtech Corp.*	445	27,523
Box, Inc. — Class A*	838	26,481
SPS Commerce, Inc.*	133	24,471
Total Technology		367,359

Communications - 4.4%
InterDigital, Inc.	576	111,583
Hims & Hers Health, Inc.*	3,670	88,740
QuinStreet, Inc.*	2,388	55,091
Cogent Communications Holdings, Inc.	542	41,772
Cargurus, Inc.*	1,011	36,942
Total Communications		334,128

Basic Materials - 3.0%
Hawkins, Inc.	494	60,599
ATI, Inc.*	1,052	57,902
Sylvamo Corp.	700	55,314
Century Aluminum Co.*	2,969	54,095
Total Basic Materials		227,910

Total Common Stocks
(Cost $6,566,932)		7,541,599

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$41,565	41,565
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	32,671	32,671
Total Repurchase Agreements
(Cost $74,236)		74,236

Total Investments - 100.1%
(Cost $6,641,168)		$7,615,835
Other Assets & Liabilities, net - (0.1)%		(6,881)
Total Net Assets - 100.0%		$7,608,954

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,541,599	$—	$—	$7,541,599
Repurchase Agreements	—	74,236	—	74,236
Total Assets	$7,541,599	$74,236	$—	$7,615,835

220 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $6,566,932)	$7,541,599
Repurchase agreements, at value (cost $74,236)	74,236
Receivables:
Fund shares sold	22,757
Dividends	5,050
Securities lending income	37
Interest	9
Total assets	7,643,688

Liabilities:
Payable for:
Professional fees	12,742
Management fees	5,103
Transfer agent fees	3,674
Printing fees	3,377
Investor service fees	1,701
Fund shares redeemed	1,553
Portfolio accounting and administration fees	714
Trustees’ fees*	79
Miscellaneous	5,791
Total liabilities	34,734
Net assets	$7,608,954

Net assets consist of:
Paid in capital	$7,561,698
Total distributable earnings (loss)	47,256
Net assets	$7,608,954
Capital shares outstanding	143,970
Net asset value per share	$52.85

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $500)	$102,456
Interest	2,797
Income from securities lending, net	131
Total investment income	105,384

Expenses:
Management fees	58,899
Investor service fees	19,633
Transfer agent fees	18,995
Professional fees	14,187
Portfolio accounting and administration fees	12,173
Custodian fees	1,238
Trustees’ fees*	826
Line of credit fees	61
Miscellaneous	6,889
Total expenses	132,901
Less:
Expenses reimbursed by Adviser	(3,926)
Net expenses	128,975
Net investment loss	(23,591)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	351,616
Net realized gain	351,616
Net change in unrealized appreciation (depreciation) on:
Investments	7,311
Net change in unrealized appreciation (depreciation)	7,311
Net realized and unrealized gain	358,927
Net increase in net assets resulting from operations	$335,336

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 221

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(23,591)	$(4,562)
Net realized gain on investments	351,616	456,527
Net change in unrealized appreciation (depreciation) on investments	7,311	556,041
Net increase in net assets resulting from operations	335,336	1,008,006

Distributions to shareholders	—	(5,759)

Capital share transactions:
Proceeds from sale of shares	22,551,096	10,432,231
Distributions reinvested	—	5,759
Cost of shares redeemed	(21,999,098)	(10,615,408)
Net increase (decrease) from capital share transactions	551,998	(177,418)
Net increase in net assets	887,334	824,829

Net assets:
Beginning of year	6,721,620	5,896,791
End of year	$7,608,954	$6,721,620

Capital share activity:
Shares sold	433,645	237,218
Shares issued from reinvestment of distributions	—	125
Shares redeemed	(427,271)	(241,400)
Net increase (decrease) in shares	6,374	(4,057)

222 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$48.85	$41.63	$72.13	$60.80	$55.24
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.03)	.03	(.76)	(.45)
Net gain (loss) on investments (realized and unrealized)	4.16	7.29	(20.84)	12.40	8.42
Total from investment operations	4.00	7.26	(20.81)	11.64	7.97
Less distributions from:
Net investment income	—	(.04)	—	—	—
Net realized gains	—	—	(9.69)	(.31)	(2.41)
Total distributions	—	(.04)	(9.69)	(.31)	(2.41)
Net asset value, end of period	$52.85	$48.85	$41.63	$72.13	$60.80

Total Return[b]	8.19%	17.47%	(29.90%)	19.16%	15.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,609	$6,722	$5,897	$12,957	$16,014
Ratios to average net assets:
Net investment income (loss)	(0.30%)	(0.07%)	0.06%	(1.08%)	(0.93%)
Total expenses	1.69%	1.71%	1.67%	1.60%	1.72%
Net expenses[c]	1.64%	1.69%	1.67%	1.60%	1.72%
Portfolio turnover rate	317%	223%	174%	219%	258%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS	December 31, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Cyclical - 30.1%
Kohl’s Corp.	11,033	$154,903
MarineMax, Inc.*	4,824	139,655
Topgolf Callaway Brands Corp.*	17,405	136,803
Advance Auto Parts, Inc.	2,870	135,722
Adient plc*	7,738	133,326
Foot Locker, Inc.*	5,872	127,775
JetBlue Airways Corp.*	14,729	115,770
Titan International, Inc.*	16,804	114,099
Dana, Inc.	9,616	111,161
G-III Apparel Group Ltd.*	3,305	107,809
ODP Corp.*	4,674	106,287
Asbury Automotive Group, Inc.*	401	97,455
American Axle & Manufacturing Holdings, Inc.*	16,060	93,630
Guess?, Inc.	5,975	84,009
ScanSource, Inc.*	1,724	81,804
Sonic Automotive, Inc. — Class A	1,260	79,821
Standard Motor Products, Inc.	2,394	74,166
Caleres, Inc.	3,103	71,865
National Vision Holdings, Inc.*	6,651	69,303
Allegiant Travel Co. — Class A*	732	68,896
Cracker Barrel Old Country Store, Inc.	1,278	67,555
Penn Entertainment, Inc.*	3,277	64,950
MillerKnoll, Inc.	2,717	61,377
Bloomin’ Brands, Inc.	4,651	56,789
Century Communities, Inc.	765	56,120
Sally Beauty Holdings, Inc.*	5,360	56,012
Newell Brands, Inc.	4,732	47,131
Winnebago Industries, Inc.	975	46,586
Academy Sports & Outdoors, Inc.	802	46,139
Resideo Technologies, Inc.*	1,910	44,026
Sun Country Airlines Holdings, Inc.*	2,799	40,809
Shoe Carnival, Inc.	1,153	38,141
Leslie’s, Inc.*	16,126	35,961
Fox Factory Holding Corp.*	1,165	35,264
PriceSmart, Inc.	363	33,458
Signet Jewelers Ltd.	329	26,554
LGI Homes, Inc.*	288	25,747
Meritage Homes Corp.	157	24,150
Total Consumer, Cyclical		2,911,028

Consumer, Non-cyclical - 22.4%
Green Dot Corp. — Class A*	13,256	141,044
SpartanNash Co.	7,613	139,470
B&G Foods, Inc.	19,824	136,588
Fresh Del Monte Produce, Inc.	3,809	126,497
United Natural Foods, Inc.*	4,513	123,250
AMN Healthcare Services, Inc.*	4,481	107,185
Andersons, Inc.	2,504	101,462
AdaptHealth Corp.*	10,285	97,913
Owens & Minor, Inc.*	7,431	97,123
Universal Corp.	1,628	89,280
Patterson Companies, Inc.	2,886	89,062
Select Medical Holdings Corp.	4,710	88,783
Hain Celestial Group, Inc.*	13,947	85,774
TreeHouse Foods, Inc.*	1,976	69,417
Avanos Medical, Inc.*	3,838	61,101
Deluxe Corp.	2,534	57,243
ABM Industries, Inc.	1,043	53,381
Edgewell Personal Care Co.	1,448	48,653
Grocery Outlet Holding Corp.*	2,948	46,018
Helen of Troy Ltd.*	752	44,992
Healthcare Services Group, Inc.*	3,705	43,033
Monro, Inc.	1,732	42,954
Fortrea Holdings, Inc.*	2,201	41,049
Upbound Group, Inc.	1,311	38,242
USANA Health Sciences, Inc.*	982	35,244
Central Garden & Pet Co. — Class A*	1,002	33,116
Fulgent Genetics, Inc.*	1,668	30,808
Matthews International Corp. — Class A	1,110	30,725
MGP Ingredients, Inc.	763	30,039
Pacira BioSciences, Inc.*	1,427	26,885
Central Garden & Pet Co.*	184	7,139
Total Consumer, Non-cyclical		2,163,470

Financial - 19.1%
Lincoln National Corp.	3,776	119,737
Genworth Financial, Inc. — Class A*	16,863	117,872
ProAssurance Corp.*	5,762	91,674
EZCORP, Inc. — Class A*	7,377	90,147
PRA Group, Inc.*	4,315	90,140
United Fire Group, Inc.	2,424	68,963
SITE Centers Corp. REIT	4,427	67,689
Cushman & Wakefield plc*	4,668	61,057
Air Lease Corp. — Class A	1,244	59,973
Ambac Financial Group, Inc.*	4,737	59,923
Navient Corp.	4,425	58,808
SiriusPoint Ltd.*	3,405	55,808
PennyMac Mortgage Investment Trust REIT	4,158	52,349
Safehold, Inc. REIT	2,774	51,264
New York Mortgage Trust, Inc. REIT	8,126	49,244
Bread Financial Holdings, Inc.	794	48,482
Hope Bancorp, Inc.	3,763	46,247
Jackson Financial, Inc. — Class A	516	44,933
Global Net Lease, Inc. REIT	5,946	43,406
ARMOUR Residential, Inc. REIT	2,248	42,397
Redwood Trust, Inc. REIT	6,284	41,035
Eagle Bancorp, Inc.	1,555	40,477
JBG SMITH Properties REIT	2,479	38,102
Ready Capital Corp. REIT	5,138	35,041
Renasant Corp.	976	34,892
Ellington Financial, Inc. REIT	2,874	34,833
Hilltop Holdings, Inc.	1,216	34,814
Apollo Commercial Real Estate Finance, Inc. REIT	3,908	33,843
Franklin BSP Realty Trust, Inc. REIT	2,482	31,124
Capitol Federal Financial, Inc.	5,262	31,099
Brookline Bancorp, Inc.	2,599	30,668
Simmons First National Corp. — Class A	1,348	29,899
Encore Capital Group, Inc.*	606	28,949
KKR Real Estate Finance Trust, Inc. REIT	2,842	28,704

224 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Horace Mann Educators Corp.	688	$26,990
Stewart Information Services Corp.	394	26,591
Total Financial		1,847,174

Energy - 11.1%
Par Pacific Holdings, Inc.*	9,238	151,411
Green Plains, Inc.*	13,605	128,975
Vital Energy, Inc.*	3,505	108,375
Crescent Energy Co. — Class A	6,045	88,317
Peabody Energy Corp.	4,092	85,686
Talos Energy, Inc.*	8,096	78,612
Innovex International, Inc.*	5,059	70,674
CVR Energy, Inc.*	3,731	69,919
Patterson-UTI Energy, Inc.	7,580	62,611
ProPetro Holding Corp.*	5,626	52,491
Sunrun, Inc.*	5,498	50,856
SunCoke Energy, Inc.	4,600	49,220
Bristow Group, Inc.*	1,267	43,458
REX American Resources Corp.*	666	27,766
Total Energy		1,068,371

Industrial - 6.3%
World Kinect Corp.	5,166	142,117
Enviri Corp.*	13,230	101,871
O-I Glass, Inc.*	7,311	79,251
Metallus, Inc.*	4,442	62,765
Vishay Intertechnology, Inc.	2,302	38,996
Dorian LPG Ltd.	1,528	37,237
Astec Industries, Inc.	1,071	35,986
American Woodmark Corp.*	413	32,846
Heartland Express, Inc.	2,745	30,799
ArcBest Corp.	290	27,063
Masterbrand, Inc.*	1,666	24,340
Total Industrial		613,271

Communications - 4.3%
Viasat, Inc.*	13,416	114,170
Scholastic Corp.	4,406	93,980
IAC, Inc.*	1,672	72,130
Telephone & Data Systems, Inc.	1,387	47,310
TEGNA, Inc.	2,395	43,805
Shenandoah Telecommunications Co.	3,406	42,950
Total Communications		414,345

Basic Materials - 3.6%
Mativ Holdings, Inc.	10,602	115,562
Koppers Holdings, Inc.	2,637	85,439
AdvanSix, Inc.	2,278	64,900
Kaiser Aluminum Corp.	750	52,702
Stepan Co.	453	29,309
Total Basic Materials		347,912

Technology - 2.0%
DXC Technology Co.*	4,775	95,404
Corsair Gaming, Inc.*	5,995	39,627
Xerox Holdings Corp.	3,681	31,031
Insight Enterprises, Inc.*	170	25,857
Total Technology		191,919

Utilities - 0.4%
MDU Resources Group, Inc.	1,903	34,292

Total Common Stocks
(Cost $8,810,319)		9,591,782

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$43,703	43,703
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	34,352	34,352
Total Repurchase Agreements
(Cost $78,055)		78,055

Total Investments - 100.1%
(Cost $8,888,374)		$9,669,837
Other Assets & Liabilities, net - (0.1)%		(12,362)
Total Net Assets - 100.0%		$9,657,475

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 225

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,591,782	$—	$—	$9,591,782
Repurchase Agreements	—	78,055	—	78,055
Total Assets	$9,591,782	$78,055	$—	$9,669,837

226 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $8,810,319)	$9,591,782
Repurchase agreements, at value (cost $78,055)	78,055
Receivables:
Securities sold	56,897
Dividends	17,125
Securities lending income	90
Interest	11
Total assets	9,743,960

Liabilities:
Payable for:
Fund shares redeemed	49,017
Professional Fees	14,612
Management fees	6,092
Transfer agent fees	4,149
Printing Fees	3,873
Investor service fees	2,031
Portfolio accounting and administration fees	853
Trustees’ fees*	87
Miscellaneous	5,771
Total liabilities	86,485
Net assets	$9,657,475

Net assets consist of:
Paid in capital	$9,425,903
Total distributable earnings (loss)	231,572
Net assets	$9,657,475
Capital shares outstanding	113,896
Net asset value per share	$84.79

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends	$139,255
Interest	3,186
Income from securities lending, net	968
Total investment income	143,409

Expenses:
Management fees	65,548
Investor service fees	21,849
Transfer agent fees	21,639
Professional fees	16,645
Portfolio accounting and administration fees	13,546
Custodian fees	1,372
Trustees’ fees*	1,042
Line of credit fees	14
Miscellaneous	6,284
Total expenses	147,939
Less:
Expenses reimbursed by Adviser	(4,370)
Net expenses	143,569
Net investment loss	(160)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	443,358
Net realized gain	443,358
Net change in unrealized appreciation (depreciation) on:
Investments	(348,699)
Net change in unrealized appreciation (depreciation)	(348,699)
Net realized and unrealized gain	94,659
Net increase in net assets resulting from operations	$94,499

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 227

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(160)	$(15,667)
Net realized gain on investments	443,358	462,393
Net change in unrealized appreciation (depreciation) on investments	(348,699)	304,560
Net increase in net assets resulting from operations	94,499	751,286

Capital share transactions:
Proceeds from sale of shares	22,482,900	19,687,928
Cost of shares redeemed	(22,775,409)	(18,262,414)
Net increase (decrease) from capital share transactions	(292,509)	1,425,514
Net increase (decrease) in net assets	(198,010)	2,176,800

Net assets:
Beginning of year	9,855,485	7,678,685
End of year	$9,657,475	$9,855,485

Capital share activity:
Shares sold	277,442	265,423
Shares redeemed	(284,126)	(258,581)
Net increase (decrease) in shares	(6,684)	6,842

228 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$81.73	$67.51	$85.63	$59.72	$63.51
Income (loss) from investment operations:
Net investment income (loss)[a]	—	(.14)	—	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	3.06	14.36	(7.22)	26.19	(3.48)
Total from investment operations	3.06	14.22	(7.22)	25.91	(3.79)
Less distributions from:
Net realized gains	—	—	(10.90)	—	—
Total distributions	—	—	(10.90)	—	—
Net asset value, end of period	$84.79	$81.73	$67.51	$85.63	$59.72

Total Return[b]	3.74%	21.06%	(8.24%)	43.39%	(5.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,657	$9,855	$7,679	$16,161	$8,130
Ratios to average net assets:
Net investment income (loss)	0.00%	(0.19%)	0.00%	(0.34%)	(0.64%)
Total expenses	1.69%	1.71%	1.67%	1.59%	1.72%
Net expenses[c]	1.64%	1.69%	1.67%	1.59%	1.72%
Portfolio turnover rate	295%	287%	252%	383%	305%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS	December 31, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 12.7%
Guggenheim Strategy Fund II1	10,941	$272,001
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	24,725	247,496
Total Mutual Funds
(Cost $506,354)		519,497

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.9%
U.S. Treasury Bonds
4.50% due 11/15/54	$2,000,000	1,910,312
Total U.S. Government Securities
(Cost $1,961,785)		1,910,312

FEDERAL AGENCY DISCOUNT NOTES†† - 36.7%
Federal Home Loan Bank
4.26% due 01/23/25[2]	700,000	698,180
Fannie Mae
4.17% due 01/02/25[2]	400,000	399,954
Farmer Mac
4.25% due 01/17/25[2]	400,000	399,244
Total Federal Agency Discount Notes
(Cost $1,497,378)		1,497,378

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	104,000	103,829
Total U.S. Treasury Bills
(Cost $103,813)		103,829

REPURCHASE AGREEMENTS††,4 - 5.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	113,565	113,565
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	89,266	89,266
Total Repurchase Agreements
(Cost $202,831)		202,831

Total Investments - 103.8%
(Cost $4,272,161)		$4,233,847
Other Assets & Liabilities, net - (3.8)%		(156,834)
Total Net Assets - 100.0%		$4,077,013

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	26	Mar 2025	$3,090,750	$64

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

230 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$519,497	$—	$—	$519,497
U.S. Government Securities	—	1,910,312	—	1,910,312
Federal Agency Discount Notes	—	1,497,378	—	1,497,378
U.S. Treasury Bills	—	103,829	—	103,829
Repurchase Agreements	—	202,831	—	202,831
Interest Rate Futures Contracts**	64	—	—	64
Total Assets	$519,561	$3,714,350	$—	$4,233,911

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$467,967	$—	$(200,000)	$4,279	$(245)	$272,001	10,941	$18,279
Guggenheim Ultra Short Duration Fund — Institutional Class	442,732	—	(199,999)	(607)	5,370	247,496	24,725	15,420
	$910,699	$—	$(399,999)	$3,672	$5,125	$519,497		$33,699

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 231

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $3,562,976)	$3,511,519
Investments in affiliated issuers, at value (cost $506,354)	519,497
Repurchase agreements, at value (cost $202,831)	202,831
Cash	3
Segregated cash with broker	50,715
Receivables:
Securities sold	191,031
Interest	12,879
Fund shares sold	8,915
Dividends	2,258
Total assets	4,499,648

Liabilities:
Payable for:
Fund shares redeemed	386,075
Variation margin on futures contracts	13,129
Professional fees	9,368
Transfer agent fees	3,183
Management fees	2,554
Investor service fees	1,302
Portfolio accounting and administration fees	547
Trustees’ fees*	59
Miscellaneous	6,418
Total liabilities	422,635
Net assets	$4,077,013

Net assets consist of:
Paid in capital	$27,166,674
Total distributable earnings (loss)	(23,089,661)
Net assets	$4,077,013
Capital shares outstanding†	22,447
Net asset value per share†	$181.63

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$33,699
Interest	295,116
Total investment income	328,815

Expenses:
Management fees	36,051
Investor service fees	18,026
Transfer agent fees	18,641
Professional fees	12,920
Portfolio accounting and administration fees	11,176
Trustees’ fees*	1,053
Custodian fees	1,001
Line of credit fees	192
Miscellaneous	4,689
Total expenses	103,749
Less:
Expenses reimbursed by Adviser	(3,605)
Expenses waived by Adviser	(742)
Total waived/reimbursed expenses	(4,347)
Net expenses	99,402
Net investment income	229,413

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(430,145)
Investments in affiliated issuers	3,672
Futures contracts	(364,944)
Net realized loss	(791,417)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(391,608)
Investments in affiliated issuers	5,125
Futures contracts	(273,711)
Net change in unrealized appreciation (depreciation)	(660,194)
Net realized and unrealized loss	(1,451,611)
Net decrease in net assets resulting from operations	$(1,222,198)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$229,413	$247,078
Net realized loss on investments	(791,417)	(1,509,321)
Net change in unrealized appreciation (depreciation) on investments	(660,194)	837,323
Net decrease in net assets resulting from operations	(1,222,198)	(424,920)

Distributions to shareholders	(229,414)	(247,608)

Capital share transactions:
Proceeds from sale of shares	186,079,312	54,719,566
Distributions reinvested	229,414	247,608
Cost of shares redeemed	(188,112,934)	(54,918,737)
Net increase (decrease) from capital share transactions	(1,804,208)	48,437
Net decrease in net assets	(3,255,820)	(624,091)

Net assets:
Beginning of year	7,332,833	7,956,924
End of year	$4,077,013	$7,332,833

Capital share activity*:
Shares sold	919,208	249,756
Shares issued from reinvestment of distributions	1,153	1,156
Shares redeemed	(932,135)	(252,363)
Net decrease in shares	(11,774)	(1,451)

*

Reverse Share Split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 233

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$214.28	$223.06	$383.26	$415.91	$341.54
Income (loss) from investment operations:
Net investment income (loss)[a]	6.40	6.30	3.80	1.70	.20
Net gain (loss) on investments (realized and unrealized)	(32.65)	(8.78)	(159.60)	(32.95)	74.77 [e]
Total from investment operations	(26.25)	(2.48)	(155.80)	(31.25)	74.97
Less distributions from:
Net investment income	(6.40)	(6.30)	(4.40)	(1.40)	(.30)
Return of capital	—	—	—	—	(.30)
Total distributions	(6.40)	(6.30)	(4.40)	(1.40)	(.60)
Net asset value, end of period	$181.63	$214.28	$223.06	$383.26	$415.91

Total Return[b]	(12.46%)	(1.03%)	(40.83%)	(7.49%)	21.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,077	$7,333	$7,957	$12,373	$15,472
Ratios to average net assets:
Net investment income (loss)	3.18%	2.90%	1.33%	0.47%	0.06%
Total expenses[c]	1.44%	1.45%	1.39%	1.30%	1.43%
Net expenses[d]	1.38%	1.42%	1.37%	1.28%	1.40%
Portfolio turnover rate	3,622%	1,170%	1,890%	1,382%	1,887%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:10 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

234 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 21.1%
Guggenheim Strategy Fund II1	20,730	$515,345
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	465,455
Total Mutual Funds
(Cost $971,295)		980,800

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 27.9%
Fannie Mae
4.18% due 01/02/25[2]	$500,000	499,942
Federal Home Loan Bank
4.26% due 01/23/25[2]	300,000	299,220
4.50% due 01/02/25[2]	200,000	199,975
Farmer Mac
4.25% due 01/17/25[2]	300,000	299,433
Total Federal Agency Discount Notes
(Cost $1,298,570)		1,298,570

FEDERAL AGENCY NOTES†† - 2.1%
Federal Farm Credit Bank
5.00% due 01/07/25	100,000	100,007
Total Federal Agency Notes
(Cost $100,003)		100,007

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	22,000	21,964
Total U.S. Treasury Bills
(Cost $21,961)		21,964

REPURCHASE AGREEMENTS†† - 135.2%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 12/31/24 at 4.20% due 01/02/25 (secured by a U.S. Treasury Bond, at a rate of 4.500% and maturing 11/15/2054 as collateral, with a value of $ 3,372,904) to be repurchased at $3,307,926	3,306,769	3,306,769
Barclays Capital, Inc. issued 12/31/24 at 4.00% due 01/02/25 (secured by a U.S. Treasury Bond, at a rate of 4.500% and maturing 11/15/2054 as collateral, with a value of $ 674,730) to be repurchased at $661,721	661,500	661,500
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	1,304,657	1,304,657
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	1,025,513	1,025,513
Total Repurchase Agreements
(Cost $6,298,439)		6,298,439

Total Investments - 186.8%
(Cost $8,690,268)		$8,699,780

U.S. Government Securities Sold Short† - (88.2)%
U.S. Treasury Bonds
4.50% due 11/15/54††	4,300,000	(4,107,172)

Total U.S. Government Securities Sold Short - (88.2)%
(Proceeds $4,249,543)		$(4,107,172)
Other Assets & Liabilities, net - 1.4%		64,164
Total Net Assets - 100.0%		$4,656,772

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	5	Mar 2025	$594,375	$29,161

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as short security collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$980,800	$—	$—	$980,800
Federal Agency Discount Notes	—	1,298,570	—	1,298,570
Federal Agency Notes	—	100,007	—	100,007
U.S. Treasury Bills	—	21,964	—	21,964
Repurchase Agreements	—	6,298,439	—	6,298,439
Interest Rate Futures Contracts**	29,161	—	—	29,161
Total Assets	$1,009,961	$7,718,980	$—	$8,728,941

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$4,107,172	$—	$4,107,172

**	This derivative is reported as unrealized appreciation/depreciation at period end.

236 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$508,089	$—	$—	$—	$7,256	$515,345	20,730	$29,268
Guggenheim Ultra Short Duration Fund — Institutional Class	458,015	—	—	—	7,440	465,455	46,499	24,006
	$966,104	$—	$—	$—	$14,696	$980,800		$53,274

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 237

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $1,420,534)	$1,420,541
Investments in affiliated issuers, at value (cost $971,295)	980,800
Repurchase agreements, at value (cost $6,298,439)	6,298,439
Segregated cash with broker	5,651
Receivables:
Securities sold	95,516
Dividends	4,264
Interest	3,767
Variation margin on futures contracts	2,344
Total assets	8,811,322

Liabilities:
Securities sold short, at value (proceeds $4,249,543)	4,107,172
Payable for:
Management fees	3,548
Fund shares redeemed	2,242
Transfer agent fees	1,685
Investor service fees	1,012
Portfolio accounting and administration fees	223
Trustees’ fees*	50
Miscellaneous	38,618
Total liabilities	4,154,550
Net assets	$4,656,772

Net assets consist of:
Paid in capital	$10,673,734
Total distributable earnings (loss)	(6,016,962)
Net assets	$4,656,772
Capital shares outstanding	40,412
Net asset value per share	$115.23

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$53,274
Interest	233,751
Total investment income	287,025

Expenses:
Management fees	28,929
Investor service fees	8,036
Transfer agent fees	7,730
Interest expense	106,022
Portfolio accounting and administration fees	4,982
Professional fees	4,317
Custodian fees	430
Trustees’ fees*	318
Miscellaneous	4,284
Total expenses	165,048
Less:
Expenses reimbursed by Adviser:	(3,214)
Expenses waived by Adviser	(1,156)
Total waived expenses	(4,370)
Net expenses	160,678
Net investment income	126,347

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4
Investments in unaffiliated issuers sold short	(177,948)
Futures contracts	(10,712)
Net realized loss	(188,656)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1
Investments in affiliated issuers	14,696
Investments in unaffiliated issuers sold short	243,912
Futures contracts	56,490
Net change in unrealized appreciation (depreciation)	315,099
Net realized and unrealized gain	126,443
Net increase in net assets resulting from operations	$252,790

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

238 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$126,347	$143,890
Net realized gain (loss) on investments	(188,656)	118,973
Net change in unrealized appreciation (depreciation) on investments	315,099	(192,397)
Net increase in net assets resulting from operations	252,790	70,466

Distributions to shareholders	(143,890)	—

Capital share transactions:
Proceeds from sale of shares	33,646,558	27,584,996
Distributions reinvested	143,890	—
Cost of shares redeemed	(31,441,428)	(29,380,362)
Net increase (decrease) from capital share transactions	2,349,020	(1,795,366)
Net increase (decrease) in net assets	2,457,920	(1,724,900)

Net assets:
Beginning of year	2,198,852	3,923,752
End of year	$4,656,772	$2,198,852

Capital share activity:
Shares sold	308,031	272,149
Shares issued from reinvestment of distributions	1,347	—
Shares redeemed	(290,276)	(290,472)
Net increase (decrease) in shares	19,102	(18,323)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 239

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$103.18	$99.00	$67.73	$67.08	$85.27
Income (loss) from investment operations:
Net investment income (loss)[a]	4.31	4.04	(1.24)	(2.10)	(1.48)
Net gain (loss) on investments (realized and unrealized)	12.75	.14	32.51	2.75	(16.51)
Total from investment operations	17.06	4.18	31.27	.65	(17.99)
Less distributions from:
Net investment income	(5.01)	—	—	—	(.20)
Total distributions	(5.01)	—	—	—	(.20)
Net asset value, end of period	$115.23	$103.18	$99.00	$67.73	$67.08

Total Return[b]	16.91%	4.22%	46.17%	0.97%	(21.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,657	$2,199	$3,924	$3,348	$2,648
Ratios to average net assets:
Net investment income (loss)	3.93%	3.96%	(1.46%)	(2.89%)	(2.23%)
Total expenses[c]	5.13%	5.13%	4.47%	3.46%	3.01%
Net expenses[d,e]	5.00%	5.02%	4.38%	3.38%	2.97%
Portfolio turnover rate	936%	861%	1,849%	1,451%	2,529%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.70%	1.75%	1.73%	1.65%	1.83%

240 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 2.4%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	1,556	$122,309
SPDR Bloomberg High Yield Bond ETF[1]	1,245	118,798
Total Exchange-Traded Funds
(Cost $263,173)		241,107

MUTUAL FUNDS† - 11.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	573,580
Guggenheim Strategy Fund II2	23,000	571,771
Total Mutual Funds
(Cost $1,124,043)		1,145,351

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 27.3%
Federal Home Loan Bank
4.50% due 01/02/25[3]	$1,000,000	999,875
Farmer Mac
4.25% due 01/17/25[3]	1,000,000	998,111
Fannie Mae
4.17% due 01/02/25[3]	700,000	699,919
Total Federal Agency Discount Notes
(Cost $2,697,905)		2,697,905

U.S. TREASURY BILLS†† - 8.6%
U.S. Treasury Bills
4.51% due 01/09/25[3]	700,000	699,427
4.21% due 01/16/25[3,4]	152,000	151,750
Total U.S. Treasury Bills
(Cost $851,024)		851,177

FEDERAL AGENCY NOTES†† - 6.2%
Federal Farm Credit Bank
4.55% (SOFR + 0.18%, Rate Floor: 0.00%) due 03/07/25◊	619,000	619,196
Total Federal Agency Notes
(Cost $619,185)		619,196

REPURCHASE AGREEMENTS††,5 - 37.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	2,050,825	2,050,825
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	1,612,031	1,612,031
Total Repurchase Agreements
(Cost $3,662,856)		3,662,856

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	184,620	184,620
Total Securities Lending Collateral
(Cost $184,620)		184,620

Total Investments - 95.0%
(Cost $9,402,806)		$9,402,212
Other Assets & Liabilities, net - 5.0%		490,964
Total Net Assets - 100.0%		$9,893,176

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	94	Mar 2025	$9,992,641	$(41,401)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$9,050,000	$697,615	$652,270	$45,345

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	364	$28,595	$157
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	192	18,332	—
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/07/25	86	6,760	(76)
							$53,687	$81

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

242 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$241,107	$—	$—	$241,107
Mutual Funds	1,145,351	—	—	1,145,351
Federal Agency Discount Notes	—	2,697,905	—	2,697,905
U.S. Treasury Bills	—	851,177	—	851,177
Federal Agency Notes	—	619,196	—	619,196
Repurchase Agreements	—	3,662,856	—	3,662,856
Securities Lending Collateral	184,620	—	—	184,620
Credit Default Swap Agreements**	—	45,345	—	45,345
Credit Index Swap Agreements**	—	157	—	157
Total Assets	$1,571,078	$7,876,636	$—	$9,447,714

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$41,401	$—	$—	$41,401
Credit Index Swap Agreements**	—	76	—	76
Total Liabilities	$41,401	$76	$—	$41,477

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$563,721	$—	$—	$—	$8,050	$571,771	23,000	$32,472
Guggenheim Ultra Short Duration Fund — Institutional Class	564,412	—	—	—	9,168	573,580	57,301	29,583
	$1,128,133	$—	$—	$—	$17,218	$1,145,351		$62,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 243

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $180,858 of securities loaned (cost $4,615,907)	$4,594,005
Investments in affiliated issuers, at value (cost $1,124,043)	1,145,351
Repurchase agreements, at value (cost $3,662,856)	3,662,856
Segregated cash with broker	50,840
Unamortized upfront premiums paid on credit default swap agreements	652,270
Unrealized appreciation on OTC swap agreements	157
Receivables:
Protection fees on credit default swap agreements	15,083
Variation margin on credit default swap agreements	7,704
Dividends	4,961
Interest	2,464
Securities lending income	137
Swap settlement	45
Total assets	10,135,873

Liabilities:
Unrealized depreciation on OTC swap agreements	76
Payable for:
Return of securities lending collateral	184,620
Variation margin on futures contracts	8,916
Fund shares redeemed	8,103
Management fees	6,441
Transfer agent fees	4,242
Investor service fees	2,186
Portfolio accounting and administration fees	918
Trustees’ fees*	101
Miscellaneous	27,094
Total liabilities	242,697
Net assets	$9,893,176

Net assets consist of:
Paid in capital	$10,254,117
Total distributable earnings (loss)	(360,941)
Net assets	$9,893,176
Capital shares outstanding	123,691
Net asset value per share	$79.98

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$15,230
Dividends from securities of affiliated issuers	62,055
Interest	277,113
Income from securities lending, net	668
Total investment income	355,066

Expenses:
Management fees	54,912
Investor service fees	18,304
Transfer agent fees	17,823
Professional fees	12,164
Portfolio accounting and administration fees	11,348
Custodian fees	985
Trustees’ fees*	814
Miscellaneous	7,532
Total expenses	123,882
Less:
Expenses reimbursed by Adviser	(3,660)
Expenses waived by Adviser	(1,425)
Total waived/reimbursed expenses	(5,085)
Net expenses	118,797
Net investment income	236,269

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(82)
Swap agreements	705,121
Futures contracts	(273,703)
Net realized gain	431,336
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,105
Investments in affiliated issuers	17,218
Swap agreements	(251,248)
Futures contracts	(202,262)
Net change in unrealized appreciation (depreciation)	(434,187)
Net realized and unrealized loss	(2,851)
Net increase in net assets resulting from operations	$233,418

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

244 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$236,269	$180,099
Net realized gain on investments	431,336	176,251
Net change in unrealized appreciation (depreciation) on investments	(434,187)	371,149
Net increase in net assets resulting from operations	233,418	727,499

Distributions to shareholders	(386,203)	(188,051)

Capital share transactions:
Proceeds from sale of shares	56,196,121	41,145,986
Distributions reinvested	386,203	188,051
Cost of shares redeemed	(55,925,480)	(36,906,153)
Net increase from capital share transactions	656,844	4,427,884
Net increase in net assets	504,059	4,967,332

Net assets:
Beginning of year	9,389,117	4,421,785
End of year	$9,893,176	$9,389,117

Capital share activity:
Shares sold	704,039	556,228
Shares issued from reinvestment of distributions	4,961	2,541
Shares redeemed	(704,478)	(501,754)
Net increase in shares	4,522	57,015

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 245

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$78.79	$71.14	$81.84	$80.49	$86.60
Income (loss) from investment operations:
Net investment income (loss)[a]	2.57	2.29	.51	(.35)	(.20)
Net gain (loss) on investments (realized and unrealized)	2.57 [e]	6.68	(9.94)	1.70	(.60)
Total from investment operations	5.14	8.97	(9.43)	1.35	(.80)
Less distributions from:
Net investment income	(3.95)	(1.32)	(1.27)	—	(4.92)
Net realized gains	—	—	—	—	(.39)
Total distributions	(3.95)	(1.32)	(1.27)	—	(5.31)
Net asset value, end of period	$79.98	$78.79	$71.14	$81.84	$80.49

Total Return[b]	6.68%	12.69%	(11.48%)	1.68%	(0.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,893	$9,389	$4,422	$5,286	$10,775
Ratios to average net assets:
Net investment income (loss)	3.23%	3.10%	0.70%	(0.44%)	(0.25%)
Total expenses[c]	1.69%	1.70%	1.66%	1.60%	1.72%
Net expenses[d]	1.62%	1.66%	1.61%	1.54%	1.67%
Portfolio turnover rate	—	—	111%	117%	460%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

246 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 47.4%

Consumer, Non-cyclical - 16.4%
Novo Nordisk A/S ADR	454	$39,053
Nestle S.A. ADR	372	30,392
AstraZeneca plc ADR	436	28,567
Roche Holding AG ADR[1]	797	27,799
Novartis AG ADR	281	27,344
Unilever plc ADR	356	20,185
Sanofi S.A. ADR	326	15,723
RELX plc ADR	270	12,263
L’Oreal S.A. ADR	171	12,040
EssilorLuxottica S.A. ADR	88	10,619
GSK plc ADR	301	10,180
British American Tobacco plc ADR	280	10,170
Diageo plc ADR	79	10,044
Anheuser-Busch InBev S.A. ADR	145	7,260
Total Consumer, Non-cyclical		261,639

Financial - 8.8%
HSBC Holdings plc ADR[1]	508	25,126
Allianz SE ADR[1]	555	16,950
UBS Group AG	425	12,886
Zurich Insurance Group AG ADR	414	12,291
London Stock Exchange Group plc ADR	287	10,243
Banco Santander S.A. ADR	2,195	10,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	948	9,499
BNP Paribas S.A. ADR	303	9,302
AXA S.A. ADR	261	9,286
UniCredit SpA ADR[1]	439	8,771
Intesa Sanpaolo SpA ADR	345	8,332
ING Groep N.V. ADR	458	7,177
Total Financial		139,872

Industrial - 5.4%
Siemens AG ADR[1]	213	20,593
Schneider Electric SE ADR	406	20,154
Airbus SE ADR	334	13,305
ABB Ltd. ADR	226	12,138
Safran S.A. ADR	214	11,663
Vinci S.A. ADR	334	8,573
Total Industrial		86,426

Technology - 4.7%
ASML Holding N.V. — Class G	56	38,813
SAP SE ADR	144	35,454
Total Technology		74,267

Energy - 3.5%
Shell plc ADR	436	27,315
TotalEnergies SE ADR	320	17,440
BP plc ADR	396	11,706
Total Energy		56,461

Consumer, Cyclical - 3.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	180	23,524
Hermes International SCA ADR	50	11,952
Cie Financiere Richemont S.A. ADR[1]	765	11,613
Mercedes-Benz Group AG ADR	393	5,431
Total Consumer, Cyclical		52,520

Basic Materials - 2.1%
Air Liquide S.A. ADR	409	13,190
Rio Tinto plc ADR	152	8,939
Glencore plc ADR	710	6,198
BASF SE ADR	505	5,506
Total Basic Materials		33,833

Utilities - 1.7%
Iberdrola S.A. ADR	206	11,359
National Grid plc ADR	144	8,557
Enel SpA ADR[1]	1,105	7,823
Total Utilities		27,739

Communications - 1.5%
Deutsche Telekom AG ADR	507	15,134
Prosus N.V. ADR	1,037	8,234
Total Communications		23,368

Total Common Stocks
(Cost $586,603)		756,125

MUTUAL FUNDS† - 25.8%
Guggenheim Strategy Fund II2	9,255	229,991
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	181,161
Total Mutual Funds
(Cost $407,812)		411,152

	Face Amount
U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
4.21% due 01/16/25[3,4]	$134,000	133,779
Total U.S. Treasury Bills
(Cost $133,758)		133,779

REPURCHASE AGREEMENTS††,5 - 18.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	169,139	169,139
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	132,950	132,950
Total Repurchase Agreements
(Cost $302,089)		302,089

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 247

SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 5.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	85,280	$85,280
Total Securities Lending Collateral
(Cost $85,280)		85,280

Total Investments - 105.8%
(Cost $1,515,542)		$1,688,425
Other Assets & Liabilities, net - (5.8)%		(92,368)
Total Net Assets - 100.0%		$1,596,057

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	10	Mar 2025	$1,299,062	$(22,213)
Equity Futures Contracts Purchased††
STOXX 50 Index Futures Contracts	29	Mar 2025	1,283,798	(36,446)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

248 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$756,125	$—	$—	$756,125
Mutual Funds	411,152	—	—	411,152
U.S. Treasury Bills	—	133,779	—	133,779
Repurchase Agreements	—	302,089	—	302,089
Securities Lending Collateral	85,280	—	—	85,280
Total Assets	$1,252,557	$435,868	$—	$1,688,425

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$—	$36,446	$—	$36,446
Currency Futures Contracts**	22,213	—	—	22,213
Total Liabilities	$22,213	$36,446	$—	$58,659

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$226,751	$—	$—	$—	$3,240	$229,991	9,255	$13,069
Guggenheim Ultra Short Duration Fund — Institutional Class	178,266	—	—	—	2,895	181,161	18,098	9,332
	$405,017	$—	$—	$—	$6,135	$411,152		$22,401

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 249

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $82,740 of securities loaned (cost $805,641)	$975,184
Investments in affiliated issuers, at value (cost $407,812)	411,152
Repurchase agreements, at value (cost $302,089)	302,089
Receivables:
Foreign tax reclaims	8,508
Dividends	2,830
Securities lending income	266
Due from Adviser	62
Interest	37
Total assets	1,700,128

Liabilities:
Overdraft due to custodian bank	221
Payable for:
Return of securities lending collateral	85,280
Variation margin on futures contracts	8,602
Fund shares redeemed	1,994
Management fees	1,213
Transfer agent fees	972
Investor service fees	347
Trustees’ fees*	15
Miscellaneous	5,427
Total liabilities	104,071
Net assets	$1,596,057

Net assets consist of:
Paid in capital	$1,996,091
Total distributable earnings (loss)	(400,034)
Net assets	$1,596,057
Capital shares outstanding	13,457
Net asset value per share	$118.60

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $3,989)	$26,147
Dividends from securities of affiliated issuers	22,401
Interest	45,845
Income from securities lending, net	2,817
Other income	26
Total investment income	97,236

Expenses:
Management fees	20,351
Investor service fees	5,653
Transfer agent fees	5,636
Professional fees	3,815
Portfolio accounting and administration fees	3,505
Custodian fees	638
Trustees’ fees*	262
Miscellaneous	2,502
Total expenses	42,362
Less:
Expenses reimbursed by Adviser	(3,202)
Expenses waived by Adviser	(450)
Total waived/reimbursed expenses	(3,652)
Net expenses	38,710
Net investment income	58,526

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	107,562
Futures contracts	141,777
Foreign currency transactions	1,140
Net realized gain	250,479
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(61,783)
Investments in affiliated issuers	6,135
Futures contracts	(103,360)
Foreign currency translations	20
Net change in unrealized appreciation (depreciation)	(158,988)
Net realized and unrealized gain	91,491
Net increase in net assets resulting from operations	$150,017

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

250 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$58,526	$119,615
Net realized gain on investments	250,479	206,613
Net change in unrealized appreciation (depreciation) on investments	(158,988)	266,559
Net increase in net assets resulting from operations	150,017	592,787

Distributions to shareholders	(119,505)	(11,417)

Capital share transactions:
Proceeds from sale of shares	49,909,404	45,985,057
Distributions reinvested	119,505	11,417
Cost of shares redeemed	(50,613,899)	(47,162,132)
Net decrease from capital share transactions	(584,990)	(1,165,658)
Net decrease in net assets	(554,478)	(584,288)

Net assets:
Beginning of year	2,150,535	2,734,823
End of year	$1,596,057	$2,150,535

Capital share activity:
Shares sold	374,532	372,415
Shares issued from reinvestment of distributions	894	89
Shares redeemed	(378,462)	(381,121)
Net decrease in shares	(3,036)	(8,617)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 251

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$130.39	$108.91	$125.31	$105.80	$107.35
Income (loss) from investment operations:
Net investment income (loss)[a]	3.47	3.29	.57	(.92)	(.63)
Net gain (loss) on investments (realized and unrealized)	(6.41)[e]	18.59	(16.97)	20.70	.73 [e]
Total from investment operations	(2.94)	21.88	(16.40)	19.78	.10
Less distributions from:
Net investment income	(8.85)	(.40)	—	(.27)	(1.65)
Total distributions	(8.85)	(.40)	—	(.27)	(1.65)
Net asset value, end of period	$118.60	$130.39	$108.91	$125.31	$105.80

Total Return[b]	(3.00%)	20.09%	(13.07%)	18.71%	0.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,596	$2,151	$2,735	$1,974	$2,523
Ratios to average net assets:
Net investment income (loss)	2.59%	2.68%	0.53%	(0.78%)	(0.67%)
Total expenses[c]	1.87%	1.90%	1.88%	1.80%	1.91%
Net expenses[d]	1.71%	1.83%	1.78%	1.71%	1.86%
Portfolio turnover rate	1,237%	725%	70%	374%	212%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

252 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 53.5%
U.S. Treasury Bills
4.21% due 01/16/25[1,2]	$559,000	$558,079
4.52% due 01/09/25[2]	100,000	99,918
Total U.S. Treasury Bills
(Cost $657,892)		657,997

FEDERAL AGENCY NOTES†† - 17.9%
Federal Farm Credit Bank
4.50% due 01/10/25	120,000	119,999
Freddie Mac
0.38% due 01/29/25	100,000	99,696
Total Federal Agency Notes
(Cost $219,687)		219,695

FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Fannie Mae
4.18% due 01/02/25[2]	100,000	99,989
Farmer Mac
4.25% due 01/17/25[2]	100,000	99,811
Total Federal Agency Discount Notes
(Cost $199,800)		199,800

REPURCHASE AGREEMENTS††,3 - 13.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	92,398	92,398
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	72,628	72,628
Total Repurchase Agreements
(Cost $165,026)		165,026

Total Investments - 101.0%
(Cost $1,242,405)		$1,242,518
Other Assets & Liabilities, net - (1.0)%		(12,227)
Total Net Assets - 100.0%		$1,230,291

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	12	Mar 2025	$2,368,800	$2,985
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	30	Mar 2025	2,403,188	(81,631)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$657,997	$—	$657,997
Federal Agency Notes	—	219,695	—	219,695
Federal Agency Discount Notes	—	199,800	—	199,800
Repurchase Agreements	—	165,026	—	165,026
Equity Futures Contracts**	2,985	—	—	2,985
Total Assets	$2,985	$1,242,518	$—	$1,245,503

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$81,631	$—	$—	$81,631

**	This derivative is reported as unrealized appreciation/depreciation at period end.

254 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $1,077,379)	$1,077,492
Repurchase agreements, at value (cost $165,026)	165,026
Receivables:
Interest	2,744
Total assets	1,245,262

Liabilities:
Payable for:
Variation margin on futures contracts	7,294
Fund shares redeemed	2,628
Professional fees	1,919
Management fees	800
Transfer agent fees	616
Investor service fees	267
Portfolio accounting and administration fees	112
Trustees’ fees*	12
Miscellaneous	1,323
Total liabilities	14,971
Net assets	$1,230,291

Net assets consist of:
Paid in capital	$3,195,147
Total distributable earnings (loss)	(1,964,856)
Net assets	$1,230,291
Capital shares outstanding	16,164
Net asset value per share	$76.11

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Interest	$83,249
Total investment income	83,249

Expenses:
Management fees	11,939
Investor service fees	3,980
Transfer agent fees	3,984
Portfolio accounting and administration fees	2,467
Professional fees	2,445
Custodian fees	217
Trustees’ fees*	193
Miscellaneous	1,512
Total expenses	26,737
Less:
Expenses reimbursed by Adviser	(796)
Net expenses	25,941
Net investment income	57,308

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26
Futures contracts	123,628
Net realized gain	123,654
Net change in unrealized appreciation (depreciation) on:
Investments	19
Futures contracts	(164,777)
Net change in unrealized appreciation (depreciation)	(164,758)
Net realized and unrealized loss	(41,104)
Net increase in net assets resulting from operations	$16,204

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 255

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$57,308	$55,630
Net realized gain on investments	123,654	112,812
Net change in unrealized appreciation (depreciation) on investments	(164,758)	131,540
Net increase in net assets resulting from operations	16,204	299,982

Distributions to shareholders	(55,630)	(1,317)

Capital share transactions:
Proceeds from sale of shares	6,355,304	9,093,882
Distributions reinvested	55,630	1,317
Cost of shares redeemed	(6,628,901)	(8,835,567)
Net increase (decrease) from capital share transactions	(217,967)	259,632
Net increase (decrease) in net assets	(257,393)	558,297

Net assets:
Beginning of year	1,487,684	929,387
End of year	$1,230,291	$1,487,684

Capital share activity:
Shares sold	73,835	129,373
Shares issued from reinvestment of distributions	669	16
Shares redeemed	(77,401)	(126,335)
Net increase (decrease) in shares	(2,897)	3,054

256 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$78.05	$58.06	$101.86	$118.59	$85.35
Income (loss) from investment operations:
Net investment income (loss)[a]	3.05	2.39	.07	(1.11)	(.65)
Net gain (loss) on investments (realized and unrealized)	(2.01)	17.63	(43.87)	(15.62)	34.73
Total from investment operations	1.04	20.02	(43.80)	(16.73)	34.08
Less distributions from:
Net investment income	(2.98)	(.03)	—	—	(.84)
Total distributions	(2.98)	(.03)	—	—	(.84)
Net asset value, end of period	$76.11	$78.05	$58.06	$101.86	$118.59

Total Return[b]	1.01%	34.46%	(43.00%)	(14.11%)	40.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,230	$1,488	$929	$1,783	$2,993
Ratios to average net assets:
Net investment income (loss)	3.60%	3.38%	0.10%	(0.97%)	(0.82%)
Total expenses[c]	1.68%	1.70%	1.67%	1.59%	1.72%
Net expenses[d]	1.63%	1.69%	1.63%	1.53%	1.67%
Portfolio turnover rate	—	—	—	41%	199%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 257

SCHEDULE OF INVESTMENTS	December 31, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 23.3%
Federal Home Loan Bank
4.26% due 01/23/25[1]	$300,000	$299,220
4.50% due 01/02/25[1]	100,000	99,988
Fannie Mae
4.18% due 01/02/25[1]	300,000	299,965
Farmer Mac
4.25% due 01/17/25[1]	300,000	299,433
Total Federal Agency Discount Notes
(Cost $998,606)		998,606

U.S. TREASURY BILLS†† - 13.8%
U.S. Treasury Bills
4.18% due 01/07/25[1]	300,000	299,830
4.19% due 01/14/25[1]	200,000	199,720
4.21% due 01/16/25[1,2]	93,000	92,847
Total U.S. Treasury Bills
(Cost $592,321)		592,397

REPURCHASE AGREEMENTS††,3 - 60.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	1,456,961	1,456,961
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	1,145,230	1,145,230
Total Repurchase Agreements
(Cost $2,602,191)		2,602,191

Total Investments - 97.8%
(Cost $4,193,118)		$4,193,194
Other Assets & Liabilities, net - 2.2%		94,502
Total Net Assets - 100.0%		$4,287,696

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	68	Mar 2025	$7,362,020	$124,747

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/21/25	11,075	$1,198,182	$20,331

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2024.

See Sector Classification in Other Information section.

258 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$998,606	$—	$998,606
U.S. Treasury Bills	—	592,397	—	592,397
Repurchase Agreements	—	2,602,191	—	2,602,191
Currency Futures Contracts**	124,747	—	—	124,747
Currency Index Swap Agreements**	—	20,331	—	20,331
Total Assets	$124,747	$4,213,525	$—	$4,338,272

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 259

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $1,590,927)	$1,591,003
Repurchase agreements, at value (cost $2,602,191)	2,602,191
Cash	59,064
Segregated cash with broker	22,423
Unrealized appreciation on OTC swap agreements	20,331
Receivables:
Variation margin on futures contracts	22,576
Interest	321
Total assets	4,317,909

Liabilities:
Payable for:
Professional fees	7,995
Licensing fees	4,179
Management fees	4,053
Swap settlement	2,504
Fund shares redeemed	2,272
Printing fees	2,119
Transfer agent fees	1,782
Investor service fees	1,126
Portfolio accounting and administration fees	248
Trustees’ fees*	52
Miscellaneous	3,883
Total liabilities	30,213
Net assets	$4,287,696

Net assets consist of:
Paid in capital	$4,844,772
Total distributable earnings (loss)	(557,076)
Net assets	$4,287,696
Capital shares outstanding	80,165
Net asset value per share	$53.49

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Interest	$151,357
Total investment income	151,357

Expenses:
Management fees	26,643
Investor service fees	7,401
Transfer agent fees	6,808
Licensing fees	8,369
Professional fees	8,268
Portfolio accounting and administration fees	4,589
Custodian fees	386
Trustees’ fees*	234
Miscellaneous	288
Total expenses	62,986
Less:
Expenses reimbursed by Adviser	(2,960)
Net expenses	60,026
Net investment income	91,331

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5
Swap agreements	32,580
Futures contracts	157,845
Net realized gain	190,430
Net change in unrealized appreciation (depreciation) on:
Investments	32
Swap agreements	19,092
Futures contracts	122,144
Net change in unrealized appreciation (depreciation)	141,268
Net realized and unrealized gain	331,698
Net increase in net assets resulting from operations	$423,029

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

260 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$91,331	$94,410
Net realized gain (loss) on investments	190,430	(131,077)
Net change in unrealized appreciation (depreciation) on investments	141,268	21,308
Net increase (decrease) in net assets resulting from operations	423,029	(15,359)

Distributions to shareholders	(94,410)	(6,475)

Capital share transactions:
Proceeds from sale of shares	181,861,514	19,309,766
Distributions reinvested	94,410	6,475
Cost of shares redeemed	(179,407,309)	(21,456,980)
Net increase (decrease) from capital share transactions	2,548,615	(2,140,739)
Net increase (decrease) in net assets	2,877,234	(2,162,573)

Net assets:
Beginning of year	1,410,462	3,573,035
End of year	$4,287,696	$1,410,462

Capital share activity:
Shares sold	3,818,487	419,238
Shares issued from reinvestment of distributions	1,959	151
Shares redeemed	(3,771,236)	(467,545)
Net increase (decrease) in shares	49,210	(48,156)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 261

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$45.56	$45.16	$39.05	$35.15	$41.21
Income (loss) from investment operations:
Net investment income (loss)[a]	1.50	1.44	.06	(.49)	(.43)
Net gain (loss) on investments (realized and unrealized)	7.93	(.92)	6.05	4.39	(5.32)
Total from investment operations	9.43	.52	6.11	3.90	(5.75)
Less distributions from:
Net investment income	(1.50)	(.12)	—	—	(.31)
Total distributions	(1.50)	(.12)	—	—	(.31)
Net asset value, end of period	$53.49	$45.56	$45.16	$39.05	$35.15

Total Return[b]	21.01%	1.18%	15.65%	11.10%	(14.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,288	$1,410	$3,573	$4,004	$1,556
Ratios to average net assets:
Net investment income (loss)	3.09%	3.13%	0.13%	(1.32%)	(1.05%)
Total expenses[c]	2.13%	1.99%	1.96%	1.99%	2.02%
Net expenses[d]	2.03%	1.92%	1.89%	1.90%	1.96%
Portfolio turnover rate	—	—	—	131%	103%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

262 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 23.7%
Fannie Mae
4.17% due 01/02/25[1]	$50,000	$49,994
Farmer Mac
4.25% due 01/17/25[1]	50,000	49,906
Total Federal Agency Discount Notes
(Cost $99,900)		99,900

FEDERAL AGENCY NOTES†† - 22.5%
Freddie Mac
0.38% due 01/29/25	55,000	54,833
Federal Farm Credit Bank
4.50% (U.S. Prime Rate - 3.00%, Rate Floor: 0.00%) due 01/24/25◊	40,000	40,001
Total Federal Agency Notes
(Cost $94,834)		94,834

U.S. TREASURY BILLS†† - 14.9%
U.S. Treasury Bills
4.18% due 01/07/25[1]	50,000	49,971
4.21% due 01/16/25[1,2]	13,000	12,979
Total U.S. Treasury Bills
(Cost $62,941)		62,950

REPURCHASE AGREEMENTS††,3 - 40.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	94,903	94,903
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	74,597	74,597
Total Repurchase Agreements
(Cost $169,500)		169,500

Total Investments - 101.3%
(Cost $427,175)		$427,184
Other Assets & Liabilities, net - (1.3)%		(5,275)
Total Net Assets - 100.0%		$421,909

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	7	Mar 2025	$757,855	$(11,214)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/21/25	815	$88,203	$(1,164)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2024.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 263

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$99,900	$—	$99,900
Federal Agency Notes	—	94,834	—	94,834
U.S. Treasury Bills	—	62,950	—	62,950
Repurchase Agreements	—	169,500	—	169,500
Total Assets	$—	$427,184	$—	$427,184

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$11,214	$—	$—	$11,214
Currency Index Swap Agreements**	—	1,164	—	1,164
Total Liabilities	$11,214	$1,164	$—	$12,378

**	This derivative is reported as unrealized appreciation/depreciation at period end.

264 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $257,675)	$257,684
Repurchase agreements, at value (cost $169,500)	169,500
Receivables:
Fund shares sold	2,041
Swap settlement	1,377
Interest	474
Total assets	431,076

Liabilities:
Unrealized depreciation on OTC swap agreements	1,164
Payable for:
Variation margin on futures contracts	2,324
Licensing fees	1,631
Management fees	609
Transfer agent fees	596
Investor service fees	169
Portfolio accounting and administration fees	37
Fund shares redeemed	20
Trustees’ fees*	10
Miscellaneous	2,607
Total liabilities	9,167
Net assets	$421,909

Net assets consist of:
Paid in capital	$2,502,635
Total distributable earnings (loss)	(2,080,726)
Net assets	$421,909
Capital shares outstanding†	3,893
Net asset value per share†	$108.38

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Interest	$67,542
Total investment income	67,542

Expenses:
Management fees	11,617
Investor service fees	3,227
Transfer agent fees	2,950
Licensing fees	3,515
Portfolio accounting and administration fees	2,000
Professional fees	1,201
Custodian fees	168
Trustees’ fees*	97
Miscellaneous	2,321
Total expenses	27,096
Less:
Expenses reimbursed by Adviser	(1,291)
Net expenses	25,805
Net investment income	41,737

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(66,792)
Futures contracts	(318,167)
Net realized loss	(384,959)
Net change in unrealized appreciation (depreciation) on:
Investments	(8)
Swap agreements	(2,605)
Futures contracts	(34,008)
Net change in unrealized appreciation (depreciation)	(36,621)
Net realized and unrealized loss	(421,580)
Net decrease in net assets resulting from operations	$(379,843)

†

Reverse share split — The shares outstanding and net asset value per share have been restated to reflect a 1:3 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 265

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$41,737	$35,982
Net realized loss on investments	(384,959)	(85,100)
Net change in unrealized appreciation (depreciation) on investments	(36,621)	19,832
Net decrease in net assets resulting from operations	(379,843)	(29,286)

Distributions to shareholders	(35,982)	(602)

Capital share transactions:
Proceeds from sale of shares	116,864,374	7,045,169
Distributions reinvested	35,982	602
Cost of shares redeemed	(116,683,594)	(7,801,393)
Net increase (decrease) from capital share transactions	216,762	(755,622)
Net decrease in net assets	(199,063)	(785,510)

Net assets:
Beginning of year	620,972	1,406,482
End of year	$421,909	$620,972

Capital share activity*:
Shares sold	964,297	53,732
Shares issued from reinvestment of distributions	305	4
Shares redeemed	(965,389)	(59,951)
Net decrease in shares	(787)	(6,215)

*

Reverse share split — Capital share activity for the years ended December 31, 2024 and 2023 have been restated to reflect a 1:3 reverse share split effective February 18, 2025. See Note 13 in the Notes to Financial Statements.

266 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024[e]	Year Ended December 31, 2023 [e]	Year Ended December 31, 2022 [e]	Year Ended December 31, 2021 [e]	Year Ended December 31, 2020 [e]
Per Share Data
Net asset value, beginning of period	$132.68	$129.09	$158.35	$184.09	$168.50
Income (loss) from investment operations:
Net investment income (loss)[a]	3.96	3.81	.15	(2.49)	(2.28)
Net gain (loss) on investments (realized and unrealized)	(20.88)	(.10)	(29.41)	(23.25)	18.59
Total from investment operations	(16.92)	3.71	(29.26)	(25.74)	16.31
Less distributions from:
Net investment income	(7.38)	(.12)	—	—	(.72)
Total distributions	(7.38)	(.12)	—	—	(.72)
Net asset value, end of period	$108.38	$132.68	$129.09	$158.35	$184.09

Total Return[b]	(13.21%)	2.85%	(18.47%)	(13.98%)	9.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$422	$621	$1,406	$693	$2,332
Ratios to average net assets:
Net investment income (loss)	3.23%	2.96%	0.12%	(1.43%)	(1.35%)
Total expenses[c]	2.10%	1.97%	1.93%	2.00%	2.00%
Net expenses[d]	2.00%	1.91%	1.85%	1.93%	1.96%
Portfolio turnover rate	—	—	—	93%	129%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expense of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

Reverse share split — Per share amounts for the years presented through December 31, 2024 have been restated to reflect a 1:3 reverse share split effective February 18, 2025 — See Note 13 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 267

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2024
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 27.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	143,351	$1,434,948
Guggenheim Strategy Fund II1	57,080	1,418,428
Total Mutual Funds
(Cost $2,848,443)		2,853,376

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.6%
Fannie Mae
4.18% due 01/02/25[2]	$500,000	499,942
Federal Home Loan Bank
4.50% due 01/02/25[2]	500,000	499,938
Farmer Mac
4.25% due 01/17/25[2]	400,000	399,244
Total Federal Agency Discount Notes
(Cost $1,399,124)		1,399,124

U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
4.52% due 01/09/25[2]	500,000	499,591
4.21% due 01/16/25[2,3]	200,000	199,670
Total U.S. Treasury Bills
(Cost $699,138)		699,261

REPURCHASE AGREEMENTS††,4 - 5.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	329,435	329,435
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	258,950	258,950
Total Repurchase Agreements
(Cost $588,385)		588,385

Total Investments - 53.7%
(Cost $5,535,090)		$5,540,146
Other Assets & Liabilities, net - 46.3%		4,770,809
Total Net Assets - 100.0%		$10,310,955

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	75	Jan 2025	$10,317,188	$150,184

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

268 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,853,376	$—	$—	$2,853,376
Federal Agency Discount Notes	—	1,399,124	—	1,399,124
U.S. Treasury Bills	—	699,261	—	699,261
Repurchase Agreements	—	588,385	—	588,385
Commodity Futures Contracts**	150,184	—	—	150,184
Total Assets	$3,003,560	$2,686,770	$—	$5,690,330

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,497,280	$—	$(100,000)	$(767)	$21,915	$1,418,428	57,080	$84,454
Guggenheim Ultra Short Duration Fund — Institutional Class	1,510,315	—	(100,000)	575	24,058	1,434,948	143,351	77,435
	$3,007,595	$—	$(200,000)	$(192)	$45,973	$2,853,376		$161,889

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 269

COMMODITIES STRATEGY FUND

Consolidated STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $2,098,262)	$2,098,385
Investments in affiliated issuers, at value (cost $2,848,443)	2,853,376
Repurchase agreements, at value (cost $588,385)	588,385
Segregated cash with broker	252,874
Receivables:
Fund shares sold	4,503,690
Variation margin on futures contracts	23,541
Dividends	12,358
Interest	72
Other assets	828
Total assets	10,333,509

Liabilities:
Payable for:
Professional fees	8,465
Management fees	3,227
Transfer agent fees	2,740
Printing fees	2,243
Investor service fees	1,174
Fund shares redeemed	929
Portfolio accounting and administration fees	493
Trustees’ fees*	51
Miscellaneous	3,232
Total liabilities	22,554
Net assets	$10,310,955

Net assets consist of:
Paid in capital	$17,271,961
Total distributable earnings (loss)	(6,961,006)
Net assets	$10,310,955
Capital shares outstanding	115,922
Net asset value per share	$88.95

Consolidated STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$161,889
Interest	218,289
Total investment income	380,178

Expenses:
Management fees	62,644
Investor service fees	17,843
Transfer agent fees	17,952
Professional fees	22,870
Portfolio accounting and administration fees	11,062
Custodian fees	1,035
Trustees’ fees*	888
Miscellaneous	2,348
Total expenses	136,642
Less:
Expenses reimbursed by Adviser	(3,569)
Expenses waived by Adviser	(13,121)
Total waived/reimbursed expenses	(16,690)
Net expenses	119,952
Net investment income	260,226

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	152
Investments in affiliated issuers	(192)
Futures contracts	1,247
Net realized gain	1,207
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(50)
Investments in affiliated issuers	45,973
Futures contracts	55,000
Net change in unrealized appreciation (depreciation)	100,923
Net realized and unrealized gain	102,130
Net increase in net assets resulting from operations	$362,356

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

270 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

Consolidated STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$260,226	$347,354
Net realized gain (loss) on investments	1,207	(910,766)
Net change in unrealized appreciation (depreciation) on investments	100,923	(456,342)
Net increase (decrease) in net assets resulting from operations	362,356	(1,019,754)

Distributions to shareholders	(280,887)	(969,331)

Capital share transactions:
Proceeds from sale of shares	36,976,544	14,164,116
Distributions reinvested	280,887	969,331
Cost of shares redeemed	(33,513,980)	(19,109,028)
Net increase (decrease) from capital share transactions	3,743,451	(3,975,581)
Net increase (decrease) in net assets	3,824,920	(5,964,666)

Net assets:
Beginning of year	6,486,035	12,450,701
End of year	$10,310,955	$6,486,035

Capital share activity:
Shares sold	398,849	149,059
Shares issued from reinvestment of distributions	3,144	11,051
Shares redeemed	(361,963)	(206,874)
Net increase (decrease) in shares	40,030	(46,764)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 271

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$85.46	$101.51	$87.09	$62.42	$81.37
Income (loss) from investment operations:
Net investment income (loss)[a]	3.28	3.23	(.17)	(.96)	(.47)
Net gain (loss) on investments (realized and unrealized)	3.84	(9.32)	20.44	25.63	(18.06)
Total from investment operations	7.12	(6.09)	20.27	24.67	(18.53)
Less distributions from:
Net investment income	(3.63)	(9.96)	(5.85)	—	(.42)
Total distributions	(3.63)	(9.96)	(5.85)	—	(.42)
Net asset value, end of period	$88.95	$85.46	$101.51	$87.09	$62.42

Total Return[b]	8.29%	(6.24%)	22.88%	39.52%	(22.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,311	$6,486	$12,451	$8,767	$3,505
Ratios to average net assets:
Net investment income (loss)	3.65%	3.46%	(0.15%)	(1.20%)	(0.82%)
Total expenses[c]	1.91%	1.89%	1.88%	1.86%	1.88%
Net expenses[d]	1.68%	1.68%	1.71%	1.67%	1.69%
Portfolio turnover rate	—	—	—	92%	123%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

272 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 39.5%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,501,336
Guggenheim Strategy Fund III[1]	89,107	2,222,326
Guggenheim Strategy Fund II1	4,552	113,122
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	72,809
Total Mutual Funds
(Cost $4,886,643)		4,909,593

	Face Amount
U.S. TREASURY BILLS†† - 9.0%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	$1,115,000	1,113,163
Total U.S. Treasury Bills
(Cost $1,112,991)		1,113,163

REPURCHASE AGREEMENTS††,4 - 46.0%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	3,202,182	3,202,182
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	2,517,044	2,517,044
Total Repurchase Agreements
(Cost $5,719,226)		5,719,226

Total Investments - 94.5%
(Cost $11,718,860)		$11,741,982
Other Assets & Liabilities, net - 5.5%		688,967
Total Net Assets - 100.0%		$12,430,949

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	4	Mar 2025	$461,800	$72,227
Corn Futures Contracts	15	Mar 2025	344,063	12,358
Brent Crude Futures Contracts	5	Jan 2025	374,150	6,532
Gasoline RBOB Futures Contracts	2	Jan 2025	168,924	4,998
Low Sulphur Gas Oil Futures Contracts	3	Feb 2025	208,125	4,395
Gold 100 oz. Futures Contracts	4	Feb 2025	1,055,160	3,431
Cattle Feeder Futures Contracts	3	Mar 2025	394,800	3,213
LME Primary Aluminum Futures Contracts	3	Feb 2025	191,012	3,116
Sugar #11 Futures Contracts	13	Feb 2025	280,862	2,289
Coffee ‘C’ Futures Contracts	7	Mar 2025	842,231	1,884
Soybean Meal Futures Contracts	5	Mar 2025	158,650	1,714
Lean Hogs Futures Contracts	15	Feb 2025	488,850	(764)
LME Lead Futures Contracts	11	Feb 2025	533,646	(3,655)
LME Zinc Futures Contracts	4	Feb 2025	297,446	(5,357)
Silver Futures Contracts	3	Mar 2025	439,275	(23,641)
			$6,238,994	$82,740
Currency Futures Contracts Purchased†
British Pound Futures Contracts	17	Mar 2025	$1,329,506	$1,039
New Zealand Dollar Futures Contracts	3	Mar 2025	167,970	19
Mexican Peso Futures Contracts	16	Mar 2025	378,800	(6,019)
			$1,876,276	$(4,961)
Interest Rate Futures Contracts Purchased††
Canadian Government 10 Year Bond Futures Contracts	14	Mar 2025	$1,194,971	$3,074
Euro - Bobl Futures Contracts	3	Mar 2025	365,434	(296)
Euro - Schatz Futures Contracts	74	Mar 2025	8,202,031	(10,056)
			$9,762,436	$(7,278)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 273

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
FTSE Taiwan Index Futures Contracts	9	Jan 2025	$686,970	$4,904
Nikkei 225 (OSE) Index Futures Contracts††	4	Mar 2025	1,004,005	3,413
Tokyo Stock Price Index Futures Contracts††	2	Mar 2025	350,436	1,381
Nikkei 225 (CME) Index Futures Contracts	1	Mar 2025	197,400	447
IBEX 35 Index Futures Contracts††	1	Jan 2025	119,357	144
Russell 2000 Index Mini Futures Contracts	1	Mar 2025	112,475	(469)
FTSE/JSE TOP 40 Index Futures Contracts††	5	Mar 2025	202,436	(1,476)
Dow Jones Industrial Average Index Mini Futures Contracts	4	Mar 2025	857,400	(3,789)
FTSE 100 Index Futures Contracts††	3	Mar 2025	304,533	(5,011)
S&P 500 Index Mini Futures Contracts	6	Mar 2025	1,780,575	(7,998)
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2025	424,420	(9,519)
S&P/TSX 60 IX Index Futures Contracts	7	Mar 2025	1,447,349	(15,513)
DAX Index Futures Contracts††	2	Mar 2025	1,031,926	(36,490)
			$8,519,282	$(69,976)
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	68	Mar 2025	$4,743,000	$64,699
Australian Dollar Futures Contracts	33	Mar 2025	2,042,865	49,595
Euro FX Futures Contracts	8	Mar 2025	1,039,250	22,743
Swiss Franc Futures Contracts	5	Mar 2025	694,312	13,339
Japanese Yen Futures Contracts	19	Mar 2025	1,522,019	10,163
			$10,041,446	$160,539
Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	9	Mar 2025	$1,035,194	$26,593
Australian Government 10 Year Bond Futures Contracts††	13	Mar 2025	902,637	13,877
U.S. Treasury 2 Year Note Futures Contracts	68	Mar 2025	13,982,500	6,685
Euro - Bund Futures Contracts††	11	Mar 2025	1,515,905	4,091
U.S. Treasury Ultra Long Bond Futures Contracts	4	Mar 2025	474,375	3,845
Australian Government 3 Year Bond Futures Contracts††	8	Mar 2025	525,014	156
U.S. Treasury Long Bond Futures Contracts	1	Mar 2025	113,719	(158)
U.S. Treasury 5 Year Note Futures Contracts	2	Mar 2025	212,641	(535)
U.S. Treasury 10 Year Note Futures Contracts	19	Mar 2025	2,065,953	(835)
			$20,827,938	$53,719
Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts††	7	Jan 2025	$529,069	$4,342
Commodity Futures Contracts Sold Short†
LME Nickel Futures Contracts	3	Feb 2025	$274,162	$15,274
Cotton #2 Futures Contracts	3	Mar 2025	102,570	4,163
Copper Futures Contracts	1	Mar 2025	100,588	1,734
Hard Red Winter Wheat Futures Contracts	7	Mar 2025	195,913	(197)
Soybean Oil Futures Contracts	7	Mar 2025	169,806	(532)
Live Cattle Futures Contracts	2	Feb 2025	153,280	(1,046)
Soybean Futures Contracts	8	Mar 2025	404,000	(2,053)
Natural Gas Futures Contracts	4	Jan 2025	145,080	(7,952)
Wheat Futures Contracts	23	Mar 2025	633,650	(10,584)
NY Harbor ULSD Futures Contracts	6	Jan 2025	583,430	(17,549)
			$2,762,479	$(18,742)

274 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,909,593	$—	$—	$4,909,593
U.S. Treasury Bills	—	1,113,163	—	1,113,163
Repurchase Agreements	—	5,719,226	—	5,719,226
Currency Futures Contracts**	161,597	—	—	161,597
Commodity Futures Contracts**	137,328	—	—	137,328
Interest Rate Futures Contracts**	10,530	47,791	—	58,321
Equity Futures Contracts**	5,351	9,280	—	14,631
Total Assets	$5,224,399	$6,889,460	$—	$12,113,859

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$37,288	$42,977	$—	$80,265
Commodity Futures Contracts**	73,330	—	—	73,330
Interest Rate Futures Contracts**	1,528	10,352	—	11,880
Currency Futures Contracts**	6,019	—	—	6,019
Total Liabilities	$118,165	$53,329	$—	$171,494

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 275

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$111,528	$—	$—	$—	$1,594	$113,122	4,552	$6,428
Guggenheim Strategy Fund III	2,187,574	—	—	—	34,752	2,222,326	89,107	120,974
Guggenheim Ultra Short Duration Fund — Institutional Class	71,646	—	—	—	1,163	72,809	7,274	3,751
Guggenheim Variable Insurance Strategy Fund III	3,298,932	—	(850,000)	(1,466)	53,870	2,501,336	100,294	171,032
	$5,669,680	$—	$(850,000)	$(1,466)	$91,379	$4,909,593		$302,185

276 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $1,112,991)	$1,113,163
Investments in affiliated issuers, at value (cost $4,886,643)	4,909,593
Repurchase agreements, at value (cost $5,719,226)	5,719,226
Segregated cash with broker	614,098
Receivables:
Variation margin on futures contracts	114,163
Dividends	21,862
Interest	706
Other assets	1,556
Total assets	12,494,367

Liabilities:
Overdraft due to custodian bank	1,663
Payable for:
Professional Fees	18,510
Fund shares redeemed	10,168
Management fees	9,236
Transfer agent fees	7,224
Investor service fees	2,570
Portfolio accounting and administration fees	1,593
Trustees’ fees*	111
Miscellaneous	12,343
Total liabilities	63,418
Net assets	$12,430,949

Net assets consist of:
Paid in capital	$13,839,392
Total distributable earnings (loss)	(1,408,443)
Net assets	$12,430,949
Capital shares outstanding	751,266
Net asset value per share	$16.55

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of affiliated issuers	$302,185
Interest	429,778
Total investment income	731,963

Expenses:
Management fees	140,336
Investor service fees	34,281
Transfer agent and administrative fees	53,938
Professional fees	37,710
Portfolio accounting and administration fees	21,254
Custodian fees	1,977
Trustees’ fees*	1,795
Miscellaneous	8,027
Total expenses	299,318
Less:
Expenses waived by Adviser	(16,996)
Net expenses	282,322
Net investment income	449,641

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(10)
Investments in affiliated issuers	(1,466)
Futures contracts	(506,040)
Foreign currency transactions	3,780
Net realized loss	(503,736)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(144)
Investments in affiliated issuers	91,379
Futures contracts	(66,520)
Foreign currency translations	128
Net change in unrealized appreciation (depreciation)	24,843
Net realized and unrealized loss	(478,893)
Net decrease in net assets resulting from operations	$(29,252)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 277

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$449,641	$531,216
Net realized gain (loss) on investments	(503,736)	376,097
Net change in unrealized appreciation (depreciation) on investments	24,843	(352,385)
Net increase (decrease) in net assets resulting from operations	(29,252)	554,928

Distributions to shareholders	(584,520)	(996,811)

Capital share transactions:
Proceeds from sale of shares	4,775,241	7,635,530
Distributions reinvested	584,520	996,811
Cost of shares redeemed	(6,813,958)	(14,732,753)
Net decrease from capital share transactions	(1,454,197)	(6,100,412)
Net decrease in net assets	(2,067,969)	(6,542,295)

Net assets:
Beginning of year	14,498,918	21,041,213
End of year	$12,430,949	$14,498,918

Capital share activity:
Shares sold	269,130	433,575
Shares issued from reinvestment of distributions	33,787	58,498
Shares redeemed	(396,186)	(844,203)
Net decrease in shares	(93,269)	(352,130)

278 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$17.17	$17.58	$16.24	$16.32	$16.64
Income (loss) from investment operations:
Net investment income (loss)[a]	.57	.54	.06	(.15)	(.09)
Net gain (loss) on investments (realized and unrealized)	(.47)	.11	1.80	.29	.51
Total from investment operations	.10	.65	1.86	.14	.42
Less distributions from:
Net investment income	(.47)	(.65)	(.43)	—	(.65)
Net realized gains	(.25)	(.41)	(.09)	(.22)	(.09)
Total distributions	(.72)	(1.06)	(.52)	(.22)	(.74)
Net asset value, end of period	$16.55	$17.17	$17.58	$16.24	$16.32

Total Return[b]	0.37%	3.80%	11.28%	0.82%	2.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,431	$14,499	$21,041	$10,671	$13,593
Ratios to average net assets:
Net investment income (loss)	3.28%	3.08%	0.36%	(0.87%)	(0.55%)
Total expenses[c]	2.18%	2.14%	1.96%	1.81%	1.80%
Net expenses[d]	2.06%	2.00%	1.85%	1.69%	1.72%
Portfolio turnover rate	—	—	—	2%	2%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 279

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 32.0%

Financial - 6.2%
Heartland Financial USA, Inc.[1]	10,762	$659,764
Discover Financial Services[1]	2,595	449,532
First Bancshares, Inc.[1]	6,885	240,975
Premier Financial Corp.[1]	9,006	230,284
Enstar Group Ltd.*,1	703	226,401
Independent Bank Group, Inc.	2,604	157,985
Sandy Spring Bancorp, Inc.	3,336	112,457
Total Financial		2,077,398

Consumer, Non-cyclical - 6.0%
Surmodics, Inc.*	10,987	435,085
Amedisys, Inc.*,1	4,344	394,392
Avid Bioservices, Inc.*,1	24,143	298,166
Patterson Companies, Inc.	8,892	274,407
Kellanova[1]	2,755	223,072
Cross Country Healthcare, Inc.*	10,771	195,602
Revance Therapeutics, Inc.*	57,356	174,362
Total Consumer, Non-cyclical		1,995,086

Communications - 4.5%
Juniper Networks, Inc.[1]	14,233	533,026
Endeavor Group Holdings, Inc. — Class A1,2	12,499	391,094
Infinera Corp.*,1	55,778	366,462
Frontier Communications Parent, Inc.*	3,064	106,321
Interpublic Group of Companies, Inc.	3,104	86,974
Total Communications		1,483,877

Industrial - 4.1%
Summit Materials, Inc. — Class A*	7,216	365,130
Spirit AeroSystems Holdings, Inc. — Class A*,1	10,192	347,344
Pactiv Evergreen, Inc.	15,690	274,104
Barnes Group, Inc.	4,597	217,254
Berry Global Group, Inc.	2,687	173,768
Total Industrial		1,377,600

Technology - 3.8%
HashiCorp, Inc. — Class A*,1	16,300	557,623
Altair Engineering, Inc. — Class A*	2,646	288,705
ANSYS, Inc.*,1	709	239,167
PlayAGS, Inc.*,1	16,147	186,175
Total Technology		1,271,670

Energy - 3.1%
Hess Corp.[1]	4,023	535,099
ChampionX Corp.	14,837	403,418
Arch Resources, Inc.	746	105,350
Total Energy		1,043,867

Consumer, Cyclical - 1.9%
Everi Holdings, Inc.*,1	26,649	360,028
Bally’s Corp.*	15,390	275,327
Total Consumer, Cyclical		635,355

Basic Materials - 1.3%
Arcadium Lithium plc*,1	38,611	198,074
SilverCrest Metals, Inc.*	15,248	138,757
Universal Stainless & Alloy Products, Inc.*	2,453	108,006
Total Basic Materials		444,837

Utilities - 1.1%
ALLETE, Inc.[1]	5,779	374,479

Total Common Stocks
(Cost $10,569,576)		10,704,169

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	5,897	—
Johnson & Johnson*, †††	1,553	—
Novartis AG*, †††	4,974	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $1,940)		—

EXCHANGE-TRADED FUNDS† - 0.0%
Tortoise Power And Energy Infrastructure Fund	2	36
Total Exchange-Traded Funds
(Cost $—)		36

MUTUAL FUNDS† - 20.5%
Guggenheim Strategy Fund III[3]	99,249	2,475,267
Guggenheim Variable Insurance Strategy Fund III[3]	86,555	2,158,683
Guggenheim Strategy Fund II3	67,185	1,669,543
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	54,685	547,395
Total Mutual Funds
(Cost $6,865,317)		6,850,888

CLOSED-END MUTUAL FUNDS***,† - 5.5%
Allspring Global Dividend Opportunity Fund	11,597	57,639
General American Investors Company, Inc.	1,123	57,284
abrdn Emerging Markets Equity Income Fund, Inc.	10,917	56,659
Ellsworth Growth and Income Fund Ltd.	5,796	56,163
Clough Global Equity Fund	8,425	56,111
BlackRock Municipal 2030 Target Term Trust	2,695	55,490
SRH Total Return Fund, Inc.	3,452	55,301
Nuveen Dow 30sm Dynamic Overwrite Fund	3,667	55,225
Royce Small-Capital Trust, Inc.	3,469	54,810
Royce Micro-Capital Trust, Inc.	5,596	54,561
Gabelli Dividend & Income Trust	2,257	54,507
Tri-Continental Corp.	1,675	53,081
Western Asset Inflation-Linked Opportunities & Income Fund	6,045	49,992
Bancroft Fund Ltd.	2,516	44,558

280 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
BNY Mellon Strategic Municipal Bond Fund, Inc.	7,167	$41,640
Sprott Focus Trust, Inc.	5,507	40,256
Federated Hermes Premier Municipal Income Fund	3,417	37,280
PIMCO New York Municipal Income Fund II	5,127	36,709
BlackRock New York Municipal Income Trust	3,371	34,351
Virtus Total Return Fund, Inc.	5,739	33,631
Allspring Utilities and High Income Fund	3,083	33,050
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,964	30,677
Gabelli Healthcare & WellnessRx Trust	3,062	29,518
Voya Emerging Markets High Dividend Equity Fund	5,745	28,782
abrdn Australia Equity Fund, Inc.	6,695	28,053
Voya Asia Pacific High Dividend Equity Income Fund	4,576	27,731
abrdn Japan Equity Fund, Inc.	4,529	26,042
Swiss Helvetia Fund, Inc.	3,420	25,616
Templeton Emerging Markets Fund/United States	2,137	25,537
Adams Diversified Equity Fund, Inc.	1,217	24,583
BlackRock Enhanced Global Dividend Trust	2,082	22,423
BlackRock Enhanced International Dividend Trust	4,098	21,760
Nuveen NASDAQ 100 Dynamic Overwrite Fund	719	19,449
John Hancock Hedged Equity & Income Fund	1,535	15,672
BlackRock MuniHoldings California Quality Fund, Inc.	1,333	14,170
New Germany Fund, Inc.	1,691	13,190
Herzfeld Caribbean Basin Fund, Inc.	4,980	11,653
Gabelli Global Small and Mid Capital Value Trust	843	9,863
European Equity Fund, Inc.	1,119	9,110
Virtus Convertible & Income Fund	1,975	6,853
abrdn Total Dynamic Dividend Fund	781	6,568
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	574	6,354
Royce Global Trust, Inc.	537	5,758
abrdn Global Dynamic Dividend Fund	563	5,517
Mexico Equity and Income Fund, Inc.	656	5,268
Nuveen Missouri Quality Municipal Income Fund	398	4,772
Nuveen AMT-Free Municipal Value Fund	349	4,739
Invesco California Value Municipal Income Trust	365	3,993
PIMCO California Municipal Income Fund II	689	3,941
Allspring Multi-Sector Income Fund	424	3,897
MFS Charter Income Trust	610	3,892
Nuveen S&P 500 Dynamic Overwrite Fund	218	3,870
Putnam Premier Income Trust	1,082	3,852
Franklin Limited Duration Income Trust	580	3,845
Flaherty & Crumrine Total Return Fund, Inc.	230	3,841
Western Asset Investment Grade Income Fund, Inc.	307	3,841
BlackRock Enhanced Large Capital Core Fund, Inc.	191	3,839
DTF Tax-Free Income 2028 Term Fund, Inc.	342	3,836
BlackRock Virginia Municipal Bond Trust	349	3,836
Nuveen S&P 500 Buy-Write Income Fund	274	3,833
MFS Multimarket Income Trust	817	3,832
First Trust Enhanced Equity Income Fund	185	3,831
Eaton Vance Tax-Managed Buy-Write Income Fund	255	3,825
Blackrock Science & Technology Trust	104	3,802
Flaherty & Crumrine Preferred & Income Fund, Inc.	338	3,799
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	449	3,781
Allspring Income Opportunities Fund	548	3,776
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	419	3,775
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	243	3,774
Nuveen New York Quality Municipal Income Fund	331	3,773
MFS Intermediate High Income Fund	2,181	3,773
Pioneer High Income Fund, Inc.	486	3,766
Nuveen Municipal Income Fund, Inc.	399	3,755
John Hancock Income Securities Trust	335	3,750
Nuveen California Quality Municipal Income Fund	331	3,737
Cohen & Steers Select Preferred and Income Fund, Inc.	189	3,737
Eaton Vance California Municipal Bond Fund	407	3,732
Virtus Diversified Income & Convertible Fund	170	3,732
MFS Investment Grade Municipal Trust	467	3,731
Nuveen Select Maturities Municipal Fund	428	3,728
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	456	3,726
Western Asset Inflation-Linked Income Fund	465	3,720
Eaton Vance Municipal Bond Fund	359	3,719
abrdn Global Infrastructure Income Fund	212	3,717
Nuveen Multi-Market Income Fund	614	3,715
MFS High Yield Municipal Trust	1,055	3,714
TCW Strategic Income Fund, Inc.	772	3,713
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	147	3,713
Nuveen New Jersey Quality Municipal Income Fund	305	3,712
Nuveen California Municipal Value Fund	439	3,710
John Hancock Premium Dividend Fund	291	3,707
John Hancock Investors Trust	271	3,707

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 281

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Eaton Vance New York Municipal Bond Fund	389	$3,707
Invesco Trust for Investment Grade Municipals	367	3,707
Liberty All Star Growth Fund, Inc.	656	3,706
Western Asset Emerging Markets Debt Fund, Inc.	385	3,704
Invesco Quality Municipal Income Trust	375	3,698
BlackRock California Municipal Income Trust	330	3,696
Invesco Municipal Opportunity Trust	379	3,684
Nuveen New York Municipal Value Fund	458	3,683
Eaton Vance Tax-Advantaged Global Dividend Income Fund	202	3,682
Western Asset Managed Municipals Fund, Inc.	361	3,682
Pioneer Diversified High Income Fund, Inc.	312	3,682
Nuveen New York Select Tax-Free Income Portfolio	324	3,677
PIMCO California Municipal Income Fund III	535	3,675
Lazard Global Total Return and Income Fund, Inc.	230	3,675
BlackRock Municipal Income Fund, Inc.	303	3,672
BNY Mellon Municipal Income, Inc.	517	3,671
Invesco Municipal Trust	374	3,669
Pioneer Municipal High Income Advantage Fund, Inc.	434	3,659
Nuveen AMT-Free Quality Municipal Income Fund	324	3,655
BlackRock MuniYield Quality Fund III, Inc.	331	3,654
Neuberger Berman Municipal Fund, Inc.	353	3,654
Invesco Advantage Municipal Income Trust II	418	3,653
Western Asset Intermediate Muni Fund, Inc.	472	3,653
MFS High Income Municipal Trust	992	3,651
Nuveen Quality Municipal Income Fund	313	3,650
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	456	3,648
BlackRock Municipal Income Trust II	347	3,647
Voya Global Advantage and Premium Opportunity Fund	396	3,643
AllianceBernstein National Municipal Income Fund, Inc.	335	3,641
BlackRock Health Sciences Trust	96	3,641
BlackRock MuniYield New York Quality Fund, Inc.	361	3,639
Eaton Vance National Municipal Opportunities Trust	221	3,638
Nuveen New York AMT-Free Quality Municipal Income Fund	347	3,630
BlackRock MuniHoldings New York Quality Fund, Inc.	351	3,629
BlackRock Municipal Income Trust	368	3,629
BlackRock MuniYield Pennsylvania Quality Fund	311	3,628
BlackRock MuniVest Fund, Inc.	514	3,618
Virtus Convertible & Income Fund II	1,156	3,618
Invesco Value Municipal Income Trust	304	3,615
Duff & Phelps Utility and Infrastructure Fund, Inc.	309	3,612
BNY Mellon Strategic Municipals, Inc.	598	3,612
MFS Municipal Income Trust	675	3,611
Eaton Vance Municipal Income Trust	357	3,609
BlackRock MuniVest Fund II, Inc.	342	3,608
Eaton Vance Tax-Advantaged Dividend Income Fund	150	3,608
John Hancock Tax-Advantaged Dividend Income Fund	163	3,589
PIMCO California Municipal Income Fund	397	3,589
Nuveen Pennsylvania Quality Municipal Income Fund	321	3,589
BlackRock MuniYield Michigan Quality Fund, Inc.	321	3,589
Putnam Municipal Opportunities Trust	354	3,586
BlackRock MuniHoldings Quality Fund II, Inc.	358	3,580
Putnam Managed Municipal Income Trust	599	3,576
PIMCO New York Municipal Income Fund	481	3,574
BlackRock MuniHoldings Fund, Inc.	306	3,571
BlackRock Municipal Income Quality Trust	329	3,570
NYLI MacKay DefinedTerm Muni Opportunities Fund	239	3,568
BlackRock MuniYield Quality Fund II, Inc.	361	3,559
abrdn Healthcare Investors	221	3,547
BlackRock Enhanced Equity Dividend Trust	428	3,544
abrdn Life Sciences Investors	270	3,542
Voya Infrastructure Industrials and Materials Fund	348	3,532
Principal Real Estate Income Fund	357	3,527
GAMCO Natural Resources Gold & Income Trust	653	3,454
PIMCO New York Municipal Income Fund III	599	3,396
Highland Opportunities and Income Fund	192	997
Highland Global Allocation Fund	140	953
Nuveen Global High Income Fund	18	231
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust*	403	—
Total Closed-End Mutual Funds
(Cost $1,732,012)		1,852,340

282 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 12.1%
U.S. Treasury Bills
4.18% due 02/11/25[4]	$2,260,000	$2,249,494
4.21% due 01/16/25[1,4,5]	1,800,000	1,797,035
Total U.S. Treasury Bills
(Cost $4,045,811)		4,046,529

REPURCHASE AGREEMENTS††,6 - 21.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	4,076,086	4,076,086
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	3,203,969	3,203,969
Total Repurchase Agreements
(Cost $7,280,055)		7,280,055

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	81,568	81,568
Total Securities Lending Collateral
(Cost $81,568)		81,568

Total Investments - 92.1%
(Cost $30,576,279)		$30,815,585

COMMON STOCKS SOLD SHORT† - (11.7)%
Technology - (0.4)%
Synopsys, Inc.*	245	(118,913)

Basic Materials - (0.4)%
Coeur Mining, Inc.*	24,430	(139,740)

Communications - (0.7)%
Omnicom Group, Inc.	1,068	(91,891)
Nokia Oyj ADR	29,869	(132,320)
Total Communications		(224,211)

Industrial - (1.2)%
Amcor plc	19,481	(183,316)
Boeing Co.*	1,260	(223,020)
Total Industrial		(406,336)

Energy - (3.3)%
Equities Corp.	1	(46)
ConocoPhillips	1	(99)
CONSOL Energy, Inc.	989	(105,506)
Schlumberger N.V.	10,905	(418,098)
Chevron Corp.	4,124	(597,320)
Total Energy		(1,121,069)

Financial - (5.7)%
Atlantic Union Bankshares Corp.	3,002	(113,716)
SouthState Corp.	1,562	(155,388)
WesBanco, Inc.	7,205	(234,451)
Renasant Corp.	6,885	(246,139)
Capital One Financial Corp.	2,645	(471,657)
UMB Financial Corp.	5,919	(668,018)
Total Financial		(1,889,369)

Total Common Stocks Sold Short
(Proceeds $3,725,716)		(3,899,638)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.2)%
iShares Mortgage Real Estate ETF	12	(256)
iShares Agency Bond ETF	3	(324)
iShares MBS ETF*	9	(825)
iShares U.S. Real Estate ETF	13	(1,210)
Materials Select Sector SPDR Fund	15	(1,262)
SPDR Gold Shares — Class D*	9	(2,179)
SPDR S&P Biotech ETF	25	(2,252)
Technology Select Sector SPDR Fund	11	(2,558)
VanEck Gold Miners ETF	102	(3,459)
iShares JP Morgan USD Emerging Markets Bond ETF	39	(3,473)
iShares Latin America 40 ETF	368	(7,695)
Invesco Senior Loan ETF	443	(9,334)
iShares iBoxx $ Investment Grade Corporate Bond ETF	127	(13,569)
iShares 7-10 Year Treasury Bond ETF*	159	(14,700)
iShares Preferred & Income Securities ETF*	476	(14,965)
iShares Floating Rate Bond ETF	312	(15,875)
iShares MSCI All Country Asia ex Japan ETF*	252	(18,189)
Schwab U.S. Aggregate Bond ETF	957	(21,724)
Health Care Select Sector SPDR Fund	216	(29,715)
Utilities Select Sector SPDR Fund	395	(29,898)
iShares Core High Dividend ETF	311	(34,913)
Ishares Trust-Ishares Iiboxx $ High Yield Corporate Bond Etf	591	(46,482)
iShares TIPS Bond ETF	473	(50,398)
iShares Russell 1000 Growth ETF	183	(73,489)
iShares MSCI Emerging Markets ETF	2,009	(84,016)
VanEck High Yield Muni ETF	1,795	(93,178)
SPDR Bloomberg Convertible Securities ETF	1,562	(121,664)
iShares Russell 2000 Index ETF	687	(151,799)
SPDR S&P 500 ETF Trust	284	(166,447)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 283

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	6,564	$(167,907)
iShares National Muni Bond ETF	1,667	(177,619)
iShares Russell 1000 Value ETF	1,035	(191,609)
iShares MSCI EAFE ETF	3,340	(252,537)
SPDR Nuveen Bloomberg Municipal Bond ETF	6,201	(282,890)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,137,651)		(2,088,410)

Total Securities Sold Short - (17.9)%
(Proceeds $5,863,367)		$(5,988,048)
Other Assets & Liabilities, net - 25.8%		8,617,007
Total Net Assets - 100.0%		$33,444,544

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	27	Feb 2025	$844,290	$104,806
Live Cattle Futures Contracts	67	Jun 2025	5,084,630	96,489
Gasoline RBOB Futures Contracts	25	Jan 2025	2,111,550	58,581
Cocoa Futures Contracts	3	Mar 2025	346,350	36,491
Cattle Feeder Futures Contracts	5	Mar 2025	658,000	14,543
Corn Futures Contracts	14	Mar 2025	321,125	7,306
Soybean Meal Futures Contracts	6	Mar 2025	190,380	2,771
Low Sulphur Gas Oil Futures Contracts	2	Feb 2025	138,750	2,372
NY Harbor ULSD Futures Contracts	1	Jan 2025	97,238	2,365
Gold 100 oz. Futures Contracts	1	Feb 2025	263,790	2,183
WTI Crude Futures Contracts	2	Jan 2025	143,560	1,965
Brent Crude Futures Contracts	2	Jan 2025	149,660	1,877
Coffee ‘C’ Futures Contracts	4	Mar 2025	481,275	491
Lean Hogs Futures Contracts	5	Feb 2025	162,950	334
Cotton #2 Futures Contracts	6	Mar 2025	205,140	(199)
LME Zinc Futures Contracts	1	Feb 2025	74,361	(3,146)
Sugar #11 Futures Contracts	113	Apr 2025	2,266,690	(273,897)
			$13,539,739	$55,332
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	28	Jan 2025	$490,000	$30,667
CBOE Volatility Index Futures Contracts	31	Feb 2025	554,280	27,427
Russell 2000 Index Mini Futures Contracts	1	Mar 2025	112,475	56
S&P 500 Index Mini Futures Contracts	1	Mar 2025	296,763	(1,202)
FTSE 100 Index Futures Contracts††	14	Mar 2025	1,421,153	(1,734)
OMX Stockholm 30 Index Futures Contracts††	2	Jan 2025	44,600	(1,931)
FTSE MIB Index Futures Contracts††	1	Mar 2025	177,081	(3,932)
SPI 200 Index Futures Contracts††	2	Mar 2025	252,528	(4,305)
IBEX 35 Index Futures Contracts††	2	Jan 2025	238,714	(5,144)
S&P/TSX 60 IX Index Futures Contracts	2	Mar 2025	413,528	(16,350)
			$4,001,122	$23,552

284 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts††	17	Mar 2025	$1,451,036	$8,689
U.S. Treasury 10 Year Note Futures Contracts	22	Mar 2025	2,392,156	6,550
Euro - 30 year Bond Futures Contracts††	3	Mar 2025	410,103	(2,565)
Euro - BTP Italian Government Bond Futures Contracts††	15	Mar 2025	1,860,584	(7,879)
Euro - Bund Futures Contracts††	22	Mar 2025	3,031,810	(34,279)
Euro - OATS Futures Contracts††	39	Mar 2025	4,974,106	(78,448)
			$14,119,795	$(107,932)
Currency Futures Contracts Purchased†
Australian Dollar Futures Contracts	14	Mar 2025	$866,670	$(32,604)
New Zealand Dollar Futures Contracts	17	Mar 2025	951,830	(40,390)
British Pound Futures Contracts	28	Mar 2025	2,189,775	(44,817)
Japanese Yen Futures Contracts	32	Mar 2025	2,563,400	(109,625)
			$6,571,675	$(227,436)
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	55	Mar 2025	$7,637,438	$257,116
Euro FX Futures Contracts	10	Mar 2025	1,299,062	28,429
Canadian Dollar Futures Contracts	10	Mar 2025	697,500	11,293
			$9,634,000	$296,838
Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	64	Mar 2025	$7,361,378	$171,539
Australian Government 10 Year Bond Futures Contracts††	69	Mar 2025	4,790,919	28,886
U.S. Treasury Ultra Long Bond Futures Contracts	4	Mar 2025	474,375	662
U.S. Treasury Long Bond Futures Contracts	6	Mar 2025	682,312	569
			$13,308,984	$201,656
Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	94	Feb 2025	$2,030,851	$238,575
Soybean Oil Futures Contracts	8	Mar 2025	194,064	9,509
LME Lead Futures Contracts	3	Feb 2025	145,540	7,992
LME Nickel Futures Contracts	1	Feb 2025	91,387	5,091
Wheat Futures Contracts	7	Mar 2025	192,850	2,915
Soybean Futures Contracts	3	Mar 2025	151,500	66
Hard Red Winter Wheat Futures Contracts	18	Mar 2025	503,775	18
Live Cattle Futures Contracts	3	Feb 2025	229,920	(553)
Gasoline RBOB Futures Contracts	23	Mar 2025	2,153,890	(52,888)
Natural Gas Futures Contracts	24	Jan 2025	870,480	(62,905)
Live Cattle Futures Contracts	59	Apr 2025	4,587,840	(90,077)
			$11,152,097	$57,743
Equity Futures Contracts Sold Short†
DAX Index Futures Contracts††	2	Mar 2025	$1,031,926	$4,871
CAC 40 10 Euro Index Futures Contracts††	3	Jan 2025	226,744	4,003
Euro STOXX 50 Index Futures Contracts††	19	Mar 2025	957,822	1,351
CBOE Volatility Index Futures Contracts	30	May 2025	554,100	(356)
CBOE Volatility Index Futures Contracts	24	Mar 2025	435,600	(5,222)
CBOE Volatility Index Futures Contracts	77	Apr 2025	1,406,790	(48,185)
			$4,612,982	$(43,538)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 285

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$6,592,384	$192,839
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	9,170,645	114,357
						$15,763,029	$307,196
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	3.98% (Federal Funds Rate - 0.35%)	At Maturity	08/31/28	$9,234,752	$47,672
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	3,491,785	12,355
						$12,726,537	$60,027

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Technology
Zoom Communications, Inc. — Class A	674	0.81%	$5,404
Adeia, Inc.	1,372	0.29%	2,576
Cirrus Logic, Inc.	552	0.83%	2,401
NetApp, Inc.	226	0.40%	1,264
Dropbox, Inc. — Class A	702	0.32%	512
Akamai Technologies, Inc.	192	0.28%	(67)
Amdocs Ltd.	762	0.98%	(238)
Axcelis Technologies, Inc.	346	0.37%	(653)
QUALCOMM, Inc.	248	0.58%	(1,887)
Bandwidth, Inc. — Class A	1,506	0.39%	(2,389)
Photronics, Inc.	1,754	0.63%	(3,537)
Skyworks Solutions, Inc.	602	0.81%	(4,221)
Total Technology			(835)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	616	.99%	17,668
Monarch Casino & Resort, Inc.	842	1.01%	6,656
Buckle, Inc.	550	0.42%	3,648
Sonos, Inc.	1,114	0.25%	1,891
Lennar Corp. — Class A	172	0.36%	1,828
Phinia, Inc.	574	0.42%	1,562
PC Connection, Inc.	754	0.79%	1,495
Tapestry, Inc.	280	0.28%	540
Autoliv, Inc.	212	0.30%	(78)
Ethan Allen Interiors, Inc.	950	0.41%	(91)
BorgWarner, Inc.	948	0.46%	(403)
Harley-Davidson, Inc.	546	0.25%	(480)
PACCAR, Inc.	312	0.49%	(552)
ScanSource, Inc.	928	0.67%	(832)
Gentex Corp.	1,370	0.60%	(1,026)
GMS, Inc.	286	0.37%	(1,055)
H&E Equipment Services, Inc.	516	0.38%	(2,727)
Visteon Corp.	716	0.96%	(3,270)
Tri Pointe Homes, Inc.	1,730	0.95%	(4,436)
Lear Corp.	406	0.58%	(5,835)
Total Consumer, Cyclical			14,503

Consumer, Non-cyclical
Cal-Maine Foods, Inc.	442	0.69%	9,755
United Therapeutics Corp.	150	0.80%	9,234
Gilead Sciences, Inc.	476	0.67%	6,960
Innoviva, Inc.	3,014	0.79%	6,144
Perdoceo Education Corp.	1,022	0.41%	4,956
Catalyst Pharmaceuticals, Inc.	1,638	0.52%	4,211
Bristol-Myers Squibb Co.	550	0.47%	4,122
Incyte Corp.	528	0.55%	3,363
Premier, Inc. — Class A	2,540	0.82%	2,000
Jazz Pharmaceuticals plc	262	0.49%	1,827
Supernus Pharmaceuticals, Inc.	748	0.41%	1,543
Alkermes plc	1,028	0.45%	1,433
Ingredion, Inc.	110	0.23%	1,273
Harmony Biosciences Holdings, Inc.	942	0.49%	857
Organon & Co.	952	0.22%	(81)
ADT, Inc.	2,442	0.26%	(101)
Alarm.com Holdings, Inc.	1,052	0.97%	(177)
Euronet Worldwide, Inc.	248	0.39%	(198)
Johnson & Johnson	354	0.78%	(218)
Utah Medical Products, Inc.	424	0.40%	(613)
Merck & Company, Inc.	502	0.76%	(835)
Royalty Pharma plc — Class A	2,754	1.07%	(1,232)

286 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Protagonist Therapeutics, Inc.	660	0.39%	$(1,364)
Biogen, Inc.	180	0.42%	(1,423)
Universal Health Services, Inc. — Class B	92	0.25%	(1,511)
Exelixis, Inc.	1,064	0.54%	(1,593)
Inmode Ltd.	1,386	0.35%	(1,807)
Hologic, Inc.	956	1.05%	(2,114)
Regeneron Pharmaceuticals, Inc.	96	1.04%	(14,730)
Total Consumer, Non-cyclical			29,681

Industrial
Mueller Industries, Inc.	910	1.10%	19,087
Apogee Enterprises, Inc.	700	0.76%	8,728
Snap-on, Inc.	202	1.04%	7,056
Owens Corning	362	0.94%	6,571
Teekay Corporation Ltd.	5,506	0.58%	4,245
Boise Cascade Co.	240	0.43%	1,650
UFP Industries, Inc.	372	0.64%	1,501
Mueller Water Products, Inc. — Class A	1,222	0.42%	1,312
Acuity Brands, Inc.	196	0.87%	1,273
Teekay Tankers Ltd. — Class A	650	0.39%	1,071
Benchmark Electronics, Inc.	452	0.31%	873
Scorpio Tankers, Inc.	766	0.58%	624
Watts Water Technologies, Inc. — Class A	170	0.52%	596
Knowles Corp.	1,576	0.48%	558
Ardmore Shipping Corp.	1,804	0.33%	514
Atkore, Inc.	198	0.25%	(678)
International Seaways, Inc.	730	0.40%	(1,264)
Gibraltar Industries, Inc.	276	0.25%	(1,371)
Arrow Electronics, Inc.	336	0.58%	(1,398)
Masterbrand, Inc.	1,466	0.32%	(1,632)
Avnet, Inc.	1,322	1.05%	(1,636)
Kennametal, Inc.	1,798	0.66%	(2,260)
Donaldson Company, Inc.	722	0.74%	(2,431)
TE Connectivity plc	472	1.02%	(2,608)
Granite Construction, Inc.	572	0.76%	(4,080)
Tennant Co.	842	1.04%	(6,064)
Total Industrial			30,237

Communications
AT&T, Inc.	3,042	1.04%	13,041
IDT Corp. — Class B	1,092	0.79%	12,395
T-Mobile US, Inc.	238	0.80%	9,189
F5, Inc.	136	0.52%	5,410
Verizon Communications, Inc.	1,472	0.89%	4,779
A10 Networks, Inc.	1,316	0.37%	2,583
HealthStream, Inc.	934	0.45%	1,979
Yelp, Inc. — Class A	1,880	1.10%	1,413
Fox Corp. — Class A	1,162	0.86%	1,044
Gen Digital, Inc.	742	0.31%	1,001
Spok Holdings, Inc.	2,962	0.72%	790
TEGNA, Inc.	1,720	0.48%	(252)
AST SpaceMobile, Inc.	666	0.21%	(1,283)
ePlus, Inc.	536	0.60%	(1,498)
Anterix, Inc.	1,412	0.66%	(1,841)
Lumen Technologies, Inc.	5,212	0.42%	(5,063)
Total Communications			43,687

Financial
Synchrony Financial	752	0.73%	10,562
Enova International, Inc.	680	0.99%	10,318
MGIC Investment Corp.	2,824	1.02%	9,972
Preferred Bank/Los Angeles CA	666	0.87%	7,375
NMI Holdings, Inc. — Class A	1,836	1.02%	6,746
Fidelity National Financial, Inc.	1,170	1.00%	5,160
Axis Capital Holdings Ltd.	520	0.70%	5,057
Essent Group Ltd.	1,282	1.06%	5,028
Enact Holdings, Inc.	2,042	1.00%	4,523
Janus Henderson Group plc	1,330	0.86%	4,169
OFG Bancorp	1,246	0.80%	4,061
Affiliated Managers Group, Inc.	308	0.86%	3,425
Hartford Financial Services Group, Inc.	536	0.89%	3,295
International Bancshares Corp.	290	0.28%	2,809
Reinsurance Group of America, Inc. — Class A	326	1.06%	2,756
Coastal Financial Corp.	344	0.44%	2,312
Cincinnati Financial Corp.	416	0.91%	1,234
RenaissanceRe Holdings Ltd.	132	0.50%	1,209
Everest Group Ltd.	86	0.47%	414
GCM Grosvenor, Inc. — Class A	2,562	0.48%	261
White Mountains Insurance Group Ltd.	10	0.30%	32
Chicago Atlantic Real Estate Finance, Inc.	985	0.23%	(617)
Ameriprise Financial, Inc.	50	0.40%	(670)
WP Carey, Inc.	748	0.62%	(830)
BancFirst Corp.	170	0.30%	(962)
Jackson Financial, Inc. — Class A	216	0.29%	(1,145)
Texas Capital Bancshares, Inc.	268	0.32%	(1,152)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 287

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Northeast Community Bancorp, Inc.	1,252	0.46%	$(1,462)
McGrath RentCorp	316	0.54%	(1,683)
Simmons First National Corp. — Class A	1,740	0.59%	(1,881)
Arch Capital Group Ltd.	538	0.75%	(2,112)
Mercury General Corp.	380	0.38%	(2,549)
Fifth Third Bancorp	1,320	0.85%	(3,625)
Advanced Flower Capital, Inc.	2,571	0.32%	(3,742)
QCR Holdings, Inc.	674	0.82%	(3,752)
Innovative Industrial Properties, Inc.	218	0.22%	(7,485)
Total Financial			57,051

Utilities
OGE Energy Corp.	1,682	1.04%	6,682
National Fuel Gas Co.	1,160	1.07%	6,199
Black Hills Corp.	1,156	1.03%	3,871
Spire, Inc.	1,022	1.05%	2,653
Duke Energy Corp.	638	1.04%	2,387
Evergy, Inc.	1,144	1.07%	1,686
Southwest Gas Holdings, Inc.	736	0.79%	361
CMS Energy Corp.	548	0.55%	23
WEC Energy Group, Inc.	744	1.06%	(515)
MDU Resources Group, Inc.	834	0.23%	(628)
Avista Corp.	1,946	1.08%	(870)
NextEra Energy, Inc.	410	0.45%	(895)
American Electric Power Company, Inc.	448	0.63%	(1,082)
Southern Co.	842	1.05%	(1,498)
Clearway Energy, Inc. — Class C	2,016	0.80%	(2,556)
Otter Tail Corp.	916	1.03%	(6,247)
Total Utilities			9,571

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,760	0.95%	12,323

Energy
SM Energy Co.	614	0.36%	(501)
DNOW, Inc.	1,000	0.20%	(1,072)
Total Energy			(1,573)

Basic Materials
LyondellBasell Industries N.V. — Class A	190	0.21%	(1,806)
Total MS Long/Short Equity Long Custom Basket			$192,839

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Energy
Valaris Ltd.	1,380	(1.75)%	17,577
Core Laboratories, Inc.	2,386	(1.18)%	4,208
Evolution Petroleum Corp.	5,078	(0.76)%	(12)
Bristow Group, Inc.	730	(0.72)%	(1,234)
Oceaneering International, Inc.	1,074	(0.80)%	(2,618)
Antero Resources Corp.	1,350	(1.36)%	(6,397)
Total Energy			11,524

Industrial
Old Dominion Freight Line, Inc.	220	(1.11)%	5,569
Boeing Co.	246	(1.25)%	2,770
Materion Corp.	368	(1.04)%	1,657
XPO, Inc.	270	(1.01)%	923
Quest Resource Holding Corp.	3,128	(0.58)%	721
J.B. Hunt Transport Services, Inc.	208	(1.02)%	(575)
Casella Waste Systems, Inc. — Class A	652	(1.98)%	(2,068)
CH Robinson Worldwide, Inc.	368	(1.09)%	(2,788)
Total Industrial			6,209

Financial
New York Mortgage Trust, Inc.	6,864	(1.18)%	10,337
St. Joe Co.	1,244	(1.60)%	7,049
PotlatchDeltic Corp.	1,664	(1.87)%	5,552
Lineage, Inc.	816	(1.37)%	4,417
Weyerhaeuser Co.	2,356	(1.90)%	3,723
Heritage Commerce Corp.	4,740	(1.27)%	3,254
Newmark Group, Inc. — Class A	2,104	(0.77)%	2,663
Valley National Bancorp	3,624	(0.94)%	2,491
Kennedy-Wilson Holdings, Inc.	5,208	(1.49)%	2,252
Cannae Holdings, Inc.	1,878	(1.07)%	2,138
PennyMac Mortgage Investment Trust	3,390	(1.22)%	1,997
Crown Castle, Inc.	416	(1.08)%	1,717
Columbia Financial, Inc.	1,710	(0.77)%	1,591
Dime Community Bancshares, Inc.	520	(0.46)%	1,586
TFS Financial Corp.	2,470	(0.89)%	1,365
American Tower Corp. — Class A	116	(0.61)%	1,329
Digital Realty Trust, Inc.	176	(0.89)%	1,102
SL Green Realty Corp.	414	(0.81)%	1,017
FTAI Infrastructure, Inc.	5,238	(1.09)%	938
HarborOne Bancorp, Inc.	3,356	(1.14)%	622
Sun Communities, Inc.	294	(1.04)%	535

288 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Western Alliance Bancorporation	404	(0.97)%	$379
Kearny Financial Corp.	3,474	(0.70)%	349
Carlyle Group, Inc.	440	(0.64)%	231
PennyMac Financial Services, Inc.	262	(0.77)%	208
Rithm Capital Corp.	2,760	(0.86)%	172
SBA Communications Corp.	96	(0.56)%	156
CoStar Group, Inc.	562	(1.15)%	25
Redwood Trust, Inc.	7,220	(1.35)%	(34)
JPMorgan Chase & Co.	266	(1.83)%	(62)
Iron Mountain, Inc.	512	(1.54)%	(356)
Amerant Bancorp, Inc.	1,924	(1.23)%	(500)
Capitol Federal Financial, Inc.	7,536	(1.28)%	(738)
Howard Hughes Holdings, Inc.	662	(1.46)%	(890)
Marcus & Millichap, Inc.	1,770	(1.94)%	(1,248)
Triumph Financial, Inc.	414	(1.08)%	(1,922)
American Healthcare REIT, Inc.	838	(0.68)%	(1,979)
Banc of California, Inc.	2,844	(1.26)%	(2,860)
Brighthouse Financial, Inc.	1,082	(1.49)%	(3,181)
Veris Residential, Inc.	3,694	(1.76)%	(3,579)
Equinix, Inc.	50	(1.35)%	(4,126)
CBRE Group, Inc. — Class A	422	(1.59)%	(5,623)
State Street Corp.	728	(2.05)%	(9,607)
Total Financial			22,490

Consumer, Non-cyclical
GXO Logistics, Inc.	1,002	(1.24)%	2,800
Insperity, Inc.	882	(1.96)%	1,901
Utz Brands, Inc.	1,178	(0.53)%	811
Alico, Inc.	842	(0.63)%	493
Driven Brands Holdings, Inc.	1,522	(0.70)%	413
Equifax, Inc.	140	(1.02)%	324
Tejon Ranch Co.	2,012	(0.92)%	(741)
Verisk Analytics, Inc. — Class A	210	(1.66)%	(945)
Universal Corp.	742	(1.17)%	(1,057)
TrueBlue, Inc.	4,792	(1.15)%	(1,106)
NeoGenomics, Inc.	1,660	(0.78)%	(1,128)
Matthews International Corp. — Class A	870	(0.69)%	(1,997)
Total Consumer, Non-cyclical			(232)

Basic Materials
Novagold Resources, Inc.	11,350	(1.07)%	4,255
Ivanhoe Electric Incorporated / US	4,220	(0.91)%	3,034
Radius Recycling, Inc. — Class A	2,476	(1.08)%	2,996
Ingevity Corp.	546	(0.64)%	1,517
Hecla Mining Co.	5,552	(0.78)%	(164)
Total Basic Materials			11,638

Consumer, Cyclical
Jack in the Box, Inc.	658	(0.78)%	1,776
VSE Corp.	460	(1.25)%	(22)
Costco Wholesale Corp.	14	(0.37)%	(27)
LGI Homes, Inc.	266	(0.68)%	(242)
Sonic Automotive, Inc. — Class A	342	(0.62)%	(1,084)
Southwest Airlines Co.	1,406	(1.35)%	(1,778)
America’s Car-Mart, Inc.	426	(0.63)%	(2,144)
JetBlue Airways Corp.	2,180	(0.49)%	(2,885)
Tesla, Inc.	66	(0.76)%	(3,775)
Citi Trends, Inc.	930	(0.70)%	(3,999)
Allegiant Travel Co. — Class A	236	(0.64)%	(6,059)
American Airlines Group, Inc.	2,152	(1.07)%	(7,790)
Total Consumer, Cyclical			(28,029)

Communications
BlackSky Technology, Inc.	1,626	(0.50)%	(3,465)

Technology
Broadridge Financial Solutions, Inc.	310	(2.01)%	1,026
ACV Auctions, Inc. — Class A	1,532	(0.95)%	(53)
Dayforce, Inc.	768	(1.60)%	(2,621)
Paycor HCM, Inc.	1,568	(0.83)%	(2,910)
Take-Two Interactive Software, Inc.	226	(1.19)%	(3,222)
Total Technology			(7,780)
Total MS Long/Short Equity Short Custom Basket			$12,355

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 289

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Vornado Realty Trust	9,296	4.25%	$93,165
Kimco Realty Corp.	16,986	4.34%	58,887
Digital Realty Trust, Inc.	1,718	3.32%	42,133
Sabra Health Care REIT, Inc.	18,264	3.45%	34,075
Tanger, Inc.	8,618	3.21%	20,540
CareTrust REIT, Inc.	9,564	2.82%	18,967
Kilroy Realty Corp.	3,184	1.40%	15,486
Simon Property Group, Inc.	1,682	3.16%	5,546
Ryman Hospitality Properties, Inc.	538	0.61%	5,380
InvenTrust Properties Corp.	4,924	1.62%	4,787
Equity Residential	2,888	2.26%	4,305
VICI Properties, Inc.	2,183	0.70%	1,972
Cousins Properties, Inc.	4,000	1.34%	1,578
UDR, Inc.	7,840	3.71%	1,347
Invitation Homes, Inc.	2,476	0.86%	1,197
AvalonBay Communities, Inc.	930	2.23%	1,085
Piedmont Office Realty Trust, Inc. — Class A	21,642	2.16%	937
Brixmor Property Group, Inc.	7,136	2.17%	248
Federal Realty Investment Trust	230	0.28%	123
Douglas Emmett, Inc.	1,350	0.27%	103
Gladstone Commercial Corp.	12,242	2.17%	(68)
Park Hotels & Resorts, Inc.	13,148	2.02%	(324)
CTO Realty Growth, Inc.	1,752	0.38%	(525)
Whitestone REIT — Class B	14,430	2.23%	(697)
Hudson Pacific Properties, Inc.	14,536	0.48%	(742)
SL Green Realty Corp.	448	0.33%	(1,064)
Essential Properties Realty Trust, Inc.	6,358	2.17%	(1,270)
American Assets Trust, Inc.	7,520	2.15%	(1,376)
Independence Realty Trust, Inc.	8,872	1.92%	(1,378)
Omega Healthcare Investors, Inc.	1,772	0.73%	(1,457)
Highwoods Properties, Inc.	6,384	2.13%	(1,705)
SITE Centers Corp.	13,144	2.19%	(1,723)
Kite Realty Group Trust	4,594	1.26%	(1,843)
LTC Properties, Inc.	1,050	0.40%	(1,945)
Four Corners Property Trust, Inc.	2,634	0.78%	(2,225)
Centerspace	2,976	2.15%	(2,376)
Prologis, Inc.	326	0.38%	(2,512)
NexPoint Residential Trust, Inc.	4,700	2.14%	(2,627)
Acadia Realty Trust	4,822	1.27%	(2,713)
Urban Edge Properties	9,166	2.15%	(3,547)
Alexander & Baldwin, Inc.	4,260	0.82%	(3,715)
Welltower, Inc.	1,544	2.12%	(4,098)
Public Storage	368	1.20%	(4,430)
CubeSmart	2,586	1.21%	(4,542)
Essex Property Trust, Inc.	1,646	5.12%	(5,071)
Ventas, Inc.	3,284	2.11%	(5,454)
LXP Industrial Trust	15,584	1.38%	(9,599)
Iron Mountain, Inc.	1,738	1.99%	(9,846)
Extra Space Storage, Inc.	1,784	2.91%	(13,079)
National Storage Affiliates Trust	6,816	2.82%	(15,072)
NNN REIT, Inc.	7,676	3.42%	(17,569)
Innovative Industrial Properties, Inc.	1,796	1.31%	(72,912)
Total Financial			114,357
Total MS Equity Market Neutral Long Custom Basket			$114,357

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Crown Castle, Inc.	3,544	(3.48)%	34,532
Americold Realty Trust, Inc.	10,880	(2.52)%	23,491
Rexford Industrial Realty, Inc.	6,178	(2.59)%	19,972
Rayonier, Inc.	6,564	(1.86)%	17,273
Pebblebrook Hotel Trust	24,964	(3.66)%	11,743
EastGroup Properties, Inc.	732	(1.27)%	9,324
Safehold, Inc.	4,196	(0.84)%	8,541
Equity LifeStyle Properties, Inc.	4,196	(3.03)%	8,508
Weyerhaeuser Co.	6,672	(2.03)%	7,074
Getty Realty Corp.	8,490	(2.77)%	6,811
PotlatchDeltic Corp.	4,796	(2.04)%	6,679
Sun Communities, Inc.	2,292	(3.05)%	6,613
Medical Properties Trust, Inc.	48,020	(2.05)%	6,444
Armada Hoffler Properties, Inc.	18,920	(2.10)%	6,321
American Tower Corp. — Class A	588	(1.17)%	6,165
Elme Communities	12,450	(2.06)%	5,899
Host Hotels & Resorts, Inc.	16,050	(3.04)%	5,451
Healthpeak Properties, Inc.	9,632	(2.11)%	4,504
Global Net Lease, Inc.	33,876	(2.68)%	3,275
Diversified Healthcare Trust	23,720	(0.59)%	2,683
Realty Income Corp.	3,764	(2.18)%	1,806
Empire State Realty Trust, Inc. — Class A	19,044	(2.13)%	1,548

290 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Broadstone Net Lease, Inc.	2,420	(0.42)%	$1,493
Xenia Hotels & Resorts, Inc.	13,434	(2.16)%	1,076
Gaming and Leisure Properties, Inc.	1,374	(0.72)%	1,001
Healthcare Realty Trust, Inc.	1,692	(0.31)%	796
STAG Industrial, Inc.	936	(0.34)%	678
First Industrial Realty Trust, Inc.	754	(0.41)%	546
Saul Centers, Inc.	5,138	(2.16)%	190
WP Carey, Inc.	1,576	(0.93)%	167
Easterly Government Properties, Inc.	4,144	(0.51)%	(4)
BXP, Inc.	978	(0.79)%	(51)
EPR Properties	2,734	(1.31)%	(636)
American Homes 4 Rent — Class A	1,538	(0.62)%	(1,163)
RLJ Lodging Trust	15,792	(1.75)%	(3,844)
Terreno Realty Corp.	6,092	(3.90)%	(3,853)
Camden Property Trust	672	(0.84)%	(3,911)
Veris Residential, Inc.	14,880	(2.68)%	(4,539)
Mid-America Apartment Communities, Inc.	808	(1.35)%	(5,564)
Chatham Lodging Trust	23,014	(2.23)%	(5,909)
DiamondRock Hospitality Co.	33,844	(3.31)%	(7,993)
Paramount Group, Inc.	42,770	(2.29)%	(8,003)
Regency Centers Corp.	4,096	(3.28)%	(9,301)
Community Healthcare Trust, Inc.	11,150	(2.32)%	(9,896)
Summit Hotel Properties, Inc.	31,570	(2.34)%	(10,089)
Brandywine Realty Trust	37,512	(2.27)%	(10,115)
Phillips Edison & Company, Inc.	9,116	(3.70)%	(14,216)
Equinix, Inc.	332	(3.39)%	(25,976)
Sunstone Hotel Investors, Inc.	34,468	(4.42)%	(37,869)
Total Financial			47,672
Total MS Equity Market Neutral Short Custom Basket			$47,672

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2024.
[2]	All or a portion of this security is on loan at December 31, 2024 — See Note 7.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.
ADR — American Depositary Receipt
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 291

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,704,169		$—	$—		$10,704,169
Rights	—	*	—	—	*	—
Exchange-Traded Funds	36		—	—		36
Mutual Funds	6,850,888		—	—		6,850,888
Closed-End Mutual Funds	1,852,340		—	—		1,852,340
U.S. Treasury Bills	—		4,046,529	—		4,046,529
Repurchase Agreements	—		7,280,055	—		7,280,055
Securities Lending Collateral	81,568		—	—		81,568
Commodity Futures Contracts**	596,740		—	—		596,740
Currency Futures Contracts**	296,838		—	—		296,838
Interest Rate Futures Contracts**	7,781		209,114	—		216,895
Equity Futures Contracts**	58,150		10,225	—		68,375
Equity Custom Basket Swap Agreements**	—		367,223	—		367,223
Total Assets	$20,448,510		$11,913,146	$—		$32,361,656

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,899,638	$—	$—	$3,899,638
Exchange-Traded Funds Sold Short	2,088,410	—	—	2,088,410
Commodity Futures Contracts**	483,665	—	—	483,665
Currency Futures Contracts**	227,436	—	—	227,436
Interest Rate Futures Contracts**	—	123,171	—	123,171
Equity Futures Contracts**	71,315	17,046	—	88,361
Total Liabilities	$6,770,464	$140,217	$—	$6,910,681

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

292 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
MULTI-HEDGE STRATEGIES FUND

Transactions during the year ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,646,028	$—	$—	$—	$23,515	$1,669,543	67,185	$94,867
Guggenheim Strategy Fund III	2,436,560	—	—	—	38,707	2,475,267	99,249	134,743
Guggenheim Ultra Short Duration Fund — Institutional Class	538,646	—	—	—	8,749	547,395	54,685	28,198
Guggenheim Variable Insurance Strategy Fund III	2,123,195	—	—	—	35,488	2,158,683	86,555	118,272
	$6,744,429	$—	$—	$—	$106,459	$6,850,888		$376,080

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 293

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments in unaffiliated issuers, at value - including $79,758 of securities loaned (cost $16,430,907)	$16,684,642
Investments in affiliated issuers, at value (cost $6,865,317)	6,850,888
Repurchase agreements, at value (cost $7,280,055)	7,280,055
Cash	6,668,923
Segregated cash with broker	1,886,396
Unrealized appreciation on OTC swap agreements	367,223
Receivables:
Swap settlement	194,112
Securities sold	97,928
Variation margin on futures contracts	95,643
Dividends	38,297
Interest	898
Securities lending income	545
Fund shares sold	66
Other assets	15,679
Total assets	40,181,295

Liabilities:
Securities sold short, at value (proceeds $5,863,367)	5,988,048
Payable for:
Securities purchased	529,673
Return of securities lending collateral	81,568
Management fees	66,252
Fund shares redeemed	50,680
Trustees’ fees*	375
Miscellaneous	20,155
Total liabilities	6,736,751
Net assets	$33,444,544

Net assets consist of:
Paid in capital	$37,950,786
Total distributable earnings (loss)	(4,506,242)
Net assets	$33,444,544
Capital shares outstanding	1,405,844
Net asset value per share	$23.79

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $892)	$246,593
Dividends from securities of affiliated issuers	376,080
Interest	538,277
Income from securities lending, net	10,422
Interest related to securities sold short	236,084
Total investment income	1,407,456

Expenses:
Management fees	453,823
Short sales dividend expense	187,036
Miscellaneous	8,862
Total expenses	649,721
Less:
Expenses waived by Adviser	(18,216)
Net expenses	631,505
Net investment income	775,951

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	511,045
Investments sold short	(457,112)
Swap agreements	1,598,810
Futures contracts	(2,022,031)
Foreign currency transactions	5,800
Net realized loss	(363,488)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(588,130)
Investments in affiliated issuers	106,459
Investments sold short	390,787
Swap agreements	(1,824,278)
Futures contracts	282,852
Foreign currency translations	211
Net change in unrealized appreciation (depreciation)	(1,632,099)
Net realized and unrealized loss	(1,995,587)
Net decrease in net assets resulting from operations	$(1,219,636)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

294 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$775,951	$1,032,979
Net realized gain (loss) on investments	(363,488)	1,093,989
Net change in unrealized appreciation (depreciation) on investments	(1,632,099)	(233,406)
Net increase (decrease) in net assets resulting from operations	(1,219,636)	1,893,562

Distributions to shareholders	(1,863,918)	(1,289,467)

Capital share transactions:
Proceeds from sale of shares	8,041,664	14,836,441
Distributions reinvested	1,863,918	1,289,467
Cost of shares redeemed	(16,016,403)	(24,100,295)
Net decrease from capital share transactions	(6,110,821)	(7,974,387)
Net decrease in net assets	(9,194,375)	(7,370,292)

Net assets:
Beginning of year	42,638,919	50,009,211
End of year	$33,444,544	$42,638,919

Capital share activity:
Shares sold	309,408	568,733
Shares issued from reinvestment of distributions	73,731	50,786
Shares redeemed	(622,765)	(930,825)
Net decrease in shares	(239,626)	(311,306)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 295

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$25.91	$25.56	$27.01	$25.62	$24.17
Income (loss) from investment operations:
Net investment income (loss)[a]	.52	.57	.09	(.12)	(.07)
Net gain (loss) on investments (realized and unrealized)	(1.36)	.52	(.96)	2.18	1.85
Total from investment operations	(.84)	1.09	(.87)	2.06	1.78
Less distributions from:
Net investment income	(1.28)	(.74)	(.31)	—	(.33)
Net realized gains	—	—	(.27)	(.67)	—
Total distributions	(1.28)	(.74)	(.58)	(.67)	(.33)
Net asset value, end of period	$23.79	$25.91	$25.56	$27.01	$25.62

Total Return[b]	(3.66%)	4.37%	(3.40%)	8.10%	7.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,445	$42,639	$50,009	$43,849	$40,313
Ratios to average net assets:
Net investment income (loss)	2..04%	2.23%	0.33%	(0.45%)	(0.27%)
Total expenses[c]	1.71%	1.62%	1.58%	1.92%	1.68%
Net expenses[d,e]	1.66%	1.55%	1.53%	1.87%	1.63%
Portfolio turnover rate	144%	194%	187%	180%	207%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.16%	1.15%	1.15%	1.16%	1.13%

296 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2024
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 27.8%
Federal Home Loan Bank
4.41% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	$2,500,000	$2,500,000
4.40% (SOFR + 0.03%, Rate Floor: 0.00%) due 03/18/25◊	2,000,000	2,000,042
4.39% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	2,000,000	2,000,000
4.38% (SOFR + 0.01%, Rate Floor: 0.00%) due 02/06/25◊	2,000,000	1,999,948
Federal Farm Credit Bank
4.51% (SOFR + 0.14%, Rate Floor: 0.00%) due 04/21/25◊	2,000,000	2,000,749
5.13% due 05/22/25	1,300,000	1,299,701
Total Federal Agency Notes
(Cost $11,800,440)		11,800,440

FEDERAL AGENCY DISCOUNT NOTES†† - 25.3%
Federal Home Loan Bank
4.30% due 02/05/25[1]	2,000,000	1,991,639
4.50% due 01/02/25[1]	1,820,000	1,819,772
4.30% due 01/23/25[1]	1,500,000	1,496,058
4.32% due 03/14/25[1]	400,000	396,544
Fannie Mae
4.18% due 01/02/25[1]	3,000,000	2,999,653
Farmer Mac
4.25% due 01/17/25[1]	2,000,000	1,996,222
Total Federal Agency Discount Notes
(Cost $10,699,888)		10,699,888

U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
4.52% due 01/09/25[1]	2,000,000	1,997,993
4.25% due 01/30/25[1]	2,000,000	1,993,159
4.26% due 02/11/25[1]	1,000,000	995,154
Total U.S. Treasury Bills
(Cost $4,986,306)		4,986,306

U.S. GOVERNMENT SECURITIES†† - 4.7%
United States Treasury Floating Rate Note
4.48% (3 Month U.S. Treasury Bill Rate + 0.20%, Rate Floor: 0.00%) due 01/31/25◊	2,000,000	2,000,179
Total U.S. Government Securities
(Cost $2,000,179)		2,000,179

REPURCHASE AGREEMENTS††,2 - 30.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	7,284,215	7,284,215
BofA Securities, Inc issued 12/31/24 at 4.43% due 01/02/25	5,725,688	5,725,688
Total Repurchase Agreements
(Cost $13,009,903)		13,009,903

Total Investments - 100.3%
(Cost $42,496,716)		$42,496,716
Other Assets & Liabilities, net - (0.3)%		(119,306)
Total Net Assets - 100.0%		$42,377,410

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 297

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2024
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$11,800,440	$—	$11,800,440
Federal Agency Discount Notes	—	10,699,888	—	10,699,888
U.S. Treasury Bills	—	4,986,306	—	4,986,306
U.S. Government Securities	—	2,000,179	—	2,000,179
Repurchase Agreements	—	13,009,903	—	13,009,903
Total Assets	$—	$42,496,716	$—	$42,496,716

298 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Assets:
Investments, at value (cost $29,486,813)	$29,486,813
Repurchase agreements, at value (cost $13,009,903)	13,009,903
Receivables:
Interest	79,294
Total assets	42,576,010

Liabilities:
Payable for:
Fund shares redeemed	47,144
Professional Fees	63,281
Transfer agent fees	18,811
Management fees	17,560
Printing Fees	16,771
Investor service fees	8,780
Portfolio accounting and administration fees	5,444
Trustees’ fees*	384
Miscellaneous	20,425
Total liabilities	198,600
Net assets	$42,377,410

Net assets consist of:
Paid in capital	$42,377,271
Total distributable earnings (loss)	139
Net assets	$42,377,410
Capital shares outstanding	42,364,634
Net asset value per share	$1.00

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income:
Interest	$2,156,929
Total investment income	2,156,929

Expenses:
Management fees	206,416
Investor service fees	103,208
Transfer agent fees	103,380
Professional fees	74,235
Portfolio accounting and administration fees	63,988
Custodian fees	5,623
Trustees’ fees*	5,047
Miscellaneous	30,023
Total expenses	591,920
Net investment income	1,565,009

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	139
Net realized gain	139
Net increase in net assets resulting from operations	$1,565,148

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 299

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,565,009	$2,054,530
Net realized gain on investments	139	10,376
Net change in unrealized appreciation (depreciation) on investments	—-	—-
Net increase in net assets resulting from operations	1,565,148	2,064,906

Distributions to shareholders	(1,575,385)	(2,055,214)

Capital share transactions:
Proceeds from sale of shares	53,331,921	63,584,054
Distributions reinvested	1,575,385	2,055,214
Cost of shares redeemed	(53,145,160)	(112,425,885)
Net increase (decrease) from capital share transactions	1,762,146	(46,786,617)
Net increase (decrease) in net assets	1,751,909	(46,776,925)

Net assets:
Beginning of year	40,625,501	87,402,426
End of year	$42,377,410	$40,625,501

Capital share activity:
Shares sold	53,332,992	63,593,369
Shares issued from reinvestment of distributions	1,574,314	2,045,900
Shares redeemed	(53,145,160)	(112,425,887)
Net increase (decrease) in shares	1,762,146	(46,786,618)

300 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.04	.01	— [b]	— [b]
Net gain (loss) on investments (realized and unrealized)	—	—	—	— [b]	— [b]
Total from investment operations	.04	.04	.01	—	—
Less distributions from:
Net investment income	(.04)	(.04)	(.01)	(—)[b]	(—)[b]
Net realized gains	—	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Total distributions	(.04)	(.04)	(.01)	(—)[b]	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	3.89%	3.71%	0.73%	0.00%[e]	0.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,377	$40,626	$87,402	$53,732	$54,657
Ratios to average net assets:
Net investment income (loss)	3.79%	3.59%	0.70%	— [e]	0.05%
Total expenses	1.43%	1.45%	1.39%	1.29%	1.42%
Net expenses[d]	1.43%	1.45%	0.91%	0.08%	0.41%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Less than $0.01 per share.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 301

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At December 31, 2024, the Trust consisted of forty-eight Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund. The Notes to Financial Statements presented herein are consolidated with respect to the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund and include the accounts of the Subsidiaries.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that

302 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2024	% of Net Assets of the Fund at December 31, 2024
Commodities Strategy Fund	07/21/09	$882,118	8.6%
Global Managed Futures Strategy Fund	11/07/08	1,730,014	13.9%
Multi-Hedge Strategies Fund	04/15/09	1,351,243	4.0%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity,

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NOTES TO FINANCIAL STATEMENTS (continued)

treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

304 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at December 31, 2024.

(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (continued)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

306 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,771,186	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	85,082
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	534,023	—
NASDAQ-100® Fund	Index exposure, Liquidity	10,297,480	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	33,334,092	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	637,073	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,483,940	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	16,710
Nova Fund	Index exposure, Leverage, Liquidity	10,936,780	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	8,771,276	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	184,616
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	3,079,018	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	798,352
High Yield Strategy Fund	Duration, Index exposure, Liquidity	6,795,620	—
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	3,513,275	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,408,898	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,465,482	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,082,182
Commodities Strategy Fund	Index exposure, Liquidity	7,381,588	—
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	33,681,350	30,173,536
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	66,397,208	49,707,305

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$9,599,565	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,993,463
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,400,800	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	125,534
NASDAQ-100® Fund	Index exposure, Liquidity	13,326,305	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	103,158,221	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	1,049,030
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,536,896	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	16,766,987	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	649,231
Nova Fund	Index exposure, Leverage, Liquidity	18,385,795	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	30,726,408	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	958,652
High Yield Strategy Fund	Duration, Index exposure, Liquidity	53,555	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$26,866,165	$22,225,489

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$959,952	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	357,885

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

308 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$6,238,833	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on credit default swap agreements Variation margin on credit default swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at December 31, 2024
Dow 2x Strategy Fund	$—	$34,502	$34,502
Inverse Dow 2x Strategy Fund	7,388	1,853	9,241
Mid-Cap 1.5x Strategy Fund	—	2,923	2,923
Inverse Mid-Cap Strategy Fund	—	1,048	1,048
Inverse NASDAQ-100® Strategy Fund	—	18,026	18,026
Inverse Russell 2000® Strategy Fund	—	3,613	3,613
Nova Fund	—	17,349	17,349
S&P 500® 2x Strategy Fund	—	17,550	17,550
Inverse S&P 500® Strategy Fund	4,546	3,078	7,624

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at December 31, 2024
Dow 2x Strategy Fund	$7,770	$—	$7,770
Inverse Dow 2x Strategy Fund	—	6,277	6,277
Mid-Cap 1.5x Strategy Fund	16,977	41,643	58,620
Inverse Mid-Cap Strategy Fund	—	237	237
NASDAQ-100® Fund	207,634	516,421	724,055
NASDAQ-100® 2x Strategy Fund	313,371	4,251,802	4,565,173
Russell 2000® 1.5x Strategy Fund	38,230	19,578	57,808
Russell 2000® 2x Strategy Fund	126,990	637,672	764,662
Nova Fund	249,585	239,212	488,797
S&P 500® 2x Strategy Fund	209,714	488,528	698,242
Inverse S&P 500® Strategy Fund	—	283	283

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NOTES TO FINANCIAL STATEMENTS (continued)

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at December 31, 2024
Government Long Bond 1.2x Strategy Fund	$—	$—	$—	$—	$64	$—	$—	$64
Inverse Government Long Bond Strategy Fund	—	—	—	—	29,161	—	—	29,161
High Yield Strategy Fund	—	—	—	—	—	—	45,502	45,502
Japan 2x Strategy Fund	2,985	—	—	—	—	—	—	2,985
Strengthening Dollar 2x Strategy Fund	—	—	124,747	20,331	—	—	—	145,078
Commodities Strategy Fund	—	—	—	—	—	150,184	—	150,184
Global Managed Futures Strategy Fund	14,631	—	161,597	—	58,321	137,328	—	371,877
Multi-Hedge Strategies Fund	68,375	367,223	296,838	—	216,895	596,740	—	1,546,071

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at December 31, 2024
High Yield Strategy Fund	$—	$—	$—	$—	$41,401	$—	$76	$41,477
Europe 1.25x Strategy Fund	36,446	—	22,213	—	—	—	—	58,659
Japan 2x Strategy Fund	—	—	81,631	—	—	—	—	81,631
Weakening Dollar 2x Strategy Fund	—	—	11,214	1,164	—	—	—	12,378
Global Managed Futures Strategy Fund	80,265	—	6,019	—	11,880	73,330	—	171,494
Multi-Hedge Strategies Fund	88,361	—	227,436	—	123,171	483,665	—	922,633

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended December 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended December 31, 2024:

310 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$338,965	$515,175	$854,140
Inverse Dow 2x Strategy Fund	(341,227)	(779,484)	(1,120,711)
Mid-Cap 1.5x Strategy Fund	60,711	268,435	329,146
Inverse Mid-Cap Strategy Fund	—	(19,154)	(19,154)
NASDAQ-100® Fund	2,542,074	2,518,722	5,060,796
NASDAQ-100® 2x Strategy Fund	8,618,874	15,580,892	24,199,766
Inverse NASDAQ-100® Strategy Fund	(3,902)	(157,037)	(160,939)
Russell 2000® 1.5x Strategy Fund	115,172	(58,392)	56,780
Russell 2000® 2x Strategy Fund	109,636	(1,368,730)	(1,259,094)
Inverse Russell 2000® Strategy Fund	(1,572)	(99,941)	(101,513)
Nova Fund	1,883,503	3,414,625	5,298,128
S&P 500® 2x Strategy Fund	969,527	6,619,007	7,588,534
Inverse S&P 500® Strategy Fund	(38,915)	(375,641)	(414,556)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$(7,823)	$(69,458)	$(77,281)
Inverse Dow 2x Strategy Fund	7,388	13,320	20,708
Mid-Cap 1.5x Strategy Fund	(16,977)	(81,207)	(98,184)
Inverse Mid-Cap Strategy Fund	—	1,801	1,801
NASDAQ-100® Fund	(469,868)	(608,271)	(1,078,139)
NASDAQ-100® 2x Strategy Fund	(510,664)	(5,366,991)	(5,877,655)
Inverse NASDAQ-100® Strategy Fund	—	23,215	23,215
Russell 2000® 1.5x Strategy Fund	(56,735)	(71,230)	(127,965)
Russell 2000® 2x Strategy Fund	(130,461)	(871,834)	(1,002,295)
Inverse Russell 2000® Strategy Fund	—	10,324	10,324
Nova Fund	(263,692)	(475,034)	(738,726)
S&P 500® 2x Strategy Fund	(209,693)	(872,052)	(1,081,745)
Inverse S&P 500® Strategy Fund	18,654	7,734	26,388

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk*	Swaps Credit Risk	Swaps Equity Risk	Total
Government Long Bond 1.2x Strategy Fund	$—	$—	$—	$(364,944)	$—	$—	$—	$(364,944)
Inverse Government Long Bond Strategy Fund	—	—	—	(10,712)	—	—	—	(10,712)
High Yield Strategy Fund	—	—	—	(273,703)	—	705,121	—	431,418
Europe 1.25x Strategy Fund	147,853	(6,076)	—	—	—	—	—	141,777
Japan 2x Strategy Fund	407,497	(283,869)	—	—	—	—	—	123,628
Strengthening Dollar 2x Strategy Fund	—	157,845	32,580	—	—	—	—	190,425
Weakening Dollar 2x Strategy Fund	—	(318,167)	(66,792)	—	—	—	—	(384,959)
Commodities Strategy Fund	—	—	—	—	1,247	—	—	1,247
Global Managed Futures Strategy Fund	1,026,474	(533,026)	—	(801,629)	(197,859)	—	—	(506,040)
Multi-Hedge Strategies Fund	(1,333,725)	(297,083)	—	112,017	(503,240)	—	1,598,810	(423,221)

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NOTES TO FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk*	Swaps Credit Risk	Swaps Equity Risk	Total
Government Long Bond 1.2x Strategy Fund	$—	$—	$—	$(273,711)	$—	$—	$—	$(273,711)
Inverse Government Long Bond Strategy Fund	—	—	—	56,490	—	—	—	56,490
High Yield Strategy Fund	—	—	—	(202,262)	—	(251,248)	—	(453,510)
Europe 1.25x Strategy Fund	(37,227)	(66,133)	—	—	—	—	—	(103,360)
Japan 2x Strategy Fund	7,358	(172,135)	—	—	—	—	—	(164,777)
Strengthening Dollar 2x Strategy Fund	—	122,144	19,092	—	—	—	—	141,236
Weakening Dollar 2x Strategy Fund	—	(34,008)	(2,605)	—	—	—	—	(36,613)
Commodities Strategy Fund	—	—	—	—	55,000	—	—	55,000
Global Managed Futures Strategy Fund	(175,936)	31,018	—	87,691	(9,293)	—	—	(66,520)
Multi-Hedge Strategies Fund	(109,492)	227,040	—	36,033	129,271	—	(1,824,278)	(1,541,426)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the

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risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow 2x Strategy Fund	Swap equity agreements	$34,502	$—	34,502	$—	$—	$34,502
Inverse Dow 2x Strategy Fund	Swap equity agreements	1,853	—	1,853	—	—	1,853
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	2,923	—	2,923	—	—	2,923
Inverse Mid-Cap Strategy Fund	Swap equity agreements	1,048	—	1,048	—	—	1,048
Inverse NASDAQ-100® Strategy Fund	Swap equity agreements	18,026	—	18,026	—	—	18,026
Inverse Russell 2000® Strategy Fund	Swap equity agreements	3,613	—	3,613	—	—	3,613
Nova Fund	Swap equity agreements	17,349	—	17,349	—	—	17,349
S&P 500® 2x Strategy Fund	Swap equity agreements	17,550	—	17,550	—	(17,550)	—
Inverse S&P 500® Strategy Fund	Swap equity agreements	3,078	—	3,078	—	—	3,078
High Yield Strategy Fund	Swap index agreements	157	—	157	—	—	157
Strengthening Dollar 2x Strategy Fund	Currency swap agreements	20,331	—	20,331	—	—	20,331
Multi-Hedge Strategies Fund	Custom basket swap agreements	367,223	—	367,223	—	—	367,223

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse Dow 2x Strategy Fund	Swap equity agreements	$6,277	$—	$6,277	$(6,277)	$—	$—
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	41,643	—	41,643	(41,643)	—	—
Inverse Mid-Cap Strategy Fund	Swap equity agreements	237	—	237	(140)	—	97
NASDAQ-100® Fund	Swap equity agreements	516,421	—	516,421	(500,421)	(16,000)	—
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	4,251,802	—	4,251,802	(4,251,802)	—	—
Russell 2000® 1.5x Strategy Fund	Swap equity agreements	19,578	—	19,578	(19,319)	(259)	—
Russell 2000® 2x Strategy Fund	Swap equity agreements	637,672	—	637,672	(637,672)	—	—
Nova Fund	Swap equity agreements	239,212	—	239,212	(239,212)	—	—
S&P 500® 2x Strategy Fund	Swap equity agreements	488,528	—	488,528	(488,528)	—	—
Inverse S&P 500® Strategy Fund	Swap equity agreements	283	—	283	(246)	(37)	—
High Yield Strategy Fund	Swap index agreements	76	—	76	—	—	76
Weakening Dollar 2x Strategy Fund	Currency swap agreements	1,164	—	1,164	(1,164)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of December 31, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$48,859	$10,000
Inverse Dow 2x Strategy Fund	Goldman Sachs International	Futures contracts	418	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	534	—
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	16,000	—
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	32,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	44,000	—
	Goldman Sachs International	Futures contracts	2,927	—
			46,927	—
Nova Fund	Barclays Bank plc	Total return swap agreements	29,205	—
S&P 500® 2x Strategy Fund	BNP Paribas	Total return swap agreements	—	60,000
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	20,095	—
	Goldman Sachs International	Futures contracts	15,416	—
			35,511	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	50,715	—
Inverse Government Long Bond Strategy Fund	Goldman Sachs International	Futures contracts	5,651	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	48,448	—
	BNP Paribas	Total return swap agreements	2,392	—
			50,840	—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	22,423	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	252,874	—
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	614,098	—
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	137,228	—
	Goldman Sachs International	Custom basket swap agreements	918,433	—
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	830,735	—
			1,886,396

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	— significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Management Fees (as a % of Net Assets)
Weakening Dollar 2x Strategy Fund	0.90%
Commodities Strategy Fund	0.75%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund invest in their respective Subsidiaries. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended December 31, 2024, the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund waived $9,385, $16,815 and $16,856, respectively, related to advisory fees in its respective Subsidiary.

For the Multi-Hedge Strategies Fund, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the U.S. Government Money Market Fund, the Advisor and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Advisor. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or to continue paying periodic dividends when the yield is not positive.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended December 31, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Mid-Cap 1.5x Strategy Fund	$397
Inverse Mid-Cap Strategy Fund	61
NASDAQ-100® Fund	22,621
Inverse NASDAQ-100® Strategy Fund	467
Russell 2000® 1.5x Strategy Fund	946
Inverse Russell 2000® Strategy Fund	168
Nova Fund	5,034
Inverse S&P 500® Strategy Fund	528
Government Long Bond 1.2x Strategy Fund	742
Inverse Government Long Bond Strategy Fund	1,156
High Yield Strategy Fund	1,425
Europe 1.25x Strategy Fund	450
Commodities Strategy Fund	3,736
Global Managed Futures Strategy Fund	181
Multi-Hedge Strategies Fund	1,360

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NOTES TO FINANCIAL STATEMENTS (continued)

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, Inverse Government Long Bond Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, Nova Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2025 and shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2024, GI has agreed to waive and/or reimburse, in addition to other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days written notice to GI. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At December 31, 2024, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	25%

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.45%			0.00%
Due 01/02/25	$49,042,693	$49,054,818	Due 11/15/25 - 08/15/53	$46,548,325	$42,428,230
			U.S. Treasury Notes
			3.88% - 4.63%
			Due 06/15/27 - 12/31/27	7,517,200	7,595,317
				54,065,525	50,023,547

BofA Securities, Inc.			U.S. Treasury Notes
4.43%			4.50% - 4.63%
Due 01/02/25	38,549,545	38,559,032	Due 04/15/27 - 06/15/27	38,802,900	39,320,633

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 319

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$22,010	$(22,010)	$—	$22,584	$—	$22,584
Basic Materials Fund	47,316	(47,316)	—	48,450	—	48,450
Biotechnology Fund	119,184	(119,184)	—	121,269	—	121,269
Electronics Fund	1,062,500	(1,062,500)	—	1,092,565	—	1,092,565
Energy Fund	104,999	(104,999)	—	108,364	—	108,364
Energy Services Fund	22,782	(22,782)	—	23,604	—	23,604
Financial Services Fund	30,697	(30,697)	—	31,664	—	31,664
Health Care Fund	18,106	(18,106)	—	18,170	—	18,170
Internet Fund	28,033	(28,033)	—	30,058	—	30,058
Leisure Fund	46,914	(46,914)	—	47,976	—	47,976
Precious Metals Fund	174,502	(174,502)	—	180,654	—	180,654
Technology Fund	155,160	(155,160)	—	158,914	—	158,914
Telecommunications Fund	85,171	(85,171)	—	90,062	—	90,062
Transportation Fund	92,819	(92,819)	—	96,656	—	96,656
Mid-Cap 1.5x Strategy Fund	2,698	(2,698)	—	2,741	—	2,741
Russell 2000® 1.5x Strategy Fund	304,912	(304,912)	—	310,941	—	310,941
Nova Fund	2,542	(2,542)	—	2,612	—	2,612
S&P 500® 2x Strategy Fund	2,824	(2,824)	—	2,903	—	2,903
S&P 500® Pure Value Fund	164,546	(164,546)	—	169,109	—	169,109
S&P MidCap 400® Pure Growth Fund	49,835	(49,835)	—	50,632	—	50,632
High Yield Strategy Fund	180,858	(180,858)	—	184,620	—	184,620
Europe 1.25x Strategy Fund	82,740	(82,740)	—	85,280	—	85,280
Multi-Hedge Strategies Fund	79,758	(79,758)	—	81,568	—	81,568

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

320 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidiaries which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$62,928	$—	$62,928
Basic Materials Fund	64,199	—	64,199
Biotechnology Fund	18,640	939,085	957,725
Consumer Products Fund	101,574	—	101,574
Electronics Fund	459,070	—	459,070
Energy Fund	356,907	—	356,907
Financial Services Fund	143,097	148	143,245
Health Care Fund	373,241	20,394	393,635
Leisure Fund	2,061	—	2,061
Precious Metals Fund	292,332	—	292,332
Real Estate Fund	57,969	—	57,969
Technology Fund	519,273	360,793	880,066
Telecommunications Fund	14,001	—	14,001
Transportation Fund	7,975	—	7,975
Utilities Fund	161,312	—	161,312

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$96,119	$—	$96,119
Inverse Dow 2x Strategy Fund	58,940	—	58,940
Mid-Cap 1.5x Strategy Fund	25,946	—	25,946
Inverse Mid-Cap Strategy Fund	6,469	—	6,469
NASDAQ-100® Fund	499,809	2,364,693	2,864,502
Inverse NASDAQ-100® Strategy Fund	91,254	—	91,254
Russell 2000® 1.5x Strategy Fund	42,928	—	42,928
Russell 2000® 2x Strategy Fund	306,807	5,284	312,091
Inverse Russell 2000® Strategy Fund	37,982	—	37,982
S&P 500® 2x Strategy Fund	183,943	—	183,943
Inverse S&P 500® Strategy Fund	193,469	—	193,469
S&P 500® Pure Growth Fund	15,298	107,013	122,311
S&P 500® Pure Value Fund	247,566	—	247,566
S&P MidCap 400® Pure Growth Fund	—	981	981
S&P MidCap 400® Pure Value Fund	164,106	197,742	361,848

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 321

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Government Long Bond 1.2x Strategy Fund	$229,414	$—	$229,414
Inverse Government Long Bond Strategy Fund	143,890	—	143,890
High Yield Strategy Fund	386,203	—	386,203
Europe 1.25x Strategy Fund	119,505	—	119,505
Japan 2x Strategy Fund	55,630	—	55,630
Strengthening Dollar 2x Strategy Fund	94,410	—	94,410
Weakening Dollar 2x Strategy Fund	35,982	—	35,982
Commodities Strategy Fund	280,887	—	280,887
Global Managed Futures Strategy Fund	584,520	—	584,520
Multi-Hedge Strategies Fund	1,863,918	—	1,863,918
U.S. Government Money Market Fund	1,565,227	10,158	1,575,385

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$51,206	$—	$51,206
Biotechnology Fund	—	132,244	132,244
Consumer Products Fund	145,745	54,334	200,079
Electronics Fund	—	745,906	745,906
Energy Fund	882,712	—	882,712
Health Care Fund	14,823	562,511	577,334
Precious Metals Fund	57,952	—	57,952
Real Estate Fund	63,026	189,779	252,805
Technology Fund	—	367,393	367,393
Telecommunications Fund	16,914	—	16,914
Utilities Fund	167,571	—	167,571

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$34,622	$—	$34,622
Inverse Dow 2x Strategy Fund	4,186	—	4,186
Inverse Mid-Cap Strategy Fund	747	—	747
Inverse NASDAQ-100® Strategy Fund	9,114	—	9,114
Russell 2000® 2x Strategy Fund	8,798	—	8,798
S&P 500® 2x Strategy Fund	22,232	—	22,232
Inverse S&P 500® Strategy Fund	45,498	—	45,498
S&P 500® Pure Value Fund	296,989	—	296,989
S&P SmallCap 600® Pure Growth Fund	5,759	—	5,759

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Government Long Bond 1.2x Strategy Fund	$247,608	$—	$247,608
High Yield Strategy Fund	188,051	—	188,051
Europe 1.25x Strategy Fund	11,417	—	11,417
Japan 2x Strategy Fund	1,317	—	1,317
Strengthening Dollar 2x Strategy Fund	6,475	—	6,475
Weakening Dollar 2x Strategy Fund	602	—	602
Commodities Strategy Fund	969,331	—	969,331
Global Managed Futures Strategy Fund	661,323	335,488	996,811
Multi-Hedge Strategies Fund	1,289,467	—	1,289,467
U.S. Government Money Market Fund	2,055,214	—	2,055,214

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

322 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax components of distributable earnings/(loss) as of December 31, 2024 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Banking Fund	$39,311	$—	$1,044,506	$(345,446)	$—	$738,371
Basic Materials Fund	82,938	461,457	2,055,965	—	—	2,600,360
Biotechnology Fund	149,377	295,743	3,488,866	—	—	3,933,986
Consumer Products Fund	81,209	454,779	2,807,967	—	—	3,343,955
Electronics Fund	741,281	4,398,904	12,127,349	—	—	17,267,534
Energy Fund	190,554	6,643	3,438,530	—	—	3,635,727
Energy Services Fund	1,990	—	798,132	(9,218,591)	—	(8,418,469)
Financial Services Fund	305,435	—	4,962,103	—	—	5,267,538
Health Care Fund	138,883	876,858	5,912,406	—	—	6,928,147
Internet Fund	214,951	388,457	2,810,913	—	—	3,414,321
Leisure Fund	—	—	1,677,496	(170,155)	—	1,507,341
Precious Metals Fund	658,692	—	2,850,644	(16,372,732)	—	(12,863,396)
Real Estate Fund	61,129	—	1,537,116	(26,595)	9,687	1,581,337
Retailing Fund	—	41,004	1,189,190	—	—	1,230,194
Technology Fund	766,428	1,756,960	12,024,095	—	—	14,547,483
Telecommunications Fund	13,917	—	243,010	(490,777)	—	(233,850)
Transportation Fund	—	—	1,513,912	(394,774)	—	1,119,138
Utilities Fund	165,003	—	4,524,960	(5,563,479)	—	(873,516)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Dow 2x Strategy Fund	$64,046	$—	$1,621,705	$—	$—	$1,685,751
Inverse Dow 2x Strategy Fund	49,696	—	(4,360)	(25,072,684)	—	(25,027,348)
Mid-Cap 1.5x Strategy Fund	28,055	—	744,409	—	93	772,557
Inverse Mid-Cap Strategy Fund	4,727	—	1,405	(2,055,917)	—	(2,049,785)
NASDAQ-100® Fund	4,186,778	2,885,683	53,197,296	—	—	60,269,757
NASDAQ-100® 2x Strategy Fund	10,280,229	—	12,324,997	—	—	22,605,226
Inverse NASDAQ-100® Strategy Fund	37,615	—	19,082	(9,745,617)	—	(9,688,920)
Russell 2000® 1.5x Strategy Fund	45,528	—	(33,427)	(1,037,425)	32	(1,025,292)
Russell 2000® 2x Strategy Fund	342,757	—	(634,098)	(1,389,404)	—	(1,680,745)
Inverse Russell 2000® Strategy Fund	25,607	—	5,614	(8,466,578)	—	(8,435,357)
Nova Fund	—	—	8,418,490	(1,605,800)	—	6,812,690
S&P 500® 2x Strategy Fund	98,168	—	6,284,152	(15,657,509)	—	(9,275,189)
Inverse S&P 500® Strategy Fund	103,991	—	4,103	(19,872,315)	—	(19,764,221)
S&P 500® Pure Growth Fund	1,359,286	2,218,533	3,840,832	—	—	7,418,651
S&P 500® Pure Value Fund	208,470	813,318	582,156	—	—	1,603,944
S&P MidCap 400® Pure Growth Fund	519,417	—	1,188,707	—	—	1,708,124
S&P MidCap 400® Pure Value Fund	9,310	678,692	476,726	—	—	1,164,728
S&P SmallCap 600® Pure Growth Fund	—	—	702,778	(655,522)	—	47,256
S&P SmallCap 600® Pure Value Fund	6,858	285,214	(60,500)	—	—	231,572

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 323

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Government Long Bond 1.2x Strategy Fund	$—	$—	$(151,714)	$(22,937,947)	$—	$(23,089,661)
Inverse Government Long Bond Strategy Fund	126,347	—	101,465	(6,244,774)	—	(6,016,962)
High Yield Strategy Fund	497,872	—	35,347	(894,160)	—	(360,941)
Europe 1.25x Strategy Fund	59,949	—	124,629	(584,612)	—	(400,034)
Japan 2x Strategy Fund	57,308	—	115	(2,022,279)	—	(1,964,856)
Strengthening Dollar 2x Strategy Fund	91,331	—	75	(648,482)	—	(557,076)
Weakening Dollar 2x Strategy Fund	41,737	—	10	(2,122,473)	—	(2,080,726)
Commodities Strategy Fund	214,784	—	(6,657,468)	(586,306)	—	(7,028,990)
Global Managed Futures Strategy Fund	212,863	—	(2,286,772)	(186,610)	—	(2,260,519)
Multi-Hedge Strategies Fund	651,742	—	(3,300,827)	(1,879,354)	—	(4,528,439)
U.S. Government Money Market Fund	132	7	—	—	—	139

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of December 31, 2024, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Banking Fund	$(345,446)	$—	$(345,446)
Energy Services Fund	(1,328,151)	(7,890,440)	(9,218,591)
Leisure Fund	(170,155)	—	(170,155)
Precious Metals Fund	(5,638,873)	(10,733,859)	(16,372,732)
Real Estate Fund	(26,595)	—	(26,595)
Telecommunications Fund	(290,175)	(200,602)	(490,777)
Transportation Fund	(394,774)	—	(394,774)
Utilities Fund	(5,563,479)	—	(5,563,479)

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Inverse Dow 2x Strategy Fund	$(22,635,944)	$(2,436,740)	$(25,072,684)
Inverse Mid-Cap Strategy Fund	(1,926,750)	(129,167)	(2,055,917)
Inverse NASDAQ-100® Strategy Fund	(8,898,845)	(846,772)	(9,745,617)
Russell 2000® 1.5x Strategy Fund	(902,122)	(135,303)	(1,037,425)
Russell 2000® 2x Strategy Fund	(1,377,081)	(12,323)	(1,389,404)
Inverse Russell 2000® Strategy Fund	(7,607,126)	(859,452)	(8,466,578)
Nova Fund	(1,229,474)	(376,326)	(1,605,800)
S&P 500® 2x Strategy Fund	(14,630,600)	(1,026,909)	(15,657,509)
Inverse S&P 500® Strategy Fund	(18,027,817)	(1,844,498)	(19,872,315)
S&P SmallCap 600® Pure Growth Fund	(606,740)	(48,782)	(655,522)

324 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Government Long Bond 1.2x Strategy Fund	$(17,957,341)	$(4,980,606)	$(22,937,947)
Inverse Government Long Bond Strategy Fund	(4,348,980)	(1,895,794)	(6,244,774)
High Yield Strategy Fund	(291,823)	(602,337)	(894,160)
Europe 1.25x Strategy Fund	(584,612)	—	(584,612)
Japan 2x Strategy Fund	(799,415)	(1,222,864)	(2,022,279)
Strengthening Dollar 2x Strategy Fund	(281,724)	(366,758)	(648,482)
Weakening Dollar 2x Strategy Fund	(867,142)	(1,255,331)	(2,122,473)
Commodities Strategy Fund	(586,231)	(75)	(586,306)
Global Managed Futures Strategy Fund	—	(186,610)	(186,610)
Multi-Hedge Strategies Fund	(517,934)	(1,288,418)	(1,806,352)

For the year ended December 31, 2024, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Banking Fund	$244,006
Basic Materials Fund	81,517
Consumer Products Fund	206,088
Energy Fund	856,421
Energy Services Fund	721,677
Internet Fund	5,798
Leisure Fund	316,087
Real Estate Fund	126,099
Retailing Fund	618,129
Telecommunications Fund	318,892
Transportation Fund	485,916
Utilities Fund	1,077,727

Fund	Utilized
Dow 2x Strategy Fund	$1,346,619
Mid-Cap 1.5x Strategy Fund	444,953
NASDAQ-100® 2x Strategy Fund	793,423
Nova Fund	7,101,974
S&P 500® 2x Strategy Fund	8,334,149
S&P 500® Pure Value Fund	1,499,934
S&P SmallCap 600® Pure Growth Fund	486,858
S&P SmallCap 600® Pure Value Fund	173,519

Fund	Utilized
Europe 1.25x Strategy Fund	$144,430
Strengthening Dollar 2x Strategy Fund	331,668

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, losses deferred due to wash sales, distributions in connection with redemption of fund shares, return of capital distributions received, the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs), net operating losses, and foreign taxes. Additional differences may result from investments in swap agreements and the “mark-to-market” of certain derivatives. Further differences may be due to foreign currency gains and losses, investments in securities sold short, and straddles loss deferrals. In Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, differences may also result from transactions with the Funds’ wholly owned subsidiaries.

To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 325

NOTES TO FINANCIAL STATEMENTS (continued)

The following adjustments were made on the Statements of Assets and Liabilities, and with respect to Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund on the Consolidated Statements of Assets and Liabilities, as of December 31, 2024 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Basic Materials Fund	$100,783	$(100,783)
Biotechnology Fund	748,453	(748,453)
Consumer Products Fund	580,218	(580,218)
Electronics Fund	2,008,467	(2,008,467)
Energy Fund	775,917	(775,917)
Financial Services Fund	608,949	(608,949)
Health Care Fund	774,547	(774,547)
Internet Fund	666,444	(666,444)
Leisure Fund	(6,400)	6,400
Real Estate Fund	1,375	(1,375)
Retailing Fund	(12,931)	12,931
Technology Fund	2,916,735	(2,916,735)
Transportation Fund	(4,609)	4,609

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Dow 2x Strategy Fund	$732,277	$(732,277)
Mid-Cap 1.5x Strategy Fund	550	(550)
NASDAQ-100® Fund	4,253,599	(4,253,599)
NASDAQ-100® 2x Strategy Fund	20,940,118	(20,940,118)
Nova Fund	(512,566)	512,566
S&P 500® 2x Strategy Fund	3	(3)
S&P 500® Pure Growth Fund	814,069	(814,069)
S&P 500® Pure Value Fund	80,479	(80,479)
S&P MidCap 400® Pure Growth Fund	764,686	(764,686)
S&P MidCap 400® Pure Value Fund	211,547	(211,547)
S&P SmallCap 600® Pure Growth Fund	(23,592)	23,592
S&P SmallCap 600® Pure Value Fund	22,175	(22,175)

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Government Long Bond 1.2x Strategy Fund	$2	$(2)
Commodities Strategy Fund	46,727	(46,727)
Global Managed Futures Strategy Fund	(139,311)	139,311
Multi-Hedge Strategies Fund	(451,057)	451,057

326 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Banking Fund	$2,412,174	$1,055,598	$(11,092)	$1,044,506
Basic Materials Fund	4,046,175	2,207,763	(151,798)	2,055,965
Biotechnology Fund	6,650,483	3,530,041	(41,175)	3,488,866
Consumer Products Fund	3,181,444	2,828,191	(20,224)	2,807,967
Electronics Fund	17,983,857	13,469,352	(1,342,003)	12,127,349
Energy Fund	6,518,783	3,487,982	(49,452)	3,438,530
Energy Services Fund	3,412,125	852,732	(54,600)	798,132
Financial Services Fund	6,661,510	4,999,153	(37,050)	4,962,103
Health Care Fund	5,397,101	6,137,211	(224,805)	5,912,406
Internet Fund	2,593,337	2,826,865	(15,952)	2,810,913
Leisure Fund	3,248,396	1,690,984	(13,488)	1,677,496
Precious Metals Fund	13,574,778	2,853,571	(2,927)	2,850,644
Real Estate Fund	2,422,422	1,569,210	(32,094)	1,537,116
Retailing Fund	1,280,418	1,203,401	(14,211)	1,189,190
Technology Fund	11,206,181	12,210,539	(186,444)	12,024,095
Telecommunications Fund	4,064,384	319,558	(76,548)	243,010
Transportation Fund	2,595,070	1,555,998	(42,086)	1,513,912
Utilities Fund	6,211,687	4,557,201	(32,241)	4,524,960

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Dow 2x Strategy Fund	$7,690,136	$1,634,514	$(12,809)	$1,621,705
Inverse Dow 2x Strategy Fund	1,431,140	4,905	(9,265)	(4,360)
Mid-Cap 1.5x Strategy Fund	3,217,991	907,098	(162,689)	744,409
Inverse Mid-Cap Strategy Fund	120,752	1,642	(237)	1,405
NASDAQ-100® Fund	75,750,589	54,249,656	(1,052,360)	53,197,296
NASDAQ-100® 2x Strategy Fund	125,624,229	17,113,607	(4,788,610)	12,324,997
Inverse NASDAQ-100® Strategy Fund	854,224	19,082	—	19,082
Russell 2000® 1.5x Strategy Fund	3,596,533	237,755	(271,182)	(33,427)
Russell 2000® 2x Strategy Fund	14,022,154	3,575	(637,673)	(634,098)
Inverse Russell 2000® Strategy Fund	689,514	5,615	(1)	5,614
Nova Fund	30,058,395	8,796,028	(377,538)	8,418,490
S&P 500® 2x Strategy Fund	30,050,100	6,946,475	(662,323)	6,284,152
Inverse S&P 500® Strategy Fund	923,797	4,549	(446)	4,103
S&P 500® Pure Growth Fund	24,614,785	4,220,426	(379,594)	3,840,832
S&P 500® Pure Value Fund	17,986,011	943,750	(361,594)	582,156
S&P MidCap 400® Pure Growth Fund	10,993,966	1,357,322	(168,615)	1,188,707
S&P MidCap 400® Pure Value Fund	7,075,215	643,515	(166,789)	476,726
S&P SmallCap 600® Pure Growth Fund	6,913,057	910,371	(207,593)	702,778
S&P SmallCap 600® Pure Value Fund	9,730,337	273,012	(333,512)	(60,500)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 327

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Government Long Bond 1.2x Strategy Fund	$4,385,561	$—	$(151,714)	$(151,714)
Inverse Government Long Bond Strategy Fund	4,491,143	101,465	—	101,465
High Yield Strategy Fund	9,412,291	83,955	(48,608)	35,347
Europe 1.25x Strategy Fund	1,563,856	125,480	(911)	124,569
Japan 2x Strategy Fund	1,242,403	5,873	(5,758)	115
Strengthening Dollar 2x Strategy Fund	4,193,119	75	—	75
Weakening Dollar 2x Strategy Fund	427,174	10	—	10
Commodities Strategy Fund	12,880,062	—	(6,657,468)	(6,657,468)
Global Managed Futures Strategy Fund	15,459,549	—	(2,286,849)	(2,286,849)
Multi-Hedge Strategies Fund	29,323,073	546,530	(3,847,616)	(3,301,086)
U.S. Government Money Market Fund	42,496,716	—	—	—

Note 9 – Securities Transactions

For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$5,023,295	$5,643,826
Basic Materials Fund	6,910,063	7,929,584
Biotechnology Fund	99,654,917	101,728,085
Consumer Products Fund	41,842,444	44,591,949
Electronics Fund	18,263,863	30,883,852
Energy Fund	169,771,497	176,665,647
Energy Services Fund	13,348,721	14,573,687
Financial Services Fund	24,650,400	28,725,564
Health Care Fund	13,917,162	16,594,821
Internet Fund	7,193,473	11,041,017
Leisure Fund	11,081,606	11,767,431
Precious Metals Fund	428,743,699	445,902,920
Real Estate Fund	16,096,591	16,864,152
Retailing Fund	8,380,495	9,457,122
Technology Fund	31,828,653	37,784,483
Telecommunications Fund	13,235,212	11,472,885
Transportation Fund	4,040,505	5,541,501
Utilities Fund	46,993,406	47,507,178

328 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Purchases	Sales
Dow 2x Strategy Fund	$71,505,510	$80,117,562
Inverse Dow 2x Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	1,257,518	1,518,363
Inverse Mid-Cap Strategy Fund	—	—
NASDAQ-100® Fund	131,758,605	146,603,754
NASDAQ-100® 2x Strategy Fund	598,851,494	605,049,962
Inverse NASDAQ-100® Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	173,966	632,381
Russell 2000® 2x Strategy Fund	—	—
Inverse Russell 2000® Strategy Fund	—	—
Nova Fund	58,654,336	63,061,751
S&P 500® 2x Strategy Fund	56,197,361	59,062,300
Inverse S&P 500® Strategy Fund	—	200,000
S&P 500® Pure Growth Fund	80,853,089	81,441,906
S&P 500® Pure Value Fund	44,209,328	46,907,237
S&P MidCap 400® Pure Growth Fund	43,763,002	42,357,698
S&P MidCap 400® Pure Value Fund	12,401,210	16,405,653
S&P SmallCap 600® Pure Growth Fund	25,903,547	25,432,725
S&P SmallCap 600® Pure Value Fund	26,348,593	26,629,842

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$—	$399,999
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	—	—
Europe 1.25x Strategy Fund	16,971,567	17,193,605
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Commodities Strategy Fund	—	200,000
Global Managed Futures Strategy Fund	—	850,000
Multi-Hedge Strategies Fund	45,961,345	53,213,667
U.S. Government Money Market Fund	—	—

For the year ended December 31, 2024, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$173,720,391	$174,592,985
Inverse Government Long Bond Strategy Fund	31,252,281	34,073,750

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 329

NOTES TO FINANCIAL STATEMENTS (continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended December 31, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$1,438,855	$1,090,233	$55,897
Basic Materials Fund	997,141	1,240,498	68,523
Biotechnology Fund	5,036,722	4,485,247	95,942
Consumer Products Fund	2,220,980	4,741,694	257,461
Electronics Fund	3,027,957	3,000,445	639,550
Energy Fund	11,513,561	8,046,390	707,914
Energy Services Fund	4,773,542	3,930,389	311,125
Financial Services Fund	4,920,028	8,892,303	406,823
Health Care Fund	1,644,477	2,636,547	346,268
Internet Fund	1,638,223	1,413,171	412,613
Leisure Fund	2,010,242	2,745,324	57,382
Precious Metals Fund	14,153,825	28,344,222	226,217
Real Estate Fund	3,816,965	3,072,732	27,686
Retailing Fund	954,389	2,245,728	86,315
Technology Fund	10,469,346	9,644,693	895,237
Telecommunications Fund	2,130,902	1,702,416	27,451
Transportation Fund	505,979	1,075,753	92,109
Utilities Fund	5,782,922	3,395,525	21,294
Dow 2x Strategy Fund	6,817,869	12,723,250	230,039
Mid-Cap 1.5x Strategy Fund	347,808	1,091,587	128,355
NASDAQ-100® Fund	92,021,558	81,179,484	1,940,107
NASDAQ-100® 2x Strategy Fund	257,568,174	163,317,189	4,635,996
Russell 2000® 1.5x Strategy Fund	—	443,083	894
Nova Fund	23,477,305	19,166,055	453,956
S&P 500® 2x Strategy Fund	41,948,107	45,445,460	170,998
S&P 500® Pure Growth Fund	15,624,423	12,784,766	162,919
S&P 500® Pure Value Fund	8,665,605	6,901,192	638,943
S&P MidCap 400 Pure Growth Fund	3,013,299	3,824,896	337,415
S&P MidCap 400 Pure Value Fund	1,202,478	1,942,819	122,239
S&P SmallCap 600 Pure Growth Fund	2,255,780	1,816,540	241,472
S&P SmallCap 600 Pure Value Fund	1,758,641	1,361,370	115,237
Europe 1.25x Strategy Fund	746,739	1,719,978	97,521

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.32% for the year ended December 31, 2024. The Funds did not have any borrowings outstanding under this agreement at December 31, 2024.

330 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The average daily balances borrowed for the year ended December 31, 2024, were as follows:

Fund	Average Daily Balance
Banking Fund	$842
Basic Materials Fund	219
Biotechnology Fund	216
Consumer Products Fund	402
Electronics Fund	347
Energy Fund	910
Energy Services Fund	139
Financial Services Fund	1,041
Health Care Fund	557
Internet Fund	90
Leisure Fund	265
Precious Metals Fund	10,768
Real Estate Fund	36
Retailing Fund	194
Technology Fund	653
Telecommunications Fund	1,877
Transportation Fund	418
Utilities Fund	2,104
Dow 2x Strategy Fund	429
Mid-Cap 1.5x Strategy Fund	325
Inverse Mid-Cap Strategy Fund	11
NASDAQ-100® 2x Strategy Fund	6,243
Russell 2000® 1.5x Strategy Fund	46
S&P 500® Pure Growth Fund	3,038
S&P 500® Pure Value Fund	1,303
S&P MidCap 400 Pure Growth Fund	571
S&P MidCap 400 Pure Value Fund	423
S&P SmallCap 600 Pure Growth Fund	1,022
S&P SmallCap 600 Pure Value Fund	216
Government Long Bond 1.2x Strategy Fund	2,907
Multi-Hedge Strategies Fund	762

Note 11 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (concluded)

Note 12 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other types of similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing or similar types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 13 – Subsequent Events

Effective February 18, 2025, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse Dow 2x Strategy Fund	One-for-five reverse split
Inverse Mid-Cap Strategy Fund	One-for-five reverse split
Inverse NASDAQ-100® Strategy Fund	One-for-ten reverse split
Inverse Russell 2000® Strategy Fund	One-for-five reverse split
Inverse S&P 500® Strategy Fund	One-for-five reverse split
Government Long Bond 1.2x Strategy Fund	One-for-ten reverse split
Weakening Dollar 2x Strategy Fund	One-for-three reverse split

The effect of the transactions was to divide the number of outstanding shares of each Fund by the noted split ratio, resulting in a corresponding increase in the net asset value per share. The shares outstanding and the net asset value per share on the Statement of Assets and Liabilities as of December 31, 2024, the share transactions presented in the Statements of Changes in Net Assets for each of the two years then ended and the per share data in the financial highlights for each of the years in the five year period then ended, have been given retroactive effect to reflect the reverse share split. There were no changes in net assets, results of operations or total return as a result of the transactions.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

332 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Rydex Variable Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Guggenheim Global Managed Futures Strategy Fund, Guggenheim Multi-Hedge Strategies Fund and Rydex Commodities Strategy Fund (three of the funds constituting Rydex Variable Trust (the “Trust”)), including the consolidated schedules of investments, as of December 31, 2024, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of asset and liabilities of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, U.S. Government Money Market Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (forty-five of the funds constituting the Trust) (collectively, together with Guggenheim Global Managed Futures Strategy Fund, Guggenheim Multi-Hedge Strategies Fund and Rydex Commodities Strategy Fund, referred to as the “Funds”), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds at December 31, 2024, and the results, or the consolidated results, of their operations for the year then ended, the changes, or the consolidated changes in net assets for each of the two years in the period then ended and the financial highlights or consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 333

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
February 26, 2025

334 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2024.

Precious Metals Fund intends to designate $31,731 of foreign tax withholding on foreign source income of $186,199.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended December 31, 2024, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations.

Fund	Dividend Received Deduction
Banking Fund	100.00%
Basic Materials Fund	100.00%
Biotechnology Fund	100.00%
Consumer Products Fund	100.00%
Electronics Fund	47.92%
Energy Fund	100.00%
Financial Services Fund	100.00%
Health Care Fund	43.33%
Leisure Fund	100.00%
Precious Metals Fund	17.88%
Real Estate Fund	8.94%
Technology Fund	27.67%
Telecommunications Fund	100.00%
Transportation Fund	100.00%
Utilities Fund	100.00%

Fund	Dividend Received Deduction
Dow 2x Strategy Fund	100.00%
Mid-Cap 1.5x Strategy Fund	100.00%
NASDAQ-100® Fund	100.00%
Russell 2000® 1.5x Strategy Fund	50.59%
Russell 2000® 2x Strategy Fund	1.15%
S&P 500® 2x Strategy Fund	100.00%
S&P 500® Pure Growth Fund	100.00%
S&P 500® Pure Value Fund	100.00%
S&P MidCap 400® Pure Value Fund	62.03%

Fund	Dividend Received Deduction
High Yield Strategy Fund	2.55%
Multi-Hedge Strategies Fund	11.27%

With respect to the taxable year ended December 31, 2024, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 335

OTHER INFORMATION (Unaudited)(continued)

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Basic Materials Fund	$—	$100,783
Biotechnology Fund	939,085	748,454
Consumer Products Fund	—	580,218
Electronics Fund	—	2,008,467
Energy Fund	—	775,917
Financial Services Fund	148	595,621
Health Care Fund	20,394	774,665
Internet Fund	—	666,444
Retailing Fund	—	3,448
Technology Fund	360,793	2,916,735

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Dow 2x Strategy Fund	$—	$675,492
NASDAQ-100® Fund	2,364,693	4,253,599
NASDAQ-100® 2x Strategy Fund	—	8,536,646
Russell 2000® 2x Strategy Fund	5,284	—
S&P 500® Pure Growth Fund	107,013	814,069
S&P 500® Pure Value Fund	—	80,479
S&P MidCap 400® Pure Growth Fund	981	390,319
S&P MidCap 400® Pure Value Fund	197,742	210,640
S&P SmallCap 600® Pure Value Fund	—	31,328

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
U.S. Government Money Market Fund	$10,158	$—

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these Funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

336 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 337

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

338 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 339

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

340 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Note: This is not applicable for any fund included in this document.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 341

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	March 7, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	March 7, 2025

*	Print the name and title of each signing officer under his or her signature.